As filed with the Securities and Exchange Commission on April 28, 2016

Registration Statement File No. 333-109620

Registration Statement File No. 811-08619

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 21

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 148

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number, including Area Code)

John E. Deitelbaum

Senior Vice President and Deputy General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2016 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual or Group Deferred Variable Annuity Contract

MassMutual EvolutionSM Variable Annuity

Issued by Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 4

This prospectus describes an individual deferred variable annuity contract offered by Massachusetts Mutual Life Insurance Company. We no longer sell this contract in most states. Please contact our Service Center if you have any questions about whether this contract is available in your state. The contract provides for accumulation of contract value and annuity payments on a fixed and/or variable basis. Certain features of this contract involve payment of a credit. If you elect any of these features, your contract expenses may be higher with the feature than without them. The amount of any credits may be more than offset by the charges for your elected features.

You, the contract owner, have a number of investment choices in this contract. These investment choices include three fixed account choices as well as the following funds which are offered through our separate account, Massachusetts Mutual Variable Annuity Separate Account 4.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Global Health Care Fund

Invesco V.I. Technology Fund

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Contrafund® Portfolio

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Asset Strategy

MML Series Investment Fund

MML Aggressive Allocation Fund

MML American Funds® Core Allocation Fund

MML American Funds® Growth Fund

MML American Funds® International Fund

MML Balanced Allocation Fund

MML Blue Chip Growth Fund

MML Conservative Allocation Fund

MML Equity Income Fund

MML Equity Index Fund

MML Focused Equity Fund

MML Foreign Fund

MML Fundamental Growth Fund

MML Fundamental Value Fund

MML Global Fund

MML Growth Allocation Fund

MML Growth & Income Fund

MML Income & Growth Fund

MML International Equity Fund

MML Large Cap Growth Fund

MML Managed Volatility Fund

MML Mid Cap Growth Fund

MML Mid Cap Value Fund

MML Moderate Allocation Fund

MML Small Cap Growth Equity Fund

MML Small Company Value Fund

MML Small/Mid Cap Value Fund

MML Total Return Bond Fund

MML Series Investment Fund II

MML Blend Fund

MML Equity Fund

MML High Yield Fund

MML Inflation-Protected and Income Fund

MML Managed Bond Fund

MML Short-Duration Bond Fund

MML Small Cap Equity Fund

MML Strategic Emerging Markets Fund

MML U.S. Government Money Market Fund 1

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Conservative Balanced Fund/VA 2

Oppenheimer Discovery Mid Cap Growth Fund/VA

Oppenheimer Global Fund/VA

Oppenheimer Global Multi-Alternatives Fund/VA

Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Government Money Fund/VA 3, 4

Oppenheimer International Growth Fund/VA

Oppenheimer Main Street Fund®/VA

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio

Voya Investors Trust

VY® Clarion Global Real Estate Portfolio

1	Formerly known as MML Money Market Fund.
2	Unavailable in contracts issued on or after 5/1/2009. For contracts issued prior to 5/1/2009, you may not allocate any new money to this fund via purchase payments or transfers.
3	Formerly known as Oppenheimer Money Fund/VA.
4	Unavailable in contracts issued on or after 1/19/2008.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2016. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally a part of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page 54 of this prospectus.

For a free copy of the SAI, or for general inquiries, call our Service Center at (800) 272-2216 or write to our Service Center using the following address: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067. (Overnight Mail Address: MassMutual Financial Group, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0111)

This prospectus is not an offer to sell the contract in any jurisdiction where it is illegal to offer the contract nor is it an offer to sell the contract to anyone to whom it is illegal to offer the contract.

The contract:

•	is not a bank or credit union deposit or obligation.
•	is not FDIC or NCUA insured.
•	is not insured by any federal government agency.
•	is not guaranteed by any bank or credit union.
•	may go down in value.
•	provides guarantees that are subject to our financial strength and claims-paying ability.

The SEC has not approved or disapproved the contract or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.

Effective May 1, 2016

Index of Special Terms

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.

Page
2008 Version	5
Accumulation Phase	5
Accumulation Unit	19
Age	13
Annuitant	12
Annuity Date	32
Annuity Options	33
Annuity Payments	32
Annuity Unit Value	33
Claims-Paying Ability	53
Contract Anniversary	92
Free Withdrawals	30
Good Order	20
Income Phase	31
Non-Qualified	42
Pre-2008 Version	5
Purchase Payment	13
Qualified	42
Separate Account	16
Service Center	5
Sub-account	16
Tax Deferral	6

Contacting the Company

How to Contact Us.  You may contact us by calling the MassMutual Customer Service Center (our Service Center) at (800) 272-2216 Monday through Friday between 8 a.m. and 8 p.m. Eastern Time. You may also e-mail us by visiting www.massmutual.com/secure/emailus. Additionally, you may write to our Service Center using the following address: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067 or to our overnight mail address at MassMutual Financial Group, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA  01111-0111.

Overview

We no longer sell this contract in most states. Please contact our Service Center if you have any questions about whether this contract is available in your state.

2008 and Pre-2008 Versions of the Evolution Contract.  This prospectus describes two versions of the Evolution contract: the 2008 Version (contracts applied for on or after 9/8/2008, subject to state availability); and the Pre-2008 Version (contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable). The primary differences are disclosed in the following sections: “Table of Fees and Expenses,” “Persistency Credit,” “Appendix F – Funds” and “Appendix G – Funds.” Additionally, the expenses for funds offered in the 2008 Version are generally higher than for the funds in the Pre-2008 Version. See “Table of Fees and Expenses – Annual Fund Operating Expenses.”

The following is intended as a summary. Please read each section of this prospectus for additional detail.

This annuity is a contract between “you,” the owner and “us,” Massachusetts Mutual Life Insurance Company (“MassMutual” or the “Company”). The contract is intended for retirement savings or other long-term investment purposes. In exchange for your purchase payments, we agree to pay you an income (annuity payments) when you choose to receive it. You select the income period beginning on a date you designate. For the 2008 Version this date must be at least 13 months from when you purchase the contract. For the Pre-2008 Version this date must be at least 30 days (13 months for contracts issued in New York) from when you purchase the contract.

The contract has two phases – the accumulation phase and the income phase. Your contract is in the accumulation phase until you apply your entire contract value to an annuity option. During the accumulation phase you can apply purchase payments to your contract and we provide a death benefit. Once you begin receiving annuity payments, your contract enters the income phase. Subject to certain restrictions, you may participate in both phases simultaneously if you apply a portion of your contract value to an annuity option.

Contract Type	The contract described in this prospectus is an individual deferred variable annuity. The contract provides for accumulation of contract value and annuity payments on a fixed and/or variable basis.
The Prospectus and the Contract	The prospectus and Statement of Additional Information (SAI) describe all material terms and features of your contract. Certain non-material provisions of your contract may be different than the general description in the prospectus and the SAI, and certain riders may not be available because of legal requirements in your state. See your contract for specific variations since any such state variation will be included in your contract or in riders or endorsements attached to your contract.
Additional Features	For an additional charge, the Annual Ratchet Death Benefit and the Guaranteed Minimum Accumulation Benefit are available for election when we issue your contract (subject to the terms and restrictions described in “Additional Features”). The contract also offers an Electronic Document Delivery Credit which provides your contract with a credit if you elect electronic delivery of your prospectus, prospectus supplements and fund annual and semi-annual reports. Electronic delivery can be elected at any time.
Death Benefits	The contract offers two death benefit features during the accumulation phase: the Basic Death Benefit or, for an additional charge, the Annual Ratchet Death Benefit. Once the income phase commences, payments upon death may be available to beneficiaries depending on the annuity option elected. See “Death Benefit,” “Additional Features” and “The Income Phase.”

Annuity Options	We make annuity payments based on the annuity option you elect. Subject to certain restrictions, you may elect among a number of features when you elect an annuity option. These features include, but are not limited to: duration, number of payees, payments to beneficiaries, and whether payments will be variable and/or fixed payments. See “The Income Phase.”
Investment Choices	Through this contract, you can choose to allocate your purchase payments among various investment choices. Your choices include over forty funds and three fixed accounts. See “Transfers and Transfer Programs – Asset Allocation Programs.” The number of investment choices may be restricted if you elect certain additional features. See “Investment Choices,” “Additional Features,” “Appendix F – Funds,” “Appendix G – Funds” and “Appendix B.”
Withdrawals	Subject to certain restrictions, you may periodically make partial withdrawals of your contract value. If you make a full withdrawal of your contract value, all your rights under the contract will be terminated. Income taxes, tax penalties, and a contingent deferred sales charge (CDSC) may apply to any withdrawal you request. See “Withdrawals,” “Expenses – Contingent Deferred Sales Charge” and “Taxes.”
Transfers	Subject to certain restrictions, you may periodically transfer contract value among available investment choices. See “Transfers and Transfer Programs.”
Fees	Your contract value will be subject to certain fees. These charges will be reflected in your contract value and may be reflected in any annuity payments you choose to receive from the contract. See “Expenses” and “Table of Fees and Expenses.”
Taxation	The Internal Revenue Code of 1986, as amended (IRC), has certain rules that apply to the contract. These tax treatments apply to earnings from the contract, withdrawals, death benefits and annuity options. See “Taxes.”
Tax Deferral	You are generally not taxed on contract earnings until you take money from your contract. This is known as tax deferral. Tax deferral is automatically provided by tax-qualified retirement plans. There is no additional tax deferral provided when a variable annuity contract is used to fund a tax-qualified retirement plan. Investors should only consider buying a variable annuity to fund a qualified plan for the annuity’s additional features such as lifetime income payments and death benefit protection.
Right to Cancel Your Contract	You have a right to examine your contract. If you change your mind about owning your contract, you can generally cancel it within 10 calendar days after receiving it. However, this time period may vary by state. See “Right to Cancel Your Contract.”
Our Claims-Paying Ability	Any guarantees we make under the contract are subject to our financial strength and claims-paying ability. See “Other Information – Our Ability to Make Payments Under the Contract.”

Table of Fees and Expenses

The following tables describe the fees and expenses you pay when buying, owning, and surrendering the contract. In addition to other fees and expenses shown below, premium taxes may also apply, but are not reflected below.

I.  The first table describes the fees and expenses that you will pay at the time that you transfer the value between investment choices, or surrender the contract. We do not deduct a sales charge when we receive a purchase payment, but we may assess a contingent deferred sales charge as noted below.

Owner Transaction Expenses		Current	Maximum
	Transfer Fee During the Accumulation Phase	$0	12 free transfers per calendar year; thereafter, $20 per transfer.
2008	Contingent Deferred Sales Charge (CDSC)	7%	7%
Version [1]	(as a percentage of amount withdrawn or applied to Annuity Option E)

Contingent Deferred Sales Charge Schedule

Contract Year	1	2	3	4	5 and later
Percentage	7%	6%	6%	4%	0%

Pre-2008	Contingent Deferred Sales Charge (CDSC)	7%	7%
Version [1]	(as a percentage of amount withdrawn or applied to Annuity Option E)

Contingent Deferred Sales Charge Schedule

Contract Year	1	2	3	4	5	6 and later
Percentage	7%	6%	6%	4%	3%	0%

1	2008 Version: contracts applied for on or after 9/8/2008, subject to state availability. Pre-2008 Version: contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable.

II.  The next table describes fees and expenses you will pay periodically during the time you own the contract, not including underlying fund fees and expenses.

Periodic Contract Charges

	Current	Maximum
Annual Contract Maintenance Charge	$40	$60

Separate Account Annual Expenses

(as a percentage of average account value in the separate account)

Maximum Separate Account Annual Expenses

	Maximum
Elected Feature(s)	Basic Death Benefit	Basic Death Benefit & GMAB	Basic Death Benefit & Basic GMIB	Annual Ratchet Death Benefit	Annual Ratchet Death Benefit & GMAB	Annual Ratchet Death Benefit & Basic GMIB
Mortality and Expense Risk Charge	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Administrative Charge	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Death Benefit Charge [a]	0.00%	0.00%	0.00%	0.90%	0.90%	0.90%
GMAB [b] or Basic GMIB [c] Charge	N/A	1.00%	1.25%	N/A	1.00%	1.25%
Total Separate Account Charges	2.00%	3.00%	3.25%	2.90%	3.90%	4.15%

a	Your contract includes the Basic Death Benefit unless you elect the Annual Ratchet Death Benefit when we issue your contract.
b	GMAB is the Guaranteed Minimum Accumulation Benefit.
c	Basic GMIB is the Basic Guaranteed Minimum Income Benefit. See “Table of Fees and Expenses – Other Charges” for MassMutual Guaranteed Income Plus 5 (GMIB 5) and MassMutual Guaranteed Income Plus 6 (GMIB 6).

Current Separate Account Annual Expenses

For 2008 Version Contracts Issued on or after May 1, 2010

(2008 Version contracts were those applied for on or after 9/8/2008, subject to state availability)

	Current
Elected Feature(s)	Basic Death Benefit	Basic Death Benefit & GMAB	Annual Ratchet Death Benefit	Annual Ratchet Death Benefit & GMAB
Mortality and Expense Risk Charge	1.60%	1.60%	1.60%	1.60%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Death Benefit Charge [a]	0.00%	0.00%	0.40%	0.40%
GMAB [b] Charge	N/A	0.95%	N/A	0.95%
Total Separate Account Charges	1.75%	2.70%	2.15%	3.10%

For 2008 Version Contracts Issued Prior to May 1, 2010

(2008 Version contracts were those applied for on or after 9/8/2008, subject to state availability)

	Current
Elected Feature(s)	Basic Death Benefit	Basic Death Benefit & GMAB	Annual Ratchet Death Benefit	Annual Ratchet Death Benefit & GMAB
Mortality and Expense Risk Charge	1.60%	1.60%	1.60%	1.60%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Death Benefit Charge [a]	0.00%	0.00%	0.40%	0.40%
GMAB [b] Charge	N/A	0.50%	N/A	0.50%
Total Separate Account Charges	1.75%	2.25%	2.15%	2.65%

For Pre-2008 Version Contracts Issued on or after September 1, 2006

(Pre-2008 contracts were those applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable)

	Current
Elected Feature(s)	Basic Death Benefit	Basic Death Benefit & GMAB	Basic Death Benefit & Basic GMIB	Annual Ratchet Death Benefit	Annual Ratchet Death Benefit & GMAB	Annual Ratchet Death Benefit & Basic GMIB
Mortality and Expense Risk Charge	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Administrative Charge	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Death Benefit Charge [a]	0.00%	0.00%	0.00%	0.40%	0.40%	0.40%
GMAB [b] or Basic GMIB [c] Charge	N/A	0.50%	0.65%	N/A	0.50%	0.65%
Total Separate Account Charges	1.55%	2.05%	2.20%	1.95%	2.45%	2.60%

a	Your contract includes the Basic Death Benefit unless you elect the Annual Ratchet Death Benefit when we issue your contract.
b	GMAB is the Guaranteed Minimum Accumulation Benefit.
c	Basic GMIB is the Basic Guaranteed Minimum Income Benefit. See “Table of Fees and Expenses – Other Charges” for MassMutual Guaranteed Income Plus 5 (GMIB 5) and MassMutual Guaranteed Income Plus 6 (GMIB 6).

For Pre-2008 Version Contracts Issued Prior to September 1, 2006

(Pre-2008 contracts were those applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable)

	Current
Elected Feature(s)	Basic Death Benefit	Basic Death Benefit & GMAB	Basic Death Benefit & Basic GMIB	Annual Ratchet Death Benefit	Annual Ratchet Death Benefit & GMAB	Annual Ratchet Death Benefit & Basic GMIB
Mortality and Expense Risk Charge	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Administrative Charge	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Death Benefit Charge [a]	0.00%	0.00%	0.00%	0.40%	0.40%	0.40%
GMAB [b] or Basic GMIB [c] Charge	N/A	0.40%	0.65%	N/A	0.40%	0.65%
Total Separate Account Charges	1.55%	1.95%	2.20%	1.95%	2.35%	2.60%

a	Your contract includes the Basic Death Benefit unless you elect the Annual Ratchet Death Benefit when we issue your contract.
b	GMAB is the Guaranteed Minimum Accumulation Benefit.
c	Basic GMIB is the Basic Guaranteed Minimum Income Benefit. See “Table of Fees and Expenses – Other Charges” for MassMutual Guaranteed Income Plus 5 (GMIB 5) and MassMutual Guaranteed Income Plus 6 (GMIB 6).

Other Charges

These Additional Features Are Unavailable to New Sales 1

Charges for these additional features are deducted from contract value, and therefore are not included in separate account annual expenses assessed under this contract.

	Current Charge	Maximum Charge
Guaranteed Minimum Income Benefit

MassMutual Guaranteed Income Plus 5 (GMIB 5)	0.65% of current GMIB value	1.50% of current GMIB value

MassMutual Guaranteed Income Plus 6 (GMIB 6)	0.80% of current GMIB value	1.50% of current GMIB value
Guaranteed Minimum Withdrawal Benefit / MassMutual Lifetime Payment Plus

Single Life	0.60% of current benefit base	1.50% of current benefit base

Joint Life	0.85% of current benefit base	1.50% of current benefit base

1	For more information about these features, see “Appendix B – Additional Features Unavailable to New Sales.”

Annual Fund Operating Expenses

While you own the contract, if your assets are invested in any of the sub-accounts, you will be subject to the fees and expenses charged by the fund in which that sub-account invests. The tables below show the minimum and maximum total operating expenses charged by any of the funds, expressed as a percentage of average net assets, for the year ended December 31, 2015 (before any waivers or reimbursements). 1 More detail concerning each fund’s fees and expenses that you may periodically be charged during the time that you own the contract is contained in each fund prospectus. Current and future expenses may be higher or lower than those shown.

2008 Version: for contracts applied for on or after 9/8/2008, subject to state availability

Charge	Minimum	Maximum
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.	0.52%	1.81%

Pre-2008 Version: for contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable

Charge	Minimum	Maximum
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.	0.39%	1.81%

1	The fund expenses used to prepare these tables were provided to us by the funds. We have not independently verified such information.

The information above describes the fees and expenses you pay related to the contract. For information on compensation we may receive from the funds and their advisers and sub-advisers, see “Investment Choices – Compensation We Receive from Funds, Advisers and Sub-Advisers.” For information on compensation we pay to broker-dealers selling the contract, see “Other Information – Distribution.”

Examples Using Current and Maximum Expenses

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

Example I assumes that you withdraw all your contract value at the end of each year shown.

Example II assumes you do not withdraw any contract value at the end of each year shown, or that you decide to begin the income phase at the end of each year shown and we do not deduct a contingent deferred sales charge. For the 2008 Version the income phase is not available until 13 months after you purchase your contract.

Both Example I and Example II assume:

•	that your contract is the 2008 Version,
•	that you invest $10,000 in the contract for the time periods indicated,
•	that you allocate it to a sub-account that has a 5% gross return each year,
•	that you elected the Annual Ratchet Death Benefit and the Guaranteed Minimum Accumulation Benefit,
•	that either the current or maximum fees and expenses in the “Table of Fees and Expenses” apply, and
•	that you selected one of two sub-accounts:
1)	the one that invests in the Asset Allocation Fund with the highest total operating expenses, or
2)	the one that invests in the Asset Allocation Fund with the lowest total operating expenses.

Examples Using Current Expenses

Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-Account with highest total operating expenses (assumes investment in the Asset Allocation fund with the highest total operating expenses)	$1,124	$2,024	$2,473	$4,953	$494	$1,483	$2,473	$4,953
Sub-Account with lowest total operating expenses (assumes investment in the Asset Allocation fund with the lowest total operating expenses)	$1,004	$1,673	$1,875	$3,880	$365	$1,110	$1,875	$3,880

Examples Using Maximum Expenses

Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-Account with highest total operating expenses (assumes investment in the Asset Allocation fund with the highest total operating expenses)	$1,200	$2,241	$2,834	$5,563	$576	$1,713	$2,834	$5,563
Sub-Account with lowest total operating expenses (assumes investment in the Asset Allocation fund with the lowest total operating expenses)	$1,080	$1,896	$2,257	$4,574	$447	$1,347	$2,257	$4,574

The examples using current expenses reflect the annual contract maintenance charge of $40 as an annual charge of 0.03%. The examples using maximum expenses reflect the annual contract maintenance charge of $60 as an annual charge of 0.05%.

The examples do not reflect any premium taxes. However, premium taxes may apply.

The examples should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. The assumed 5% annual rate of return is hypothetical. Actual returns may be greater or less than the assumed hypothetical return.

There is an accumulation unit value history in “Appendix A – Condensed Financial Information.”

There is information concerning compensation payments we make to sales representatives in connection with the sale of the contracts in “Other Information – Distribution.”

The Company

In this prospectus, “we,” “us,” “our” and “the Company” refer to Massachusetts Mutual Life Insurance Company (MassMutual). MassMutual and its domestic subsidiaries provide life insurance, disability income insurance, long-term care insurance, annuities, retirement products, investment management, mutual funds and trust services to individual and institutional customers in all 50 states of the U.S. and the District of Columbia and Puerto Rico. Products and services are offered primarily through its career agency system, broker-dealers, insurance brokers, wire houses, consultants and other third-party distributors. MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.

Ownership of the Contract

Owner

In this prospectus, “you” and “your” refer to the owner of the contract. The owner is named at the time you apply for a contract. The owner can be an individual or a non-natural person (e.g., a corporation, limited liability company, partnership or certain other entities). We will not issue a contract to you if you have passed age 90 (age 85 for contracts issued in New York) as of the date we proposed to issue the contract. The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker-dealers. You should discuss this with your registered representative.

If your contract is non-qualified and owned by a non-natural person, the contract will generally not be treated as an annuity for tax purposes. This means that gain in the contract will be taxed each year while the contract is in the accumulation phase. This treatment is not generally applied to a contract held by a trust or other entity as an agent for a natural person. Before purchasing a contract to be owned by a non-natural person or before changing ownership on an existing contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact. See “Taxes – Non-Natural Owner.”

As the owner of the contract, you exercise all rights under the contract. On and after the annuity date, you continue as the owner. You may change the owner of a non-qualified contract at any time prior to the annuity date by sending written authorization on our form, in good order, to our Service Center. However, in certain states you may not change owners without our approval. We will refuse or accept any requested change on a non-discriminatory basis. Please refer to your contract. Changing the owner may result in tax consequences. If you are participating in MassMutual Lifetime Payment Plus, changes to an owner (or an annuitant, if the owner is a non-natural person) may terminate the feature.

Contracts under qualified plans generally must be held by the plan sponsor or plan trustee. Except for TSAs, Keogh plans, and IRAs, an individual cannot be the owner of a contract held to fund a qualified plan. Therefore, the individuals covered by the qualified plan have no ownership rights.

Joint Owner

Non-qualified contracts can be owned by joint owners. We will use the age of the oldest joint owner to determine all applicable benefits under the contract. We will not issue a contract to you if either proposed joint owner has passed age 90 (age 85 for contracts issued in New York) as of the date we proposed to issue the contract. If there are joint owners, we require authorization from both joint owners for all transactions.

Annuitant

The annuitant is the person on whose life we base annuity payments. You designate the annuitant at the time of application. We will not issue a contract to you if the proposed annuitant has passed age 90 (age 85 for contracts issued in New York) as of the date we proposed to issue the contract. You may change the annuitant before the annuity date subject to our approval. However, the annuitant may not be changed on a contract owned by a non-natural person unless the contract was issued under a plan pursuant to IRC Section 401(a), 408(a), 408(b) or 408A. We will use the age of the annuitant to determine all applicable benefits under a contract owned by a non-natural person.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time of application. You may change the beneficiary at any time before you die. To change the irrevocable beneficiary, we must receive written authorization on our form in good order at our Service Center from the irrevocable beneficiary. If you are participating in MassMutual Lifetime Payment Plus, changes to the beneficiary may reduce the value of the benefit.

If you are married and your contract is issued under an ERISA plan, your ability to name a primary beneficiary other than your spouse is restricted.

Age

How We Determine Age of Annuitant, Owner and Beneficiary

In this prospectus the term “age,” except when discussed in regards to specific tax provisions, is defined as “insurance age,” which is a person’s age on his/her birthday nearest the date for which the age is being determined. This means we calculate your age based on your nearest birthday, which could be either your last birthday or your next. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months.

Purchasing a Contract

Purchase Payments

We no longer sell this contract in most states. Please contact our Service Center if you have any questions about whether this contract is available in your state.

The minimum amount we accept for your initial purchase payment is:

•	$50,000 when the contract is bought as a non-qualified contract; or
•	$15,000 if you are buying the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan.

If you are exchanging another variable annuity contract, issued by us or one of our affiliated insurance companies, for this contract, then the minimum amount we will accept for an initial purchase payment is $5,000.

Effective March 25, 2009, if you applied for a contract with an election of the Guaranteed Minimum Income Benefit 5 (GMIB 5) or a Guaranteed Minimum Withdrawal Benefit (GMWB) “MassMutual Lifetime Payment Plus,” the minimum amount we accepted for your initial purchase payment was $25,000 for qualified contracts and $50,000 for non-qualified contracts. The GMIB 5 and GMWB are not available in contracts we currently issue.

Additional Purchase Payments.  You can make additional purchase payments to your contract. However, additional payments of less than $250 are subject to our approval.

Maximum Purchase Payments.  For contracts issued on or after May 1, 2010, the maximum amount of cumulative purchase payments we accept without our prior approval is $1.5 million.

For contracts issued prior to May 1, 2010, the maximum amount of cumulative purchase payments we accept without our prior approval is based on your age when we issued the contract. The maximum amount is:

•	$1.5 million up to age 75; or
•	$500,000 if older than age 75 or if the owner is a non-natural person.

For contracts issued in New Jersey, the maximum amount of cumulative purchase payments we accept is based on your age or if the owner is a non-natural person, the age of the annuitant, when we issued the contract. The maximum amount is:

•	$2 million up to age 75; or
•	$1 million if older than age 75.

If there are joint owners, age refers to the oldest joint owner. Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Purchase Payment Delivery.  You may submit your initial purchase payment, by giving it to your registered representative. You can make additional purchase payments:

•	by mailing your check, that clearly indicates your name and contract number, to our lockbox:

First Class Mail

MassMutual Evolution

Annuity Payment Services

MassMutual P.O. Box 74908

Chicago, IL 60675-4908

Overnight Mail

MassMutual Evolution

Annuity Payment Services

350 North Orleans Street

Receipt & Dispatch, 8th Floor

Suite 4908

Chicago, IL 60654

•	by Wire Transfer:

JP Morgan Chase Bank

New York, New York

ABA #021000021

MassMutual Account #323956297

Ref: Annuity Contract #

Name: (Your Name)

You may also send purchase payments to our Service Center. We have the right to reject any application or purchase payment.

Delay of Contract.  Our receipt of your initial purchase payment may be delayed due to circumstances outside of our control (for example, delays due to failure of the selling broker-dealer or sales agent to forward the application to us promptly or due to delays in determining whether the contract is suitable for you). Any such delays will affect when we can issue your contract and when your initial purchase payment will be allocated among your investment choices.

Automatic Investment Plan (AIP).  Under the AIP, you may authorize us to periodically draw funds from an account of your choosing (restrictions may apply) for the purpose of making subsequent purchase payments to your contract. Contact our Service Center for information regarding setting up an AIP and any restrictions regarding use of AIP.

Allocation of Purchase Payments

General Overview.  When you purchase your contract, we will apply your purchase payment among the investment choices according to the allocation instructions you provide. If you make additional purchase payments and do not provide new allocation instructions, we will apply each according to the allocation instructions we have on record.

We reserve the right to limit the number of investment choices that you may invest in to a maximum of 18 investment choices (including the fixed accounts) at any one time in the event administrative burdens require such a limitation.

If you are participating in a transfer program, an Asset Allocation Program, a Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit or Guaranteed Minimum Withdrawal Benefit, allocation restrictions apply. See “Transfers and Transfer Programs,” “Additional Features – Guaranteed Minimum Accumulation Benefit,” “Appendix B – Guaranteed Minimum Income Benefit” and “Appendix B – Guaranteed Minimum Withdrawal Benefit.”

The Fixed Account.  If you are participating in a Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit or Guaranteed Minimum Withdrawal Benefit, you may not allocate purchase payments to The Fixed Account. Otherwise, for contracts issued after December 30, 2011, you may allocate up to 30% of each purchase payment to The Fixed Account (unless your contract was issued in Oregon). For contracts issued after October 25, 2012 in Oregon, you may allocate up to 30% of each purchase payment to The Fixed Account.

For contracts issued on or before December 30, 2011, you may allocate up to 70% of each purchase payment to The Fixed Account (unless your contract was issued in Oregon). For contracts issued on or before October 25, 2012 in Oregon, you may allocate up to 70% of each purchase payment to The Fixed Account.

We reserve the right, upon providing you with 30 days advance notice, to change the percentage allowed, or to disallow completely the allocation of purchase payments to The Fixed Account.

Applying Purchase Payments.  Once we receive your initial purchase payment and the necessary information in good order at our Service Center or lockbox, we will issue your contract and apply your initial purchase payment within 2 business days.

If you do not give us all of the information we need, we will notify you. When we receive all of the necessary information, we will then apply your initial purchase payment within 2 business days. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or obtain your permission to keep it until we receive all of the necessary information.

If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract on the business day we receive them and all necessary information in good order at our Service Center or lockbox. If we receive your purchase payment at our Service Center or lockbox on a non-business day or after the business day closes, we will credit the amount to your contract effective the next business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Replacement of Life Insurance or Annuities

A “replacement” occurs when a new policy or contract is purchased and, in connection with the sale, an existing policy or contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A “financed purchase” occurs when the purchase of a new life insurance policy or annuity contract involves the use of funds obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are circumstances in which replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. Accordingly, you should make a careful comparison of the costs and benefits of your existing policy or contract and the proposed policy or contract to determine whether replacement is in your best interest. You should be aware that the person selling you the new policy or contract will generally earn a commission if you buy the new policy or contract through a replacement. Remember that if you replace a policy or contract with another policy or contract, you might have to pay a surrender charge on the replaced policy or contract, and there may be a new surrender charge period for the new policy or contract. In addition, other charges may be higher (or lower) and the benefits may be different.

If you purchase the contract described in this prospectus in exchange for an existing policy or contract from another company, we may not receive your initial purchase payment from the other company for a substantial period of time after we receive your signed application.

You should also note that once you have replaced your variable life insurance policy or annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable life insurance policy or annuity contract during your “free look” period. The only exception to this rule would be if your previously issued contract was issued in a state that requires the insurer to reinstate the previously surrendered policy or contract if the owner chooses to reject their new variable life insurance policy or annuity contract during the “free look” period.

Right to Cancel Your Contract

You have a right to examine your contract. If you change your mind about owning your contract, you can cancel it within 10 calendar days after receiving it. However, this time period may vary by state. When you cancel the contract within this time period, we will not assess a contingent deferred sales charge. Unless your state has other requirements you will receive back your contract value as of the business day we receive your contract and your written request in good order at our Service Center, and your contract will be terminated. If you purchase this contract as an IRA, we will return the greater of your purchase payments less any withdrawals you took, or the contract value. For contracts issued in New York, you will receive your contract value plus any previously deducted charges.

Investment Choices

This section discloses information about our separate account; certain fund types (asset allocation and feeder funds); compensation we receive from funds, advisers and sub-advisers; and fixed investment choices. For a brief description of the funds which are offered through our separate account see “Appendix F – Funds” for the 2008 Version and “Appendix G – Funds” for the Pre-2008 Version.

Choose Investment Choices Appropriate for You.  When electing among your available investment choices consider your circumstances, investment goals, financial situation and risk tolerance. After you elect investment choices for your initial purchase payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate. Through the contract we offer a number of investment choices, but we do not recommend or endorse any particular investment choice and we do not provide investment advice. Because investment risk is borne by you, carefully consider your investment choice elections.

Understand the Risks Associated with Your Investment Choices.  If your contract value is allocated to a fund, your contract value will be influenced by the investment performance of that fund. You will want to read the fund prospectus, especially the section discussing the risks of investing in the fund. We will deliver current fund prospectuses and/or current summary fund prospectuses to you. You may also contact our Service Center to request current fund prospectuses and summary fund prospectuses. Summary fund prospectuses for certain funds may be unavailable.

Be Informed.  Read this prospectus. Also review information about the funds: the fund prospectus, statement of additional information, annual report and semiannual report.

The Separate Account

We established Massachusetts Mutual Variable Annuity Separate Account 4 (the separate account) as a separate account under Massachusetts law on July 9, 1997. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The separate account holds the assets that underlie the contracts, except those assets allocated to our general account. We keep the separate account assets separate from the assets of our general account and other separate accounts. The separate account is divided into sub-accounts, each of which invests exclusively in a single investment choice.

We own the assets of the separate account. We credit gains to, or charge losses against, the separate account, whether or not realized, without regard to the performance of other investment accounts. The separate account’s assets may not be used to pay any of our liabilities other than those arising from the contracts. If the separate account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the separate account are not our generalized obligations and will be satisfied solely by the assets of the separate account.

The Funds

The funds available as investment choices under the contract vary between contract versions. If you have the 2008 Version (contracts applied for on or after 9/8/2008, subject to state availability), the funds available under your contract are listed in “Appendix F – Funds.” If you have the Pre-2008 Version (contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable), the funds available under your contract are listed in “Appendix G – Funds.” If your contract value is allocated to a fund, your contract value will be influenced by the investment performance of that fund.

These funds are only available to insurance company separate accounts and qualified retirement plans, are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names and investment goals and policies that are sold directly to the public. While a fund may have many similarities to these other publicly available mutual funds, you should not expect the investment results of the fund to be the same as the investment results of those publicly available mutual funds. We do not guarantee or make any representation that the investment results of the funds will be comparable to the investment results of any other mutual fund, even a mutual fund with the same investment adviser or manager.

Addition, Removal, Closure or Substitution of Funds

We have the right to change the funds offered through the contract, but only as permitted by law. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Changes may only impact certain contract owners. Examples of possible changes include: adding new funds or fund classes; removing existing funds or fund classes; closing existing funds or fund classes; or substituting a fund with a different fund. New or substitute funds may have different fees and expenses. We will not add, remove, close or substitute any shares attributable to your interest in a sub-account of the separate account without notice to you and prior approval of the SEC, to the extent required by applicable law. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which your contract belongs.

Conflicts of Interest. The funds available with this contract may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the separate account and other separate accounts of MassMutual. Although we do not anticipate any disadvantages to this, it is possible that a material conflict may arise between the interests of the separate account and one or more of the other separate accounts participating in the funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the separate account from participation in the funds involved in the conflict or substituting shares of other funds.

Compensation We Receive from Funds, Advisers and Sub-Advisers

Compensation We Receive from Advisers and Sub-Advisers.  We and certain of our insurance affiliates receive compensation from the advisers and sub-advisers to some of the funds. We may use this compensation to pay expenses that we incur in promoting, issuing, distributing and administering the contract and, providing services, on behalf of the funds, in our role as intermediary to the funds. The amount of this compensation is determined by multiplying a specified annual percentage rate by the average net assets held in that fund that are attributable to the variable annuity and variable life insurance products issued by us and our affiliates that offer the particular fund (MassMutual’s variable contracts). These percentage rates differ, but currently do not exceed 0.25%. Some advisers and sub-advisers pay us more than others; some do not pay us any such compensation.

The compensation may not be reflected in a fund’s expenses because this compensation may not be paid directly out of a fund’s assets. These payments also may be derived, in whole or in part, from the advisory fee deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these advisory fees (see the funds’ prospectuses for more information).

In addition, we may receive fixed dollar payments from the advisers and sub-advisers to certain funds so that the adviser and sub-adviser can participate in sales meetings conducted by MassMutual. Attending such meetings provides advisers and sub-advisers with opportunities to discuss and promote their funds.

For a list of the funds whose advisers and sub-advisers currently pay such compensation, visit www.massmutual.com/legal/compagreements or call our Service Center at the number shown on page 1 of this prospectus.

Compensation We Receive from Funds.  We and certain of our affiliates also receive compensation from certain funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of a fund’s assets and may be as much as 0.25% of the average net assets of an underlying fund which are attributable to MassMutual’s variable contracts. An investment in a fund with a 12b-1 fee will increase the cost of your investment in this contract.

Compensation and Fund Selection.  When selecting the funds that will be available with MassMutual’s variable contracts we consider each fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the funds, their advisers, sub-advisers, or their distributors. The compensation that we receive may be significant and we may profit from this compensation. Additionally, we offer certain funds through the contract at least in part because they are managed by us or an affiliate.

The Fixed Accounts

In most states, we offer three fixed accounts: two fixed accounts for dollar cost averaging (the DCA Fixed Accounts) and The Fixed Account (collectively, the fixed accounts), as investment choices. Purchase payments allocated to the fixed accounts and transfers to the fixed accounts become part of our general account which supports insurance and annuity obligations. The general account has not been registered under the Securities Act of 1933 (1933 Act) nor is the general account registered under the Investment Company Act of 1940 (1940 Act) because of exemptive and exclusionary provisions. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed accounts or the general account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. For more information about our general account see “Other Information – Our Ability to Make Payments Under the Contract.”

The DCA Fixed Accounts.  You can only participate in one DCA Fixed Account at a time. Further, if you are participating in a DCA Fixed Account, you cannot also participate in an Asset Allocation Program, the Separate Account Dollar Cost Averaging Program, the Automatic Rebalancing Program, the Interest Sweep Option, a Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit, or Guaranteed Minimum Withdrawal Benefit.

Description

Each DCA Fixed Account is a fixed account from which assets are systematically transferred to any fund(s) you select. You may not transfer your contract value in a DCA Fixed Account to The Fixed Account. During the accumulation phase, you may choose to have your purchase payments allocated to a DCA Fixed Account for the period of the DCA Fixed Account Term (DCA Term). Your election must be in writing.

DCA Term

Currently, you have a choice of two DCA Fixed Accounts: (a) DCA Fixed Account with a DCA Term of 6 months; or (b) DCA Fixed Account with a DCA Term of 12 months.

To the extent permitted by law, we reserve the right to change the duration of the DCA Terms in the future. Your DCA Term will terminate upon payment of the death benefit. You may only participate in one DCA Fixed Account at a time.

If you elect to make an allocation to a DCA Fixed Account, but your annuity date will occur prior to the end of that DCA Term, your DCA Term will expire early. It will expire on your annuity date. We will transfer any contract value remaining in the DCA Fixed Account on your annuity date in accordance with your DCA Fixed Account transfer instructions in effect at that time. No amounts will remain in the DCA Fixed Account after your annuity date.

How to Participate in the DCA Fixed Account

To participate in the DCA Fixed Account you must apply a purchase payment of $5,000 or greater to a DCA Term or provide us with evidence satisfactory to us that you will apply $5,000 or more to a DCA Term via transfer(s) from another financial institution. Purchase payments which originate from an annuity contract issued by us or any of our affiliates cannot be allocated to a DCA Fixed Account. We reserve the right to reject purchase payments. You cannot transfer current contract values into the DCA Fixed Account. The first DCA transfer will occur 5 business days after we receive all or a portion of the purchase payment into the DCA Fixed Account.

Any portion of the sum to be applied to the DCA Fixed Account that we receive after the start of the DCA Term, will be added to the amount in the current DCA Term and will participate only in the remaining period of that DCA Term. You may apply additional purchase payments to the current DCA term. Those additional purchase payments will be added to the amount in the current DCA Term and will participate only in the remaining period of the current DCA Term.

DCA Transfers

We make scheduled monthly transfers from the DCA Fixed Account. The first transfer will occur 5 business days after we receive your payment allocated to the DCA Fixed Account and a completed DCA Fixed Account election form. You may make a one-time transfer of your remaining contract value in the DCA Fixed Account into any of the funds prior to the expiration of your DCA Term. Your transfer will be effective on the business day we receive, in good order, your written request or telephone request at our Service Center. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time. If we receive your transfer request in good order at our Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.

DCA Withdrawals

If you withdraw all or a portion of your contract value during a DCA Term, we will apply our normal withdrawal provisions.

DCA Fees

We reserve the right to assess a fee for processing transactions under the DCA Fixed Account.

DCA Interest Rate

We periodically set the interest rate we credit to the DCA Fixed Account. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your contract. We reserve the right to change the guaranteed minimum interest rate for newly issued contracts, subject to applicable state law. The interest rate you will receive for the entire DCA Term is the interest rate in effect on the date your DCA Term begins. We guarantee the interest for the full DCA Term.

The Fixed Account.  For contracts issued after December 30, 2011, you may allocate up to 30% of each purchase payment to The Fixed Account (unless your contract was issued in Oregon). For contracts issued after October 25, 2012 in Oregon, you may allocate up to 30% of each purchase payment to The Fixed Account.

For contracts issued on or before December 30, 2011, you may allocate up to 70% of each purchase payment to The Fixed Account (unless your contract was issued in Oregon). For contracts issued on or before October 25, 2012 in Oregon, you may allocate up to 70% of each purchase payment to The Fixed Account.

We reserve the right, upon providing you with 30 days advance notice, to change the percentage allowed, or to disallow completely the allocation of purchase payments to The Fixed Account. Currently, if you are participating in a Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit, or Guaranteed Minimum Withdrawal Benefit, you may not allocate purchase payments to The Fixed Account.

We will only exercise our right to discontinue access to The Fixed Account if the yield on investments will not support the guaranteed minimum interest rate. The guaranteed minimum interest rate is the minimum rate allowed by state law as of the date we issue your contract. Additionally, we will not exercise this right in an unfairly discriminatory manner.

Transfers

There are specific rules limiting your ability to transfer contract value out of or into The Fixed Account. These are detailed in “Transfers and Transfer Programs.”

Withdrawals

If you make a partial withdrawal, we will take the withdrawal amount proportionally from your contract value in your investment choices as of the business day we receive your request, in good order, at our Service Center. Partial withdrawals from The Fixed Account are calculated on a first-in, first-out basis, which means the oldest purchase payments are withdrawn first.

Interest Rate

You do not participate in the investment performance of the assets in The Fixed Account. Instead, we credit your contract with interest at a specified rate that we declare in advance. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your contract. We reserve the right to change the guaranteed minimum interest rate for newly issued contracts, subject to applicable state law.

Contract Value

Your contract value is the sum of your value in the separate account and the fixed account(s).

Your value in the separate account will vary depending on the investment performance of the funds you choose. In order to keep track of your contract value in the separate account, we use a unit of measure called an accumulation unit. During the income phase of your contract we call the unit an annuity unit.

Accumulation Units.  Every business day we determine the value of an accumulation unit for each of the separate account sub-accounts. Changes in the accumulation unit value reflect the investment performance of the underlying fund as well as deductions for insurance and other charges.

The value of an accumulation unit may go up or down from business day to business day.

The Statement of Additional Information contains more information on the calculation of the accumulation unit value.

When you make a purchase payment, we credit your contract with accumulation units. We determine the number of accumulation units to credit by dividing the amount of the purchase payment allocated to a separate account sub-account by the value of the accumulation unit for that separate account sub-account. When you make a withdrawal, we deduct from your contract accumulation units representing the withdrawal amount.

We calculate the value of an accumulation unit for each separate account sub-account after the New York Stock Exchange closes each business day. Any change in the accumulation unit value will be reflected in your contract value.

Example

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the MML Managed Bond Fund. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the MML Managed Bond Fund is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the MML Managed Bond Fund.

Business Days & Non-Business Days

Our business day closes when the New York Stock Exchange business day closes. The New York Stock Exchange business day usually closes at 4:00 p.m. Eastern time. Our non-business days are those days when the New York Stock Exchange is not open for trading.

Sending Requests in Good Order

From time to time you may want to submit a request for transfer among investment choices, a withdrawal, a change of beneficiary, or some other action. We can only act upon your request if we receive it in “good order.” Contact our Service Center to learn what information we require for your request to be in “good order.” Generally, your request must include the information and/or documentation we need to complete the action without using our own discretion to carry it out. Additionally, some actions may require that you submit your request on our form. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

In addition to written requests, we may allow requests by fax, telephone or internet. Fax, telephone or internet transactions may not always be available. Fax, telephone and computer systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. We may make these additional methods available at our discretion. They may be suspended or discontinued at any time without notice. Not all transaction types can be requested by fax, telephone or the internet.

Transfers and Transfer Programs

General Overview

We have the right to terminate, suspend or modify the transfer and transfer program provisions described in this prospectus.

Transfers Among Investment Choices.  Generally, you can transfer all or part of your contract value among investment choices. However, there are restrictions that are detailed later in this section.

Transfer Requests.  You can make transfers by written request, by telephone, by fax, or by other means we authorize. You must clearly indicate the amount and investment choices from and to which you wish to transfer. We will use reasonable procedures to confirm that instructions given to us are genuine. We may record all telephone instructions.

Transfer Effective Date.  Your transfer is effective on the business day we receive your fully completed request in good order at our Service Center. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your transfer request in good order at our Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.

Your registered representative may provide us with instructions on your behalf involving fund transfers subject to our rules and requirements, including the restrictions on frequent trading and market timing activities.

Transfers During the Accumulation Phase

Transfer Fee.  During the accumulation phase we do not assess a transfer fee. However, we reserve the right to allow twelve free transfers per calendar year and charge an amount of $20 per transfer in excess of twelve.

Transfer Amounts.  Currently, we do not restrict the amount you can transfer to a fund. However, we reserve the right to require a minimum transfer amount equal to $1,000 or the entire amount in a fund, if less. We waive this requirement if a transfer is made due to participation in an Asset Allocation Program, the Separate Account Dollar Cost Averaging Program, the Interest Sweep Option, the DCA Fixed Accounts or the Automatic Rebalancing Program. Currently, we do not require that a minimum amount remain in a fund after you make a transfer. However, we reserve the right to require that a minimum amount of $1,000 remain in a fund after a transfer, unless you transfer the entire fund value.

Limits on Transfers.  References to “The Fixed Account” pertain only to The Fixed Account and not the DCA Fixed Accounts. For DCA Fixed Account transfer rules see “Investment Choices – The Fixed Accounts – The DCA Fixed Accounts.”

1)	For contracts issued after December 30, 2011, we currently limit any transfer from the funds such that no transfer can cause your value in The Fixed Account to exceed 30% of your contract value (unless your contract was issued in Oregon). For contracts issued after October 25, 2012 in Oregon, we currently limit any transfer from the funds such that no transfer can cause your value in The Fixed Account to exceed 30% of your contract value.

For contracts issued on or before December 30, 2011, we currently limit any transfer from the funds such that no transfer can cause your value in The Fixed Account to exceed 70% of your contract value (unless your contract was issued in

Oregon). For contracts issued on or before October 25, 2012 in Oregon, we currently limit any transfer from the funds such that no transfer can cause your value in The Fixed Account to exceed 70% of your contract value.

We reserve the right, upon providing you with 30 days notice, to change this percentage or to disallow transfers to The Fixed Account.

2)	If your contract value in The Fixed Account is $500 or less at the time of your transfer, then you may transfer the entire amount out of The Fixed Account.

If your contract value in The Fixed Account is more than $500, then we limit the amount you can transfer out of The Fixed Account. Each contract year, we will allow you to transfer up to 30% of your contract value in The Fixed Account as of your first transfer in that contract year. The 30% can be transferred at one time, or through several transfers during the contract year. If you transfer 30% of your contract value in The Fixed Account for three consecutive contract years, in the fourth consecutive contract year you may transfer up to the entire amount in The Fixed Account, provided that you have not applied payments or transferred contract value into The Fixed Account from the time the first annual transfer was made.

We measure a contract year from the anniversary of the day we issued your contract. We calculate transfers out of The Fixed Account on a first-in, first-out basis. In other words, we transfer amounts attributed to the oldest purchase payments first; then we transfer amounts attributed to the next oldest purchase payment; and so on.

3)	We consider The Fixed Account and a money market fund to be “competing accounts.” Transfers between competing accounts are not allowed, except as described in this paragraph. For a period of ninety days following a transfer out of a competing account, no transfers may be made into that same account or any other competing account. However, transfers may be made from a money market fund to The Fixed Account without regard to the competing account restrictions.

4)	If you are participating in a transfer program, an Asset Allocation Program, a Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit, or Guaranteed Minimum Withdrawal Benefit, additional transfer restrictions may apply. See “Transfers and Transfer Programs,” “Additional Features – Guaranteed Minimum Accumulation Benefit,” “Appendix B – Guaranteed Minimum Income Benefit,” and “Appendix B – Guaranteed Minimum Withdrawal Benefit.”

Limits on Frequent Trading and Market Timing Activity

This contract and its investment choices are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a fund in the following ways:

•	by requiring the fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and
•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on fund performance that could impact all contract owners and beneficiaries under the contract, including long-term contract owners who do not engage in these activities. Therefore, we discourage frequent trading and market timing trading activity and will not accommodate frequent transfers of contract value among the funds. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase this contract.

We have adopted policies and procedures to help us identify those individuals or entities that we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Our ability to detect frequent trading or market timing may be limited by operational or technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing of funds among the sub-accounts of the separate account, there can be no assurance that we will be able to identify and curtail every instance of trading of those who trade frequently or those who employ a market timing strategy or those who act as intermediaries on behalf of such persons. Moreover, our ability to discourage and restrict frequent trading or market timing may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

In addition, some of the funds are available with variable products issued by other insurance companies. We do not know the effectiveness of the policies and procedures used by these other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the funds may reflect lower performance and higher expenses across all contracts as a result of undetected abusive trading practices.

If we, or the investment adviser to any of the funds available with this contract, determine that a contract owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, we will allow the contract owner to submit transfer requests by regular mail only. We will not accept other owner transfer requests if submitted by overnight mail, fax, the telephone, our website, or any other type of electronic medium. Additionally, we may reject any single trade that we determine to be abusive or harmful to the fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. Therefore, we reserve the right to reject, without prior notice, any fund transfer request if the investment in the fund is not accepted for any reason.

The funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the funds describe the funds’ frequent trading and market timing policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. We have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading or market timing policies established by the fund.

Contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the funds in their ability to apply their frequent trading or market timing policies and procedures. It may also require that we restrict or prohibit further purchases or transfers as requested by a fund on all contracts owned by a contract owner whose trading activity under one variable contract has violated a fund’s frequent trading or market timing policy. If a fund believes that an omnibus order reflects one or more transfer requests from contract owners engaged in frequent trading or market timing activity, the fund may reject the entire omnibus order.

We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, no change will be made to your allocations per that request. We will then allow you to resubmit the rejected transfer by regular mail only.

Additionally, we may in the future take any of the following restrictive actions that are designed to prevent the employment of a frequent trading or market timing strategy:

•	not accept transfer instructions from a contract owner or other person authorized to conduct a transfer;
•	limit the number of transfer requests that can be made during a contract year; and
•	require the value transferred into a fund to remain in that fund for a particular period of time before it can be transferred out of the fund.

We will apply any restrictive action we take uniformly to all contract owners we believe are employing a frequent trading or market timing strategy. These restrictive actions may not work to deter frequent trading or market timing activity.

We reserve the right to revise our procedures for detecting frequent trading and/or market timing at any time without prior notice if we determine it is necessary to do so in order to better detect frequent trading and/or market timing, to comply with state or federal regulatory requirements, or to impose different restrictions on frequent traders and/or market timers. If we modify our procedures, we will apply the new procedure uniformly to all contract owners.

Transfers During the Income Phase

You may make 6 transfers between the funds each calendar year. We will not assess a transfer fee on those transfers. You cannot transfer from the general account to a fund, but you can transfer from one or more funds to the general account once a contract year. We currently do not restrict the amount that you can transfer. However, we reserve the right to institute a minimum transfer amount equal to $1,000 or the entire value in a fund, if less. After a transfer, the minimum amount which must remain in a fund is $1,000 unless you have transferred the entire value.

Asset Allocation Programs

We restrict which asset allocation programs are available to you based on your elected additional features and when your contract is issued.

Asset Allocation Programs and Additional Features.  You must elect an asset allocation program if you are participating in the:

1)	Guaranteed Minimum Accumulation Benefit (GMAB); or
2)	Guaranteed Minimum Income Benefit (GMIB); or
3)	Guaranteed Minimum Withdrawal Benefit (GMWB).

If you are participating in one of the features listed above, we describe in this section which asset allocation programs are available to you.

If you are not participating in the GMIB, GMAB or GMWB, you may elect to participate in the following asset allocation programs:

•	Asset Allocation Funds; or
•	Custom Allocation Choice (for contracts issued prior to 5/1/2010); or
•	Directed Allocation Models. (Directed Allocation Models are only available if you were participating in a model as of 1/18/2008. If you subsequently elect a different asset allocation program, you cannot return to the Directed Allocation Models.)

Transfers Within Asset Allocation Programs.  You may make transfers as permitted within your elected asset allocation program and you may transfer from one asset allocation program to another (subject to availability). If you are participating in the GMAB, GMIB or GMWB, you may make transfers outside of the asset allocation programs only if you first cancel your election of the GMAB, GMIB or GMWB and then make the transfer request subject to the terms and conditions described in “Transfers and Transfer Programs.”

For Contracts Issued on or after 5/1/2010

Asset Allocation Programs Available with the GMAB.  If you participate in the GMAB, you must elect one of the following asset allocation programs:

•	Custom Allocation Choice Select; or
•	Asset Allocation Funds (restrictions apply, see “Asset Allocation Programs – Asset Allocation Funds”).

For Contracts Issued Prior to 5/1/2010

Asset Allocation Programs Available with the GMAB, GMIB and GMWB.  If you participate in the GMAB, GMIB or GMWB you must elect one of the following asset allocation programs:

•	Custom Allocation Choice Select (only available with GMAB); or
•	Custom Allocation Choice; or
•	Asset Allocation Funds (restrictions apply, see “Asset Allocation Programs – Asset Allocation Funds”); or
•	Directed Allocation Models. (Directed Allocation Models are unavailable with GMWB. Additionally, Directed Allocation Models are only available if you were participating in a model as of 1/18/2008. If you subsequently elect a different asset allocation program, you cannot return to the Directed Allocation Models.)

Custom Allocation Choice Select.  You may only elect Custom Allocation Choice Select if you are participating in GMAB. If you elect Custom Allocation Choice Select, you must allocate your contract value within the Custom Allocation Choice Select parameters. The parameters are the minimum and maximum that may be allocated to each style of investment choice offered through Custom Allocation Choice Select. Periodically, we will rebalance your contract value so that it continues to follow the parameters. You can elect that the rebalancing occur quarterly, annually or semiannually during each calendar year. If you do not make an election, rebalancing will occur quarterly. See “Appendix H” for Custom Allocation Choice Select parameters and investment choices. Participation in Custom Allocation Choice Select does not assure a profit and does not protect you against loss in a declining market. We will terminate your participation in Custom Allocation Choice Select:

•	if you apply your full contract value to an annuity option;
•	if you withdraw the total contract value;
•	upon payment of the death benefit; or
•	if you request that we end the program (in writing or by telephone).

Custom Allocation Choice.  If you elect Custom Allocation Choice, you must allocate your contract value within the Custom Allocation Choice parameters. The parameters are the minimum and maximum that may be allocated to each style of investment choice offered through the contract. Periodically, we will rebalance your contract value so that it continues to follow the parameters. You can elect that the rebalancing occur quarterly, annually or semi-annually during each calendar year. If you do not make an election, rebalancing will occur quarterly. Custom Allocation Choice parameters and investment choices are shown in “Appendix I.” Participation in Custom Allocation Choice does not assure a profit and does not protect you against loss in a declining market. We will terminate your participation in Custom Allocation Choice:

•	if you apply your full contract value to an annuity option;
•	if you withdraw the total contract value;
•	upon payment of the death benefit; or
•	if you request that we end the program (in writing or by telephone).

Asset Allocation Funds.  If you are participating in a GMAB, GMIB or GMWB, you can fulfill our requirement that you participate in an asset allocation program, by allocating all of your contract value to one of our asset allocation funds. While participating in this program you can make transfers by moving your full contract value from one asset allocation fund to another.

The funds are as follows:

•	MML Aggressive Allocation Fund

The MML Aggressive Allocation Fund is not available as an investment choice if you are participating in MassMutual Guaranteed Income Plus 6 or MassMutual Lifetime Payment Plus. Additionally, this fund is unavailable if your contract was issued on or after 4/15/2009 and you are participating in MassMutual Guaranteed Income Plus 5 or the Guaranteed Minimum Accumulation Benefit.

•	MML American Funds Core Allocation Fund
•	MML Balanced Allocation Fund
•	MML Conservative Allocation Fund
•	MML Growth Allocation Fund

The MML Growth Allocation Fund is not available as an investment choice if your contract was issued on or after 5/1/2010 and you are participating in the Guaranteed Minimum Accumulation Benefit.

•	MML Moderate Allocation Fund

If you are not participating in a GMAB, GMIB or GMWB, you may allocate a portion or all of your contract value to any of these funds.

Directed Allocation Models.  If you elect a directed allocation model (model), the model you elect will determine which investment choices your contract value is invested in and how much of your contract value is allocated to each investment choice. The directed allocation models are static models which means the underlying investment allocations within each model will not change over time.

Participation in a model does not assure a profit and does not protect you against loss in a declining market. We will rebalance your contract value each calendar year quarter so it continues to follow your elected model strategy. Contract value in the fixed accounts will not be rebalanced. For a detailed description of the available models, contact our Service Center or your registered representative.

While participating in a model you may transfer your contract value by changing models. If you do submit a transfer request other than a request to change your model, we will terminate your participation in the directed allocation models and notify you of the termination.

An exception to this is if you transfer contract value from The Fixed Account into a fund or funds. In this case we will not cancel your participation in the directed allocation models.

Additionally, we will terminate your participation in the directed allocation models:

•	if you apply your full contract value to an annuity option;
•	if you withdraw the total contract value;
•	upon payment of the death benefit; or
•	if you request that we end the program (in writing or by telephone).

If you transfer out of the directed allocation models, they are no longer available for you to re-elect after 1/18/2008.

Transfer Programs

For detailed rules and restrictions pertaining to these programs and instructions for electing a program contact our Service Center.

Overview.  We currently offer the following transfer programs:

1)	Separate Account Dollar Cost Averaging Program;
2)	Automatic Rebalancing Program; and
3)	Interest Sweep Option.

•	These programs are only available during the accumulation phase of your contract.
•	You may only participate in one of these programs at any one time.

•	You may not participate in these programs if you have a current election of a DCA Fixed Account, an Asset Allocation Program, a Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit, or Guaranteed Minimum Withdrawal Benefit.
•	We do not charge you for participation in these programs.

Separate Account Dollar Cost Averaging Program.  This program allows you to systematically transfer a set amount or percentage from a selected fund to any of the other funds. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar cost averaging does not assure a profit and does not protect you against loss in declining markets. Since dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the program through periods of fluctuating price levels.

Your Separate Account Dollar Cost Averaging Program will terminate:

•	if you withdraw the total contract value;
•	upon payment of the death benefit;
•	if the last transfer you selected has been made;
•	if there is insufficient contract value in the source fund to make the transfer; or
•	if we receive from you, in good order, a written request or a request over the telephone to terminate the program prior to the next scheduled transfer date.

Automatic Rebalancing Program.  Over time, the performance of each fund may cause your allocation to shift from your original allocation. You can direct us to automatically rebalance your contract value allocated to the funds in order to return to your original percentage allocations by selecting our Automatic Rebalancing Program. Contract value allocated to the fixed accounts cannot participate in the Automatic Rebalancing Program.

This program will terminate:

•	if you withdraw the total contract value;
•	upon payment of the death benefit;
•	if we receive from you, in good order, a written request or a request over the telephone to terminate the program; or
•	if we receive any unscheduled transfer request.

Interest Sweep Option.  Under this program, we will automatically transfer earnings from your contract value in The Fixed Account to any one fund or combination of funds that you select. By allocating these earnings to the funds, you can pursue further growth in the value of your contract through more aggressive investments. However, the Interest Sweep Option does not assure a profit and does not protect against loss in declining markets.

This program will terminate:

•	if, as the result of a withdrawal, you no longer have contract value in The Fixed Account;
•	if, at time of transfer, no interest is available for transfer (for example, if the interest earned is required to cover contract related charges or has been part of a partial withdrawal);
•	upon payment of the death benefit; or
•	if we receive from you, in good order, a written request or a request over the telephone to terminate the program prior to the next scheduled transfer date.

Withdrawals

Your ability to take a withdrawal may be restricted by certain provisions of the Internal Revenue Code. Furthermore, if your contract is issued under a qualified plan, your ability to take a withdrawal may be restricted by your plan documents. Income taxes, tax penalties, a contingent deferred sales charge and certain restrictions may apply to any withdrawal you make.

During the accumulation phase you may make either partial or total withdrawals of your contract value.

We take any partial withdrawal proportionally from your contract value in your selected investment choices. We reserve the right to limit you to one partial withdrawal per contract year.

When a partial withdrawal is made from a contract, we reflect the withdrawal as a reduction to the value of the contract’s death benefit and to any elected Guaranteed Minimum Accumulation Benefit or Guaranteed Minimum Income Benefit. We may also reflect it as a reduction to any elected Guaranteed Minimum Withdrawal Benefit. We describe the impact of withdrawals under each feature’s description. Where we reflect a reduction as a percentage of contract value withdrawn, the benefit may be reduced by more than the actual dollar amount of the withdrawal. The reduction will be greater when the value of your contract investment choices is lower due to market performance or other variables.

When making a partial withdrawal you must withdraw at least $100. After you make a partial withdrawal we require you to keep at least $2,000 in your contract. If your partial withdrawal is a required minimum distribution we do not require a minimum contract value following that partial withdrawal. We reserve the right to change these amounts. If you are participating in a Guaranteed Minimum Withdrawal Benefit, GMIB 5 or GMIB 6, we do not require a minimum contract value following a partial withdrawal.

If you withdraw your full contract value, the contract terminates and does not provide a death benefit, a Guaranteed Minimum Accumulation Benefit or the Basic GMIB. However, the Guaranteed Minimum Withdrawal Benefit, GMIB 5 and GMIB 6 features may still provide a benefit if you make a full withdrawal. See “Appendix B – Guaranteed Minimum Withdrawal Benefit (GMWB) MassMutual Lifetime Payment Plus” and “Appendix B – GMIB 5 and GMIB 6.”

When you make a total withdrawal you will receive the value of your contract:

•	less any applicable contingent deferred sales charge;
•	less any applicable premium tax;
•	less any contract maintenance charge, and
•	less any purchase payments we credited to your contract that have not cleared the bank, until they clear the bank.

Requests in Writing.  To request a withdrawal in writing, submit in good order to our Service Center, our partial surrender or full surrender form. If your withdrawal involves an exchange or transfer of assets to another financial institution, we also require a “letter of acceptance” from the financial institution.

Requests by Other Means.  You may request certain partial and full withdrawals by other means we authorize such as telephone or fax. Contact our Service Center for details.

Withdrawal Effective Date.  For written requests, your withdrawal is effective on the business day we receive, in good order, at our Service Center:

a)	our partial surrender or full surrender form; and
b)	if applicable, a “letter of acceptance.”

If we receive this item(s) at our Service Center on a non-business day or after our business day closes, your withdrawal request will be effective on the next business day. For telephone or fax requests, your withdrawal is effective on the business day we receive your communication in good order. For communications received after the close of the business day, your withdrawal will be effective on the next business day.

Delivery of Withdrawal Amount.  We will pay any withdrawal amount within 7 days of the withdrawal effective date, unless we are required to suspend or postpone withdrawal payments. See “Other Information – Suspension of Payments or Transfers.”

We will pay any full or partial withdrawal to the qualified plan trustee or plan administrator, if you purchased your contract under a tax-qualified retirement plan, a non-qualified deferred compensation plan or a deferred compensation plan for a tax-exempt organization. The only exceptions are for required minimum distribution payments and for withdrawals from individually-owned qualified contracts.

Systematic Withdrawal Program.  For detailed rules and restrictions pertaining to this program and instructions for electing the program contact our Service Center. The Systematic Withdrawal Program (SWP) allows you to set up automatic periodic withdrawals from your contract value. We do not charge you for participation in the SWP. We will take any withdrawal under this program proportionally from your contract value in your selected investment choices. You may not participate in the SWP if you elected the Nursing Home Waiver Benefit and we are currently waiving the contingent deferred sales charge in accordance with that benefit. Your SWP will terminate:

•	if you withdraw your total contract value;
•	if the next systematic withdrawal will lower your contract value below the minimum contract value we allow following a partial withdrawal, unless your withdrawal is a minimum required distribution;
•	if the MassMutual Guaranteed Income Plus 5 or MassMutual Guaranteed Income Plus 6 are in effect and your next systematic withdrawal will cause withdrawals in the current contract year to exceed the current contract year interest credited on your GMIB value;

•	if the MassMutual Lifetime Payment Plus is in effect and your next systematic withdrawal will cause withdrawals in the current contract year to exceed the Guaranteed Lifetime Withdrawal Amount or the Guaranteed Withdrawal Amount;
•	if we receive, in good order, a notification of the owner’s death;
•	if we receive, in good order, a notification of the annuitant’s death if the owner is a non-natural person;
•	if we process the last withdrawal you selected;
•	if you apply your full contract value to an annuity option; or
•	if we receive from you, in good order, a written request or request over the telephone to terminate the program any time before or on the next withdrawal date.

Expenses

This section describes the charges and deductions we make under the contract to compensate us for the services and benefits we provide, costs and expenses we incur and risks we assume. We may profit from the charges deducted and we may use any such profits for any purpose, including payment of distribution expenses. These charges and deductions reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each business day we deduct our insurance charges from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units and the annuity units. There are two types of insurance charges:

1)	the mortality and expense risk charge; and
2)	the administrative charge.

Mortality and Expense Risk Charge

For the 2008 Version (contracts applied for on or after 9/8/2008, subject to state availability) the mortality and expense risk charge is equal, on an annual basis, to 1.60% of the daily value of the assets invested in each fund, after fund expenses are deducted. For the Pre-2008 Version (contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable) the percentage is 1.40%. We may increase this charge at any time while you own the contract, but the charge will never exceed 1.75%.

This charge is for:

•	the mortality risk associated with the insurance benefits provided, including our obligation to make annuity payments after the annuity date regardless of how long all annuitants live, the death benefits, and the guarantee of rates used to determine your annuity payments during the income phase;
•	the expense risk that the current charges will be insufficient to cover the actual cost of administering the contract.

If the current mortality and expense risk charge is not sufficient to cover the mortality and expense risk, we will bear the loss. If this is the case, we may raise the mortality and expense risk charge in order to restore profitability. In no case will we raise the charge above the guaranteed amount. If the amount of the charge is more than sufficient to cover the mortality and expense risk, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the contract.

Administrative Charge

This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund, after fund expenses are deducted. We assess this charge, together with the annual contract maintenance charge, to reimburse us for all the expenses associated with the administration of the contract and the separate account. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. We may increase this charge at any time while you own the contract, but the charge will never exceed 0.25%.

Charges for Additional Features

Annual Ratchet Death Benefit Charge.  If you select the Annual Ratchet Death Benefit, we will assess a charge. Each business day we deduct the charge from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units. This charge is equal, on an annual basis, to 0.40% of the daily value of the assets invested in each fund, after fund expenses are deducted. We may increase this charge at any time while you own the contract, but the charge will never exceed 0.90%.

Guaranteed Minimum Accumulation Benefit Charge.  If you elect the Guaranteed Minimum Accumulation Benefit, we will assess a charge. Each business day we deduct the charge from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units. This charge is equal, on an annual basis, to a percentage of the daily value of the assets invested in each fund, after fund expenses are deducted. The charge varies by contract issue date: 0.95% (for contracts issued on or after 5/1/2010); 0.50% (for contracts issued on or after 9/1/2006 and prior to 5/1/2010); 0.40% (for contracts issued prior to 9/1/2006). We may increase this charge at any time while you own the contract, but the charge will never exceed 1.00%. If you elect to discontinue the Guaranteed Minimum Accumulation Benefit and its associated benefit, the charge will be discontinued on the business day we receive our form in good order at our Service Center.

Charges for Additional Features Unavailable to New Sales

Guaranteed Minimum Income Benefit Charge

2008 Version and Pre-2008 Version MassMutual Guaranteed Income Plus 5 (GMIB 5).  If you elected GMIB 5, we will deduct a charge from your contract value in the funds. The charge is equal, on an annual basis, to 0.65% of the GMIB value as of the date we deduct the charge. We may increase this charge at any time while you own the contract, but the charge will never exceed 1.50%. We will deduct the charge for GMIB 5 quarterly in arrears while the feature remains in effect, commencing on the first quarter of your first contract year. Should you apply your full contract value to an annuity option, cancel this feature or fully surrender your contract, the final charge for this feature will occur on the immediately preceding contract year quarter.

2008 Version and Pre-2008 Version MassMutual Guaranteed Income Plus 6 (GMIB 6).  If you elected GMIB 6, we will deduct a charge from your contract value in the funds. The charge is equal, on an annual basis, to 0.80% of the GMIB value as of the date we deduct the charge. We may increase this charge at any time while you own the contract, but the charge will never exceed 1.50%. We will deduct the charge for GMIB 6 quarterly in arrears while the feature remains in effect, commencing on the first quarter of your first contract year. Should you apply your full contract value to an annuity option, cancel this feature or fully surrender your contract, the final charge for this feature will occur on the immediately preceding contract year quarter.

Basic GMIB.  If you elected the Basic GMIB, we will deduct a charge from your contract value in the funds until you apply your full contract value to an annuity option or cancel the feature. Each business day we deduct the charge from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units. This charge is equal, on an annual basis, to 0.65% of the daily value of the assets invested in each fund, after fund expenses are deducted. We may increase this charge at any time while you own the contract, but the charge will never exceed 1.25%. If you elect to discontinue the Basic GMIB, the charge will be discontinued on the business day we receive our form in good order at our Service Center. If you apply your full contract value to an annuity option, the charge will discontinue on your annuity start date. The contract rider describing this Basic GMIB refers to the GMIB Value as the Guaranteed Annuitization Value or the Guaranteed Minimum Income Benefit.

Guaranteed Minimum Withdrawal Benefit MassMutual Lifetime Payment Plus Charge.  If you elected MassMutual Lifetime Payment Plus, we will deduct a charge from your contract value in the funds. The charge is equal, on an annual basis to a percentage of the benefit base as of the date the charge is deducted. We may increase this charge at any time while you own the contract, but the charge will never exceed 1.50%. We will deduct the charge quarterly in arrears while the feature remains in effect, commencing on the first quarter of your first contract year. Should you enter the settlement phase, apply your full contract value to an annuity option, cancel this feature or fully surrender your contract, the final charge for this feature will occur on the immediately preceding contract year quarter. Currently, the charge is as follows: MassMutual Lifetime Payment Plus – Single Life 0.60%; MassMutual Lifetime Payment Plus – Joint Life 0.85%.

Annual Contract Maintenance Charge

At the end of each contract year, we deduct $40 from your contract value in the funds as an annual contract maintenance charge. The actual amount we deduct may vary by state. We assess this charge, together with the administrative charge, to reimburse us for all the expenses associated with the administration of the contract and the separate account. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. We may increase this charge at any time while you own the contract, but the charge will never exceed $60. If we increase this charge, we will give you 90 days prior notice. Subject to state regulations, we will deduct the annual contract maintenance charge proportionately from your contract value invested in the funds.

If you make a total withdrawal from your contract, we will deduct the full annual contract maintenance charge. If your contract enters the income phase on a date other than its contract anniversary, we will deduct a pro rata portion of the charge.

Contingent Deferred Sales Charge

We do not deduct a sales charge when we receive a purchase payment. However, we may assess a contingent deferred sales charge on the amount you withdraw that exceeds the free withdrawal amount and the amount you apply to Annuity Option E. We use this charge to cover certain expenses relating to the sale of the contract. The charge is a percentage of the amount you withdraw or apply to an annuity option.

If we assess a contingent deferred sales charge, we will deduct it from the amount you withdraw or apply to Annuity Option E.

The amount of the charge depends on:

1)	the amount you withdraw or apply to Annuity Option E; and
2)	the length of time between when we issued your contract and when you make a withdrawal or apply a portion or all of your contract value to Annuity Option E.

The contingent deferred sales charge is assessed as follows:

2008 Version:  for contracts applied for on or after 9/8/2008, subject to state availability

Contract Year When Withdrawal is Made or Contract Value is Applied to Annuity Option E	Charge (as a percentage of amount withdrawn or applied to Annuity Option E)
1st Year	7%
2nd Year	6%
3rd Year	6%
4th Year	4%
5th Year and thereafter	0%

Pre-2008 Version:  for contracts applied for prior to 9/8/2008 or in a state where the 2008 Version was unavailable

Contract Year When Withdrawal is Made or Contract Value is Applied to Annuity Option E	Charge (as a percentage of amount withdrawn or applied to Annuity Option E)
1st Year	7%
2nd Year	6%
3rd Year	6%
4th Year	4%
5th Year	3%
6th Year and thereafter	0%

In addition to the free withdrawals described later in this section, we will not impose a contingent deferred sales charge under the following circumstances.

•	Upon payment of the death benefit.
•	On amounts withdrawn as Required Minimum Distributions (RMDs), to the extent they exceed the free withdrawal amount. In order to qualify for this exception you must be participating in a systematic withdrawal program established for the payment of RMDs, under which the annual RMD is calculated by us, based solely on the fair market value of this Contract (RMD program). If you choose to take withdrawals to satisfy your RMD for this Contract outside of our RMD program, or if you choose to take withdrawals from this Contract to satisfy your RMD(s) for other qualified assets, CDSC may apply.
•	Upon application of the contract value to any Single Life or Joint and Survivor Life Annuity Option, or to a Period Certain Annuity of at least 10 years.

•	If you redeem “excess contributions” from a plan qualifying for special income tax treatment. These types of plans are referred to as Qualified Plans, including Individual Retirement Annuities (IRAs). We look to the Internal Revenue Code for the definition and description of excess contributions.
•	When the contract is exchanged for another variable annuity contract issued by us or one of our affiliated insurance companies, of the type and class which we determine is eligible for such an exchange. A contingent deferred sales charge may apply to the contract received in the exchange. A reduced contingent deferred sales charge schedule may apply under this contract if another variable annuity contract issued by us or one of our affiliated insurance companies is exchanged for this contract. Exchange programs may not be available in all states. We have the right to modify, suspend or terminate any exchange program any time without prior notification. If you want more information about our current exchange programs, contact your registered representative or us at our Service Center.
•	If you are eligible for waiver of the contingent deferred sales charge due to your election of the Nursing Home Waiver Benefit.
•	If you apply your entire contract value to purchase a single premium immediate life annuity or a fixed deferred annuity issued by us or one of our affiliates.
•	On any withdrawals made or amounts applied to an annuity option when you reach the latest permitted annuity date for your contract.

Free Withdrawals

In your first contract year, you may withdraw, without incurring a contingent deferred sales charge, up to 10% of your purchase payments reduced by any free withdrawal amount previously taken during the contract year. Beginning in the second contract year, you may withdraw up to 10% of your contract value as of the end of the previous contract year, plus 10% of any purchase payment received in the current contract year, reduced by any free withdrawal amount previously taken during the current contract year. You may take the 10% in multiple withdrawals each contract year.

Nursing Home Waiver Benefit

Also known in certain states as the Nursing Home Waiver of Contingent Deferred Sales Charge Rider.

Subject to state availability, you may withdraw all or a portion of your contract value without incurring a contingent deferred sales charge if we receive written confirmation in good order at our Service Center that you (or an annuitant, if the owner is a non-natural person) have been admitted to a licensed nursing care facility after your purchase of this contract subject to the following requirements:

•	You are past your first contract year.
•	If you resided in a licensed nursing care facility within 2 years prior to contract issue, the benefit is not available to you; however, for contracts issued in New York, if the waiver is unavailable to you for this reason, you will automatically become eligible 2 years following the date of discharge from a licensed nursing care facility.
•	Your stay in a licensed nursing care facility is prescribed by a physician and is medically necessary.
•	You provide us with written documentation satisfactory to us that confirms that you still reside in a licensed nursing care facility every time you request a partial withdrawal.
•	You make each withdrawal request while you are presently confined in a licensed nursing care facility for a period of not less than 90 days.

If we are currently waiving the contingent deferred sales charge in accordance with this feature, you may not participate in the systematic withdrawal program.

We define a licensed nursing care facility to be an institution licensed by the state in which it is located to provide skilled nursing care, intermediate nursing care or custodial nursing care.

There is no additional charge for the Nursing Home Waiver Benefit.

Premium Taxes

Some states and other governmental entities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from your contract value for them. Some of these taxes are due when your contract is issued, others are due when annuity payments begin. Currently we do not charge you for these taxes until you begin receiving annuity payments or you make a total withdrawal. We may discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.

Transfer Fee

During the accumulation phase we do not assess a transfer fee. However, we reserve the right to allow twelve free transfers per calendar year and charge an amount of $20 per transfer in excess of twelve.

During the income phase, we allow 6 transfers each calendar year and they are not subject to a transfer fee.

Income Taxes

We will deduct from the contract any income taxes which we incur because of the operation of the separate account. At the present time, we are not making any such deductions. We will deduct any withholding taxes required by law.

Fund Expenses

The separate account purchases shares of the funds at net asset value. The net asset value of each fund reflects expenses already deducted from the assets of the fund. Such expenses include investment management fees and other expenses and may include acquired fund fees and expenses. For some funds, expenses may also include 12b-1 fees to cover distribution and/or certain service expenses. When you select a fund as an investment choice, that fund’s expenses will increase the cost of your investment in the contract. See each fund’s prospectus for more information regarding these expenses.

Persistency Credit

If you purchase a 2008 Version of the Evolution contract (contracts applied for on or after 9/8/2008, subject to state availability) we will calculate and apply a persistency credit in the amount of 0.20% of your contract value invested in the funds. We will apply the credit proportionately to your contract value in the funds that you are invested in as of the date we calculate the credit.

•	If your contract is issued in connection with one of our internal variable annuity exchange programs, then we will calculate and apply the credit on the last day of your first contract year and each subsequent contract year.
•	If your contract is not issued as just described, then we will calculate and apply the credit on the last day of your tenth contract year and each subsequent contract year.

Electronic Document Delivery Credit

We will provide an annual $24 credit to your contract on your contract anniversary if you are participating in our e-Documents Program as of your contract anniversary. Participation in our e-Documents Program will provide you with documents related to your contract in an electronic format rather than paper format. Examples of these documents include the prospectus, prospectus supplements, and annual and semiannual reports of the underlying funds.

We will pay the electronic document delivery credit from the expense savings that will result from the delivery of documents related to the contract in electronic format rather than paper format. We will apply this credit on your contract anniversary proportionally to the funds that you are invested in on that date. If you are not invested in any of the funds when we apply the credit, we will automatically apply the credit to a money market fund.

The electronic document delivery credit may be subject to the assessment of a contingent deferred sales charge upon withdrawal or if you elect to receive an annuity payment.

We reserve the right to continue, modify or terminate this credit feature at any time.

The Income Phase

Overview.  If you want to receive regular income from your contract, you may elect to apply all or part of your contract value to one of the annuity options described in this section and receive fixed and/or variable annuity payments. We may base annuity payments on the age and sex of the annuitant(s) under all options except Annuity Option E. We may require proof of age and sex before annuity payments begin.

If your contract value is less than $2,000 on the annuity date, we reserve the right to pay you a lump sum rather than a series of annuity payments. If any annuity payment is less than $100 ($20 for contracts issued in New York), we reserve the right to change the payment basis to equivalent less frequent payments.

Applying Part of Your Contract Value to an Annuity Option.  You may elect to apply part of the contract value from your qualified or non-qualified contract to an annuity option instead of your full contract value. We will treat the amount applied as a withdrawal of contract value that may qualify for favorable tax treatment under federal law. See “Taxes – Partial Annuitization.” You must specify the portion of your contract value to be applied to an annuity option, and if it is not the full contract value, the amount must be at least $10,000.

We currently do not restrict the number of times in a contract year that you can elect to apply part of your contract value to an annuity option. However, we reserve the right to limit the number of times that you can elect to apply part of your contract value to an annuity option to once a contract year.

If you choose to apply part of your contract value to an annuity option, there may be adverse tax consequences. For additional information, see “Taxes – Partial Annuitization.” Before you apply part of your contract value to an annuity option, you should consult a qualified tax professional and discuss the tax implications associated with such a transaction. We do not provide tax advice or recommendations.

Electronic Funds Transfer and Annuity Payments.  You may receive annuity payments by electronic funds transfer (EFT). However, we only allow an EFT of your annuity payments to one account. When you set up an EFT, the account number you provide to us must be used for all annuity payments you receive from this contract and from any other contract we or our affiliates may issue to you. You may change the account number at any time.

Annuity Payment Start Date.  You can choose the month and year in which annuity payments begin. We call that date the annuity date. For the 2008 Version this date must be at least 13 months from when you purchase the contract. For the Pre-2008 Version this date must be at least 30 days (13 months for contracts issued in New York) after you purchase your contract. You may choose your annuity date when you purchase your contract. After you purchase your contract you can request an earlier annuity date by notifying us in writing at least 30 days before the annuity date. You can request that we delay your annuity date by notifying us in writing or by telephone any time before or on the annuity date.

Annuity payments must begin by the earlier of:

1)	the 100th birthday of the annuitant;
2)	your 100th birthday if you are not the annuitant or the 100th birthday of the oldest joint owner; or
3)	the latest date permitted under state law.

Electing an Annuity Option.   On the annuity date, we must have written instructions in good order at our Service Center regarding your annuity option choice including whether you want fixed and/or variable payments.

If on the annuity date we do not have your instructions, we will assume you elected Option B with 10 years of payments guaranteed. We will use contract value in the funds and the DCA Fixed Account, if any, to provide a variable portion of each annuity payment and contract value in The Fixed Account, if any, to provide a fixed portion of each annuity payment. If your contract was issued in conjunction with an ERISA plan, we may default you to a different annuity option in order to comply with ERISA requirements.

Required Minimum Distributions for Tax-Qualified Contracts.  In order to avoid adverse tax consequences, you should begin to take distributions from your contract no later than the beginning date required by the IRC. These distributions can be withdrawals or annuity payments. The distributions should be at least equal to the minimum amount required by the Internal Revenue Service or paid through an annuity option that complies with the required minimum distribution rules of IRC Section 401(a)(9). If your contract is an individual retirement annuity, the required beginning date is no later than April 1 of the calendar year after you reach age 70 1⁄2. For qualified plans, that date is no later than April 1 of the calendar year following the later of: the year you reach age 70 1⁄2 or the year in which you retire. The option of deferring to retirement is not available if you are a 5% or greater owner of the employer sponsoring your qualified plan.

Fixed Annuity Payments.  If you choose fixed payments, the payment amount will not vary. The payment amount will depend upon the following:

•	the value of your contract on the annuity date;
•	the annuity option you elect;
•	the age and sex of the annuitant or joint annuitants, if applicable;
•	the minimum guaranteed payout rates associated with your contract;
•	the deduction of a contingent deferred sales charge (may be deducted under Annuity Option E only); and
•	the deduction of premium taxes, if applicable.

In most states, if the single premium immediate annuity rates offered by MassMutual on the annuity date are more favorable than the minimum guaranteed rates listed in your contract, those rates will be used.

For a discussion of how fixed payments are calculated if you apply your GMIB value to an annuity option see “Appendix B –Guaranteed Minimum Income Benefit.”

Variable Annuity Payments.  If you choose variable payments, the payment amount will vary with the investment performance of the funds. The first payment amount will depend on the following:

•	the value of your contract on the annuity date;
•	the annuity option you elect;
•	the age and sex of the annuitant or joint annuitants, if applicable;
•	the minimum guaranteed payout rates associated with your contract;
•	an assumed investment rate (AIR) of 4% per year;
•	the deduction of a contingent deferred sales charge (may be deducted under Annuity Option E only); and
•	the deduction of premium taxes, if applicable.

Future variable payments will depend on the performance of the funds you elected. If the actual performance on an annualized basis exceeds the 4% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual rate is less than 4% annualized plus the amount of the deductions, your annuity payments will decrease.

For a discussion of whether variable payments are available if you apply your GMIB value to an annuity option and how such variable payments would be calculated see “Appendix B – Guaranteed Minimum Income Benefit.”

Annuity Unit Values.  In order to keep track of the value of your variable annuity payment, we use a unit of measure called an annuity unit. The value of your annuity units will fluctuate to reflect the investment performance of the funds you elected. We calculate the number of your annuity units at the beginning of the income phase. During the income phase, the number of annuity units will not change unless you make a transfer; make a withdrawal as permitted under certain annuity options; or you elect an annuity option with reduced payments to the survivor and those payments to the survivor commence. The insurance charge applied as part of the calculation of the annuity unit value will be the insurance charge assessed at the time you apply all or part of your contract value to an annuity option. The Statement of Additional Information contains more information on how annuity payments and annuity unit values are calculated.

Annuity Options.  The available annuity options are listed in this section in the Annuity Options table. We may consent to other plans of payment in addition to those listed. After annuity payments begin, you cannot change the annuity option, the frequency of annuity payments, or make withdrawals, except as described under Annuity Option E.

Limitations on Annuity Options.  If you purchased the contract as a tax-qualified contract, the Internal Revenue Code may impose restrictions on which annuity option you may elect. Furthermore, if your contract is issued under an ERISA plan, and you are married when your contract enters the income phase, your ability to elect certain annuity options may be limited and/or require spousal consent.

Annuity Options

We may consent to other plans of payment in addition to those listed, including a Joint and Last Survivor Annuity with Period Certain.

Lifetime Contingent Options (variable and/or fixed payments)
	Annuity Option A Life Income	Annuity Option B Life Income with Period Certain	Annuity Option C Joint and Last Survivor Annuity	Annuity Option D Joint and 2/3 Survivor Annuity
Number of Annuitants	one	one	two	two
Length of Payment Period	For as long as the annuitant lives.	For a guaranteed period of either 5, 10 or 20 years or as long as the annuitant lives, whichever is longer.	For as long as either annuitant lives.	For as long as either annuitant lives.
Annuity Payments After Death	None. All payments end upon the annuitant’s death.	When the annuitant dies,
if there are remaining
guaranteed payments, the
beneficiary may elect to
continue receiving
remaining guaranteed
payments or the
beneficiary may elect a
lump sum payment equal
to the commuted value of
the remaining guaranteed
annuity payments.	100% of the payment will continue during the lifetime of the surviving annuitant. No payments will continue after the death of both annuitants.	Payments will continue
during the lifetime of the
surviving annuitant and
will be computed on the
basis of two-thirds of the
annuity payment (or
units) in effect during
the joint lifetime. No
payments will continue
after the death of both
annuitants.

Non-Lifetime Contingent Options (variable and/or fixed payments)
Annuity Option E Period Certain Annuity
Number of Annuitants	one
Length of Payment Period	For a specified period no less than five years and no greater than 30 years.
Withdrawal Option/Switch Annuity Option	If, after you begin receiving payments, you would like to receive all or part of the commuted value of the remaining guaranteed payments under this annuity option at any time, you may elect to receive it in a lump sum or have it applied to another annuity option. If you so elect, your future payments will be adjusted accordingly.
Contingent Deferred Sales Charge	In most states, we will deduct a contingent deferred sales charge if you apply all or a part of your contract value to this option and the period certain is less than 10 years. If it is permitted in your state, but we do not deduct a contingent deferred sales charge at that time, we will deduct a contingent deferred sales charge if you subsequently request a commuted lump sum payment to yourself or a commuted value to apply to another annuity option.
Annuity Payments After Death	When the annuitant dies, if there are remaining guaranteed payments, the beneficiary may elect to continue receiving remaining guaranteed payments or the beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed annuity payments. We will not deduct a contingent deferred sales charge.

Death Benefit

Death of Contract Owner During the Accumulation Phase.  If you, or any joint owner, die during the accumulation phase, we will pay a death benefit to the primary beneficiary. If any joint owner dies, we will treat the surviving joint owner as the primary beneficiary and treat any other beneficiary designation, on record at the time of death, as a contingent beneficiary, unless both joint owners have submitted a written request to our Service Center, in good order, requesting otherwise.

Your beneficiary may request that the death benefit be paid under one of the death benefit options. If your contract is a non-qualified contract or is held as a traditional IRA (including SEP and SIMPLE IRAs) or Roth IRA and your surviving spouse is the sole primary beneficiary, he or she may elect to become the owner of the contract with contract value equal to the death benefit amount payable subject to certain restrictions. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase.”

Death Benefit Amount During the Accumulation Phase.  The death benefit amount depends upon the death benefit feature in effect at the time of your death (or the annuitant’s death, if the owner is a non-natural person). The contract offers two death benefit features: the Basic Death Benefit or, for an additional charge, the Annual Ratchet Death Benefit.

For detail regarding the Annual Ratchet Death Benefit see “Additional Features – Annual Ratchet Death Benefit.”

You may only select one death benefit feature and you cannot change your selection once we issue your contract. If you do not select a death benefit feature when we issue your contract, the death benefit feature under your contract will be the Basic Death Benefit.

Basic Death Benefit (Version 9/1/07).  For contracts applied for on or after 9/1/2007, subject to state availability.

The death benefit paid will be the amount calculated (and adjusted for any applicable charges) as of the business day we receive proof of death and election of the payment method in good order at our Service Center. From the time the death benefit is determined until complete distribution is made, the value of the death benefit will fluctuate with the performance of the market. As a result, the death benefit amount may increase or decrease over time. The risk is borne by the beneficiary(ies).

If you are under age 76 when we issue your contract, the death benefit is the greater of your contract value, or your purchase payments reduced by an adjustment for withdrawals and any applicable charges.

We calculate the adjustment for withdrawals as follows:

•	the withdrawal amount, including any applicable charges;
•	divided by your contract value immediately prior to the withdrawal; with the result
•	multiplied by the most recently adjusted purchase payments.

The death benefit may be reduced by more than the actual dollar amount of the withdrawal. The reduction will be greater when the value of your contract is lower due to market performance or other variables.

If you have elected the Guaranteed Minimum Withdrawal Benefit, any portion of a withdrawal that exceeds the Guaranteed Lifetime Withdrawal Amount or, if applicable, the Guaranteed Withdrawal Amount, will result in a proportional adjustment for withdrawals as just described. However, any portion of a withdrawal that is not in excess of the Guaranteed Lifetime Withdrawal Amount or Guaranteed Withdrawal Amount, if applicable, or which is part of a required minimum distribution we calculate under an automatic distribution program, will reduce the death benefit on a dollar for dollar basis. See “Appendix B – Guaranteed Minimum Withdrawal Benefit (GMWB) MassMutual Lifetime Payment Plus.”

If you are age 76 or over when we issue your contract, the value of the Basic Death Benefit is your contract value as of the business day we receive proof of death and election of the payment method in good order at our Service Center.

If there are joint owners of the contract, we will use the age of the oldest joint owner to determine the death benefit amount. If the contract is owned by a non-natural person, we will use the age of the annuitant to determine the death benefit amount.

We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the death benefit amount.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Basic Death Benefit.  For contracts applied for prior to 9/1/2007 also available to all contracts issued in states where Basic Death Benefit (Version 9/1/07) was not available.

The death benefit paid will be the amount calculated (and adjusted for any applicable charges) as of the business day we receive proof of death and election of the payment method in good order at our Service Center. From the time the death benefit is determined until complete distribution is made, the value of the death benefit will fluctuate with the performance of the market. As a result, the death benefit amount may increase or decrease over time. The risk is borne by the beneficiary(ies).

Prior to you reaching age 80, the death benefit is the greater of your contract value, or your purchase payments reduced by an adjustment for withdrawals and any applicable charges. We calculate the adjustment for withdrawals as follows:

•	the withdrawal amount, including any applicable charges;
•	divided by your contract value immediately prior to the withdrawal; with the result
•	multiplied by the most recently adjusted purchase payments.

The death benefit may be reduced by more than the actual dollar amount of the withdrawal. The reduction will be greater when the value of your contract is lower due to market performance or other variables.

If you have elected the Guaranteed Minimum Withdrawal Benefit, any portion of a withdrawal that exceeds the Guaranteed Lifetime Withdrawal Amount or, if applicable, the Guaranteed Withdrawal Amount, will result in a proportional adjustment for withdrawals as just described. However, any portion of a withdrawal that is not in excess of the Guaranteed Lifetime Withdrawal Amount or Guaranteed Withdrawal Amount, if applicable, or which is part of a required minimum distribution we calculate under an automatic distribution program, will reduce the death benefit on a dollar for dollar basis. See “Appendix B – Guaranteed Minimum Withdrawal Benefit (GMWB) MassMutual Lifetime Payment Plus.”

At age 80 and beyond, the value of the Basic Death Benefit is your contract value as of the business day we receive proof of death and election of the payment method in good order at our Service Center.

If there are joint owners of the contract, we will use the age of the oldest joint owner to determine the death benefit amount. If the contract is owned by a non-natural person, we will use the age of the annuitant to determine the death benefit amount.

We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the death benefit amount.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Death Benefit Payment Options During the Accumulation Phase.  The availability of certain death benefit options may be limited for tax-qualified contracts in order to comply with the required minimum distribution rules.

A beneficiary must elect to receive the death benefit under one of the following options, in the event you die during the accumulation phase:

•	Option 1 – lump sum payment of the death benefit within 5 years of the date of death; or

•	Option 2 – payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within 1 year of the date of your death or the death of any joint owner.

Additional Option for a Spouse Who is the Sole Primary Beneficiary

A surviving spouse who is the sole primary beneficiary under a contract that is either non-qualified or is held as a traditional IRA (including SEP and SIMPLE IRAs) or Roth IRA may elect option 1, option 2, or may elect to continue the contract. Generally, if the contract is continued then:

1)	the initial value will equal the death benefit amount;
2)	all applicable contract features and benefits will be in the surviving spouse’s name; and
3)	the surviving spouse will exercise all of the contract owner’s rights under the contract.

Exceptions are as follows:

a)	if at the time the owner purchased the contract the surviving spouse was over the maximum contract issue age, then the contract cannot be continued;
b)	if at the time the owner purchased the contract the surviving spouse was over the maximum allowable age for electing a certain feature, then the feature is not available for continuance, but the contract may be continued.

We further limit the surviving spouse’s rights applicable to continuing any elected Guaranteed Minimum Withdrawal Benefit, see “Appendix B – Guaranteed Minimum Withdrawal Benefit – Payment of the Contract’s Death Benefit and MassMutual Lifetime Payment Plus.”

If the sole primary beneficiary is a domestic partner or civil union partner, as defined under applicable state laws, we will treat him or her as a spouse for this provision, and he or she may elect to continue the contract as described herein. However, a domestic partner or civil union partner cannot elect to continue the contract if it is a traditional IRA or Roth IRA. Since current federal tax law does not define a spouse to include a domestic partner or civil union partner, such domestic partner or civil union partner who elects to continue the contract must still meet the distribution requirements of IRC Section 72(s). In order to meet these requirements, the amount of any gain in the contract will become subject to income tax at the time the election to continue the contract is made.

The right to continue the contract by a surviving spouse, a domestic partner, or a civil union partner can only be exercised once while the contract is in effect.

See “Taxes – Civil Unions & Domestic Partnerships” if you are in a domestic partnership or civil union.

Lump Sum Payment.  If a lump sum payment is requested, we will pay the amount within 7 calendar days after we receive proof of death and election of the payment method in good order at our Service Center, unless we are required to suspend or delay payment.

Benefit Management Account.  For lump sum payments of at least $10,000, your beneficiary may elect to receive the death benefit by establishing an interest-bearing draft account called the Benefit Management Account (BMA). We periodically set the interest rate we credit to the BMA. That rate will not be less than the minimum guaranteed interest rate provided under the BMA. We will send a draftbook to the beneficiary who will have access to all the monies in the account, including interest, by writing a draft for all or part of the proceeds. Our drafts are similar to checks. The minimum draft amount is $250. If the account balance falls below $1,000, the BMA will be closed automatically and a check for the remaining balance, including interest, will be sent to the beneficiary. The beneficiary may close the BMA at any time. No deposits may be paid into the BMA. The BMA is part of our general account and is subject to the claims of our creditors. The BMA is not a bank account or bank deposit and is not insured by the Federal Deposit Insurance Corporation. We may make a profit on amounts left in the BMA. If the contract has been assigned, the BMA is not available for the assignee’s portion of the death benefit. The BMA may not be available in all states. We reserve the right to make changes in the terms and conditions of the BMA. Election of the BMA shall be treated as an election of a lump sum for tax reporting purposes under IRC Section 72(s) or 401(a)(9). Any interest paid on amounts in the BMA is taxable as ordinary income in the year such interest is credited.

Beneficiary IRA Election.  Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life expectancy in order to meet the required minimum distribution (RMD) rules. Upon the contract owner’s death under an IRA or other qualified contract, a beneficiary(ies) may generally establish a Beneficiary IRA by either purchasing a new annuity contract or in some circumstances, by electing the Beneficiary IRA payout option under the current contract. Until withdrawn, amounts in a Beneficiary IRA or other qualified contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax.

Eligibility Requirements/Restrictions

If a beneficiary(ies) elects to establish a Beneficiary IRA after the death of the contract owner, the following rules apply:

1)	Any withdrawals under a new Beneficiary IRA contract in excess of the RMD may be subject to a contingent deferred sales charge as indicated by the terms of the contract purchased.
2)	For existing annuity contracts with single beneficiaries issued by us or one of our affiliates, the beneficiary will have the option of electing a Beneficiary IRA payout option under the current contract or establishing a Beneficiary IRA by purchasing a new annuity contract issued by us or one of our affiliates. Should the beneficiary decide to elect the Beneficiary IRA payout option under the current contract, any withdrawals in excess of the RMD will not be subject to a contingent deferred sales charge.
3)	For existing annuity contracts with multiple beneficiaries issued by us or one of our affiliates, a beneficiary wishing to establish a Beneficiary IRA funded by an annuity contract issued by us or one of our affiliates must purchase a new annuity contract.
4)	The source of funds to be invested must be from a traditional IRA, SEP IRA, SIMPLE IRA, Beneficiary IRA, TSA, 401(a) or a Qualified Employee Plan (includes Pension Plan, Money Purchase Pension Plan, Profit Sharing Plan, Keogh (HR10), Target Benefit Plan).
5)	Joint ownership of a Beneficiary IRA is not allowed.
6)	The annuity contract will be titled in the beneficiary’s name as beneficiary for the deceased contract owner. The beneficiary must be the annuitant and the annuitant cannot be changed.
7)	For non-spousal Beneficiary IRAs, RMDs must begin by December 31st of the year following the year of the date of the contract owner’s death. For spousal Beneficiary IRAs, RMDs may be deferred until the year the original owner would have attained age 70 ½. The RMD amount will generally be calculated based on the beneficiary’s life expectancy and will be withdrawn on a proportional basis from all investment accounts in which funds are invested. If the original contract owner died after attaining age 70 ½ and was younger than the beneficiary, the RMD amount may be calculated based on the original contract owner’s life expectancy in the year of his or her death. If there is a Beneficiary IRA previously established with another carrier and an RMD is required in the current calendar year, we will process the RMD. If however, an RMD is not required in the current calendar year, an RMD will not be processed until the year it is required.
8)	The contract value at time of issue will be equal to either the death benefit that would have been payable to the beneficiary if a lump sum distribution had been elected, or the contract value of an existing Beneficiary IRA that is being transferred to a new MassMutual annuity.
9)	Additional contributions cannot be applied to the Beneficiary IRA.
10)	Upon the death of the annuitant of the Beneficiary IRA, a death benefit, under the terms of the contract, will be paid to the succeeding beneficiary in a lump sum or over the annuitant’s remaining life expectancy as determined by the applicable IRS table.
11)	If a Beneficiary IRA is established under a new or existing contract described in this prospectus, the following optional features are unavailable: the Guaranteed Minimum Accumulation Benefit, the Guaranteed Minimum Withdrawal Benefit, the Basic Guaranteed Minimum Income Benefit (Basic GMIB) and the Guaranteed Minimum Income Benefits called MassMutual Guaranteed Income Plus 5 (GMIB 5) and MassMutual Guaranteed Income Plus 6 (GMIB 6).

Previously, the GMIB 5 and GMIB 6 were available if a Beneficiary IRA was established with a new annuity contract that offered the GMIB 5 and GMIB 6. If a Beneficiary IRA was established with a new annuity contract and the GMIB 5 or GMIB 6 was elected, the owner of that contract should understand how withdrawals in the contract may affect the feature benefits. For example, RMDs that exceed the current contract year interest earned on the GMIB value will reduce the GMIB value on a pro-rata basis. If a beneficiary established a Beneficiary IRA with a GMIB 5 or GMIB 6, the IRS may take the position that the inclusion of these benefits will not allow the contract to meet the RMD rules in certain instances without a complete surrender of the contract. Even if the RMD rules could be met, the value of either the GMIB 5 or GMIB 6 may be adversely impacted or eliminated if the beneficiary is required to commence RMDs prior to the time the GMIB 5 or GMIB 6 benefit could be exercised.

12)	If the beneficiary is a trust, a Beneficiary IRA may only be established if the trust qualifies as a “see-through” trust. For see-through trusts, required minimum distributions must be calculated based upon the life expectancy of the oldest trust beneficiary and the oldest trust beneficiary must be the annuitant. In order to be a see-through trust, the trust must be valid under state law and be irrevocable, and all beneficiaries, current and future, must be identifiable from the trust instrument. If any beneficiary of the trust is not an individual, the trust is not a see-through trust and cannot establish a Beneficiary IRA.
13)	Additional rules may apply. Please consult your registered representative for further information.
14)	We have the right to modify, suspend or terminate the Beneficiary IRA program at any time without prior notification.
15)	A Beneficiary IRA may only be established by the beneficiary of the IRA owner/qualified plan participant whose death triggered the RMD requirements of IRC Section 401(a)(9). A Beneficiary IRA may not be established as a “second generation” Beneficiary IRA by a successor beneficiary.

Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Beneficiary IRA.

Death of Contract Owner During the Income Phase.  If you or the joint owner dies during the income phase, but the annuitant is still alive, we will pay the remaining payments under the annuity option elected at least as rapidly as under the method of distribution in effect at the time of your death. If you, or any joint owner, die during the income phase, the primary beneficiary will become the owner. If any joint owner dies, we will treat the surviving joint owner as the primary beneficiary and treat any other beneficiary designation, on record at the time of death, as a contingent beneficiary, unless both joint owners have submitted a written request to our Service Center, in good order, requesting otherwise.

Death of Annuitant.  If the annuitant, who is not the owner or joint owner, dies during the accumulation phase, you can name a new annuitant subject to our approval. If you do not name an annuitant within 30 calendar days of the death of the annuitant, the oldest owner will become the annuitant. However, if the owner is a non-natural person we will treat the death of the annuitant as the death of the owner, and you may not name a new annuitant. You cannot name a new annuitant on contract value that has been applied to an annuity option. Upon the death of the annuitant on or after the annuity date, the death benefit, if any, is as specified in the annuity option elected. We will pay death benefits at least as rapidly as under the method of distribution in effect at the annuitant’s death.

Additional Features

Annual Ratchet Death Benefit

When we issue your contract, for an additional charge, you can elect the Annual Ratchet Death Benefit as a replacement for the Basic Death Benefit which is the standard death benefit for the contract.

The death benefit paid will be the amount calculated (and adjusted for any applicable charges) as of the business day we receive proof of death and election of the payment method in good order at our Service Center. From the time the death benefit is determined until complete distribution is made, the value of the death benefit will fluctuate with the performance of the market. As a result, the death benefit amount may increase or decrease over time. The risk is borne by the beneficiary(ies).

If you elect the Annual Ratchet Death Benefit the death benefit will be the greatest of:

1)	your contract value; or
2)	the amount of purchase payments you have made to the contract reduced by an adjustment for withdrawals; or
3)	the highest anniversary value reduced by an adjustment for withdrawals and increased by any purchase payments.

The Highest Anniversary Value.  When we issue your contract, your initial highest anniversary value is equal to your initial purchase payment.

On each contract anniversary prior to age 80 the highest anniversary value will be recalculated and set to equal the greater of:

a)	the most recently calculated highest anniversary value; or
b)	your contract value on the date of the recalculation.

Age 80 refers to the oldest owner’s age or, if the owner is a non-natural person, the oldest annuitant’s age.

On dates other than the contract anniversary, we will re-calculate the highest anniversary value each time you make a purchase payment or a withdrawal. We will increase it by any purchase payments and reduce it by an adjustment for any withdrawals.

At age 80 and above, the highest anniversary value will no longer change and will remain as last calculated except we will increase it if you make subsequent purchase payments and we will adjust it for any subsequent withdrawals. Age 80 refers to the oldest owner’s age or, if the owner is a non-natural person, the oldest annuitant’s age.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Adjustment for Withdrawals.  When we adjust purchase payments for subsequent withdrawals we look at the withdrawal amount, divide it by your contract value just prior to the withdrawal and then multiply that by the most recently adjusted purchase payments prior to the withdrawal.

The death benefit may be reduced by more than the actual dollar amount of the withdrawal. The reduction will be greater when the value of your contract is lower due to market performance or other variables.

When we adjust the highest anniversary value for subsequent withdrawals we look at the withdrawal amount, divide it by your contract value just prior to the withdrawal and then multiply that by the most recently calculated highest anniversary value.

When we adjust purchase payments for subsequent withdrawals, if you have elected a Guaranteed Minimum Withdrawal Benefit, any portion of a withdrawal that exceeds the Guaranteed Lifetime Withdrawal Amount or, if applicable, the Guaranteed Withdrawal Amount, will result in a proportional adjustment for withdrawals as just described. However, any portion of a withdrawal that is not in excess of the Guaranteed Lifetime Withdrawal Amount or Guaranteed Withdrawal Amount, if applicable, or which is part of a required minimum distribution we calculate under an automatic distribution program, will reduce the purchase payments on a dollar for dollar basis. See “Appendix B – Guaranteed Minimum Withdrawal Benefit.”

We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the death benefit amount.

Cost of the Annual Ratchet Death Benefit.  If you elect the Annual Ratchet Death Benefit, we will deduct a charge from your contract value in the funds. This charge is equal, on an annual basis, to 0.40% of the daily value of the assets invested in each fund, after fund expenses are deducted. We may increase this charge at any time while you own the contract, but the charge will never exceed 0.90%.

Guaranteed Minimum Accumulation Benefit (GMAB)

What is the GMAB?  If you elect the GMAB, we guarantee that at the end of your benefit period your contract value will equal no less than a specified amount called the GMAB value. The GMAB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

If you elect the GMAB, you must choose one of two available benefit periods: the 10 year benefit period with reset option or the 20 year benefit period. You may only make this choice at the time your contract is issued.

10 Year Benefit Period with Reset Option.  You may elect a 10 year benefit period with an option to reset. This benefit period will initially end upon your 10th contract anniversary, with the option to reset the benefit period as of your 2nd contract anniversary and each subsequent contract anniversary up to and including the end of the benefit period.

The Reset Option.  The option to reset means that on your 2nd contract anniversary, and each subsequent contract anniversary while a benefit period is in effect, you may elect to:

a)	start your 10 year benefit period over again. For example, if you reset as of your 2nd contract anniversary, your 10 year benefit period will end on your 12th contract anniversary; and
b)	reset your GMAB value so it equals your contract value as of the close of the New York Stock Exchange at the end of the last business day prior to the contract anniversary on which you elect to reset.

If you want to apply the reset option to your upcoming contract anniversary, you must submit a written request in good order to our Service Center within 60 calendar days prior to the close of the New York Stock Exchange on that contract anniversary. If we receive your request outside of the 60 day window, your request will not be implemented.

If you request a reset and on the date we are to implement the reset your contract value is less than the current GMAB value, the reset will not occur and the existing benefit period and GMAB value will remain in place.

After you reach age 90 (age 80 for contracts issued in New York), the reset option is no longer available to you.

If we issued your contract prior to September 12, 2005, and you elected the GMAB feature when your contract was issued, your 10 year GMAB feature will remain the same except now it will include the reset option.

20 Year Benefit Period.  You may elect a 20 year benefit period (26 year benefit period for contracts issued in New York). This option does not include a reset feature and it is not available in contracts issued prior to September 12, 2005.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Allocation Restrictions.  If you elect the GMAB, you must participate in an approved Asset Allocation Program. See “Transfers and Transfer Programs – Asset Allocation Programs.”

If you elect the GMAB, you cannot participate in the Separate Account Dollar Cost Averaging Program, the Interest Sweep Option, a DCA Fixed Account or the Automatic Rebalancing Program. Additionally, you cannot make allocations to the fixed accounts.

Additional Restrictions.  If you elect the GMAB, you may not elect a Guaranteed Minimum Income Benefit or the Guaranteed Minimum Withdrawal Benefit.

Eligibility for the GMAB Value.  You will be eligible to receive the GMAB value if:

1)	you elected the GMAB at time of contract issue and you do not cancel the GMAB;
2)	you remain in your contract until the end of your benefit period and do not enter the income phase before the end of your benefit period; and
3)	you participated in an approved Asset Allocation Program at the time of contract issue, and remain in the program until the end of your benefit period (see “Transfers and Transfer Programs – Asset Allocation Programs”).

If you elect the GMAB, but items 2 and 3 are not met, you will not be eligible to receive the GMAB value, even though you have paid for the feature. At the end of your benefit period the GMAB will terminate. No benefits or charges will accrue thereafter.

How Do We Calculate the GMAB Credit and the GMAB Value?  If we have never applied a reset, then your GMAB credit equals the difference between:

A)	your contract value at the end of the benefit period; and
B)	the GMAB value.

If you elected the 10 year benefit period the GMAB value equals your purchase payments made to the contract prior to your second contract anniversary adjusted for withdrawals.

If you elected the 20 year benefit period (26 year benefit period for contracts issued in New York) the GMAB value equals the amount of purchase payments you made to the contract during the first two contract years multiplied by two and adjusted for withdrawals.

If B is greater than A, then we will credit your contract value with the difference. If B is equal to or less than A, we will not credit your contract value.

If any purchase payments were made after the first two contract years, then we adjust the calculation by determining what percentage of all purchase payments were made in the first two contract years and then we multiply A by that percentage. See “Appendix D – Guaranteed Minimum Accumulation Benefit Examples – Example 4.”

If we previously applied a reset, then your GMAB credit equals the difference between:

X)	your contract value at the end of the benefit period; and
Y)	the GMAB Value. The GMAB Value equals your contract value as of the most recent reset adjusted for subsequent withdrawals.

If Y is greater than X, then we will credit your contract value with the difference. If Y is equal to or less than X, we will not credit your contract value.

If any purchase payments were made after the most recent reset, we multiply X by the following percentage:

i)	your contract value as of the most recent reset; divided by
ii)	your contract value as of the most recent reset plus any subsequent purchase payments.

Adjustment for Withdrawals

For all benefit periods, the adjustment for withdrawals is calculated as follows:

•	the withdrawal amount, including any applicable charges; divided by
•	your contract value immediately prior to the withdrawal; with the result multiplied by
•	the most recently calculated GMAB value.

The GMAB value may be reduced by more than the actual dollar amount of the withdrawal. The reduction will be greater when the value of your contract is lower due to market performance or other variables.

We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the GMAB value.

What Happens at the End of the Benefit Period?  At the end of the benefit period, we calculate the GMAB value and the GMAB credit. We credit your contract value if the GMAB credit is greater than zero. Any credit to your contract value will be applied the first business day after the end of the benefit period.

At the end of the benefit period your election of the GMAB terminates with no benefits or charges accruing thereafter.

For additional information see “Appendix D – Guaranteed Minimum Accumulation Benefit Examples.”

Payment of Any Credit.  Any credit paid due to your election of GMAB will be applied proportionally to the funds you are invested in when we apply the credit. If you are not invested in any funds at that time, we will automatically apply the credit to a money market fund. Electing GMAB does not guarantee a credit will be paid.

Cost of the GMAB.  If you elect the GMAB, we will deduct a charge from your contract value in the funds while the feature is in effect. This charge is equal, on an annual basis, to a percentage of the daily value of the assets invested in each fund, after fund expenses are deducted. The charge varies by contract issue date: 0.95% (for contracts issued on or after 5/1/2010); 0.50% (for contracts issued on or after 9/1/2006 and prior to 5/1/2010); and 0.40% (for contracts issued prior to 9/1/2006). We may increase this charge at any time while you own the contract, but the charge will never exceed 1.00%. There is no additional charge for the reset option on the 10 year GMAB feature. At the end of the benefit period the charge will be discontinued. If you elect to discontinue the GMAB and its associated benefit, the charge will be discontinued when we receive your request in good order at our Service Center.

How to Elect the GMAB.  To elect the GMAB, you must:

•	elect the GMAB at the time your contract is issued; and
•	elect to participate in an approved Asset Allocation Program (see “Transfers and Transfer Programs – Asset Allocation Programs”).

Additionally, at the time we issue your contract, you must meet the age requirements as follows:

To elect the 10 year benefit period you must not have attained age 90 (age 80 for contracts issued in New York).

To elect the 20 year benefit period (26 year benefit period for contracts issued in New York) you must not have attained age 80 (age 64 for contracts issued in New York).

Once we issue your contract, you cannot elect the GMAB.

Canceling the GMAB.  We will terminate your election of the GMAB on the business day we receive our form in good order at our Service Center. We will not refund charges already deducted for the GMAB. However, the charge for this feature will be discontinued on the business day we receive our form in good order at our Service Center. Once the GMAB is terminated, it cannot be re-elected.

Important GMAB Considerations.  This benefit may not be appropriate for all contract owners. You should understand the GMAB completely before you elect this benefit feature. Please consult with a qualified financial professional when you are evaluating the GMAB and all other aspects of the contract.

The GMAB does not in any way guarantee the performance of any of the investment choices available under this contract.

The restriction in the amount and type of investment choices that are available to you under the GMAB is intended to help us manage the risk that we will be required to make payments to you under the GMAB.

Consult a tax adviser before considering the GMAB in conjunction with a tax-qualified contract because any IRS minimum distribution requirements may negatively impact the benefit.

Because the charge for the GMAB is a percentage of your contract value, any purchase payments made after the second contract year could increase the cost of the GMAB, without a corresponding increase in the benefit. Likewise, such purchase payments may ultimately reduce the value of the benefit.

Withdrawals will negatively impact the GMAB value. See “Appendix D – Guaranteed Minimum Accumulation Benefit Examples – Example 3.”

The GMAB is a long-term benefit and you may only benefit from this feature if you continue the GMAB for the full benefit period.

Taxes

The information in this prospectus is general and is not an exhaustive discussion of all tax questions that might arise under the contract. The information is not written or intended as tax or legal advice. You should consult a tax adviser about your own circumstances. In addition, we do not profess to know the likelihood that current federal income tax laws and Treasury Regulations or the current interpretations of the Internal Revenue Code, Regulations, and other guidance will continue. We cannot make any guarantee regarding the future tax treatment of any contract. We reserve the right to make changes in the contract to assure that it continues to qualify as an annuity for tax purposes.

No attempt is made in this prospectus to consider any applicable state or other tax laws.

Taxation of the Company.  MassMutual is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (IRC). For federal income tax purposes, the separate account is not a separate entity from MassMutual, and its operations form a part of MassMutual.

Annuities in General.  Annuity contracts are a means of both setting aside money for future needs – usually retirement – and for providing a mechanism to administer the payout of those funds. Congress recognized how important providing for retirement was and created special rules in the IRC for annuities. Simply stated, these rules provide that you will generally not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral.

Diversification.  IRC Section 817(h) imposes certain diversification standards on the underlying assets of variable annuity contracts. The IRC provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. Disqualification of the contract as an annuity contract would result in a loss of tax deferral, meaning the imposition of federal income tax to the owner with respect to earnings under the contract prior to the receipt of payments under the contract. We intend that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

Investor Control of Assets.  For variable annuity contracts, tax deferral also depends on the insurance company, and not you, having control of the assets held in the separate accounts. You can transfer among the sub-accounts of the separate account to another but cannot direct the investments each underlying fund makes. If you have too much investor control of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn. The Internal Revenue Service (IRS) has provided some guidance on investor control by issuing Revenue Rulings 2003-91 and 2003-92, but some issues remain unclear. One unanswered question is whether an owner will be deemed to own the assets in the contract if the variable contract offers too large a choice of funds in which to invest, and if so, what that number might be. We do not know if the IRS will issue any further guidance on this question. We do not know if any guidance would have a retroactive effect. Consequently, we reserve the right to modify the contract, as necessary, so that you will not be treated as having investor control of the assets held under the separate account.

Non-Qualified Contracts.  Your contract is referred to as a non-qualified contract if you purchase the contract as an individual and not under a qualified plan such as an Individual Retirement Annuity (IRA), Roth IRA, tax-sheltered annuity plan (TSA or TSA plan), corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans), or a governmental 457(b) deferred compensation plan.

Qualified Contracts.  Your contract is referred to as a qualified contract if it is purchased under a qualified retirement plan (qualified plan) such as an Individual Retirement Annuity (IRA), Roth IRA, tax-sheltered annuity plan (TSA or TSA plan), corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans), or a governmental 457(b) deferred compensation plan. Qualified plans are subject to various limitations on eligibility, contributions, transferability and distributions based on the type of plan. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.

Contracts issued under a qualified plan include special provisions restricting contract provisions that may otherwise be available as described in this prospectus. Generally, contracts issued under a qualified plan are not transferable. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from qualified contracts. See “Taxes – Taxation of Qualified Contracts.”

Eligible rollover distributions from an IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan may generally be rolled over into another IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan, if permitted by the plan. These amounts may be transferred directly from one qualified plan or account to another, or as an indirect rollover, in which the plan participant receives a distribution from the qualified plan or account, and reinvests it in the receiving qualified plan or account within 60 days of receiving the distribution.

IRC Section 408(d)(3)(B) provides that an individual is only permitted to make one indirect rollover from an IRA to another IRA in any one year period. The IRS previously applied this limitation on an IRA-by-IRA basis, allowing a taxpayer to make an indirect rollover from an IRA, so long as he or she had not made an indirect rollover from that same IRA within the preceding one year period, even if he or she had made indirect rollovers from a different IRA. Effective for distributions on or after January 1, 2015, the limitation applies on an aggregate basis, meaning that an individual cannot make an indirect rollover from one IRA to another if he or she has made an indirect rollover involving any IRA (including a Roth, SEP, or SIMPLE IRA) within one year. It is important to note that the one rollover per year limitation does not apply to amounts transferred directly between IRAs in a trustee-to-trustee transfer.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts we sell in connection with qualified plans use annuity tables which do not differentiate on the basis of sex. Such annuity tables are also available for use in connection with certain non-qualified deferred compensation plans.

Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of your investment. The contribution limits referenced in the plan descriptions below are the limits for 2016, and may change in subsequent years.

Individual Retirement Annuities

IRC Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). IRAs are subject to limitations on eligibility, contributions, transferability and distributions. See “Taxes – Taxation of Qualified Contracts.” For 2016, IRA contributions are limited to the lesser of $5,500 or 100% of compensation, and an additional catch-up contribution of $1,000 is available for individuals age 50 and over. Contributions are deductible, unless you are an active participant in a qualified plan and your modified adjusted gross income exceeds certain limits. Contracts issued for use with IRAs are subject to special requirements by the IRC, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. You should consult a tax adviser as to the tax treatment and suitability of such an investment.

SEP IRAs

IRC Section 408(k) permits certain employers to establish IRAs for employees that qualify as Simplified Employee Pension (SEP) IRAs. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. SEP IRAs are treated as defined contribution plans for purposes of the limits on employer contributions. For 2016, employer contributions cannot exceed the lesser of:

i)	$53,000; or
ii)	25% of compensation (a maximum of $265,000 of compensation may be considered).

The employee may treat the SEP account as a traditional IRA and make deductible and non-deductible contributions if the general IRA requirements are met. SEP IRAs are subject to additional restrictions, including on items such as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.

SIMPLE IRAs

IRC Section 408(p) permits certain small employers to establish a Savings Incentive Match Plan for Employees (SIMPLE) IRA. SIMPLE IRA plans permit employees to make elective contributions only through a qualified salary reduction agreement.

Employers can make contributions to the plan through either matching contributions or non-elective contributions. For 2016, an employee’s annual elective salary reduction contributions are limited to the lesser of $12,500 or 100% of compensation, and an additional catch-up contribution is available for individuals age 50 and over, up to the lesser of $3,000 or total compensation less any other elective deferrals. Elective contributions made to a SIMPLE IRA are counted against the overall limit on elective deferrals by any individual (the lesser of $18,000 or 100% of compensation in 2016). The employer must make certain matching contributions or non-elective contributions to the employee’s account. SIMPLE IRAs are subject to additional restrictions, including on items such as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to tax treatment and suitability of such an investment.

Roth IRAs

IRC Section 408A permits eligible individuals to contribute to a non-deductible IRA, known as a Roth IRA. Roth IRAs are subject to limitations on eligibility, contributions, transferability and distributions. For 2016, Roth IRA contributions are limited to the lesser of $5,500 or 100% of compensation, and an additional catch-up contribution of $1,000 is available for individuals age 50 or over. The maximums are decreased by any contributions made to a traditional IRA for the same tax year. Lower maximum Roth IRA contribution limits apply to individuals whose modified adjusted gross income exceeds certain limits. Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, known as a conversion. The individual must pay tax on any portion of the IRA being rolled over that represents income or previously deductible IRA contributions. The determination of taxable income is based on the fair market value of the IRA at the time of the conversion. See “Taxes – Required Distributions” for information on the determination of the fair market value of an annuity contract that provides additional benefits (such as certain living or death benefits). You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Corporate Pension and Profit-Sharing Plans

IRC Sections 401(a) and 401(k) permit employers to establish various types of retirement plans for employees. Contributions made to the plan for the benefit of the employees and the earnings on those contributions are generally not included in gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. In general, annual contributions made by an employer and employee to a defined contribution plan may not exceed the lesser of:

i)	$53,000; or
ii)	100% of compensation or earned income (a maximum of $265,000 of compensation may be considered).

An employee’s elective salary reduction contributions under a cash or deferred arrangement (i.e. a 401(k) plan) are limited to $18,000, with an additional catch-up contribution of up to $6,000 available for eligible participants age 50 or over. Defined benefit plans are limited to contributions necessary to fund a promised level of benefit. For 2016, the annual benefit under a defined benefit plan is limited to:

i)	100% of compensation for a participant’s highest three years; or
ii)	$210,000.

Plans are subject to additional restrictions, including on such items as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.

H.R. 10 Plans

IRC Section 401(a) permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as “H.R.10” or “Keogh” plans. Contributions made to the plan for the benefit of the employees and the earnings on those contributions are generally not included in gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. In general, H.R. 10 Plans are subject to the same restrictions as corporate pension and profit-sharing plans (see “Taxes – Qualified Contracts – Corporate Pension and Profit-Sharing Plans”), including limitations on eligibility, participation, contributions, time and manner of distributions, transferability and taxation of distributions. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Tax-Sheltered Annuities

IRC Section 403(b) permits certain eligible employers to purchase annuity contracts, known as Tax-Sheltered Annuities (TSAs), under a section 403(b) program. Eligible employers are organizations that are exempt from tax under IRC Section 501(c)(3) and public educational organizations. Contributions made to a TSA and the earnings on those contributions are generally not included in gross income of the employee until distributed from the plan. TSAs are subject to limitations on contributions, which may be made as “elective deferrals” (contributions made pursuant to a salary reduction agreement) or as non-elective or matching contributions by an employer. In general, annual contributions made by an employer and employee to a TSA may not exceed the lesser of:

i)	$53,000; or
ii)	100% of includible compensation (a maximum of $265,000 of includible compensation may be considered).

An employee’s elective salary reduction contributions are limited to $18,000. In addition, certain catch-up contributions may be made by eligible participants age 50 or over and those with 15 or more years of service with the same employer. TSAs are subject to additional restrictions, including on such items as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. See “Taxes – Tax-Sheltered Annuities Taxation and Withdrawal Restrictions.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Taxation of Non-Qualified Contracts.  You, as the owner of a non-qualified annuity, will generally not be taxed on any increases in the value of your contract until a distribution occurs. There are different rules as to how you are taxed depending on whether the distribution is a withdrawal or an annuity payment.

Withdrawals

The IRC generally treats any withdrawal as first coming from earnings and then from your investment in the contract, if the withdrawal is:

1)	allocable to investment in the contract made after August 13, 1982 in an annuity contract entered into prior to August 14, 1982; or
2)	from an annuity contract entered into after August 13, 1982.

The	withdrawn earnings are subject to tax as ordinary income.

Annuity Payments

Annuity payments occur as the result of the contract reaching its annuity start date. A portion of each annuity payment is treated as a partial return of your investment in the contract and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. The annuity payment is divided between these taxable and non-taxable portions based on the calculation of an exclusion amount. The exclusion amount for annuity payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for annuity payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Annuity payments received after you have recovered all of your investment in the contract are fully taxable.

The IRC also provides that any amount received (both annuity payments and withdrawals) under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is an additional tax equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1)	paid on or after you reach age 59 1⁄2;
2)	paid to your beneficiary after you die;
3)	paid if you become totally disabled (as that term is defined in the IRC);
4)	paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or life expectancy or for the joint lives or joint life expectancies of you and your designated beneficiary;
5)	paid under an immediate annuity; or
6)	which come from investment in the contract made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1⁄2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% tax penalty), but for the exception, plus interest for the tax years in which the exception was used. The rules governing substantially equal periodic payments are complex. You should consult a tax adviser for more specific information.

Multiple Contracts

The IRC provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same owner by one company or its affiliates are treated as one deferred annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. This rule does not apply to immediate annuities.

Tax Treatment of Assignments

An assignment or pledge of a contract may be a taxable event. You should consult a tax adviser if you wish to assign or pledge your contract. Annuity contracts issued after April 22, 1987 that are transferred for less than full and adequate consideration (including gifts) are subject to tax to the extent of gain in the contract. This does not apply to transfers between spouses or certain transfers incident to a divorce under IRC Section 1041.

Distributions After Death of Owner

In order to be treated as an annuity contract for federal income tax purposes, IRC Section 72(s) requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, IRC Section 72(s) requires that:

a)	if any owner dies on or after the annuity start date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and
b)	if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of such owner’s death.

These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. The non-qualified contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Taxation of Qualified Contracts.  If you have no cost basis for your interest in a qualified contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for all or some of your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total contract value. Special tax rules may be available for certain distributions from a qualified plan.

IRC Section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified plans, including contracts issued and qualified under IRC Sections 401 (pension and profit-sharing plans), 403 (TSAs), 408 (IRAs), and 408A (Roth IRAs). With respect to SIMPLE IRAs, the 10% penalty is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. Exceptions from the penalty tax are as follows:

1)	distributions made on or after you reach age 59 1⁄2;
2)	distributions made after your death;
3)	distributions made that are attributable to the employee being disabled as defined in the IRC;
4)	after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary (in applying this exception to distributions from IRAs, a severance of employment is not required);
5)	distributions made after severance from employment if you have reached age 55 (not applicable to distributions from IRAs);
6)	distributions made to you up to the amount allowable as a deduction to you under IRC Section 213 for amounts you paid during the taxable year for medical care;
7)	distributions made on account of an IRS levy made on a qualified retirement plan or IRA;
8)	distributions made to an alternate payee pursuant to a qualified domestic relations order (not applicable to distributions from IRAs);
9)	distributions from an IRA for the purchase of medical insurance (as described in IRC Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days;
10)	certain qualified reservist distributions;
11)	distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in IRC Section 72(t)(7)) for the taxable year; and
12)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in IRC Section 72(t)(8)).

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1⁄2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The IRS has indicated that a modification will occur if, after the first valuation date, there is:

i)	any addition to the account balance other than gains or losses;
ii)	any non-taxable transfer of a portion of the account balance to another retirement plan; or
iii)	a rollover by the individual of the amount received resulting in such amount not being taxable.

The rules governing substantially equal periodic payments are complex. You should consult a tax adviser or IRS Revenue Ruling 2002-62 for more specific information.

Tax-Sheltered Annuities Taxation and Withdrawal Restrictions.  Under IRS regulations, effective January 1, 2009, all TSA plans must have a written plan document which specifies the requirements that each contract must meet in order to be qualified under the plan. In addition, the document must provide a list of the providers and contracts that are permitted to be purchased by TSA plan participants under the plan. TSA plan participants should be aware that if a TSA plan removes the provider or specific contract type that the TSA plan participant owns from its approved list, the TSA plan participant may be restricted from making further salary reduction contributions into that contract. TSA plans also have the right to restrict the ability to take loans and hardship withdrawals from a TSA contract. Because a plan participant may own more than one TSA contract, before we process a transaction we may require the TSA plan to approve the transaction to ensure that rules regarding loans, hardships and distribution restrictions are met. TSA plan participants should contact their individual TSA plan to determine the specific rules that apply to them.

The IRS regulations also make significant changes to Revenue Ruling 90-24 exchanges or transfers. Under the regulations an exchange may only be done when the TSA plan allows TSA exchanges under its plan and the provider of the new TSA contract agrees to share information with the TSA plan to ensure that the requirements of the TSA plan are met. Given this restriction, before a TSA exchange is processed, the TSA plan is required to approve the transaction or provide a list of vendors for which it has an information sharing agreement (ISA). Additionally, because most of the regulations were not effective until 2009, there was great uncertainty about their application to contract exchanges that took place between September 24, 2007 and January 1, 2009. Because of this uncertainty, it is possible that an exchange that took place prior to January 1, 2009 caused a TSA plan participant to incur taxation on the value of the contract. However, it is also possible that such an exchange did not have adverse tax consequences. If a TSA plan participant exchanged a contract to a TSA contract with a provider that does not have an ISA with the TSA plan, the participant had until July 1, 2009 to avoid adverse tax consequences by exchanging the contract for a TSA contract with which the TSA plan does have an ISA.

The IRC limits the withdrawal of purchase payments made by TSA plan participants through salary reductions from certain TSAs. Withdrawals of salary reduction amounts and their earnings can be made when a TSA plan participant:

1)	reaches age 59 1⁄2;
2)	has a severance from employment;
3)	dies;
4)	becomes disabled, as that term is defined in the IRC; or
5)	the TSA plan terminates (starting 1/1/2009).

In the case of hardship, the TSA plan participant can only withdraw the purchase payments and not any earnings. The TSA plan participant is required to suspend salary reduction contributions to any other TSA contract for a six-month period following the date of hardship distribution.

TSA contract value as of December 31, 1988 and contract amounts attributable to service with a former employer are not subject to these restrictions. Additionally, return of excess contributions or amounts paid to a spouse as a result of a qualified domestic relations order are not subject to these restrictions.

TSA contracts issued January 1, 2009 and after are subject to distribution restrictions on employer contributions. These restrictions are determined by the TSA plan and can be based on criteria such as completing years of service or attaining a stated age.

Required Minimum Distribution for Qualified Contracts.  For qualified contracts other than Roth IRAs, distributions generally must begin no later than April 1st of the calendar year following the later of:

a)	the calendar year in which you attain age 70 1⁄2; or
b)	the calendar year in which you retire.

The date set forth in (b) does not apply to an IRA or to a five-percent owner of the employer maintaining the plan. Required distributions generally must be over a period not exceeding your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. Upon your death, additional distribution requirements are imposed. If your contract has not entered the income phase and your death occurs after your required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of your death or over the life or life expectancy of the designated beneficiary. If your contract has not entered the income phase and your death occurs before your required beginning date, the remaining interest must be distributed within 5 years or over the life or life expectancy of the designated beneficiary. If your death occurs after your contract has entered the income phase, distributions must be made at least as rapidly as under the method in effect at the time of your death. If your contract is held as a Roth IRA, there are no required minimum distributions during your life. However, upon your death your beneficiary is subject to required minimum distribution requirements. Any remaining interest must be distributed within 5 years or over your beneficiary’s life expectancy. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount that should have been distributed.

The Regulations under IRC Section 401(a)(9) include a provision that could increase the dollar amount of required minimum distributions for individuals who fund their IRA or qualified retirement plan with an annuity contract. During the accumulation phase of the annuity contract, Treasury Regulations Section 1.401(a)(9)-6, Q&A-12 requires that individuals add the actuarial present value of any additional benefits provided under the annuity (such as certain living or death benefits) to the dollar amount credited to the owner or beneficiary under the contract in order to determine the fair market value of the contract. A larger fair market value will result in the calculation of a higher required minimum distribution amount. You should consult a tax adviser to determine how this may impact your specific circumstances.

Partial Annuitization.  The ability to apply only a portion of your contract value to an annuity option is commonly referred to as “partial annuitization” or “partially annuitizing.” Federal tax law provides favorable tax treatment of partial annuitization of a non-qualified annuity contract under certain circumstances. There may be tax consequences, possibly significant, to partially annuitizing a qualified contract. You should consult a tax adviser before electing to partially annuitize your contract.

Partial Annuitization of Non-Qualified Contracts

As part of the Small Business Jobs Act of 2010, IRC Section 72 was amended to provide that if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, the portion of the contract that is annuitized will be treated as a separate contract and annuity payments received as a result of the partial annuitization will be treated as amounts received as an annuity instead of withdrawals, and given exclusion ratio treatment. The exclusion ratio is calculated by allocating the current investment in the contract between the amount applied to the annuity option and the remaining portion of the original contract.

If the annuity option you elect does not meet one of the two above-described criteria, we will report all payments from your contract, whether from the annuitized or the deferred portions of the contract value, to the IRS as a distribution with the taxable amount not determined beginning with the date of the partial annuitization. It is your responsibility to document to the IRS how much, if any, of a distribution is allocable to cost basis.

Partial Annuitization of Qualified Contracts

If you elect to apply only a portion of your qualified annuity contract value to an annuity option, we will treat the annuitized and non-annuitized portions of your contract as separate contracts for purposes of applying the required minimum distribution (RMD) rules of IRC Section 401(a)(9) and the regulations thereunder. The IRS has not yet published guidance on the computation of the RMD for payments received as the result of a partial annuitization. If the IRS were to take the position that the annuitized and non-annuitized portions are not separate contracts for RMD purposes, your distributions may not be sufficient to meet your RMD in the year of the partial annuitization and subsequent years. Failure to satisfy the RMD rules in any year could subject you to a penalty equal to 50% of the amount that should have been distributed but was not. If your qualified contract contains after-tax money (i.e. has a cost basis), we will allocate that cost basis pro-rata between the annuitized and non-annuitized portions. Because the IRS has not published guidance as to what portion of any payment made under the annuity option represents a non-taxable return of cost basis and what portion is taxable, this treatment may understate or overstate income in any given year. If you misstate your income, the IRS may impose tax penalties and interest. You should consult a tax or legal adviser to discuss these risks before electing a partial annuitization of your qualified deferred annuity contract.

Taxation of Death Benefit Proceeds.  Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows:

i)	if distributed in a lump sum, they are taxed in the same manner as a full withdrawal of the contract; or
ii)	if distributed under a payout option, they are taxed in the same way as annuity payments.

Section 1035 Tax Free Exchanges.  IRC Section 1035 provides that a life insurance, endowment, or annuity contract may be exchanged for an annuity contract on a tax free basis. When this type of exchange occurs, the gain in the original contract is preserved in the new contract by transferring the cost basis under the original contract to the new contract. The IRS has provided guidance on the partial exchange of an annuity contract for another annuity contract. According to the guidance, partial exchanges occurring on or after October 24, 2011 will be tax free if no distribution takes place from either contract within 180 days after the exchange. If a distribution occurs within 180 days after the exchange, the IRS will apply general tax principles to determine the tax treatment of the transfer. The limitation on distributions within 180 days does not apply to annuity payments that are based on life expectancy or on a period certain of 10 or more years. You should consult a tax adviser before entering into any 1035 exchange.

Partial exchanges which occurred prior to October 24, 2011 were subject to more restrictive guidance. You should consult a tax adviser if you have questions regarding the taxation of a prior exchange.

Beginning January 1, 2010, the Pension Protection Act of 2006 permits the exchange of an annuity contract for a qualified long-term care contract to qualify as a tax free 1035 exchange. However, if an annuity contract has entered the income phase, there is uncertainty and a lack of guidance regarding whether the exchange can qualify. Therefore, if an annuity contract has entered the income phase and the contract or the resulting annuity payments are exchanged for a qualified long-term care contract, we will not treat that as a tax free 1035 exchange.

The IRS has also issued guidance allowing a beneficiary of a non-qualified annuity contract to enter into a 1035 exchange of the death benefit for a new annuity contract, provided that the new contract will be administered as if the owner is deceased for purposes of the death benefit requirements of IRC Section 72(s). In order to allow the death benefit under a non-qualified annuity contract to be exchanged, we may require additional documentation from the issuer of the new contract, in order to ensure that this requirement is met.

Income Tax Reporting and Withholding.  Federal law requires that we file an information return on Form 1099-R with the IRS (with a copy to you) reporting any taxable amounts paid to you under the annuity contract. By January 31st of the calendar year following the year of any payment(s), we will issue the Form 1099-R to the owner of the annuity contract. Following the death of the owner the Form 1099-R will be sent to each beneficiary who receives a payment under the contract.

The portion of any distribution that is includible in the gross income of the owner is subject to federal income tax withholding. The amount of the withholding depends on the type of distribution. Withholding for periodic payments is at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate (but not lower). Distributions from certain retirement plans, excluding IRAs, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding. The 20% withholding requirement generally does not apply to:

a)	a series of substantially equal payments made at least annually for:

i)	the life or life expectancy of the owner, or joint and last survivor expectancy of the owner and a designated beneficiary; or
ii)	for a specified period of 10 years or more;

b)	distributions which are required minimum distributions; or
c)	hardship distributions from a 401(k) plan or a tax-sheltered annuity.

You should consult a tax adviser regarding withholding requirements.

Generation Skipping Transfer Tax Withholding.  Under certain circumstances, the IRC may impose a generation skipping transfer tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Medicare Hospital Insurance Tax.  Effective for tax years beginning after December 31, 2012, a Medicare Hospital Insurance Tax (known as the Unearned Income Medicare Contribution) applies to all or part of a taxpayer’s net investment income, at a rate of 3.8%, when certain income thresholds are met. Net investment income is defined to include, among other things, non-qualified annuities and net gain attributable to the disposition of property. Under regulations issued in 2013, the taxable portion of any distribution from a non-qualified annuity contract – including surrenders, withdrawals, and annuity payments – is included in net investment income. Net investment income also includes the gain from the sale of a non-qualified annuity contract. Under current guidance, we are required to report to the IRS whether a distribution is potentially subject to the tax. You should consult a tax adviser as to the potential impact of the Medicare Hospital Insurance Tax on your contract.

Non-Resident Aliens and Foreign Entities.  Generally, a distribution from a contract to a non-resident alien or foreign entity is subject to federal tax withholding at a rate of 30% of the amount of income that is distributed. A non-resident alien is a person who is neither a citizen, nor a resident, of the United States of America (U.S.). We are required to withhold the tax and send it to the IRS. Some distributions to non-resident aliens or foreign entities may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on Form W-8BEN (or the equivalent form), providing us with:

1)	proof of residency (in accordance with IRS requirements); and
2)	the applicable individual taxpayer identification number.

If the above conditions are not met, we will withhold 30% of the income from the distribution. Additionally, under the Foreign Account Tax Compliance Act, effective July 1, 2014, U.S. withholding may occur with respect to certain entity owners (including foreign financial institutions and non-financial foreign entities (such as corporations, partnerships, and trusts)) at a 30% rate without regard to lower treaty rates.

Civil Unions & Domestic Partnerships.  Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as a change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax adviser for more information on this subject.

Non-Natural Owner.  When a non-qualified contract is owned by a non-natural person (e.g., a corporation, limited liability company, partnership, trust or certain other entities) the contract will generally not be treated as an annuity for tax purposes. This means that gain in the contract will be taxed each year while the contract is in the accumulation phase. This treatment is not generally applied to a contract held by a trust or other entity as an agent for a natural person. If any beneficiary (including a contingent beneficiary) of a trust is a non-natural person, the contract will not be treated as owned by an agent for a natural person, and gain in the contract will be taxed annually, whether or not the trust is a grantor trust for income tax purposes. This treatment also does not apply to a contract that qualifies as an immediate annuity. Before purchasing a contract to be owned by a non-natural person or changing ownership on an existing contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact.

State versus Federal Tax.  On June 7, 2001, President Bush signed into law the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA). Some of EGTRRA’s provisions include increased contribution limits for qualified retirement plans, catch-up contribution limits for eligible participants and enhanced rollover opportunities. It is important to note that some states do not automatically conform their state income tax codes to reflect changes to the federal income tax code. Consequently, these states will not follow the provisions enacted by EGTRRA until they conform their income tax codes to the federal code. This nonconformity may result in state income tax consequences to participants of qualified retirement arrangements. Accordingly, participants of qualified retirement arrangements should consult a tax adviser to determine whether any adverse state income tax consequences would result from their compliance with EGTRRA’s provisions.

Other Information

Distribution

The contracts are sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the separate account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MSD serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD. For the contracts described in this prospectus, prior to April 1, 2014, MML Distributors, LLC (MML Distributors), also a subsidiary of MassMutual, served as principal underwriter for contracts sold by registered representatives of other broker-dealers with whom it had entered into distribution agreements (Distribution Agreements). Effective April 1, 2014, MSD replaced MML Distributors in all such Distribution Agreements for these contracts.

Both MMLIS and MSD are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA). Commissions for sales of the contract by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of the contract by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts. We also pay expense allowances in connection with the sales of the contracts. The total compensation paid for the sale of the contract, including commissions and cash payments as well as compensation paid when this contract enters the income phase, may range up to 8.5% of purchase payments made to a contract and/or up to 2.4% of contract value annually.

Additional Compensation Paid to MMLIS.  Most MMLIS registered representatives are also MassMutual insurance agents, and as such, are eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of this contract may help these registered representatives and their supervisors qualify for such benefits. MMLIS registered representatives who are also general agents or sales managers of MassMutual also may receive overrides, allowances and other compensation that is based on sales of the contract by their registered representatives.

Additional Compensation Paid to Certain Broker-Dealers.  We and MSD make additional commission payments to certain broker-dealers in the form of asset-based payments and sales-based payments. We also make cash payments and non-cash payments to certain broker-dealers. The asset-based and sales-based payments are made to participate in those broker-dealers’ preferred provider programs or marketing support programs, or to otherwise promote this contract. Asset-based payments are based on the value of the assets in the MassMutual contracts sold by that broker-dealer. Sales-based payments are paid on each sale of the contract and each subsequent purchase payment applied to the contract. Cash payments are made to attend sales conferences and educational seminars sponsored by certain broker-dealers. Non-cash payments include various promotional items. For a list of the broker-dealers to whom we currently pay additional compensation for selling this contract, visit www.massmutual.com/legal/compagreements or call our Service Center at the number shown on page 1 of this prospectus.

The additional compensation arrangements described in the preceding paragraphs are not offered to all broker-dealers and the terms of such arrangements may differ among broker-dealers. Some broker-dealers may receive two or more of these payments. Such payments may give us greater access to the registered representatives of the broker-dealers that receive such compensation or may influence the way that a broker-dealer markets the contract. Any such compensation will be paid by MSD or us and will not result in any additional direct charge to you.

The additional compensation arrangements may provide a registered representative with an incentive to sell this contract over other available variable annuity contracts whose issuers do not provide such compensation or who provide lower levels of such compensation. Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer, depending on the agreement between the representative and their firm. MassMutual is not involved in determining compensation paid to a registered representative of an unaffiliated broker-dealer. You may contact your broker-dealer or registered representative to find out more information about the compensation they may receive in connection with your purchase of a contract. You may want to take these compensation arrangements into account when evaluating any recommendations regarding this contract.

We intend to recoup a portion of the cash and non-cash compensation payments that we make through the assessment of certain charges described in this prospectus, including the contingent deferred sales charge. We may also use some of the 12b-1 distribution fee payments and other payments that we receive from certain funds to help us make these cash and non-cash payments.

Special Arrangements

For certain group or sponsored arrangements there may be expense savings that could be passed on to the customer because our cost for sales, administration, and mortality generally vary with the size of the customer. We will consider factors such as the size of the group, the nature of the sale, the expected purchase payment volume, and other factors we consider significant in determining whether to reduce charges. Subject to applicable state laws and regulations, we reserve the right to reduce or waive the administrative charge, the annual contract maintenance charge or any other charge that is appropriate to reflect any expense savings. We will make any reductions according to our rules in effect when an application for a contract is approved. We may change these rules from time to time. Any reduction in charges will reflect differences in costs or services, and will not be unfairly discriminatory.

We reserve the right to modify or terminate this arrangement.

Assignment

In certain states, you cannot assign the contract without our approval. We will refuse or accept any request to assign this contract on a non-discriminatory basis. Please refer to your contract.

We must receive written notice of the assignment in good order for any assignment we allow to be binding on us. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. We are not responsible for the validity of an assignment. You may be subject to tax consequences if you assign your contract.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract. If you assign your contract, your rights may only be exercised with the consent of the assignee of record.

Unclaimed Property

Every state has some form of unclaimed property law that imposes varying legal and practical obligations on insurers and, indirectly, on contract owners, beneficiaries, and any other payees of proceeds from a contract. Unclaimed property laws generally provide for the transfer of benefits or payments under various circumstances to the abandoned property division or unclaimed property office in the state of last residence. This process is known as escheatment. To help avoid escheatment, keep your own information, as well as beneficiary and any other payee information up-to-date, including: full names, postal and electronic media addresses, telephone numbers, dates of birth, and social security numbers. To update this information, contact our Service Center.

Voting Rights

We are the legal owner of the fund shares. When a fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain, from you and other owners, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. This may result in a small number of owners controlling the outcome of the vote. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

During the accumulation phase of your contract and while the annuitant is living, we determine the number of shares you may vote by dividing your contract value in each fund, if any, by $100. Fractional shares are counted. During the income phase or after the annuitant dies, we determine the number of shares you may vote based on our liability for future variable monthly annuity payments.

Changes to the Contract

We reserve the right to amend the contract to meet the requirements of applicable federal or state laws or regulations, or as otherwise provided in the contract. We will notify you by written notice of such amendments.

Suspension of Payments or Transfers

We may be required to suspend or postpone transfers from the funds or payments from the funds for withdrawals or death benefits during any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists as a result of which disposal of shares of the funds is not reasonably practicable or we cannot reasonably value the shares of the funds; or
•	during any other period when the Securities and Exchange Commission, by order, so permits for your protection.

We reserve the right to defer payment for a withdrawal from The Fixed Account and DCA Fixed Accounts for the period permitted by law but not for more than six months.

If, pursuant to the Securities and Exchange Commission’s rules, a money market fund (Fund) suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, withdrawal or death benefit from the applicable money market sub-account until the Fund is liquidated.

Termination of Contract

We will terminate your contract upon the occurrence of any of the following events:

1)	the date of the last annuity payment;
2)	the date payment is made of the entire contract value;
3)	the date of the last payment upon death to the last beneficiary; or
4)	the date your contract is returned under the right to examine contract provision.

In addition, in most states we reserve the right to terminate your contract if no purchase payment has been made for at least two consecutive years measured from the date we received the last purchase payment; and each of the following amounts is less than $2,000 on the date we send notice of our election to terminate your contract: your contract value less any premium tax deducted; your contract withdrawal value; and the sum of all purchase payments made into your contract adjusted for any partial withdrawals.

Anti-Money Laundering

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a purchase payment or block a contract owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Our Ability to Make Payments Under the Contract

Our Claims-Paying Ability.  Our “claims-paying ability” is our ability to meet any contractual obligation we have to make payments under the contract. These amounts include death benefits, annuity payments, withdrawals and any amounts paid out through the contract’s additional features. It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and as with any insurance product, there are risks to purchasing this contract. For this reason, you should consider our financial strength and claims-paying ability to meet our obligations under the contract when purchasing a contract and making investment decisions.

Obligations of Our Separate Account.  Contract value you allocate to the funds is maintained in our separate account. Any withdrawals or transfers of contract value from the funds will be taken from the separate account. We cannot use the separate account’s assets to pay any of our liabilities other than those arising from the contracts. See “Investment Choices – The Separate Account.”

Obligations of Our General Account.  Contract value you allocate to the fixed accounts is maintained in our general account. The assets of our general account support our insurance and annuity obligations and are subject to our general liabilities from our business operations and to claims by our creditors. We use general account assets for many purposes including to pay death benefits, annuity payments, withdrawals and transfers from the fixed accounts and to pay amounts we provide to you through an elected additional feature that are in excess of your contract value allocated to the separate account.

Because of exemptive and exclusionary provisions, the general account, unlike the separate account, has not been registered under the Securities Act of 1933 (1933 Act) or the Investment Company Act of 1940 (1940 Act). Because of this, the general account is generally not subject to the provisions of the 1933 Act or the 1940 Act. However, disclosures regarding the general account are subject to certain generally applicable provisions of the federal securities laws that require complete and accurate statements in prospectuses.

Our Financial Statements

We encourage both existing and prospective owners to read and understand our financial statements. Our audited statutory financial statements and those of the separate account are included in the Statement of Additional Information (SAI). You can request an SAI by contacting our Service Center at the number or address on page 1 of this prospectus.

Computer System Failures and Cybersecurity

The Company and its business partners rely on computer systems to conduct business, including customer service, marketing and sales activities, customer relationship management and producing financial statements. While the Company and its business partners have policies, procedures, automation and backup plans designed to prevent or limit the effect of failures, computer systems may be vulnerable to disruptions or breaches as a result of natural disasters, man-made disasters, criminal activity, pandemics, or other events beyond our control. The failure of the computer systems for any reason could disrupt operations, result in the loss of customer business and adversely impact profitability.

The Company and its business partners retain confidential information on our respective computer systems, including customer information and proprietary business information. Any compromise of the security of the computer systems that results in the disclosure of personally identifiable customer information could damage our reputation, expose us to litigation, increase regulatory scrutiny and require us to incur significant technical, legal, and other expenses.

Legal Proceedings

The Company is subject to legal and regulatory actions, including class action lawsuits, in the ordinary course of its business. Our pending legal and regulatory actions include proceedings specific to us, as well as proceedings generally applicable to business practices in the industry in which we operate. From time to time, we also are subject to governmental and administrative proceedings and regulatory inquiries, examinations, and investigations in the ordinary course of our business. In addition, we, along with other industry participants, may occasionally be subject to investigations, examinations, and inquiries (in some cases industry-wide) concerning issues upon which regulators have decided to focus. Some of these proceedings involve requests for substantial and/or unspecified amounts, including compensatory or punitive damages.

While it is not possible to predict with certainty the ultimate outcome of any pending litigation proceedings or regulatory action, management believes, based on information currently known to it, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect upon the separate account, the ability of the principal underwriter(s) to perform in accordance with its contracts with the Company on behalf of the separate account, or the ability of the Company to meet its obligations under the contracts.

For more information regarding the Company’s litigation and other legal proceedings, see the notes to the Company’s financial statements contained within the Statement of Additional Information.

Table of Contents of the Statement of Additional Information

Assignment of Contract

Distribution

Accumulation Units and Unit Value

Transfers During the Income Phase

Payment of Death Benefit

Annuity Payments

Experts

Financial Statements

To obtain a free copy of the Statement of Additional Information, return this request form to the address shown below or call our Service Center at (800) 272-2216.

To:  MassMutual Financial Group

Document Management Services – Annuities W360

P.O. Box 9067

Springfield, MA 01102-9067

Please send me the Statement of Additional Information for MassMutual EvolutionSM (AN2515SAI).

Name

Address

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Telephone

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Appendix A

Condensed Financial Information

The following schedules include accumulation unit values for the periods indicated. We have extracted some of this data from the separate account’s audited financial statements. You should read this information in conjunction with the separate account’s audited financial statements and related notes that are included in the Statement of Additional Information.

Accumulation Unit Values

Pre-2008 Version Contracts with Separate Account Charges of 1.55%

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
Fidelity® VIP Contrafund®	$21.62	$21.81	$19.79	$15.31	$13.36	$13.92	$12.06	$9.02	$15.94	$13.77	$10.00	(a)
Invesco V.I. Diversified Dividend	8.09	8.05	7.25	5.62	4.81	4.99	4.59	3.66	9.16	11.96	10.00	(a)
Invesco V.I. Global Health Care	22.44	22.09	18.75	13.55	11.38	11.12	10.73	8.53	12.14	11.02	10.00	(a)
Invesco V.I. Technology	16.90	16.07	14.69	11.93	10.88	11.64	9.75	6.29	11.51	10.86	10.00	(a)
Ivy Asset Strategy	10.87	12.04	12.91	10.48	—	—	—	—	—	—	10.00	(b)
MML Aggressive Allocation	14.37	14.72	14.12	11.26	9.88	10.22	8.95	6.78	—	—	10.00	(c)
MML Asset Allocation	—	—	—	—	10.78	10.77	9.71	8.43	12.28	12.34	10.00	(a)
MML Balanced Allocation	13.36	13.62	13.13	11.65	10.52	10.51	9.47	7.78	—	—	10.00	(c)
MML Blend	17.88	18.14	16.60	14.02	12.64	12.25	11.06	9.32	12.24	11.74	10.00	(a)
MML Blue Chip Growth	22.16	20.26	18.86	13.55	11.63	11.65	10.19	7.27	12.83	11.57	10.00	(a)
MML China (d)	—	—	14.65	13.38	10.85	13.62	13.25	7.91	—	—	10.00	(e)
MML Concentrated Growth	—	—	—	—	8.82	9.03	8.03	5.72	14.48	12.78	10.00	(a)
MML Conservative Allocation	13.28	13.54	13.08	11.93	10.88	10.77	9.78	8.20	—	—	10.00	(c)
MML Core Allocation	13.50	13.87	13.03	11.19	10.17	10.35	9.63	7.85	—	—	10.00	(e)
MML Emerging Growth	—	—	—	—	9.12	9.91	8.03	7.27	12.72	10.97	10.00	(a)
MML Enhanced Index Core Equity	—	—	—	—	10.93	10.82	9.62	7.88	12.76	12.41	10.00	(a)
MML Equity	16.41	17.26	15.71	11.97	10.48	11.06	9.79	7.60	13.22	12.91	10.00	(a)
MML Equity Income	16.24	17.71	16.73	13.07	11.32	11.59	10.24	8.31	13.14	12.94	10.00	(a)
MML Equity Index	17.89	17.99	16.15	12.44	10.94	10.92	9.69	7.80	12.63	12.20	10.00	(a)
MML Focused Equity	13.76	15.39	13.96	10.30	—	—	—	—	—	—	10.00	(f)
MML Foreign	13.19	13.98	15.27	12.83	10.95	12.34	11.97	9.41	16.21	14.51	10.00	(a)
MML Fundamental Growth	14.26	13.67	12.53	9.64	—	—	—	—	—	—	10.00	(f)
MML Fundamental Value	13.67	14.34	13.12	10.21	—	—	—	—	—	—	10.00	(f)
MML Global	13.23	13.62	13.31	10.55	8.66	9.19	8.28	6.37	11.49	11.27	10.00	(a)
MML Growth	16.40	15.65	14.72	11.54	9.98	10.64	9.15	6.69	—	—	10.00	(e)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
MML Growth & Income	$15.06	$15.22	$13.90	$10.66	$9.06	$9.37	$8.54	$6.79	$11.52	$11.74	$10.00	(a)
MML Growth Allocation	14.01	14.34	13.77	11.40	10.11	10.31	9.11	7.14	—	—	10.00	(c)
MML High Yield	13.26	13.66	13.77	12.65	11.02	10.58	—	—	—	—	10.00	(g)
MML Income & Growth	15.02	15.27	14.20	11.57	10.50	10.10	9.18	7.90	12.30	12.59	10.00	(a)
MML Inflation-Protected and Income	12.08	12.46	12.23	13.61	12.93	11.57	11.03	10.07	10.70	10.11	10.00	(a)
MML International	11.14	11.90	12.47	10.46	9.05	10.73	10.20	7.26	—	—	10.00	(e)
MML International Equity	8.53	9.13	—	—	—	—	—	—	—	—	10.00	(h)
MML Large Cap Growth	16.30	15.75	14.60	11.11	9.74	10.27	8.78	6.76	11.61	10.38	10.00	(a)
MML Managed Bond	13.83	14.15	13.50	13.94	13.38	12.66	12.03	11.08	10.99	10.43	10.00	(a)
MML Managed Volatility	14.00	13.80	13.42	11.57	10.39	10.97	9.92	7.71	12.90	12.57	10.00	(a)
MML Mid Cap Growth	20.97	19.94	17.88	13.29	11.86	12.20	9.67	6.76	11.48	9.97	10.00	(i)
MML Mid Cap Value	22.27	22.95	19.98	15.56	13.54	13.84	11.70	9.12	12.27	12.76	10.00	(a)
MML Moderate Allocation	13.70	14.00	13.47	11.63	10.44	10.50	9.40	7.58	—	—	10.00	(c)
MML Money Market (m)	9.01	9.15	9.30	9.44	9.59	9.74	9.89	10.04	—	—	10.00	(c)
MML NASDAQ-100®	—	—	—	—	13.64	13.43	11.40	7.53	13.14	11.24	10.00	(a)
MML Oppenheimer Small Company Opportunities (j)	—	—	—	—	—	—	—	7.52	12.64	13.82	10.00	(a)
MML Short-Duration Bond	10.26	10.35	10.39	10.48	10.36	10.18	—	—	—	—	10.00	(g)
MML Small Cap Equity	18.13	19.51	17.67	12.72	10.92	11.33	9.33	6.94	11.41	11.73	10.00	(a)
MML Small Cap Growth Equity	20.05	21.45	20.58	14.07	12.60	13.50	11.22	8.23	13.60	12.60	10.00	(a)
MML Small Cap Index	—	—	—	—	12.59	12.72	10.28	8.37	12.38	12.65	10.00	(a)
MML Small Company Value	19.88	21.40	21.68	16.77	14.81	15.28	12.87	—	—	—	10.00	(k)
MML Small/Mid Cap Value	18.21	19.58	18.17	13.35	11.39	12.51	10.01	7.13	11.74	14.60	10.00	(a)
MML Strategic Emerging Markets	8.78	10.41	11.21	12.21	10.70	14.01	12.18	6.91	—	—	10.00	(e)
MML T. Rowe Price Growth Equity (l)	—	—	—	—	—	—	—	5.89	10.44	10.16	10.00	(a)
MML Total Return Bond	10.17	10.33	10.05	10.40	—	—	—	—	—	—	10.00	(f)
Oppenheimer Capital Appreciation	16.78	16.46	14.48	11.34	10.09	10.37	9.62	6.76	12.61	11.22	10.00	(a)
Oppenheimer Conservative Balanced (n), (o)	11.52	11.60	10.89	9.77	8.84	8.91	8.01	6.68	12.00	11.74	10.00	(a)
Oppenheimer Discovery Mid Cap Growth	17.96	17.11	16.42	12.27	10.70	10.75	8.56	6.56	13.08	12.49	10.00	(a)
Oppenheimer Global	19.48	19.03	18.90	15.08	12.63	13.98	12.25	8.90	15.11	14.44	10.00	(a)
Oppenheimer Global Multi-Alternatives (p)	9.37	9.90	—	—	—	—	—	—	—	—	10.00	(h)
Oppenheimer Global Strategic Income	14.57	15.14	14.95	15.21	13.60	13.70	12.10	10.34	12.24	11.34	10.00	(a)
Oppenheimer High Income (n), (q)	—	—	—	—	3.19	3.32	2.93	2.38	11.32	11.51	10.00	(a)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
Oppenheimer International Growth	$19.60	$19.25	$21.07	$17.00	$14.13	$15.45	$13.68	$9.98	$17.66	$15.93	$10.00	(a)
Oppenheimer Main Street	17.87	17.56	16.11	12.42	10.79	10.96	9.59	7.59	12.53	12.19	10.00	(a)
Oppenheimer Money (r), (t)	9.77	9.92	10.08	10.23	10.39	10.55	10.72	10.85	10.72	10.37	10.00	(a)
PIMCO CommodityRealReturn® Strategy	4.98	6.81	8.50	10.12	9.78	10.74	8.78	6.29	11.39	9.39	10.00	(i)
VY® Clarion Global Real Estate	13.61	14.00	12.49	12.23	9.89	10.60	9.28	7.07	10.05	12.21	10.00	(i)

Accumulation Unit Values

Pre-2008 Version Contracts with Separate Account Charges of 1.95% (includes 0.40% for GMAB)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
Fidelity® VIP Contrafund®	$20.62	$20.89	$19.03	$14.78	$12.95	$13.54	$11.78	$8.85	$15.70	$13.62	$10.00	(a)
Invesco V.I. Diversified Dividend	7.72	7.71	6.97	5.42	4.66	4.85	4.48	3.59	9.02	11.83	10.00	(a)
Invesco V.I. Global Health Care	21.40	21.15	18.02	13.08	11.03	10.82	10.48	8.37	11.95	10.90	10.00	(a)
Invesco V.I. Technology	16.12	15.39	14.13	11.51	10.55	11.33	9.52	6.17	11.34	10.73	10.00	(a)
Ivy Asset Strategy	10.73	11.94	12.85	10.47	—	—	—	—	—	—	10.00	(b)
MML Aggressive Allocation	13.92	14.32	13.79	11.04	9.73	10.11	8.88	6.75	—	—	10.00	(c)
MML Asset Allocation	—	—	—	—	10.45	10.48	9.49	8.27	12.10	12.20	10.00	(a)
MML Balanced Allocation	12.94	13.25	12.82	11.42	10.36	10.38	9.39	7.75	—	—	10.00	(c)
MML Blend	17.05	17.38	15.96	13.53	12.25	11.92	10.80	9.14	12.06	11.61	10.00	(a)
MML Blue Chip Growth	21.14	19.40	18.13	13.08	11.27	11.34	9.95	7.13	12.63	11.44	10.00	(a)
MML China (d)	—	—	14.34	13.15	10.70	13.49	13.18	7.90	—	—	10.00	(e)
MML Concentrated Growth	—	—	—	—	8.55	8.78	7.85	5.61	14.26	12.64	10.00	(a)
MML Conservative Allocation	12.87	13.17	12.77	11.70	10.71	10.65	9.70	8.17	—	—	10.00	(c)
MML Core Allocation	13.11	13.52	12.76	11.00	10.04	10.25	9.58	7.84	—	—	10.00	(e)
MML Emerging Growth	—	—	—	—	8.84	9.64	7.85	7.14	12.53	10.85	10.00	(a)
MML Enhanced Index Core Equity	—	—	—	—	10.59	10.53	9.40	7.73	12.57	12.27	10.00	(a)
MML Equity	15.65	16.53	15.11	11.56	10.16	10.76	9.56	7.46	13.02	12.76	10.00	(a)
MML Equity Income	15.49	16.96	16.08	12.62	10.97	11.27	10.00	8.15	12.94	12.80	10.00	(a)
MML Equity Index	17.06	17.23	15.52	12.01	10.60	10.63	9.46	7.65	12.43	12.06	10.00	(a)
MML Focused Equity	13.56	15.22	13.86	10.27	—	—	—	—	—	—	10.00	(f)
MML Foreign	12.58	13.39	14.68	12.39	10.61	12.01	11.70	9.22	15.96	14.35	10.00	(a)
MML Fundamental Growth	14.05	13.53	12.45	9.62	—	—	—	—	—	—	10.00	(f)
MML Fundamental Value	13.47	14.19	13.03	10.18	—	—	—	—	—	—	10.00	(f)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
MML Global	$12.62	$13.04	$12.79	$10.18	$8.39	$8.94	$8.09	$6.25	$11.32	$11.14	$10.00	(a)
MML Growth	15.93	15.26	14.41	11.34	9.85	10.54	9.10	6.68	—	—	10.00	(e)
MML Growth & Income	14.37	14.58	13.37	10.29	8.78	9.12	8.34	6.66	11.34	11.60	10.00	(a)
MML Growth Allocation	13.58	13.94	13.44	11.18	9.96	10.19	9.04	7.12	—	—	10.00	(c)
MML High Yield	12.96	13.40	13.57	12.51	10.95	10.55	—	—	—	—	10.00	(g)
MML Income & Growth	14.33	14.62	13.65	11.17	10.18	9.82	8.97	7.75	12.11	12.44	10.00	(a)
MML Inflation-Protected and Income	11.53	11.93	11.76	13.13	12.53	11.26	10.77	9.88	10.53	9.99	10.00	(a)
MML International	10.81	11.60	12.21	10.28	8.93	10.63	10.15	7.26	—	—	10.00	(e)
MML International Equity	8.47	9.10	—	—	—	—	—	—	—	—	10.00	(h)
MML Large Cap Growth	15.54	15.08	14.04	10.72	9.44	9.99	8.57	6.64	11.43	10.27	10.00	(a)
MML Managed Bond	13.19	13.55	12.98	13.45	12.97	12.32	11.75	10.87	10.83	10.31	10.00	(a)
MML Managed Volatility	13.35	13.21	12.91	11.17	10.06	10.68	9.69	7.56	12.71	12.43	10.00	(a)
MML Mid Cap Growth	20.17	19.26	17.34	12.94	11.59	11.97	9.53	6.69	11.40	9.95	10.00	(i)
MML Mid Cap Value	21.24	21.98	19.21	15.02	13.12	13.47	11.43	8.95	12.09	12.62	10.00	(a)
MML Moderate Allocation	13.27	13.62	13.15	11.41	10.28	10.38	9.32	7.55	—	—	10.00	(c)
MML Money Market (m)	8.73	8.90	9.08	9.26	9.44	9.63	9.82	10.00	—	—	10.00	(c)
MML NASDAQ-100®	—	—	—	—	13.22	13.07	11.14	7.38	12.94	11.11	10.00	(a)
MML Oppenheimer Small Company Opportunities (j)	—	—	—	—	—	—	—	7.37	12.45	13.67	10.00	(a)
MML Short-Duration Bond	10.03	10.16	10.24	10.37	10.29	10.15	—	—	—	—	10.00	(g)
MML Small Cap Equity	17.29	18.68	16.99	12.28	10.58	11.03	9.11	6.81	11.24	11.60	10.00	(a)
MML Small Cap Growth Equity	19.12	20.54	19.78	13.58	12.21	13.14	10.96	8.07	13.39	12.46	10.00	(a)
MML Small Cap Index	—	—	—	—	12.20	12.37	10.04	8.21	12.19	12.50	10.00	(a)
MML Small Company Value	19.36	20.92	21.28	16.52	14.65	15.18	12.83	—	—	—	10.00	(k)
MML Small/Mid Cap Value	17.37	18.75	17.47	12.89	11.04	12.17	9.78	6.99	11.56	14.43	10.00	(a)
MML Strategic Emerging Markets	8.53	10.16	10.97	12.00	10.56	13.88	12.12	6.90	—	—	10.00	(e)
MML T. Rowe Price Growth Equity (l)	—	—	—	—	—	—	—	5.77	10.28	10.04	10.00	(a)
MML Total Return Bond	10.02	10.22	9.98	10.37	—	—	—	—	—	—	10.00	(f)
Oppenheimer Capital Appreciation	16.00	15.76	13.92	10.94	9.78	10.09	9.40	6.63	12.41	11.09	10.00	(a)
Oppenheimer Conservative Balanced (n), (o)	10.98	11.11	10.47	9.43	8.56	8.67	7.83	6.55	11.81	11.61	10.00	(a)
Oppenheimer Discovery Mid Cap Growth	17.13	16.38	15.79	11.84	10.37	10.46	8.37	6.43	12.88	12.35	10.00	(a)
Oppenheimer Global	18.58	18.23	18.17	14.55	12.24	13.61	11.96	8.73	14.88	14.27	10.00	(a)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
Oppenheimer Global Multi-Alternatives (p)	$9.31	$9.87	$—	$—	$—	$—	$—	$—	$—	$—	$10.00	(h)
Oppenheimer Global Strategic Income	13.90	14.50	14.38	14.68	13.18	13.33	11.82	10.14	12.06	11.21	10.00	(a)
Oppenheimer High Income (n), (q)	—	—	—	—	3.09	3.23	2.87	2.33	11.15	11.38	10.00	(a)
Oppenheimer International Growth	18.69	18.43	20.26	16.41	13.69	15.04	13.36	9.78	17.39	15.75	10.00	(a)
Oppenheimer Main Street	17.04	16.82	15.49	11.99	10.46	10.67	9.37	7.44	12.34	12.05	10.00	(a)
Oppenheimer Money (r), (t)	9.32	9.50	9.69	9.88	10.07	10.27	10.47	10.64	10.56	10.26	10.00	(a)
PIMCO CommodityRealReturn® Strategy	4.79	6.58	8.24	9.85	9.56	10.54	8.65	6.23	11.31	9.37	10.00	(i)
VY® Clarion Global Real Estate	13.10	13.52	12.11	11.91	9.66	10.41	9.15	6.99	9.99	12.17	10.00	(i)

Accumulation Unit Values

Pre-2008 Version Contracts with Separate Account Charges of 2.05% (includes 0.50% for GMAB)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
Fidelity® VIP Contrafund®	$20.43	$20.72	$18.89	$14.69	$12.88	$13.48	$11.74	$8.83	$15.68	$13.61	$10.00	(a)
Invesco V.I. Diversified Dividend	7.65	7.65	6.92	5.39	4.63	4.83	4.47	3.58	9.01	11.83	10.00	(a)
Invesco V.I. Global Health Care	21.20	20.98	17.89	12.99	10.97	10.77	10.44	8.35	11.94	10.90	10.00	(a)
Invesco V.I. Technology	15.97	15.26	14.02	11.44	10.49	11.28	9.49	6.15	11.32	10.73	10.00	(a)
Ivy Asset Strategy	10.70	11.91	12.84	10.47	—	—	—	—	—	—	10.00	(b)
MML Aggressive Allocation	13.81	14.22	13.71	10.98	9.69	10.08	8.86	6.75	—	—	10.00	(c)
MML Asset Allocation	—	—	—	—	10.39	10.43	9.45	8.25	12.08	12.19	10.00	(a)
MML Balanced Allocation	12.84	13.15	12.74	11.36	10.32	10.35	9.37	7.75	—	—	10.00	(c)
MML Blend	16.89	17.23	15.85	13.44	12.18	11.87	10.77	9.12	12.04	11.61	10.00	(a)
MML Blue Chip Growth	20.94	19.24	18.00	13.00	11.21	11.29	9.92	7.11	12.62	11.43	10.00	(a)
MML China (d)	—	—	14.27	13.09	10.67	13.46	13.16	7.90	—	—	10.00	(e)
MML Concentrated Growth	—	—	—	—	8.50	8.74	7.82	5.60	14.24	12.64	10.00	(a)
MML Conservative Allocation	12.76	13.08	12.70	11.64	10.67	10.62	9.68	8.16	—	—	10.00	(c)
MML Core Allocation	13.02	13.44	12.69	10.95	10.01	10.23	9.57	7.84	—	—	10.00	(e)
MML Emerging Growth	—	—	—	—	8.79	9.60	7.82	7.12	12.51	10.84	10.00	(a)
MML Enhanced Index Core Equity	—	—	—	—	10.54	10.48	9.37	7.71	12.55	12.27	10.00	(a)
MML Equity	15.51	16.39	15.00	11.48	10.10	10.71	9.53	7.44	13.00	12.76	10.00	(a)
MML Equity Income	15.34	16.82	15.96	12.54	10.91	11.23	9.97	8.13	12.92	12.79	10.00	(a)
MML Equity Index	16.91	17.09	15.41	11.93	10.55	10.58	9.43	7.63	12.42	12.06	10.00	(a)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
MML Focused Equity	$13.51	$15.18	$13.84	$10.26	$—	$—	$—	$—	$—	$—	$10.00	(f)
MML Foreign	12.47	13.28	14.57	12.31	10.55	11.96	11.66	9.20	15.94	14.34	10.00	(a)
MML Fundamental Growth	14.00	13.49	12.43	9.61	—	—	—	—	—	—	10.00	(f)
MML Fundamental Value	13.42	14.15	13.01	10.17	—	—	—	—	—	—	10.00	(f)
MML Global	12.50	12.93	12.70	10.12	8.35	8.90	8.06	6.23	11.30	11.14	10.00	(a)
MML Growth	15.81	15.17	14.34	11.29	9.82	10.52	9.09	6.68	—	—	10.00	(e)
MML Growth & Income	14.23	14.46	13.27	10.22	8.73	9.08	8.31	6.65	11.33	11.60	10.00	(a)
MML Growth Allocation	13.47	13.85	13.36	11.12	9.92	10.16	9.03	7.11	—	—	10.00	(c)
MML High Yield	12.89	13.34	13.52	12.48	10.93	10.55	—	—	—	—	10.00	(g)
MML Income & Growth	14.19	14.50	13.55	11.10	10.12	9.78	8.94	7.73	12.09	12.44	10.00	(a)
MML Inflation-Protected and Income	11.42	11.83	11.68	13.05	12.46	11.21	10.74	9.86	10.52	9.99	10.00	(a)
MML International	10.74	11.53	12.14	10.23	8.90	10.61	10.13	7.25	—	—	10.00	(e)
MML International Equity	8.46	9.10	—	—	—	—	—	—	—	—	10.00	(h)
MML Large Cap Growth	15.40	14.95	13.94	10.65	9.39	9.95	8.54	6.62	11.42	10.26	10.00	(a)
MML Managed Bond	13.06	13.44	12.88	13.37	12.90	12.27	11.71	10.84	10.81	10.30	10.00	(a)
MML Managed Volatility	13.22	13.10	12.81	11.10	10.01	10.63	9.66	7.55	12.69	12.43	10.00	(a)
MML Mid Cap Growth	19.99	19.10	17.22	12.86	11.53	11.92	9.50	6.67	11.39	9.94	10.00	(i)
MML Mid Cap Value	21.04	21.80	19.07	14.92	13.05	13.41	11.40	8.93	12.07	12.61	10.00	(a)
MML Moderate Allocation	13.17	13.53	13.07	11.35	10.24	10.35	9.31	9.99	—	—	10.00	(c)
MML Money Market (m)	8.66	8.84	9.03	9.21	9.40	9.60	9.80	7.37	—	—	10.00	(c)
MML NASDAQ-100®	—	—	—	—	13.15	13.01	11.10	7.54	12.92	11.11	10.00	(a)
MML Oppenheimer Small Company Opportunities (j)	—	—	—	—	—	—	—	7.36	12.43	13.66	10.00	(a)
MML Short-Duration Bond	9.97	10.11	10.20	10.34	10.27	10.15	—	—	—	—	10.00	(g)
MML Small Cap Equity	17.13	18.53	16.86	12.20	10.52	10.98	9.08	6.79	11.22	11.59	10.00	(a)
MML Small Cap Growth Equity	18.94	20.37	19.64	13.50	12.15	13.08	10.92	8.05	13.38	12.46	10.00	(a)
MML Small Cap Index	—	—	—	—	12.14	12.32	10.01	8.19	12.18	12.50	10.00	(a)
MML Small Company Value	19.23	20.80	21.18	16.46	14.61	15.15	12.83	—	—	—	10.00	(k)
MML Small/Mid Cap Value	17.21	18.59	17.34	12.81	10.98	12.12	9.75	6.97	11.54	14.43	10.00	(a)
MML Strategic Emerging Markets	8.47	10.09	10.91	11.95	10.52	13.85	12.10	6.90	—	—	10.00	(e)
MML T. Rowe Price Growth Equity (l)	—	—	—	—	—	—	—	5.76	10.26	10.04	10.00	(a)
MML Total Return Bond	9.98	10.19	9.96	10.36	—	—	—	—	—	—	10.00	(f)
Oppenheimer Capital Appreciation	15.85	15.63	13.82	10.87	9.73	10.04	9.37	6.62	12.40	11.09	10.00	(a)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
Oppenheimer Conservative Balanced (n), (o)	$10.88	$11.02	$10.39	$9.37	$8.52	$8.63	$7.80	$6.53	$11.80	$11.60	$10.00	(a)
Oppenheimer Discovery Mid Cap Growth	16.97	16.24	15.67	11.77	10.31	10.41	8.34	6.42	12.86	12.35	10.00	(a)
Oppenheimer Global	18.41	18.08	18.04	14.46	12.17	13.55	11.92	8.71	14.86	14.27	10.00	(a)
Oppenheimer Global Multi-Alternatives (p)	9.29	9.87	—	—	—	—	—	—	—	—	10.00	(h)
Oppenheimer Global Strategic Income	13.77	14.38	14.27	14.59	13.11	13.27	11.78	10.12	12.04	11.21	10.00	(a)
Oppenheimer High Income (n), (q)	—	—	—	—	3.07	3.21	2.86	2.33	11.14	11.38	10.00	(a)
Oppenheimer International Growth	18.52	18.28	20.11	16.31	13.62	14.97	13.32	9.76	17.37	15.75	10.00	(a)
Oppenheimer Main Street	16.88	16.68	15.38	11.91	10.40	10.62	9.34	7.43	12.32	12.05	10.00	(a)
Oppenheimer Money (r), (t)	9.23	9.42	9.62	9.82	10.02	10.23	10.43	10.62	10.54	10.25	10.00	(a)
PIMCO CommodityRealReturn® Strategy	4.75	6.52	8.18	9.79	9.51	10.49	8.62	6.21	11.30	9.36	10.00	(i)
VY® Clarion Global Real Estate	12.97	13.41	12.02	11.83	9.61	10.36	9.12	6.98	9.97	12.17	10.00	(i)

Accumulation Unit Values

Pre-2008 Version Contracts with Separate Account Charges of 2.20% (includes 0.65% for Basic GMIB)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
Fidelity® VIP Contrafund®	$20.02	$20.33	$18.57	$14.46	$12.69	$13.31	$11.61	$8.74	$15.55	$13.52	$10.00	(a)
Invesco V.I. Diversified Dividend	7.49	7.51	6.80	5.30	4.57	4.77	4.42	3.55	8.94	11.75	10.00	(a)
Invesco V.I. Global Health Care	20.78	20.59	17.59	12.79	10.82	10.64	10.33	8.27	11.84	10.82	10.00	(a)
Invesco V.I. Technology	15.65	14.97	13.78	11.26	10.34	11.14	9.38	6.10	11.23	10.66	10.00	(a)
Ivy Asset Strategy	10.65	11.87	12.81	10.47	—	—	—	—	—	—	10.00	(b)
MML Aggressive Allocation	13.65	14.07	13.59	10.90	9.63	10.03	8.84	6.74	—	—	10.00	(c)
MML Asset Allocation	—	—	—	—	10.24	10.30	9.35	8.17	11.98	12.11	10.00	(a)
MML Balanced Allocation	12.69	13.02	12.63	11.28	10.26	10.31	9.35	7.74	—	—	10.00	(c)
MML Blend	16.56	16.91	15.58	13.23	12.01	11.72	10.65	9.03	11.94	11.53	10.00	(a)
MML Blue Chip Growth	20.52	18.88	17.69	12.79	11.06	11.15	9.81	7.04	12.51	11.35	10.00	(a)
MML China (d)	—	—	14.15	13.01	10.62	13.42	13.13	7.89	—	—	10.00	(e)
MML Concentrated Growth	—	—	—	—	8.38	8.63	7.73	5.54	14.12	12.55	10.00	(a)
MML Conservative Allocation	12.61	12.94	12.58	11.56	10.61	10.57	9.65	8.15	—	—	10.00	(c)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
MML Core Allocation	$12.87	$13.31	$12.59	$10.88	$9.96	$10.20	$9.55	$7.84	$—	$—	$10.00	(e)
MML Emerging Growth	—	—	—	—	8.67	9.48	7.73	7.05	12.41	10.77	10.00	(a)
MML Enhanced Index Core Equity	—	—	—	—	10.39	10.35	9.27	7.63	12.45	12.19	10.00	(a)
MML Equity	15.20	16.09	14.74	11.31	9.96	10.58	9.42	7.37	12.89	12.67	10.00	(a)
MML Equity Income	15.04	16.51	15.69	12.34	10.76	11.08	9.86	8.05	12.82	12.71	10.00	(a)
MML Equity Index	16.57	16.77	15.15	11.74	10.40	10.45	9.33	7.56	12.32	11.98	10.00	(a)
MML Focused Equity	13.44	15.12	13.81	10.25	—	—	—	—	—	—	10.00	(f)
MML Foreign	12.22	13.03	14.32	12.12	10.41	11.81	11.53	9.11	15.81	14.25	10.00	(a)
MML Fundamental Growth	13.92	13.44	12.40	9.60	—	—	—	—	—	—	10.00	(f)
MML Fundamental Value	13.35	14.09	12.98	10.16	—	—	—	—	—	—	10.00	(f)
MML Global	12.25	12.69	12.48	9.96	8.23	8.79	7.97	6.17	11.21	11.06	10.00	(a)
MML Growth	15.64	15.02	14.22	11.22	9.77	10.48	9.07	6.68	—	—	10.00	(e)
MML Growth & Income	13.95	14.19	13.04	10.06	8.61	8.96	8.22	6.58	11.23	11.52	10.00	(a)
MML Growth Allocation	13.31	13.70	13.24	11.04	9.86	10.12	9.00	7.10	—	—	10.00	(c)
MML High Yield	12.78	13.25	13.45	12.43	10.90	10.54	—	—	—	—	10.00	(g)
MML Income & Growth	13.91	14.23	13.32	10.93	9.98	9.66	8.84	7.65	11.99	12.36	10.00	(a)
MML Inflation-Protected and Income	11.19	11.61	11.48	12.85	12.29	11.07	10.62	9.76	10.43	9.92	10.00	(a)
MML International	10.62	11.42	12.04	10.17	8.86	10.57	10.11	7.25	—	—	10.00	(e)
MML International Equity	8.44	9.09	—	—	—	—	—	—	—	—	10.00	(h)
MML Large Cap Growth	15.09	14.67	13.70	10.49	9.26	9.82	8.45	6.56	11.33	10.20	10.00	(a)
MML Managed Bond	12.80	13.19	12.66	13.16	12.72	12.11	11.58	10.74	10.72	10.24	10.00	(a)
MML Managed Volatility	12.96	12.86	12.59	10.93	9.87	10.50	9.55	7.47	12.59	12.35	10.00	(a)
MML Mid Cap Growth	19.69	18.85	17.01	12.72	11.43	11.83	9.44	6.64	11.35	9.93	10.00	(i)
MML Mid Cap Value	20.62	21.39	18.74	14.69	12.87	13.24	11.27	8.84	11.97	12.53	10.00	(a)
MML Moderate Allocation	13.01	13.39	12.96	11.27	10.18	10.30	9.28	7.53	—	—	10.00	(c)
MML Money Market (m)	8.56	8.75	8.95	9.14	9.35	9.56	9.77	9.98	—	—	10.00	(c)
MML NASDAQ-100®	—	—	—	—	12.96	12.85	10.97	7.29	12.81	11.04	10.00	(a)
MML Oppenheimer Small Company Opportunities (j)	—	—	—	—	—	—	—	7.29	12.33	13.57	10.00	(a)
MML Short-Duration Bond	9.89	10.04	10.15	10.30	10.24	10.14	—	—	—	—	10.00	(g)
MML Small Cap Equity	16.79	18.18	16.57	12.01	10.37	10.84	8.98	6.72	11.13	11.51	10.00	(a)
MML Small Cap Growth Equity	18.56	19.99	19.30	13.28	11.98	12.92	10.80	7.98	13.27	12.37	10.00	(a)
MML Small Cap Index	—	—	—	—	11.96	12.16	9.90	8.11	12.08	12.42	10.00	(a)
MML Small Company Value	19.04	20.63	21.04	16.37	14.56	15.11	12.81	—	—	—	10.00	(k)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
MML Small/Mid Cap Value	$16.86	$18.25	$17.04	$12.61	$10.83	$11.96	$9.64	$6.91	$11.45	$14.33	$10.00	(a)
MML Strategic Emerging Markets	8.37	10.00	10.83	11.87	10.47	13.80	12.08	6.89	—	—	10.00	(e)
MML T. Rowe Price Growth Equity (l)	—	—	—	—	—	—	—	5.70	10.18	9.97	10.00	(a)
MML Total Return Bond	9.93	10.15	9.94	10.35	—	—	—	—	—	—	10.00	(f)
Oppenheimer Capital Appreciation	15.54	15.34	13.59	10.70	9.59	9.92	9.26	6.55	12.30	11.01	10.00	(a)
Oppenheimer Conservative Balanced (n), (o)	10.66	10.81	10.21	9.23	8.40	8.52	7.71	6.47	11.70	11.53	10.00	(a)
Oppenheimer Discovery Mid Cap Growth	16.63	15.94	15.41	11.58	10.17	10.28	8.24	6.36	12.76	12.27	10.00	(a)
Oppenheimer Global	18.04	17.74	17.73	14.24	12.00	13.38	11.79	8.62	14.74	14.17	10.00	(a)
Oppenheimer Global Multi-Alternatives (p)	9.27	9.86	—	—	—	—	—	—	—	—	10.00	(h)
Oppenheimer Global Strategic Income	13.49	14.11	14.03	14.36	12.93	13.10	11.65	10.02	11.94	11.13	10.00	(a)
Oppenheimer High Income (n), (q)	—	—	—	—	3.03	3.17	2.82	2.30	11.05	11.30	10.00	(a)
Oppenheimer International Growth	18.15	17.94	19.76	16.05	13.43	14.78	13.17	9.67	17.23	15.64	10.00	(a)
Oppenheimer Main Street	16.54	16.37	15.11	11.72	10.26	10.48	9.23	7.36	12.22	11.96	10.00	(a)
Oppenheimer Money (r), (t)	9.05	9.25	9.45	9.66	9.88	10.10	10.32	10.51	10.46	10.18	10.00	(a)
PIMCO CommodityRealReturn® Strategy	4.68	6.43	8.08	9.69	9.42	10.42	8.57	6.19	11.26	9.35	10.00	(i)
VY® Clarion Global Real Estate	12.78	13.23	11.88	11.71	9.53	10.29	9.06	6.94	9.94	12.15	10.00	(i)

Accumulation Unit Values

Pre-2008 Version Contracts with Separate Account Charges of 1.95% (includes 0.40% for Annual Ratchet Death Benefit)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
Fidelity® VIP Contrafund®	$20.59	$20.86	$19.00	$14.76	$12.92	$13.52	$11.76	$8.84	$15.68	$13.59	$10.00	(a)
Invesco V.I. Diversified Dividend	7.71	7.70	6.96	5.41	4.65	4.84	4.48	3.58	9.01	11.81	10.00	(a)
Invesco V.I. Global Health Care	21.37	21.12	18.00	13.06	11.01	10.80	10.46	8.35	11.94	10.88	10.00	(a)
Invesco V.I. Technology	16.09	15.36	14.11	11.49	10.53	11.31	9.51	6.16	11.32	10.72	10.00	(a)
Ivy Asset Strategy	10.73	11.94	12.85	10.47	—	—	—	—	—	—	10.00	(b)
MML Aggressive Allocation	13.92	14.32	13.79	11.04	9.73	10.11	8.88	6.75	—	—	10.00	(c)
MML Asset Allocation	—	—	—	—	10.43	10.46	9.47	8.25	12.08	12.18	10.00	(a)
MML Balanced Allocation	12.94	13.25	12.82	11.42	10.36	10.38	9.39	7.75	—	—	10.00	(c)
MML Blend	17.03	17.35	15.94	13.51	12.23	11.90	10.78	9.12	12.04	11.59	10.00	(a)
MML Blue Chip Growth	21.11	19.37	18.10	13.06	11.26	11.32	9.94	7.12	12.61	11.42	10.00	(a)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
MML China (d)	$—	$—	$14.34	$13.15	$10.70	$13.49	$13.18	$7.90	$—	$—	$10.00	(e)
MML Concentrated Growth	—	—	—	—	8.54	8.77	7.83	5.60	14.24	12.62	10.00	(a)
MML Conservative Allocation	12.87	13.17	12.77	11.70	10.71	10.65	9.70	8.17	—	—	10.00	(c)
MML Core Allocation	13.11	13.52	12.76	11.00	10.04	10.25	9.58	7.84	—	—	10.00	(e)
MML Emerging Growth	—	—	—	—	8.82	9.63	7.84	7.12	12.51	10.83	10.00	(a)
MML Enhanced Index Core Equity	—	—	—	—	10.58	10.51	9.39	7.72	12.55	12.25	10.00	(a)
MML Equity	15.63	16.50	15.08	11.54	10.14	10.74	9.54	7.45	13.00	12.74	10.00	(a)
MML Equity Income	15.46	16.93	16.06	12.60	10.95	11.26	9.99	8.13	12.92	12.78	10.00	(a)
MML Equity Index	17.04	17.20	15.50	11.99	10.59	10.61	9.45	7.64	12.41	12.04	10.00	(a)
MML Focused Equity	13.56	15.22	13.86	10.27	—	—	—	—	—	—	10.00	(f)
MML Foreign	12.56	13.37	14.65	12.37	10.59	11.99	11.68	9.21	15.94	14.32	10.00	(a)
MML Fundamental Growth	14.05	13.53	12.45	9.62	—	—	—	—	—	—	10.00	(f)
MML Fundamental Value	13.47	14.19	13.03	10.18	—	—	—	—	—	—	10.00	(f)
MML Global	12.60	13.02	12.77	10.17	8.38	8.92	8.08	6.24	11.30	11.13	10.00	(a)
MML Growth	15.93	15.26	14.41	11.34	9.85	10.54	9.10	6.68	—	—	10.00	(e)
MML Growth & Income	14.34	14.55	13.35	10.27	8.76	9.10	8.33	6.65	11.32	11.59	10.00	(a)
MML Growth Allocation	13.58	13.94	13.44	11.18	9.96	10.19	9.04	7.12	—	—	10.00	(c)
MML High Yield	12.96	13.40	13.57	12.51	10.95	10.55	—	—	—	—	10.00	(g)
MML Income & Growth	14.31	14.60	13.63	11.15	10.16	9.81	8.95	7.73	12.09	12.42	10.00	(a)
MML Inflation-Protected and Income	11.51	11.91	11.74	13.11	12.51	11.24	10.76	9.87	10.52	9.98	10.00	(a)
MML International	10.81	11.60	12.21	10.28	8.93	10.63	10.15	7.26	—	—	10.00	(e)
MML International Equity	8.47	9.10	—	—	—	—	—	—	—	—	10.00	(h)
MML Large Cap Growth	15.52	15.05	14.02	10.70	9.42	9.98	8.56	6.62	11.42	10.25	10.00	(a)
MML Managed Bond	13.17	13.53	12.96	13.43	12.95	12.30	11.73	10.85	10.81	10.29	10.00	(a)
MML Managed Volatility	13.33	13.19	12.89	11.15	10.05	10.66	9.68	7.55	12.69	12.41	10.00	(a)
MML Mid Cap Growth	20.17	19.26	17.34	12.94	11.59	11.97	9.53	6.69	11.40	9.95	10.00	(i)
MML Mid Cap Value	21.21	21.94	19.18	15.00	13.10	13.45	11.42	8.93	12.07	12.60	10.00	(a)
MML Moderate Allocation	13.27	13.62	13.15	11.41	10.28	10.38	9.32	7.55	—	—	10.00	(c)
MML Money Market (m)	8.73	8.90	9.08	9.26	9.44	9.63	9.82	10.00	—	—	10.00	(c)
MML NASDAQ-100®	—	—	—	—	13.20	13.05	11.12	7.37	12.92	11.10	10.00	(a)
MML Oppenheimer Small Company Opportunities (j)	—	—	—	—	—	—	—	7.36	12.43	13.64	10.00	(a)
MML Short-Duration Bond	10.03	10.16	10.24	10.37	10.29	10.15	—	—	—	—	10.00	(g)
MML Small Cap Equity	17.26	18.65	16.96	12.26	10.56	11.01	9.10	6.79	11.22	11.58	10.00	(a)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
MML Small Cap Growth Equity	$19.09	$20.51	$19.75	$13.56	$12.19	$13.12	$10.94	$8.06	$13.37	$12.44	$10.00	(a)
MML Small Cap Index	—	—	—	—	12.18	12.35	10.03	8.19	12.17	12.48	10.00	(a)
MML Small Company Value	19.36	20.92	21.28	16.52	14.65	15.18	12.83	—	—	—	10.00	(k)
MML Small/Mid Cap Value	17.34	18.72	17.44	12.87	11.02	12.15	9.77	6.98	11.54	14.41	10.00	(a)
MML Strategic Emerging Markets	8.53	10.16	10.97	12.00	10.56	13.88	12.12	6.90	—	—	10.00	(e)
MML T. Rowe Price Growth Equity (l)	—	—	—	—	—	—	—	5.76	10.26	10.03	10.00	(a)
MML Total Return Bond	10.02	10.22	9.98	10.37	—	—	—	—	—	—	10.00	(f)
Oppenheimer Capital Appreciation	15.98	15.74	13.90	10.93	9.76	10.07	9.39	6.62	12.40	11.07	10.00	(a)
Oppenheimer Conservative Balanced (n), (o)	10.97	11.09	10.45	9.42	8.55	8.65	7.82	6.54	11.79	11.59	10.00	(a)
Oppenheimer Discovery Mid Cap Growth	17.10	16.36	15.77	11.82	10.35	10.44	8.35	6.42	12.86	12.33	10.00	(a)
Oppenheimer Global	18.55	18.20	18.14	14.53	12.22	13.59	11.95	8.71	14.86	14.25	10.00	(a)
Oppenheimer Global Multi-Alternatives (p)	9.31	9.87	—	—	—	—	—	—	—	—	10.00	(h)
Oppenheimer Global Strategic Income	13.87	14.48	14.35	14.66	13.16	13.31	11.80	10.13	12.04	11.19	10.00	(a)
Oppenheimer High Income (n), (q)	—	—	—	—	3.09	3.22	2.86	2.33	11.13	11.37	10.00	(a)
Oppenheimer International Growth	18.67	18.40	20.22	16.38	13.67	15.01	13.34	9.77	17.37	15.73	10.00	(a)
Oppenheimer Main Street	17.01	16.79	15.47	11.97	10.44	10.65	9.35	7.43	12.32	12.03	10.00	(a)
Oppenheimer Money (r), (t)	9.31	9.49	9.67	9.86	10.06	10.25	10.45	10.62	10.54	10.24	10.00	(a)
PIMCO CommodityRealReturn® Strategy	4.79	6.58	8.24	9.85	9.56	10.54	8.65	6.23	11.31	9.37	10.00	(i)
VY® Clarion Global Real Estate	13.10	13.52	12.11	11.91	9.66	10.41	9.15	6.99	9.99	12.17	10.00	(i)

Accumulation Unit Values

Pre-2008 Version Contracts with Separate Account Charges of 2.35% (includes 0.40% for GMAB and 0.40% for Annual Ratchet Death Benefit)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
Fidelity® VIP Contrafund®	$19.64	$19.97	$18.26	$14.24	$12.53	$13.16	$11.49	$8.67	$15.44	$13.44	$10.00	(a)
Invesco V.I. Diversified Dividend	7.35	7.37	6.69	5.23	4.51	4.71	4.37	3.51	8.87	11.68	10.00	(a)
Invesco V.I. Global Health Care	20.38	20.22	17.30	12.60	10.67	10.51	10.22	8.19	11.75	10.76	10.00	(a)
Invesco V.I. Technology	15.35	14.71	13.56	11.09	10.21	11.01	9.29	6.04	11.15	10.60	10.00	(a)
Ivy Asset Strategy	10.60	11.84	12.79	10.46	—	—	—	—	—	—	10.00	(b)
MML Aggressive Allocation	13.49	13.92	13.47	10.82	9.57	9.99	8.81	6.73	—	—	10.00	(c)
MML Asset Allocation	—	—	—	—	10.11	10.18	9.25	8.10	11.89	12.04	10.00	(a)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
MML Balanced Allocation	$12.54	$12.88	$12.52	$11.20	$10.20	$10.26	$9.32	$7.73	$—	$—	$10.00	(c)
MML Blend	16.24	16.61	15.32	13.04	11.85	11.58	10.54	8.95	11.86	11.46	10.00	(a)
MML Blue Chip Growth	20.13	18.55	17.40	12.61	10.91	11.02	9.71	6.98	12.42	11.29	10.00	(a)
MML China (d)	—	—	14.04	12.92	10.56	13.37	13.11	7.89	—	—	10.00	(e)
MML Concentrated Growth	—	—	—	—	8.27	8.53	7.65	5.49	14.02	12.48	10.00	(a)
MML Conservative Allocation	12.46	12.81	12.47	11.47	10.54	10.52	9.63	8.13	—	—	10.00	(c)
MML Core Allocation	12.73	13.18	12.49	10.81	9.91	10.16	9.53	7.83	—	—	10.00	(e)
MML Emerging Growth	—	—	—	—	8.55	9.37	7.66	6.99	12.32	10.71	10.00	(a)
MML Enhanced Index Core Equity	—	—	—	—	10.25	10.23	9.17	7.57	12.36	12.12	10.00	(a)
MML Equity	14.91	15.80	14.50	11.14	9.83	10.45	9.32	7.30	12.80	12.60	10.00	(a)
MML Equity Income	14.75	16.22	15.44	12.16	10.61	10.95	9.76	7.98	12.72	12.63	10.00	(a)
MML Equity Index	16.25	16.47	14.90	11.57	10.26	10.33	9.23	7.49	12.23	11.91	10.00	(a)
MML Focused Equity	13.37	15.06	13.77	10.24	—	—	—	—	—	—	10.00	(f)
MML Foreign	11.98	12.80	14.09	11.94	10.27	11.67	11.41	9.03	15.70	14.16	10.00	(a)
MML Fundamental Growth	13.85	13.38	12.37	9.59	—	—	—	—	—	—	10.00	(f)
MML Fundamental Value	13.27	14.04	12.95	10.15	—	—	—	—	—	—	10.00	(f)
MML Global	12.02	12.47	12.28	9.81	8.12	8.68	7.89	6.12	11.13	11.00	10.00	(a)
MML Growth	15.47	14.88	14.11	11.15	9.72	10.45	9.05	6.67	—	—	10.00	(e)
MML Growth & Income	13.68	13.94	12.83	9.91	8.49	8.86	8.13	6.52	11.15	11.46	10.00	(a)
MML Growth Allocation	13.15	13.56	13.13	10.96	9.80	10.07	8.97	7.09	—	—	10.00	(c)
MML High Yield	12.67	13.16	13.37	12.38	10.88	10.53	—	—	—	—	10.00	(g)
MML Income & Growth	13.64	13.98	13.11	10.77	9.85	9.54	8.75	7.59	11.91	12.28	10.00	(a)
MML Inflation-Protected and Income	10.98	11.41	11.29	12.66	12.12	10.94	10.51	9.68	10.36	9.86	10.00	(a)
MML International	10.50	11.31	11.95	10.10	8.81	10.53	10.10	7.25	—	—	10.00	(e)
MML International Equity	8.41	9.08	—	—	—	—	—	—	—	—	10.00	(h)
MML Large Cap Growth	14.80	14.42	13.48	10.33	9.13	9.71	8.36	6.50	11.24	10.14	10.00	(a)
MML Managed Bond	12.56	12.95	12.46	12.97	12.55	11.97	11.46	10.64	10.64	10.18	10.00	(a)
MML Managed Volatility	12.71	12.63	12.39	10.76	9.74	10.37	9.45	7.41	12.49	12.27	10.00	(a)
MML Mid Cap Growth	19.41	18.61	16.82	12.60	11.33	11.75	9.39	6.61	11.33	9.92	10.00	(i)
MML Mid Cap Value	20.23	21.01	18.44	14.47	12.70	13.08	11.15	8.76	11.88	12.46	10.00	(a)
MML Moderate Allocation	12.86	13.25	12.84	11.18	10.12	10.25	9.25	7.52	—	—	10.00	(c)
MML Money Market (m)	8.46	8.66	8.87	9.08	9.29	9.51	9.74	9.96	—	—	10.00	(c)
MML NASDAQ-100®	—	—	—	—	12.79	12.70	10.86	7.23	12.72	10.97	10.00	(a)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
MML Oppenheimer Small Company Opportunities (j)	$—	$—	$—	$—	$—	$—	$—	$7.22	$12.24	$13.49	$10.00	(a)
MML Short-Duration Bond	9.80	9.97	10.09	10.26	10.22	10.13	—	—	—	—	10.00	(g)
MML Small Cap Equity	16.46	17.86	16.30	11.84	10.24	10.71	8.89	6.66	11.05	11.45	10.00	(a)
MML Small Cap Growth Equity	18.21	19.64	18.99	13.09	11.82	12.77	10.69	7.91	13.17	12.30	10.00	(a)
MML Small Cap Index	—	—	—	—	11.81	12.02	9.80	8.04	11.99	12.34	10.00	(a)
MML Small Company Value	18.85	20.45	20.89	16.28	14.50	15.08	12.80	—	—	—	10.00	(k)
MML Small/Mid Cap Value	16.54	17.92	16.77	12.42	10.68	11.82	9.54	6.84	11.37	14.25	10.00	(a)
MML Strategic Emerging Markets	8.28	9.90	10.74	11.79	10.42	13.75	12.06	6.89	—	—	10.00	(e)
MML T. Rowe Price Growth Equity (l)	—	—	—	—	—	—	—	5.65	10.11	9.91	10.00	(a)
MML Total Return Bond	9.87	10.11	9.91	10.34	—	—	—	—	—	—	10.00	(f)
Oppenheimer Capital Appreciation	15.24	15.07	13.37	10.55	9.46	9.80	9.17	6.50	12.21	10.95	10.00	(a)
Oppenheimer Conservative Balanced (n), (o)	10.46	10.62	10.05	9.09	8.29	8.42	7.64	6.41	11.61	11.46	10.00	(a)
Oppenheimer Discovery Mid Cap Growth	16.31	15.66	15.16	11.41	10.03	10.16	8.16	6.30	12.66	12.19	10.00	(a)
Oppenheimer Global	17.69	17.43	17.44	14.03	11.84	13.22	11.67	8.55	14.63	14.09	10.00	(a)
Oppenheimer Global Multi-Alternatives (p)	9.25	9.85	—	—	—	—	—	—	—	—	10.00	(h)
Oppenheimer Global Strategic Income	13.23	13.86	13.80	14.15	12.76	12.95	11.53	9.93	11.86	11.07	10.00	(a)
Oppenheimer High Income (n), (q)	—	—	—	—	2.99	3.14	2.80	2.28	10.96	11.24	10.00	(a)
Oppenheimer International Growth	17.80	17.62	19.44	15.81	13.25	14.61	13.03	9.58	17.10	15.55	10.00	(a)
Oppenheimer Main Street	16.23	16.08	14.87	11.55	10.12	10.36	9.14	7.29	12.13	11.90	10.00	(a)
Oppenheimer Money (r), (t)	8.88	9.09	9.30	9.52	9.75	9.98	10.21	10.42	10.38	10.12	10.00	(a)
PIMCO CommodityRealReturn® Strategy	4.61	6.35	7.99	9.59	9.34	10.34	8.52	6.16	11.24	9.34	10.00	(i)
VY® Clarion Global Real Estate (r)	12.60	13.06	11.75	11.59	9.45	10.21	9.01	6.92	9.92	12.14	10.00	(i)

Accumulation Unit Values

Pre-2008 Version Contracts with Separate Account Charges of 2.45% (includes 0.50% for GMAB and 0.40% for Annual Ratchet Death Benefit) ‘

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
Fidelity® VIP Contrafund®	$19.46	$19.81	$18.13	$14.15	$12.46	$13.10	$11.45	$8.65	$15.42	$13.44	$10.00	(a)
Invesco V.I. Diversified Dividend	7.28	7.31	6.64	5.19	4.48	4.69	4.36	3.51	8.86	11.67	10.00	(a)
Invesco V.I. Global Health Care	20.19	20.06	17.17	12.52	10.62	10.47	10.19	8.18	11.74	10.76	10.00	(a)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
Invesco V.I. Technology	$15.21	$14.59	$13.46	$11.02	$10.15	$10.96	$9.26	$6.03	$11.13	$10.59	$10.00	(a)
Ivy Asset Strategy	10.56	11.81	12.78	10.46	—	—	—	—	—	—	10.00	(b)
MML Aggressive Allocation	13.38	13.83	13.39	10.77	9.54	9.96	8.79	6.72	—	—	10.00	(c)
MML Asset Allocation	—	—	—	—	10.06	10.13	9.22	8.08	11.88	12.04	10.00	(a)
MML Balanced Allocation	12.44	12.79	12.45	11.14	10.16	10.23	9.30	7.72	—	—	10.00	(c)
MML Blend	16.09	16.47	15.21	12.96	11.79	11.53	10.50	8.93	11.84	11.46	10.00	(a)
MML Blue Chip Growth	19.94	18.40	17.28	12.53	10.85	10.97	9.68	6.96	12.40	11.28	10.00	(a)
MML China (d)	—	—	13.97	12.87	10.53	13.34	13.09	7.89	—	—	10.00	(e)
MML Concentrated Growth	—	—	—	—	8.23	8.49	7.63	5.48	14.00	12.48	10.00	(a)
MML Conservative Allocation	12.36	12.72	12.40	11.41	10.50	10.49	9.61	8.13	—	—	10.00	(c)
MML Core Allocation	12.64	13.10	12.43	10.76	9.88	10.14	9.52	7.83	—	—	10.00	(e)
MML Emerging Growth	—	—	—	—	8.51	9.33	7.63	6.97	12.30	10.70	10.00	(a)
MML Enhanced Index Core Equity	—	—	—	—	10.20	10.19	9.14	7.55	12.34	12.11	10.00	(a)
MML Equity	14.77	15.67	14.39	11.07	9.77	10.41	9.29	7.29	12.78	12.60	10.00	(a)
MML Equity Income	14.61	16.08	15.32	12.09	10.56	10.91	9.72	7.96	12.71	12.63	10.00	(a)
MML Equity Index	16.10	16.34	14.79	11.50	10.20	10.28	9.20	7.47	12.21	11.90	10.00	(a)
MML Focused Equity	13.32	15.02	13.75	10.24	—	—	—	—	—	—	10.00	(f)
MML Foreign	11.87	12.70	13.99	11.86	10.21	11.62	11.37	9.01	15.68	14.16	10.00	(a)
MML Fundamental Growth	13.80	13.35	12.34	9.59	—	—	—	—	—	—	10.00	(f)
MML Fundamental Value	13.23	14.00	12.93	10.15	—	—	—	—	—	—	10.00	(f)
MML Global	11.90	12.37	12.19	9.75	8.08	8.65	7.87	6.10	11.11	11.00	10.00	(a)
MML Growth	15.36	14.79	14.03	11.10	9.69	10.42	9.04	6.67	—	—	10.00	(e)
MML Growth & Income	13.55	13.82	12.74	9.85	8.45	8.82	8.11	6.51	11.14	11.45	10.00	(a)
MML Growth Allocation	13.05	13.47	13.05	10.90	9.76	10.04	8.96	7.08	—	—	10.00	(c)
MML High Yield	12.60	13.09	13.32	12.35	10.86	10.52	—	—	—	—	10.00	(g)
MML Income & Growth	13.52	13.87	13.01	10.70	9.79	9.50	8.72	7.57	11.89	12.28	10.00	(a)
MML Inflation-Protected and Income	10.87	11.31	11.21	12.58	12.06	10.89	10.47	9.65	10.34	9.86	10.00	(a)
MML International	10.43	11.24	11.89	10.06	8.78	10.51	10.08	7.24	—	—	10.00	(e)
MML International Equity	8.40	9.07	—	—	—	—	—	—	—	—	10.00	(h)
MML Large Cap Growth	14.66	14.30	13.38	10.27	9.09	9.67	8.33	6.48	11.23	10.13	10.00	(a)
MML Managed Bond	12.44	12.85	12.37	12.88	12.48	11.92	11.42	10.62	10.63	10.17	10.00	(a)
MML Managed Volatility	12.59	12.53	12.30	10.70	9.69	10.33	9.42	7.39	12.48	12.27	10.00	(a)
MML Mid Cap Growth	19.23	18.45	16.70	12.52	11.27	11.70	9.36	6.60	11.31	9.92	10.00	(i)
MML Mid Cap Value	20.04	20.84	18.31	14.38	12.63	13.03	11.12	8.74	11.87	12.45	10.00	(a)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
MML Moderate Allocation	$12.76	$13.16	$12.77	$11.13	$10.08	$10.22	$9.23	$7.52	$—	$—	$10.00	(c)
MML Money Market (m)	8.39	8.60	8.81	9.03	9.26	9.49	9.72	9.96	—	—	10.00	(c)
MML NASDAQ-100®	—	—	—	—	12.72	12.64	10.83	7.21	12.70	10.97	10.00	(a)
MML Oppenheimer Small Company Opportunities (j)	—	—	—	—	—	—	6.53	7.21	12.23	13.49	10.00	(a)
MML Short-Duration Bond	9.75	9.92	10.06	10.23	10.20	10.12	—	—	—	—	10.00	(g)
MML Small Cap Equity	16.31	17.71	16.19	11.76	10.18	10.67	8.86	6.65	11.03	11.44	10.00	(a)
MML Small Cap Growth Equity	18.04	19.48	18.85	13.01	11.75	12.71	10.65	7.89	13.15	12.30	10.00	(a)
MML Small Cap Index	—	—	—	—	11.74	11.97	9.76	8.02	11.97	12.34	10.00	(a)
MML Small Company Value	18.72	20.34	20.79	16.22	14.46	15.05	12.79	—	—	—	10.00	(k)
MML Small/Mid Cap Value	16.39	17.78	16.64	12.34	10.63	11.77	9.51	6.83	11.35	14.24	10.00	(a)
MML Strategic Emerging Markets	8.22	9.84	10.69	11.74	10.38	13.72	12.04	6.89	—	—	10.00	(e)
MML T. Rowe Price Growth Equity (l)	—	—	—	—	—	—	6.13	5.64	10.09	9.91	10.00	(a)
MML Total Return Bond	9.84	10.09	9.90	10.33	—	—	—	—	—	—	10.00	(f)
Oppenheimer Capital Appreciation	15.10	14.94	13.27	10.48	9.41	9.76	9.14	6.48	12.19	10.95	10.00	(a)
Oppenheimer Conservative Balanced (n), (o)	10.36	10.53	9.98	9.03	8.24	8.38	7.61	6.40	11.60	11.45	10.00	(a)
Oppenheimer Discovery Mid Cap Growth	16.16	15.53	15.05	11.34	9.98	10.12	8.13	6.29	12.65	12.19	10.00	(a)
Oppenheimer Global	17.53	17.28	17.31	13.94	11.78	13.16	11.63	8.53	14.61	14.09	10.00	(a)
Oppenheimer Global Multi-Alternatives (p)	9.23	9.84	—	—	—	—	—	—	—	—	10.00	(h)
Oppenheimer Global Strategic Income	13.11	13.75	13.70	14.06	12.69	12.89	11.49	9.91	11.84	11.06	10.00	(a)
Oppenheimer High Income (n), (q)	—	—	—	—	2.98	3.12	2.79	2.28	10.95	11.23	10.00	(a)
Oppenheimer International Growth	17.64	17.47	19.30	15.71	13.18	14.55	12.99	9.56	17.08	15.55	10.00	(a)
Oppenheimer Main Street	16.08	15.94	14.76	11.48	10.07	10.32	9.11	7.27	12.12	11.89	10.00	(a)
Oppenheimer Money (r), (t)	8.79	9.01	9.23	9.46	9.70	9.93	10.18	10.40	10.37	10.12	10.00	(a)
PIMCO CommodityRealReturn® Strategy	4.57	6.30	7.93	9.53	9.29	10.30	8.49	6.15	11.22	9.34	10.00	(i)
VY® Clarion Global Real Estate	12.48	12.95	11.66	11.52	9.40	10.17	8.98	6.90	9.91	12.14	10.00	(i)

Accumulation Unit Values

Pre-2008 Version Contracts with Separate Account Charges of 2.60% (includes 0.65% for Basic GMIB and 0.40% for Annual Ratchet Death Benefit)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31. 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
Fidelity® VIP Contrafund®	$19.07	$19.44	$17.82	$13.93	$12.28	$12.93	$11.32	$8.56	$15.29	$13.35	$10.00	(a)
Invesco V.I. Diversified Dividend	7.14	7.18	6.53	5.11	4.42	4.63	4.31	3.47	8.79	11.60	10.00	(a)
Invesco V.I. Global Health Care	19.78	19.68	16.88	12.33	10.47	10.33	10.07	8.10	11.64	10.68	10.00	(a)
Invesco V.I. Technology	14.90	14.32	13.23	10.85	10.01	10.82	9.15	5.97	11.04	10.52	10.00	(a)
Ivy Asset Strategy	10.51	11.77	12.75	10.46	—	—	—	—	—	—	10.00	(b)
MML Aggressive Allocation	13.22	13.68	13.27	10.69	9.48	9.91	8.77	6.71	—	—	10.00	(c)
MML Asset Allocation	—	—	—	—	9.91	10.01	9.12	8.00	11.78	11.96	10.00	(a)
MML Balanced Allocation	12.29	12.66	12.34	11.06	10.10	10.19	9.27	7.71	—	—	10.00	(c)
MML Blend	15.77	16.17	14.95	12.75	11.62	11.38	10.38	8.84	11.74	11.38	10.00	(a)
MML Blue Chip Growth	19.54	18.05	16.98	12.33	10.70	10.83	9.57	6.90	12.30	11.21	10.00	(a)
MML China (d)	—	—	13.86	12.78	10.48	13.29	13.07	7.88	—	—	10.00	(e)
MML Concentrated Growth	—	—	—	—	8.11	8.39	7.54	5.43	13.89	12.39	10.00	(a)
MML Conservative Allocation	12.22	12.59	12.29	11.33	10.44	10.45	9.58	8.12	—	—	10.00	(c)
MML Core Allocation	12.50	12.98	12.33	10.69	9.83	10.10	9.50	7.83	—	—	10.00	(e)
MML Emerging Growth	—	—	—	—	8.39	9.21	7.54	6.90	12.20	10.63	10.00	(a)
MML Enhanced Index Core Equity	—	—	—	—	10.05	10.06	9.04	7.48	12.24	12.03	10.00	(a)
MML Equity	14.47	15.38	14.15	10.90	9.64	10.28	9.19	7.22	12.68	12.51	10.00	(a)
MML Equity Income	14.32	15.78	15.06	11.90	10.41	10.77	9.61	7.88	12.60	12.54	10.00	(a)
MML Equity Index	15.78	16.03	14.54	11.32	10.06	10.15	9.10	7.40	12.11	11.82	10.00	(a)
MML Focused Equity	13.24	14.96	13.71	10.23	—	—	—	—	—	—	10.00	(f)
MML Foreign	11.63	12.46	13.75	11.68	10.07	11.47	11.24	8.93	15.55	14.06	10.00	(a)
MML Fundamental Growth	13.72	13.30	12.31	9.58	—	—	—	—	—	—	10.00	(f)
MML Fundamental Value	13.15	13.94	12.89	10.14	—	—	—	—	—	—	10.00	(f)
MML Global	11.66	12.14	11.98	9.60	7.96	8.54	7.78	6.04	11.02	10.92	10.00	(a)
MML Growth	15.19	14.65	13.92	11.03	9.64	10.39	9.02	6.67	—	—	10.00	(e)
MML Growth & Income	13.28	13.56	12.52	9.70	8.33	8.71	8.02	6.44	11.04	11.37	10.00	(a)
MML Growth Allocation	12.89	13.33	12.93	10.82	9.70	10.00	8.93	7.07	—	—	10.00	(c)
MML High Yield	12.49	13.00	13.25	12.30	10.83	10.51	—	—	—	—	10.00	(g)
MML Income & Growth	13.25	13.61	12.79	10.53	9.65	9.38	8.62	7.50	11.79	12.20	10.00	(a)
MML Inflation-Protected and Income	10.66	11.10	11.02	12.38	11.89	10.75	10.36	9.56	10.26	9.80	10.00	(a)
MML International	10.31	11.13	11.79	9.99	8.74	10.47	10.06	7.24	—	—	10.00	(e)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31. 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
MML International Equity	$8.38	$9.06	$—	$—	$—	$—	$—	$—	$—	$—	$10.00	(h)
MML Large Cap Growth	14.37	14.03	13.15	10.11	8.96	9.54	8.24	6.42	11.14	10.06	10.00	(a)
MML Managed Bond	12.19	12.61	12.15	12.68	12.31	11.77	11.29	10.52	10.54	10.10	10.00	(a)
MML Managed Volatility	12.34	12.30	12.09	10.53	9.55	10.20	9.32	7.32	12.37	12.19	10.00	(a)
MML Mid Cap Growth	18.95	18.21	16.50	12.39	11.18	11.61	9.31	6.57	11.28	9.90	10.00	(i)
MML Mid Cap Value	19.64	20.45	17.99	14.16	12.45	12.86	10.99	8.66	11.77	12.37	10.00	(a)
MML Moderate Allocation	12.60	13.02	12.65	11.05	10.02	10.18	9.21	7.50	—	—	10.00	(c)
MML Money Market (m)	8.29	8.51	8.74	8.97	9.20	9.44	9.69	9.94	—	—	10.00	(c)
MML NASDAQ-100®	—	—	—	—	12.54	12.48	10.70	7.14	12.60	10.89	10.00	(a)
MML Oppenheimer Small Company Opportunities (j)	—	—	—	—	—	—	—	7.14	12.13	13.40	10.00	(a)
MML Short-Duration Bond	9.67	9.85	10.00	10.19	10.18	10.11	—	—	—	—	10.00	(g)
MML Small Cap Equity	15.98	17.38	15.91	11.58	10.04	10.53	8.76	6.58	10.94	11.37	10.00	(a)
MML Small Cap Growth Equity	17.68	19.12	18.53	12.80	11.59	12.55	10.53	7.81	13.04	12.21	10.00	(a)
MML Small Cap Index	—	—	—	—	11.58	11.82	9.65	7.94	11.87	12.26	10.00	(a)
MML Small Company Value	18.54	20.17	20.65	16.13	14.40	15.01	12.78	—	—	—	10.00	(k)
MML Small/Mid Cap Value	16.06	17.45	16.36	12.15	10.48	11.62	9.40	6.76	11.26	14.15	10.00	(a)
MML Strategic Emerging Markets	8.13	9.75	10.60	11.67	10.33	13.67	12.02	6.88	—	—	10.00	(e)
MML T. Rowe Price Growth Equity (l)	—	—	—	—	—	—	—	5.59	10.01	9.84	10.00	(a)
MML Total Return Bond	9.78	10.05	9.87	10.32	—	—	—	—	—	—	10.00	(f)
Oppenheimer Capital Appreciation	14.79	14.67	13.04	10.32	9.28	9.63	9.04	6.42	12.09	10.87	10.00	(a)
Oppenheimer Conservative Balanced (n), (o)	10.16	10.34	9.81	8.89	8.12	8.28	7.52	6.34	11.50	11.38	10.00	(a)
Oppenheimer Discovery Mid Cap Growth	15.83	15.24	14.79	11.16	9.84	9.99	8.04	6.22	12.54	12.11	10.00	(a)
Oppenheimer Global	17.18	16.96	17.02	13.72	11.61	13.00	11.50	8.45	14.49	13.99	10.00	(a)
Oppenheimer Global Multi-Alternatives (p)	9.21	9.83	—	—	—	—	—	—	—	—	10.00	(h)
Oppenheimer Global Strategic Income	12.85	13.49	13.46	13.84	12.51	12.73	11.36	9.82	11.74	10.99	10.00	(a)
Oppenheimer High Income (n), (q)	—	—	—	—	2.93	3.08	2.76	2.26	10.86	11.16	10.00	(a)
Oppenheimer International Growth	17.28	17.15	18.97	15.47	12.99	14.36	12.84	9.47	16.94	15.44	10.00	(a)
Oppenheimer Main Street	15.75	15.65	14.51	11.30	9.92	10.19	9.00	7.20	12.02	11.81	10.00	(a)
Oppenheimer Money (r), (t)	8.62	8.84	9.08	9.31	9.56	9.81	10.06	10.30	10.28	10.05	10.00	(a)
PIMCO CommodityRealReturn® Strategy	4.50	6.22	7.84	9.43	9.21	10.22	8.45	6.12	11.19	9.33	10.00	(i)
VY® Clarion Global Real Estate	12.30	12.78	11.52	11.40	9.31	10.10	8.93	6.87	9.88	12.12	10.00	(i)

Accumulation Units Outstanding – Pre-2008 Version

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
Fidelity® VIP Contrafund® (a)	2,058,058	2,245,296	2,619,840	3,103,374	3,521,299	3,822,822	4,290,935	4,812,913	4,047,785	2,599,563
Invesco V.I. Diversified Dividend (a)	114,207	77,950	81,623	80,007	31,461	30,735	33,986	33,528	13,433	13,494
Invesco V.I. Global Health Care (a)	51,234	39,171	40,713	35,747	40,891	41,224	57,198	69,541	68,203	58,835
Invesco V.I. Technology (a)	23,940	40,798	48,973	53,372	27,964	31,565	40,417	37,636	21,675	17,179
Ivy Asset Strategy (b)	7,804	70,365	70,805	—	—	—	—	—	—	—
MML Aggressive Allocation (c)	496,167	550,797	622,289	692,911	775,161	819,773	670,074	672,675	—	—
MML Asset Allocation (a)	—	—	—	—	790,421	931,236	1,020,045	1,125,919	1,014,282	832,561
MML Balanced Allocation (c)	2,600,972	2,800,718	2,924,693	3,082,884	3,064,171	3,264,523	3,974,579	3,829,157	—	—
MML Blend (a)	479,224	512,733	571,532	543,813	275,342	278,743	282,114	224,589	192,293	173,910
MML Blue Chip Growth (a)	327,183	329,810	330,709	379,083	338,296	367,781	409,266	399,852	263,659	188,551
MML China (e), (d)	—	—	20,134	25,838	29,479	18,498	18,350	—	—	—
MML Concentrated Growth (a)	—	—	—	—	207,417	230,205	275,116	329,650	165,279	78,020
MML Conservative Allocation (c)	1,712,990	1,688,450	2,138,680	2,534,406	1,910,752	1,893,345	1,693,319	1,593,372	—	—
MML Core Allocation (e)	1,065,934	939,597	810,775	828,396	766,886	784,795	648,438	114,090	—	—
MML Emerging Growth (a)	—	—	—	—	50,443	54,745	63,997	72,481	52,543	17,229
MML Enhanced Index Core Equity (a)	—	—	—	—	45,840	44,196	45,082	47,099	39,517	29,293
MML Equity (a)	285,373	258,849	349,162	360,895	409,712	421,810	441,468	458,986	367,543	245,281
MML Equity Income (a)	2,261,488	2,409,468	2,722,116	3,184,635	3,762,383	4,016,505	4,391,981	4,629,581	4,470,054	2,629,010
MML Equity Index (a)	99,883	84,354	84,679	68,387	79,077	89,077	80,067	77,753	88,888	67,643
MML Focused Equity (f)	5,561	8,765	4,628	—	—	—	—	—	—	—
MML Foreign (a)	2,565,886	2,712,946	2,680,608	2,986,959	3,445,540	3,683,365	3,792,457	4,105,255	3,785,871	2,384,046
MML Fundamental Growth (f)	6,512	6,934	4,532	1,605	—	—	—	—	—	—
MML Fundamental Value (f)	7,640	10,645	5,784	4,562	—	—	—	—	—	—
MML Global (a)	85,234	40,579	40,923	44,185	56,671	62,420	69,148	75,337	54,905	42,081
MML Growth (e)	52,144	60,327	103,331	125,142	139,070	117,122	111,954	55,320	—	—
MML Growth & Income (a)	402,022	467,722	538,382	611,576	691,944	785,774	861,595	928,178	852,361	859,542
MML Growth Allocation (c)	12,925,753	13,592,000	14,721,891	15,336,456	16,902,362	17,630,214	17,894,290	18,318,572	—	—
MML High Yield (g)	45,624	32,613	19,972	19,187	8,778	2,753	—	—	—	—
MML Income & Growth (a)	90,343	112,746	124,789	138,453	141,366	135,991	159,995	155,483	160,484	119,217
MML Inflation-Protected and Income (a)	3,355,138	3,737,661	4,213,257	3,967,602	4,091,109	5,041,598	5,292,067	4,998,548	6,646,041	3,704,898
MML International (e)	115,378	61,184	105,220	116,623	132,341	109,670	110,380	47,569	—	—
MML International Equity (h)	8,874	—	—	—	—	—	—	—	—	—
MML Large Cap Growth (a)	29,142	57,861	61,461	68,844	73,958	80,802	104,532	115,482	109,013	93,895

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
MML Managed Bond (a)	2,233,268	2,453,581	2,852,750	2,926,665	3,028,795	3,566,143	3,714,741	3,472,473	4,560,508	2,607,995
MML Managed Volatility (a)	1,896,742	2,198,490	2,462,399	2,722,509	3,115,703	3,354,726	3,651,488	3,940,773	3,599,855	2,058,702
MML Mid Cap Growth (i)	403,374	431,540	474,936	574,315	613,256	644,565	719,053	762,048	393,287	101,385
MML Mid Cap Value (a)	1,409,433	1,528,676	1,866,582	2,235,403	2,641,067	2,877,899	3,328,247	3,655,908	4,298,710	2,378,617
MML Moderate Allocation (c)	7,296,868	7,890,391	8,339,316	8,837,554	9,306,549	9,831,878	10,085,021	10,302,675	—	—
MML Money Market (c), (m)	438,206	562,519	654,167	795,165	279,510	323,688	317,260	637,168	—	—
MML NASDAQ-100® (a)	—	—	—	—	70,605	79,184	74,919	61,633	64,169	35,073
MML Oppenheimer Small Company Opportunities (a), (j)	—	—	—	—	—	—	—	241,597	229,389	178,418
MML Short-Duration Bond (g)	58,231	55,991	49,534	45,242	16,513	11,131	—	—	—	—
MML Small Cap Equity (a)	153,683	160,952	182,844	217,684	223,372	226,694	260,068	77,601	81,879	64,322
MML Small Cap Growth Equity (a)	1,134,778	1,205,977	1,335,718	1,796,754	2,078,869	2,196,821	2,592,763	2,954,588	2,997,553	1,792,549
MML Small Cap Index (a)	—	—	—	—	80,678	107,014	127,907	132,226	104,204	87,315
MML Small Company Value (k)	12,312	13,677	16,297	16,819	18,869	11,833	4,683	—	—	—
MML Small/Mid Cap Value (a)	1,367,965	1,446,742	1,667,237	2,076,090	2,561,773	2,599,174	3,164,354	3,719,700	3,726,752	1,813,749
MML Strategic Emerging Markets (e)	38,615	33,460	48,867	59,301	59,931	67,603	44,134	15,222	—	—
MML T. Rowe Price Growth Equity (a), (l)	—	—	—	—	—	—	—	78,116	17,345	37,820
MML Total Return Bond (f)	45,727	45,910	51,429	16,365	—	—	—	—	—	—
Oppenheimer Capital Appreciation (a)	2,151,138	2,458,314	2,966,076	3,570,943	4,083,649	4,514,338	4,860,475	5,896,872	5,154,620	3,199,759
Oppenheimer Conservative Balanced (a), (n), (o)	61,652	68,270	91,035	102,748	122,843	143,525	202,362	359,722	319,083	243,200
Oppenheimer Discovery Mid Cap Growth (a)	1,373,962	1,624,340	1,798,333	2,237,737	2,545,533	2,951,465	3,658,797	4,045,412	3,412,756	1,977,705
Oppenheimer Global (a)	1,751,938	2,000,520	2,128,087	2,464,526	2,873,904	3,102,081	3,439,400	4,000,517	3,816,524	2,479,378
Oppenheimer Global Multi-Alternatives (h), (p)	667	489	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income (a)	3,128,906	3,419,517	3,782,900	3,725,816	4,027,056	4,646,782	5,103,189	5,148,625	5,621,217	3,229,897
Oppenheimer High Income (a), (n), (q)	—	—	—	—	121,251	146,038	233,923	302,786	252,222	181,952
Oppenheimer International Growth (a)	315,518	368,555	386,880	434,343	485,370	534,132	584,456	669,112	407,884	182,700
Oppenheimer Main Street (a)	60,459	58,553	75,179	91,622	95,774	108,180	129,658	145,931	156,103	115,246
Oppenheimer Money (a), (r), (t)	53,738	69,244	83,648	89,917	141,574	183,757	374,684	542,399	385,466	254,489
PIMCO CommodityRealReturn® Strategy (i)	136,622	133,525	155,639	147,991	161,020	168,043	184,617	162,374	72,507	39,868
VY® Clarion Global Real Estate (i)	77,370	73,985	84,952	95,543	107,253	128,695	132,305	144,043	108,607	57,361

Accumulation Unit Values

2008 Version Contracts with Separate Account Charges of 1.75%

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Value at Inception Date
Fidelity® VIP Contrafund®	$20.92	$21.20	$19.33	$15.02	$13.16	$13.78	$11.99	$9.01	$12.93	(e)
Invesco V.I. Diversified Dividend	7.85	7.84	7.09	5.52	4.75	4.94	4.57	3.65	6.96	(e)
Invesco V.I. Global Health Care	21.71	21.48	18.31	13.29	11.22	11.00	10.67	8.52	11.27	(e)
Invesco V.I. Technology	16.35	15.61	14.34	11.69	10.72	11.52	9.68	6.27	9.40	(e)
Ivy Asset Strategy	10.80	11.99	12.88	10.48	—	—	—	—	10.00	(b)
MML Aggressive Allocation	13.91	14.30	13.78	11.03	9.73	10.11	8.88	6.76	9.60	(e)
MML Asset Allocation	—	—	—	—	10.62	10.65	9.65	8.42	10.80	(e)
MML Balanced Allocation	12.94	13.25	12.83	11.43	10.38	10.40	9.41	7.78	9.75	(e)
MML Blend	17.30	17.64	16.21	13.75	12.45	12.12	10.99	9.30	11.33	(e)
MML Blue Chip Growth	21.43	19.69	18.41	13.29	11.46	11.54	10.13	7.26	10.83	(e)
MML China (d)	—	—	14.50	13.26	10.78	13.56	13.21	7.90	10.00	(e)
MML Concentrated Growth	—	—	—	—	8.68	8.92	7.97	5.71	10.17	(e)
MML Conservative Allocation	12.83	13.14	12.76	11.69	10.70	10.65	9.71	8.17	9.82	(e)
MML Core Allocation	13.30	13.69	12.90	11.09	10.11	10.30	9.60	7.85	10.00	(e)
MML Emerging Growth	—	—	—	—	8.99	9.81	7.99	7.26	10.58	(e)
MML Enhanced Index Core Equity	—	—	—	—	10.76	10.70	9.56	7.86	10.96	(e)
MML Equity	15.88	16.78	15.34	11.75	10.33	10.95	9.73	7.59	11.14	(e)
MML Equity Income	15.72	17.22	16.34	12.84	11.16	11.47	10.17	8.30	11.63	(e)
MML Equity Index	17.31	17.49	15.76	12.20	10.78	10.81	9.63	7.79	10.92	(e)
MML Focused Equity	13.66	15.31	13.91	10.28	—	—	—	—	10.00	(f)
MML Foreign	12.77	13.61	14.90	12.60	10.80	12.22	11.90	9.39	12.71	(e)
MML Fundamental Growth	14.15	13.60	12.49	9.63	—	—	—	—	10.00	(f)
MML Fundamental Value	13.57	14.26	13.08	10.19	—	—	—	—	10.00	(f)
MML Global	12.85	13.29	13.06	10.39	8.57	9.14	8.27	6.39	9.35	(e)
MML Growth	16.16	15.46	14.57	11.44	9.92	10.59	9.12	6.69	10.00	(e)
MML Growth & Income	14.57	14.80	13.57	10.45	8.91	9.27	8.48	6.78	9.60	(e)
MML Growth Allocation	13.57	13.95	13.44	11.19	9.97	10.21	9.07	7.14	9.66	(e)
MML High Yield	13.11	13.53	13.67	12.58	10.99	10.57	—	—	10.00	(g)
MML Income & Growth	14.54	14.85	13.87	11.36	10.35	9.99	9.12	7.89	10.65	(e)
MML Inflation-Protected and Income	11.69	12.10	11.93	13.34	12.73	11.45	10.96	10.06	11.01	(e)
MML International	10.97	11.75	12.34	10.37	8.99	10.68	10.17	7.26	10.00	(e)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Value at Inception Date
MML International Equity	$8.50	$9.11	$—	$—	$—	$—	$—	$—	$10.00	(h)
MML Large Cap Growth	15.75	15.29	14.25	10.88	9.59	10.15	8.72	6.75	9.39	(e)
MML Managed Bond	13.38	13.75	13.18	13.67	13.19	12.54	11.96	11.07	11.16	(e)
MML Managed Volatility	13.55	13.42	13.11	11.35	10.23	10.86	9.86	7.70	11.19	(e)
MML Mid Cap Growth	20.30	19.38	17.46	13.03	11.68	12.08	9.62	6.75	10.04	(e)
MML Mid Cap Value	21.56	22.30	19.51	15.26	13.35	13.69	11.65	9.10	12.10	(e)
MML Moderate Allocation	13.27	13.62	13.15	11.40	10.29	10.39	9.34	7.57	9.72	(e)
MML Money Market (m)	8.88	9.04	9.20	9.36	9.53	9.69	9.87	10.03	10.00	(c)
MML NASDAQ-100®	—	—	—	—	13.43	13.29	11.33	7.51	10.98	(e)
MML Oppenheimer Small Company Opportunities (j)	—	—	—	—	—	—	—	7.51	11.38	(e)
MML Short-Duration Bond	10.14	10.25	10.32	10.42	10.32	10.17	—	—	10.00	(g)
MML Small Cap Equity	17.51	18.93	17.22	12.46	10.74	11.20	9.26	6.92	10.47	(e)
MML Small Cap Growth Equity	—	20.85	20.09	13.80	12.41	13.36	11.15	8.22	11.78	(e)
MML Small Cap Index	19.40	—	—	—	12.40	12.58	10.21	8.35	11.98	(e)
MML Small Company Value	19.62	21.16	21.48	16.64	14.73	15.23	12.85	—	10.00	(k)
MML Small/Mid Cap Value	17.63	19.03	17.74	13.10	11.22	12.38	9.96	7.12	10.95	(e)
MML Strategic Emerging Markets	8.65	10.28	11.09	12.10	10.63	13.94	12.15	6.90	10.00	(e)
MML T. Rowe Price Growth Equity (l)	—	—	—	—	—	—	—	5.88	8.84	(e)
MML Total Return Bond	10.09	10.28	10.01	10.38	—	—	—	—	10.00	(f)
Oppenheimer Capital Appreciation	16.23	16.00	14.14	11.12	9.94	10.26	9.56	6.75	10.50	(e)
Oppenheimer Conservative Balanced (o), (s)	11.15	11.28	10.63	9.58	8.70	8.82	7.97	6.67	10.63	(e)
Oppenheimer Discovery Mid Cap Growth	17.37	16.62	16.03	12.03	10.54	10.63	8.51	6.55	10.90	(e)
Oppenheimer Global	18.85	18.50	18.45	14.78	12.44	13.84	12.17	8.89	12.49	(e)
Oppenheimer Global Multi-Alternatives (p)	9.34	9.89	—	—	—	—	—	—	10.00	(h)
Oppenheimer Global Strategic Income	14.07	14.68	14.58	14.89	13.39	13.54	12.01	10.32	12.13	(e)
Oppenheimer High Income (q), (s)	—	—	—	—	3.19	3.33	2.96	2.39	10.00	(e)
Oppenheimer International Growth	18.98	18.74	20.54	16.62	13.90	15.31	13.60	9.95	14.17	(e)
Oppenheimer Main Street	17.29	17.07	15.73	12.18	10.63	10.85	9.53	7.58	10.61	(e)
PIMCO CommodityRealReturn® Strategy	4.91	6.72	8.41	10.03	9.71	10.69	8.75	6.29	10.00	(i)
VY® Clarion Global Real Estate	13.41	13.82	12.36	12.13	9.82	10.55	9.26	7.06	10.00	(i)

Accumulation Unit Values

2008 Version Contracts with Separate Account Charges of 2.25% (includes 0.50% for GMAB)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Value at Inception Date
Fidelity® VIP Contrafund®	$19.77	$20.14	$18.45	$14.41	$12.69	$13.35	$11.67	$8.81	$12.67	(e)
Invesco V.I. Diversified Dividend	7.41	7.45	6.77	5.29	4.57	4.79	4.45	3.57	6.83	(e)
Invesco V.I. Global Health Care	20.52	20.40	17.47	12.75	10.81	10.66	10.38	8.34	11.04	(e)
Invesco V.I. Technology	15.45	14.83	13.68	11.21	10.33	11.16	9.43	6.14	9.21	(e)
Ivy Asset Strategy	10.63	11.86	12.81	10.47	—	—	—	—	10.00	(b)
MML Aggressive Allocation	13.36	13.82	13.38	10.76	9.54	9.96	8.79	6.73	9.57	(e)
MML Asset Allocation	—	—	—	—	10.24	10.32	9.39	8.24	10.59	(e)
MML Balanced Allocation	12.44	12.80	12.46	11.15	10.18	10.25	9.32	7.74	9.72	(e)
MML Blend	16.35	16.75	15.47	13.19	12.00	11.74	10.70	9.10	11.10	(e)
MML Blue Chip Growth	20.25	18.70	17.57	12.74	11.05	11.18	9.86	7.11	10.62	(e)
MML China (d)	—	—	14.12	12.98	10.60	13.40	13.13	7.89	10.00	(e)
MML Concentrated Growth	—	—	—	—	8.36	8.64	7.76	5.59	9.96	(e)
MML Conservative Allocation	12.33	12.69	12.38	11.40	10.49	10.49	9.62	8.13	9.79	(e)
MML Core Allocation	12.83	13.27	12.56	10.86	9.94	10.18	9.54	7.84	10.00	(e)
MML Emerging Growth	—	—	—	—	8.66	9.50	7.78	7.11	10.37	(e)
MML Enhanced Index Core Equity	—	—	—	—	10.37	10.37	9.31	7.69	10.74	(e)
MML Equity	15.01	15.93	14.64	11.27	9.95	10.60	9.47	7.43	10.91	(e)
MML Equity Income	14.85	16.35	15.59	12.31	10.76	11.11	9.91	8.12	11.39	(e)
MML Equity Index	16.35	16.61	15.04	11.70	10.39	10.47	9.37	7.62	10.70	(e)
MML Focused Equity	13.41	15.10	13.80	10.25	—	—	—	—	10.00	(f)
MML Foreign	12.07	12.92	14.22	12.08	10.41	11.84	11.59	9.18	12.45	(e)
MML Fundamental Growth	13.90	13.42	12.39	9.60	—	—	—	—	10.00	(f)
MML Fundamental Value	13.32	14.07	12.97	10.16	—	—	—	—	10.00	(f)
MML Global	12.14	12.62	12.46	9.96	8.26	8.85	8.05	6.25	9.16	(e)
MML Growth	15.58	14.98	14.18	11.20	9.75	10.47	9.06	6.68	10.00	(e)
MML Growth & Income	13.76	14.05	12.95	10.02	8.59	8.98	8.26	6.63	9.41	(e)
MML Growth Allocation	13.04	13.47	13.05	10.92	9.77	10.06	8.98	7.10	9.62	(e)
MML High Yield	12.74	13.22	13.42	12.41	10.89	10.53	—	—	10.00	(g)
MML Income & Growth	13.74	14.10	13.24	10.90	9.98	9.68	8.88	7.72	10.43	(e)
MML Inflation-Protected and Income	11.05	11.49	11.39	12.79	12.27	11.09	10.67	9.84	10.79	(e)
MML International	10.58	11.38	12.01	10.15	8.84	10.56	10.11	7.25	10.00	(e)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Value at Inception Date
MML International Equity	$8.43	$9.08	$—	$—	$—	$—	$—	$—	$10.00	(h)
MML Large Cap Growth	14.88	14.52	13.60	10.44	9.25	9.84	8.49	6.61	9.20	(e)
MML Managed Bond	12.64	13.06	12.58	13.11	12.71	12.14	11.64	10.83	10.94	(e)
MML Managed Volatility	12.80	12.74	12.51	10.89	9.86	10.52	9.60	7.54	10.97	(e)
MML Mid Cap Growth	19.35	18.56	16.81	12.61	11.36	11.80	9.44	6.67	9.92	(e)
MML Mid Cap Value	20.38	21.18	18.62	14.64	12.86	13.26	11.34	8.91	11.86	(e)
MML Moderate Allocation	12.75	13.15	12.77	11.13	10.09	10.24	9.25	9.99	9.69	(e)
MML Money Market (m)	8.54	8.73	8.93	9.13	9.34	9.55	9.77	7.35	10.00	(c)
MML NASDAQ-100®	—	—	—	—	12.95	12.87	11.03	7.54	10.76	(e)
MML Oppenheimer Small Company Opportunities (j)	—	—	—	—	—	—	—	7.35	11.15	(e)
MML Short-Duration Bond	9.86	10.02	10.13	10.28	10.24	10.13	—	—	10.00	(g)
MML Small Cap Equity	16.55	17.98	16.43	11.95	10.35	10.85	9.01	6.77	10.26	(e)
MML Small Cap Growth Equity	18.33	19.80	19.17	13.23	11.97	12.95	10.86	8.04	11.55	(e)
MML Small Cap Index	—	—	—	—	11.95	12.19	9.95	8.17	11.74	(e)
MML Small Company Value	18.98	20.57	20.99	16.34	14.54	15.10	12.81	—	10.00	(k)
MML Small/Mid Cap Value	16.66	18.07	16.93	12.57	10.82	11.99	9.70	6.97	10.74	(e)
MML Strategic Emerging Markets	8.34	9.96	10.80	11.84	10.45	13.78	12.07	6.89	10.00	(e)
MML T. Rowe Price Growth Equity (l)	—	—	—	—	—	—	—	5.75	8.66	(e)
MML Total Return Bond	9.91	10.14	9.93	10.35	—	—	—	—	10.00	(f)
Oppenheimer Capital Appreciation	15.34	15.19	13.49	10.66	9.58	9.94	9.31	6.61	10.29	(e)
Oppenheimer Conservative Balanced (o), (s)	10.53	10.71	10.14	9.19	8.39	8.55	7.76	6.52	10.42	(e)
Oppenheimer Discovery Mid Cap Growth	16.41	15.79	15.30	11.54	10.16	10.30	8.29	6.41	10.68	(e)
Oppenheimer Global	17.81	17.57	17.61	14.18	11.99	13.41	11.85	8.70	12.24	(e)
Oppenheimer Global Multi-Alternatives (p)	9.26	9.85	—	—	—	—	—	—	10.00	(h)
Oppenheimer Global Strategic Income	13.29	13.94	13.92	14.28	12.91	13.12	11.69	10.10	11.89	(e)
Oppenheimer High Income (q), (s)	—	—	—	—	3.07	3.22	2.88	2.34	9.80	(e)
Oppenheimer International Growth	17.94	17.79	19.60	15.94	13.40	14.84	13.24	9.74	13.88	(e)
Oppenheimer Main Street	16.34	16.21	15.01	11.68	10.25	10.51	9.28	7.42	10.40	(e)
PIMCO CommodityRealReturn® Strategy	4.68	6.44	8.09	9.71	9.44	10.44	8.60	6.21	10.00	(i)
VY® Clarion Global Real Estate	12.79	13.24	11.90	11.73	9.55	10.31	9.09	6.97	10.00	(i)

Accumulation Unit Values

2008 Version Contracts with Separate Account Charges of 2.15% (includes 0.40% for Annual Ratchet Death Benefit)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Value at Inception Date
Fidelity® VIP Contrafund®	$20.32	$20.68	$18.92	$14.76	$12.99	$13.65	$11.93	$9.00	$12.93	(e)
Invesco V.I. Diversified Dividend	7.62	7.65	6.94	5.43	4.68	4.89	4.54	3.65	6.96	(e)
Invesco V.I. Global Health Care	21.09	20.94	17.92	13.07	11.07	10.90	10.61	8.51	11.27	(e)
Invesco V.I. Technology	15.88	15.22	14.04	11.49	10.58	11.41	9.63	6.26	9.40	(e)
Ivy Asset Strategy	10.66	11.89	12.82	10.47	—	—	—	—	10.00	(b)
MML Aggressive Allocation	13.50	13.95	13.49	10.84	9.60	10.02	8.83	6.76	9.60	(e)
MML Asset Allocation	—	—	—	—	10.48	10.55	9.60	8.41	10.80	(e)
MML Balanced Allocation	12.57	12.92	12.56	11.24	10.24	10.31	9.36	7.77	9.75	(e)
MML Blend	16.80	17.20	15.87	13.51	12.29	12.01	10.93	9.29	11.33	(e)
MML Blue Chip Growth	20.82	19.20	18.02	13.06	11.31	11.43	10.08	7.25	10.83	(e)
MML China (d)	—	—	14.19	13.04	10.63	13.43	13.14	7.89	10.00	(e)
MML Concentrated Growth	—	—	—	—	8.56	8.84	7.93	5.70	10.17	(e)
MML Conservative Allocation	12.46	12.81	12.49	11.49	10.56	10.55	9.66	8.16	9.82	(e)
MML Core Allocation	12.92	13.35	12.63	10.90	9.97	10.21	9.55	7.84	10.00	(e)
MML Emerging Growth	—	—	—	—	8.87	9.72	7.94	7.26	10.58	(e)
MML Enhanced Index Core Equity	—	—	—	—	10.62	10.60	9.51	7.85	10.96	(e)
MML Equity	15.43	16.36	15.02	11.54	10.19	10.84	9.68	7.58	11.14	(e)
MML Equity Income	15.26	16.79	16.00	12.62	11.01	11.36	10.12	8.29	11.63	(e)
MML Equity Index	16.81	17.05	15.43	11.99	10.63	10.71	9.58	7.78	10.92	(e)
MML Focused Equity	13.46	15.14	13.82	10.26	—	—	—	—	10.00	(f)
MML Foreign	12.40	13.27	14.59	12.38	10.65	12.11	11.84	9.37	12.71	(e)
MML Fundamental Growth	13.95	13.46	12.41	9.60	—	—	—	—	10.00	(f)
MML Fundamental Value	13.37	14.11	12.99	10.17	—	—	—	—	10.00	(f)
MML Global	12.48	12.96	12.79	10.21	8.46	9.06	8.23	6.38	9.35	(e)
MML Growth	15.70	15.07	14.26	11.24	9.79	10.50	9.08	6.68	10.00	(e)
MML Growth & Income	14.15	14.43	13.29	10.27	8.79	9.18	8.43	6.77	9.60	(e)
MML Growth Allocation	13.18	13.60	13.16	11.00	9.84	10.11	9.02	7.13	9.66	(e)
MML High Yield	12.82	13.28	13.47	12.45	10.91	10.54	—	—	10.00	(g)
MML Income & Growth	14.12	14.48	13.58	11.17	10.21	9.90	9.07	7.88	10.65	(e)
MML Inflation-Protected and Income	11.35	11.80	11.68	13.11	12.56	11.34	10.90	10.04	11.01	(e)
MML International	10.66	11.45	12.08	10.19	8.87	10.58	10.12	7.25	10.00	(e)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Value at Inception Date
MML International Equity	$8.44	$9.09	$—	$—	$—	$—	$—	$—	$10.00	(h)
MML Large Cap Growth	15.29	14.91	13.95	10.70	9.47	10.06	8.68	6.74	9.39	(e)
MML Managed Bond	12.99	13.41	12.90	13.44	13.01	12.42	11.89	11.05	11.16	(e)
MML Managed Volatility	13.16	13.08	12.83	11.16	10.10	10.76	9.81	7.69	11.19	(e)
MML Mid Cap Growth	19.71	18.90	17.10	12.81	11.53	11.97	9.57	6.74	10.04	(i)
MML Mid Cap Value	20.94	21.75	19.10	15.00	13.17	13.56	11.59	9.09	12.10	(e)
MML Moderate Allocation	12.88	13.28	12.88	11.21	10.15	10.30	9.29	7.57	9.72	(c)
MML Money Market (m)	8.63	8.81	9.01	9.20	9.40	9.61	9.81	10.02	10.00	(c)
MML NASDAQ-100®	—	—	—	—	13.26	13.17	11.27	7.51	10.98	(e)
MML Oppenheimer Small Company Opportunities (j)	—	—	—	—	—	—	—	7.50	11.38	(e)
MML Short-Duration Bond	9.91	10.06	10.17	10.31	10.25	10.14	—	—	10.00	(g)
MML Small Cap Equity	17.01	18.46	16.86	12.24	10.59	11.09	9.21	6.91	10.47	(e)
MML Small Cap Growth Equity	18.84	20.33	19.66	13.56	12.25	13.24	11.09	8.21	11.78	(e)
MML Small Cap Index	—	—	—	—	12.24	12.47	10.16	8.34	11.98	(e)
MML Small Company Value	19.10	20.69	21.09	16.40	14.58	15.13	12.82	—	10.00	(k)
MML Small/Mid Cap Value	17.12	18.56	17.37	12.88	11.08	12.26	9.91	7.11	10.95	(e)
MML Strategic Emerging Markets	8.41	10.03	10.86	11.90	10.49	13.81	12.09	6.89	10.00	(e)
MML T. Rowe Price Growth Equity (l)	—	—	—	—	—	—	—	5.87	8.84	(e)
MML Total Return Bond	9.95	10.17	9.95	10.35	—	—	—	—	10.00	(f)
Oppenheimer Capital Appreciation	15.76	15.60	13.84	10.93	9.81	10.16	9.51	6.74	10.50	(e)
Oppenheimer Conservative Balanced (o), (s)	10.83	11.00	10.40	9.42	8.59	8.74	7.92	6.66	10.63	(e)
Oppenheimer Discovery Mid Cap Growth	16.87	16.21	15.69	11.82	10.40	10.54	8.47	6.54	10.90	(e)
Oppenheimer Global	18.30	18.04	18.06	14.53	12.28	13.71	12.11	8.88	12.49	(e)
Oppenheimer Global Multi-Alternatives (p)	9.28	9.86	—	—	—	—	—	—	10.00	(h)
Oppenheimer Global Strategic Income	13.66	14.32	14.27	14.64	13.22	13.42	11.94	10.31	12.13	(e)
Oppenheimer High Income (q), (s)	—	—	—	—	3.14	3.30	2.94	2.39	10.00	(e)
Oppenheimer International Growth	18.44	18.27	20.10	16.34	13.72	15.17	13.53	9.94	14.17	(e)
Oppenheimer Main Street	16.79	16.64	15.40	11.97	10.49	10.75	9.48	7.57	10.61	(e)
PIMCO CommodityRealReturn® Strategy	4.77	6.55	8.23	9.86	9.58	10.59	8.71	6.28	10.00	(i)
VY® Clarion Global Real Estate	13.03	13.48	12.10	11.92	9.69	10.46	9.21	7.05	10.00	(i)

Accumulation Unit Values

2008 Version Contracts with Separate Account Charges of 2.65% (includes 0.50% for GMAB and 0.40% for Annual Ratchet Death Benefit)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Value at Inception Date
Fidelity® VIP Contrafund®	$18.83	$19.25	$17.71	$13.88	$12.28	$12.97	$11.39	$8.63	$12.43	(e)
Invesco V.I. Diversified Dividend	7.06	7.12	6.50	5.10	4.43	4.65	4.34	3.50	6.69	(e)
Invesco V.I. Global Health Care	19.54	19.50	16.77	12.29	10.46	10.36	10.13	8.16	10.83	(e)
Invesco V.I. Technology	14.71	14.18	13.13	10.81	10.00	10.84	9.20	6.01	9.03	(e)
Ivy Asset Strategy	10.50	11.76	12.75	10.46	—	—	—	—	10.00	(b)
MML Aggressive Allocation	12.95	13.44	13.06	10.55	9.39	9.84	8.73	6.71	9.55	(e)
MML Asset Allocation	—	—	—	—	9.91	10.03	9.16	8.07	10.38	(e)
MML Balanced Allocation	12.05	12.45	12.17	10.94	10.02	10.13	9.25	7.71	9.69	(e)
MML Blend	15.57	16.01	14.85	12.71	11.61	11.41	10.44	8.91	10.89	(e)
MML Blue Chip Growth	19.29	17.88	16.86	12.28	10.69	10.86	9.62	6.96	10.41	(e)
MML China (d)	—	—	13.82	12.76	10.46	13.28	13.06	7.88	10.00	(e)
MML Concentrated Growth	—	—	—	—	8.09	8.39	7.57	5.47	9.77	(e)
MML Conservative Allocation	11.95	12.35	12.09	11.18	10.33	10.37	9.54	8.10	9.77	(e)
MML Core Allocation	12.46	12.94	12.29	10.67	9.81	10.09	9.49	7.83	10.00	(e)
MML Emerging Growth	—	—	—	—	8.38	9.23	7.59	6.96	10.16	(e)
MML Enhanced Index Core Equity	—	—	—	—	10.04	10.07	9.08	7.53	10.54	(e)
MML Equity	14.29	15.23	14.06	10.86	9.63	10.30	9.24	7.28	10.70	(e)
MML Equity Income	14.14	15.63	14.97	11.86	10.41	10.79	9.66	7.95	11.17	(e)
MML Equity Index	15.57	15.88	14.44	11.28	10.05	10.17	9.14	7.46	10.49	(e)
MML Focused Equity	13.22	14.94	13.70	10.22	—	—	—	—	10.00	(f)
MML Foreign	11.49	12.36	13.65	11.64	10.07	11.50	11.30	8.99	12.21	(e)
MML Fundamental Growth	13.69	13.28	12.30	9.57	—	—	—	—	10.00	(f)
MML Fundamental Value	13.13	13.92	12.88	10.13	—	—	—	—	10.00	(f)
MML Global	11.56	12.07	11.96	9.60	7.99	8.60	7.85	6.12	8.98	(e)
MML Growth	15.13	14.60	13.89	11.00	9.63	10.37	9.02	6.67	10.00	(e)
MML Growth & Income	13.11	13.43	12.44	9.66	8.31	8.72	8.05	6.49	9.23	(e)
MML Growth Allocation	12.64	13.10	12.74	10.71	9.62	9.94	8.91	7.08	9.60	(e)
MML High Yield	12.46	12.97	13.23	12.28	10.82	10.51	—	—	10.00	(g)
MML Income & Growth	13.08	13.48	12.70	10.50	9.65	9.40	8.66	7.56	10.23	(e)
MML Inflation-Protected and Income	10.52	10.98	10.93	12.33	11.87	10.77	10.41	9.64	10.58	(e)
MML International	10.27	11.10	11.76	9.97	8.72	10.46	10.06	7.24	10.00	(e)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Value at Inception Date
MML International Equity	$8.37	$9.06	$—	$—	$—	$—	$—	$—	$10.00	(h)
MML Large Cap Growth	14.17	13.88	13.05	10.06	8.95	9.55	8.28	6.47	9.02	(e)
MML Managed Bond	12.04	12.49	12.08	12.64	12.30	11.80	11.35	10.61	10.73	(e)
MML Managed Volatility	12.19	12.18	12.01	10.49	9.55	10.22	9.37	7.38	10.75	(e)
MML Mid Cap Growth	18.61	17.93	16.30	12.27	11.11	11.59	9.31	6.60	9.83	(e)
MML Mid Cap Value	19.40	20.25	17.87	14.11	12.45	12.89	11.06	8.72	11.63	(e)
MML Moderate Allocation	12.35	12.79	12.47	10.91	9.93	10.12	9.18	7.51	9.67	(e)
MML Money Market (m)	8.27	8.49	8.72	8.95	9.20	9.44	9.70	9.95	10.00	(c)
MML NASDAQ-100®	—	—	—	—	12.53	12.51	10.76	7.20	10.54	(e)
MML Oppenheimer Small Company Opportunities (j)	—	—	—	—	—	—	—	7.20	10.94	(e)
MML Short-Duration Bond	9.64	9.83	9.98	10.18	10.17	10.10	—	—	10.00	(g)
MML Small Cap Equity	15.76	17.19	15.78	11.52	10.01	10.54	8.79	6.63	10.06	(e)
MML Small Cap Growth Equity	17.45	18.93	18.40	12.75	11.58	12.58	10.59	7.87	11.32	(e)
MML Small Cap Index	—	—	—	—	11.56	11.84	9.70	8.00	11.52	(e)
MML Small Company Value	18.48	20.11	20.60	16.10	14.38	15.00	12.77	—	10.00	(k)
MML Small/Mid Cap Value	15.86	17.28	16.25	12.11	10.47	11.65	9.46	6.82	10.53	(e)
MML Strategic Emerging Markets	8.10	9.72	10.57	11.64	10.31	13.66	12.01	6.88	10.00	(e)
MML T. Rowe Price Growth Equity (l)	—	—	—	—	—	—	—	5.64	8.49	(e)
MML Total Return Bond	9.77	10.03	9.86	10.32	—	—	—	—	10.00	(f)
Oppenheimer Capital Appreciation	14.61	14.52	12.95	10.28	9.27	9.65	9.08	6.47	10.09	(e)
Oppenheimer Conservative Balanced (o), (s)	10.03	10.24	9.74	8.86	8.12	8.30	7.57	6.39	10.22	(e)
Oppenheimer Discovery Mid Cap Growth	15.63	15.09	14.69	11.12	9.83	10.01	8.08	6.28	10.47	(e)
Oppenheimer Global	16.96	16.80	16.90	13.67	11.60	13.03	11.56	8.52	12.00	(e)
Oppenheimer Global Multi-Alternatives (p)	9.20	9.83	—	—	—	—	—	—	10.00	(h)
Oppenheimer Global Strategic Income	12.66	13.33	13.36	13.77	12.49	12.75	11.40	9.89	11.66	(e)
Oppenheimer High Income (q), (s)	—	—	—	—	2.97	3.13	2.81	2.29	9.61	(e)
Oppenheimer International Growth	17.08	17.01	18.81	15.37	12.97	14.41	12.91	9.54	13.61	(e)
Oppenheimer Main Street	15.56	15.49	14.41	11.26	9.92	10.21	9.05	7.26	10.19	(e)
PIMCO CommodityRealReturn® Strategy	4.50	6.22	7.85	9.45	9.23	10.25	8.47	6.14	10.00	(i)
VY® Clarion Global Real Estate	12.30	12.79	11.54	11.42	9.34	10.12	8.96	6.90	10.00	(i)

Accumulation Unit Values

2008 Version Contracts with Separate Account Charges of 2.70% (includes 0.95% for GMAB)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
Fidelity® VIP Contrafund®	$19.27	$19.72	$18.14	$14.23	$12.59	$13.31	$12.63	(g)
Invesco V.I. Diversified Dividend	7.23	7.29	6.66	5.23	4.54	4.77	5.05	(g)
Invesco V.I. Global Health Care	20.00	19.97	17.19	12.60	10.73	10.63	10.56	(g)
Invesco V.I. Technology	15.06	14.52	13.46	11.08	10.25	11.13	10.01	(g)
Ivy Asset Strategy	10.48	11.75	12.74	10.46	—	—	10.00	(b)
MML Aggressive Allocation	13.03	13.53	13.16	10.63	9.47	9.93	9.46	(g)
MML Asset Allocation	—	—	—	—	10.17	10.29	9.77	(g)
MML Balanced Allocation	12.12	12.53	12.25	11.02	10.10	10.22	9.84	(g)
MML Blend	15.94	16.40	15.22	13.03	11.91	11.71	11.33	(g)
MML Blue Chip Growth	19.74	18.31	17.28	12.59	10.96	11.14	10.52	(g)
MML China (d)	—	—	13.89	12.82	10.52	13.36	12.67	(e)
MML Concentrated Growth	—	—	—	—	8.30	8.61	8.12	(g)
MML Conservative Allocation	12.02	12.43	12.18	11.27	10.42	10.46	10.10	(g)
MML Core Allocation	12.50	12.99	12.35	10.73	9.87	10.15	9.90	(g)
MML Emerging Growth	—	—	—	—	8.60	9.47	8.69	(g)
MML Enhanced Index Core Equity	—	—	—	—	10.30	10.34	10.02	(g)
MML Equity	14.63	15.60	14.40	11.13	9.88	10.57	10.18	(g)
MML Equity Income	14.48	16.01	15.34	12.16	10.68	11.08	10.95	(g)
MML Equity Index	15.94	16.27	14.80	11.56	10.31	10.44	10.07	(g)
MML Focused Equity	13.20	14.92	13.69	10.22	—	—	10.00	(f)
MML Foreign	11.76	12.66	13.99	11.94	10.33	11.81	11.32	(g)
MML Fundamental Growth	13.67	13.26	12.29	9.57	—	—	10.00	(f)
MML Fundamental Value	13.10	13.91	12.87	10.13	—	—	10.00	(f)
MML Global	11.83	12.36	12.26	9.84	8.20	8.83	8.27	(g)
MML Growth	15.19	14.67	13.95	11.06	9.68	10.44	9.72	(g)
MML Growth & Income	13.42	13.76	12.74	9.90	8.53	8.95	8.69	(g)
MML Growth Allocation	12.71	13.19	12.84	10.79	9.70	10.03	9.58	(g)
MML High Yield	12.42	12.94	13.20	12.26	10.81	10.50	10.00	(g)
MML Income & Growth	13.39	13.81	13.02	10.77	9.90	9.65	9.59	(g)
MML Inflation-Protected and Income	10.77	11.25	11.20	12.64	12.18	11.06	10.89	(g)
MML International	10.31	11.15	11.82	10.03	8.77	10.53	9.87	(g)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
MML International Equity	$8.36	$9.06	$—	$—	$—	$—	$10.00	(h)
MML Large Cap Growth	14.51	14.22	13.37	10.31	9.18	9.81	8.96	(g)
MML Managed Bond	12.33	12.79	12.37	12.96	12.62	12.11	11.92	(g)
MML Managed Volatility	12.48	12.47	12.31	10.76	9.79	10.49	10.15	(g)
MML Mid Cap Growth	18.86	18.18	16.54	12.46	11.28	11.77	10.71	(g)
MML Mid Cap Value	19.86	20.74	18.32	14.46	12.77	13.22	12.55	(g)
MML Moderate Allocation	12.43	12.88	12.56	10.99	10.01	10.21	9.80	(g)
MML Money Market (m)	8.32	8.55	8.78	9.02	9.27	9.53	9.70	(g)
MML NASDAQ-100®	—	—	—	—	12.85	12.84	11.97	(g)
MML Short-Duration Bond	9.61	9.81	9.96	10.16	10.16	10.10	10.00	(g)
MML Small Cap Equity	16.13	17.60	16.17	11.81	10.27	10.81	10.31	(g)
MML Small Cap Growth Equity	—	19.39	18.86	13.08	11.88	12.91	12.10	(g)
MML Small Cap Index	17.87	—	—	—	11.86	12.15	11.57	(g)
MML Small Company Value	18.50	20.14	20.64	16.15	14.43	15.06	14.71	(g)
MML Small/Mid Cap Value	16.24	17.70	16.65	12.42	10.74	11.95	11.69	(g)
MML Strategic Emerging Markets	8.13	9.76	10.62	11.70	10.37	13.74	12.30	(g)
MML Total Return Bond	9.75	10.02	9.86	10.32	—	—	10.00	(f)
Oppenheimer Capital Appreciation	14.95	14.88	13.27	10.54	9.51	9.91	9.54	(g)
Oppenheimer Discovery Mid Cap Growth	16.00	15.46	15.05	11.40	10.08	10.27	9.11	(g)
Oppenheimer Global	17.36	17.20	17.32	14.01	11.90	13.37	12.49	(g)
Oppenheimer Global Multi-Alternatives (p)	9.19	9.82	—	—	—	—	10.00	(h)
Oppenheimer Global Strategic Income	12.96	13.66	13.69	14.11	12.82	13.08	12.26	(g)
Oppenheimer International Growth	17.49	17.42	19.28	15.75	13.30	14.79	13.51	(g)
Oppenheimer Main Street	15.93	15.87	14.77	11.54	10.17	10.48	9.88	(g)
PIMCO CommodityRealReturn® Strategy	4.56	6.31	7.96	9.59	9.37	10.41	8.58	(i)
VY® Clarion Global Real Estate	12.46	12.97	11.70	11.59	9.48	10.28	9.67	(i)

Accumulation Unit Values

2008 Version Contracts with Separate Account Charges of 3.10% (includes 0.95% for GMAB and 0.40% for Annual Ratchet Death Benefit)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
Fidelity® VIP Contrafund®	$18.35	$18.85	$17.42	$13.72	$12.18	$12.93	$12.30	(g)
Invesco V.I. Diversified Dividend	6.88	6.97	6.39	5.04	4.39	4.63	4.92	(g)
Invesco V.I. Global Health Care	19.05	19.10	16.50	12.14	10.38	10.33	10.29	(g)
Invesco V.I. Technology	14.34	13.88	12.92	10.68	9.92	10.81	9.75	(g)
Ivy Asset Strategy	10.35	11.65	12.68	10.45	—	—	10.00	(b)
MML Aggressive Allocation	12.62	13.16	12.85	10.43	9.32	9.81	9.37	(g)
MML Asset Allocation	—	—	—	—	9.84	10.00	9.52	(g)
MML Balanced Allocation	11.75	12.19	11.97	10.81	9.94	10.10	9.75	(g)
MML Blend	15.18	15.68	14.61	12.56	11.53	11.38	11.04	(g)
MML Blue Chip Growth	18.80	17.51	16.59	12.14	10.61	10.83	10.24	(g)
MML China (d)	—	—	13.59	12.60	10.38	13.24	12.59	(g)
MML Concentrated Growth	—	—	—	—	8.03	8.37	7.91	(g)
MML Conservative Allocation	11.65	12.09	11.90	11.05	10.25	10.34	10.01	(g)
MML Core Allocation	12.14	12.67	12.09	10.54	9.74	10.06	9.84	(g)
MML Emerging Growth	—	—	—	—	8.32	9.20	8.46	(g)
MML Enhanced Index Core Equity	—	—	—	—	9.96	10.04	9.76	(g)
MML Equity	13.93	14.92	13.83	10.73	9.56	10.27	9.92	(g)
MML Equity Income	13.79	15.31	14.72	11.72	10.33	10.76	10.67	(g)
MML Equity Index	15.18	15.55	14.21	11.14	9.98	10.14	9.81	(g)
MML Focused Equity	13.00	14.76	13.60	10.19	—	—	10.00	(f)
MML Foreign	11.20	12.10	13.43	11.50	9.99	11.47	11.02	(g)
MML Fundamental Growth	13.47	13.12	12.21	9.54	—	—	10.00	(f)
MML Fundamental Value	12.91	13.76	12.79	10.10	—	—	10.00	(f)
MML Global	11.27	11.82	11.77	9.49	7.93	8.58	8.05	(g)
MML Growth	14.75	14.30	13.66	10.87	9.55	10.34	9.66	(g)
MML Growth & Income	12.78	13.16	12.23	9.54	8.25	8.70	8.46	(g)
MML Growth Allocation	12.32	12.83	12.54	10.58	9.55	9.91	9.49	(g)
MML High Yield	12.14	12.70	13.01	12.13	10.74	10.47	10.00	(g)
MML Income & Growth	12.75	13.20	12.50	10.38	9.58	9.38	9.35	(g)
MML Inflation-Protected and Income	10.26	10.76	10.75	12.18	11.78	10.74	10.61	(g)
MML International	10.02	10.87	11.57	9.85	8.66	10.43	9.80	(g)

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
MML International Equity	$8.31	$9.03	$—	$—	$—	$—	$10.00	(h)
MML Large Cap Growth	13.81	13.59	12.84	9.94	8.88	9.53	8.72	(g)
MML Managed Bond	11.74	12.23	11.88	12.49	12.21	11.76	11.61	(g)
MML Managed Volatility	11.88	11.93	11.81	10.37	9.47	10.19	9.88	(g)
MML Mid Cap Growth	18.14	17.56	16.04	12.13	11.02	11.55	10.54	(g)
MML Mid Cap Value	18.92	19.83	17.58	13.94	12.36	12.85	12.23	(g)
MML Moderate Allocation	12.04	12.53	12.26	10.78	9.86	10.09	9.71	(g)
MML Money Market (m)	8.06	8.32	8.58	8.85	9.13	9.41	9.61	(g)
MML NASDAQ-100®	—	—	—	—	12.44	12.47	11.66	(g)
MML Short-Duration Bond	9.40	9.63	9.82	10.05	10.09	10.07	10.00	(g)
MML Small Cap Equity	15.36	16.83	15.52	11.38	9.94	10.51	10.04	(g)
MML Small Cap Growth Equity	17.01	18.54	18.10	12.60	11.49	12.54	11.79	(g)
MML Small Cap Index	—	—	—	—	11.48	11.81	11.27	(g)
MML Small Company Value	18.01	19.69	20.26	15.91	14.28	14.96	14.65	(g)
MML Small/Mid Cap Value	15.46	16.92	15.99	11.97	10.39	11.61	11.38	(g)
MML Strategic Emerging Markets	7.90	9.51	10.40	11.50	10.24	13.61	12.22	(g)
MML Total Return Bond	9.61	9.91	9.79	10.29	—	—	9.30	(f)
Oppenheimer Capital Appreciation	14.24	14.22	12.74	10.15	9.20	9.63	8.88	(g)
Oppenheimer Discovery Mid Cap Growth	15.24	14.78	14.45	10.99	9.76	9.98	8.72	(g)
Oppenheimer Global	16.53	16.45	16.63	13.50	11.52	12.99	12.17	(g)
Oppenheimer Global Multi-Alternatives (p)	9.13	9.80	—	—	—	—	10.00	(h)
Oppenheimer Global Strategic Income	12.34	13.06	13.14	13.60	12.40	12.71	11.95	(g)
Oppenheimer International Growth	16.65	16.66	18.51	15.18	12.87	14.37	13.16	(g)
Oppenheimer Main Street	15.17	15.17	14.18	11.12	9.84	10.18	9.62	(g)
PIMCO CommodityRealReturn® Strategy	4.39	6.09	7.72	9.34	9.16	10.22	8.44	(g)
VY® Clarion Global Real Estate	11.99	12.53	11.35	11.29	9.27	10.09	9.52	(g)

Accumulation Units Outstanding – 2008 Version

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fidelity® VIP Contrafund® (e)	1,576,775	1,435,330	1,288,347	1,121,511	959,347	668,376	548,986	306,734
Invesco V.I. Diversified Dividend (e)	638,496	522,615	360,222	170,053	129,609	86,871	46,065	17,469
Invesco V.I. Global Health Care (e)	365,310	266,827	209,259	97,169	58,499	29,516	13,337	11,170
Invesco V.I. Technology (e)	141,750	102,219	80,711	66,754	73,805	50,536	10,457	5,513

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Ivy Asset Strategy (b)	536,670	492,980	179,479	8,891	—	—	—	—
MML Aggressive Allocation (e)	938,488	879,408	800,029	673,496	764,803	519,962	317,461	130,973
MML Asset Allocation (e)	—	—	—	—	360,011	300,095	252,856	107,488
MML Balanced Allocation (e)	8,742,682	8,841,283	8,180,145	7,335,257	6,467,861	5,410,889	5,306,827	1,884,202
MML Blend (e)	1,163,048	1,118,544	998,997	822,054	492,329	339,541	200,996	57,746
MML Blue Chip Growth (e)	671,508	596,303	511,852	458,356	331,359	235,571	204,373	105,468
MML China (d), (e)	—	—	50,038	57,056	54,195	47,562	15,307	4,359
MML Concentrated Growth (e)	—	—	—	—	64,588	64,344	52,956	34,007
MML Conservative Allocation (e)	8,389,095	8,705,167	8,605,043	8,259,254	6,757,639	6,441,326	4,719,154	1,738,919
MML Core Allocation (e)	15,521,590	13,464,254	11,297,449	10,108,568	9,412,415	8,498,828	7,147,297	2,537,144
MML Emerging Growth (e)	—	—	—	—	37,463	25,643	10,650	8,342
MML Enhanced Index Core Equity (e)	—	—	—	—	26,796	16,582	12,275	4,520
MML Equity (e)	1,168,780	992,596	779,085	659,067	481,425	288,032	222,022	90,282
MML Equity Income (e)	936,452	984,245	953,920	909,481	790,695	592,657	557,120	308,759
MML Equity Index (e)	486,060	410,931	302,975	212,856	122,362	69,454	44,751	18,115
MML Focused Equity (f)	116,749	139,121	92,018	2,459	—	—	—	—
MML Foreign (e)	316,153	268,163	183,429	179,540	195,898	163,357	111,907	69,742
MML Fundamental Growth (f)	34,488	28,877	10,801	2,408	—	—	—	—
MML Fundamental Value (f)	125,670	147,376	67,623	1,508	—	—	—	—
MML Global (e)	255,270	217,668	175,092	124,132	97,305	46,271	20,281	19,890
MML Growth (e)	1,903,652	1,839,426	1,630,850	1,424,472	1,222,529	883,070	735,431	331,420
MML Growth & Income (e)	336,205	377,101	376,872	401,084	388,622	365,277	314,784	102,957
MML Growth Allocation (e)	12,956,952	13,140,460	13,218,971	14,105,783	14,708,098	14,749,977	13,876,609	7,702,658
MML High Yield (g)	524,692	537,963	416,588	372,492	162,318	41,849	—	—
MML Income & Growth (e)	412,242	369,050	359,378	357,459	257,984	158,166	92,848	22,130
MML Inflation-Protected and Income (e)	1,446,624	1,566,599	1,781,574	2,179,769	1,594,421	866,862	613,211	231,242
MML International (e)	1,241,570	1,095,838	1,025,628	1,008,265	953,917	815,383	710,565	395,239
MML International Equity (h)	58,490	6,021	—	—	—	—	—	—
MML Large Cap Growth (e)	89,709	80,733	44,962	43,889	42,446	27,914	19,138	14,847
MML Managed Bond (e)	4,280,000	4,006,317	3,590,465	3,370,099	2,312,198	1,381,148	760,949	261,369
MML Managed Volatility (e)	770,543	719,292	680,195	635,644	578,012	512,933	432,887	289,429
MML Mid Cap Growth (e)	1,013,976	952,647	807,901	757,775	635,648	451,749	372,257	246,904
MML Mid Cap Value (e)	467,101	415,233	346,238	283,914	274,900	212,648	161,411	87,741
MML Moderate Allocation (e)	32,193,955	30,682,053	26,729,167	22,409,585	18,652,924	15,107,377	12,070,041	7,651,819

Sub-Account	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
MML Money Market (c), (m)	489,145	635,962	560,197	688,783	127,872	58,769	122,723	18,035
MML NASDAQ-100® (e)	—	—	—	—	59,244	30,961	16,279	1,747
MML Oppenheimer Small Company Opportunities (e), (j)	—	—	—	—	—	—	—	30,650
MML Short-Duration Bond (g)	828,450	832,225	756,149	692,953	447,467	174,874	—	—
MML Small Cap Equity (e)	213,800	196,013	182,839	149,833	135,278	102,305	94,265	26,730
MML Small Cap Growth Equity (e)	135,048	126,599	88,581	96,493	90,207	72,055	58,850	25,407
MML Small Cap Index (e)	—	—	—	—	112,798	85,110	84,685	49,556
MML Small Company Value (k)	122,307	113,860	104,675	77,687	59,505	34,299	8,309	—
MML Small/Mid Cap Value (e)	273,949	242,729	194,448	176,661	167,197	128,597	108,739	74,094
MML Strategic Emerging Markets (e)	191,717	174,569	152,079	141,977	129,844	83,615	42,249	25,377
MML T. Rowe Price Growth Equity (e), (l)	—	—	—	—	—	—	—	20,820
MML Total Return Bond	306,583	293,217	273,930	144,827	—	—	—	—
Oppenheimer Capital Appreciation (e)	302,317	225,046	202,357	224,610	178,508	158,247	131,419	69,044
Oppenheimer Conservative Balanced (e), (n), (o)	2,567	2,566	2,565	2,563	3,356	3,354	9,820	65,282
Oppenheimer Discovery Mid Cap Growth (e)	131,422	109,986	114,144	109,909	86,955	37,819	15,739	5,763
Oppenheimer Global (e)	744,210	706,856	586,081	528,739	489,228	310,644	242,736	147,682
Oppenheimer Global Multi-Alternatives (h), (p)	45,439	50,340	—	—	—	—	—	—
Oppenheimer Global Strategic Income (e)	1,531,859	1,546,116	1,532,926	1,479,503	1,397,878	1,177,363	987,820	481,221
Oppenheimer High Income (e), (q), (s)	—	—	—	—	6,144	6,546	15,556	23,387
Oppenheimer International Growth (e)	319,693	340,636	304,140	271,989	220,479	175,634	134,491	62,733
Oppenheimer Main Street (e)	86,460	80,141	75,949	88,331	55,492	25,429	14,968	3,174
PIMCO CommodityRealReturn® Strategy (i)	463,281	402,101	383,973	377,232	390,672	247,746	164,838	90,468
VY® Clarion Global Real Estate (i)	322,171	292,883	279,289	230,320	205,602	160,162	127,066	83,090

Notes to Condensed Financial Information

(a)	Commencement of public offering was February 18, 2004.
(b)	Commencement of public offering was October 31, 2012.
(c)	Commencement of public offering was January 19, 2008.
(d)	Effective April 28, 2014, MML China merged into MML Foreign.
(e)	Commencement of public offering was September 8, 2008.
(f)	Commencement of public offering was May 1, 2012.
(g)	Commencement of public offering was May 1, 2010.
(h)	Commencement of public offering was May 1, 2014.
(i)	Commencement of public offering was May 1, 2006.
(j)	Effective May 1, 2009, MML Oppenheimer Small Company Opportunities was merged into MML Oppenheimer Small Cap Equity.
(k)	Commencement of public offering was May 1, 2009.
(l)	Effective May 1, 2009, MML T. Rowe Price Growth Equity was merged into MML T. Rowe Price Blue Chip Growth.
(m)	Effective on or about May 1, 2016, known as MML U.S. Government Money Market.

(n)	Unavailable in Pre-2008 Version contracts issued on or after May 1, 2009. For Pre-2008 Version contracts issued prior to May 1, 2009, you may not allocate any new money to this sub-account via purchase payments or transfers.
(o)	This sub-account was formerly known as Oppenheimer Capital Income.
(p)	This sub-account was formerly known as Oppenheimer Diversified Alternatives.
(q)	Effective October 26, 2012, Oppenheimer High Income was merged into Oppenheimer Global Strategic Income.
(r)	This sub-account is unavailable in contracts issued on or after January 19, 2008.
(s)	Unavailable in 2008 Version contracts issued on or after May 1, 2009. For 2008 Version contracts issued prior to May 1, 2009, you may not allocate any new money to this sub-account via purchase payments or transfers.
(t)	Effective on or about April 29, 2016, known as Oppenheimer Government Money.

Appendix B

Additional Features Unavailable to New Sales

Guaranteed Minimum Income Benefit (GMIB)

We no longer sell contracts offering the GMIB. If you applied for your contract before April 1, 2009 and you elected a GMIB feature, see the chart below to identify which GMIB feature(s) were available to you when we issued your contract.

GMIB 5

The GMIB 5 is not available in contracts we currently issue.

GMIB 5 was available if you applied for your contract from 9/1/2007 to 3/31/2009 (subject to state availability).

Certain aspects of the GMIB 5 vary depending on when we issued your contract. See “GMIB 5 & GMIB 6 – 2008 and Pre-2008 Version.”

GMIB 6

The GMIB 6 is not available in contracts we currently issue.

GMIB 6 was available if you applied for your contract from 9/1/2007 to 12/2/2008 (subject to state availability).

Certain aspects of the GMIB 6 vary depending on when we issued your contract. See “GMIB 5 & GMIB 6 – 2008 and Pre-2008 Version.”

Basic GMIB

The Basic GMIB is not available in contracts we currently issue.

The Basic GMIB was available if you applied for your contract prior to 9/1/2007 (subject to state availability) or after 9/1/2007 in a state where GMIB 5 and GMIB 6 were unavailable.

Important GMIB Considerations

•	Withdrawals reduce the value of the GMIB. To understand the impact of withdrawals on the GMIB value see the following sections in this appendix: “GMIB 5 & GMIB 6 – Adjustment for Withdrawals” or “Basic GMIB – How is the GMIB Value Calculated?”
•	This feature may not be appropriate for all contract owners. You should understand the GMIB completely before you elect this feature.
•	The GMIB does not in any way guarantee the performance of any of the investment choices available under this contract.
•	For the GMIB 5 and GMIB 6, any purchase payments made after the second contract year will not increase the GMIB value, unless the GMIB value is reset.
•	For the Basic GMIB any purchase payments made after the second contract year will not increase the GMIB value.
•	Because the charge for the GMIB 5 and GMIB 6 is a percentage of the GMIB value, an increase in the GMIB value will result in an increase in the cost of the feature.
•	Consult a tax adviser before considering the GMIB in conjunction with a tax-qualified contract because IRS minimum distribution requirements may negatively impact the benefit.
•	Please consult with a qualified financial professional when you are evaluating the GMIB and all other aspects of the contract.

GMIB 5 & GMIB 6

(MassMutual Guaranteed Income Plus 5 & MassMutual Guaranteed Income Plus 6)

The GMIB 5 and GMIB 6 are not available in contracts we currently issue. GMIB 5 was available if you applied for your contract from September 1, 2007 to March 31, 2009 (subject to state availability). GMIB 6 was available if you applied for your contract from September 1, 2007 to December 2, 2008 (subject to state availability). Certain aspects of the GMIB 5 & GMIB 6 vary depending on when we issued your contract. See “GMIB 5 & GMIB 6 – 2008 and Pre-2008 Version.”

What are GMIB 5 and GMIB 6?  GMIB 5 and GMIB 6 are features you can elect when we issue your contract. Each sets a minimum floor for a future amount that you may apply to an annuity option. We call that amount the GMIB value.

Examples.  For examples of how the benefit may work see “Appendix E – MassMutual Guaranteed Income Plus 5 Examples – 2008 Version.”

2008 and Pre-2008 Versions.  This prospectus describes two versions of the Evolution contract: the 2008 Version (applied for on or after 9/8/2008, subject to state availability); and the Pre-2008 Version (applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable). In this section we will note when there are differences between the 2008 Version of GMIB 5 and GMIB 6 and the Pre-2008 Version.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Benefit Waiting Period.  You are not eligible to apply your GMIB value to an annuity option until after your benefit waiting period. The benefit waiting period equals ten contract years, so you become eligible to apply your GMIB value to an annuity option:

•	on your tenth contract anniversary; or
•	if your GMIB value is reset, on the tenth contract anniversary following the most recent reset.

Your first contract anniversary is one year from the date we issued your contract.

For additional eligibility requirements see “GMIB 5 & GMIB 6 – Eligibility for the GMIB Value.”

How is the GMIB Value Calculated?  When we issue your contract, your GMIB value will equal your initial purchase payment increased by a compound annual interest rate of 5% for GMIB 5 or 6% for GMIB 6.

Additional purchase payments made within the first two contract years are added to the GMIB value, increased on a pro-rated basis from the date of receipt until the end of that contract year by an annual interest rate of 5% for GMIB 5 or 6% for GMIB 6. If you make a withdrawal, we reduce your GMIB value by an adjustment for withdrawals.

On each contract anniversary we will increase your GMIB value by an annual interest rate of 5% for GMIB 5 or 6% for GMIB 6 and continue to make any adjustment for withdrawals. If your GMIB value is reset, we recalculate your GMIB value as described in “GMIB 5 & GMIB 6 – What Happens On A Reset Date?” If your GMIB value is reset, then on that date we will use the new GMIB value when calculating the 5% or 6% increase. Contract anniversary values are that day’s values as of the close of the New York Stock Exchange.

Discontinuation of Crediting of Annual Interest to the GMIB Value

Crediting of the annual interest rate to the GMIB value for the GMIB 5 and GMIB 6 will only be discontinued:

•	on the contract anniversary following the annuitant attaining age 90 (for the 2008 Version) or 85 (for the pre-2008 Version);
•	if the contract value is fully annuitized;
•	if the GMIB value is fully annuitized;
•	if the GMIB 5 or GMIB 6 is terminated; or
•	if the contract is terminated.

(The term “fully annuitized” means “fully applied to an annuity option.”)

Adjustment for Withdrawals.  If you make a withdrawal, we recalculate the GMIB value by making an adjustment for withdrawals. There are two types of adjustments for withdrawals:

Dollar For Dollar Adjustment

During each contract year, we will lower your GMIB value for each dollar that you withdraw up to and equal to the current contract year interest credited on your GMIB value.

Pro-Rata Adjustment

During each contract year, for any amount you withdraw that exceeds the current contract year interest credited on your GMIB value, the GMIB value will be further reduced by a pro-rata adjustment. Such a withdrawal will negatively impact your GMIB value. We use the percentage of contract value withdrawn to lower the GMIB value by the same percentage. This may result in a larger reduction in the GMIB value than the actual dollar amount of the withdrawal.

The following is an example of a pro-rata adjustment to the GMIB value:

The values shown are based on the following assumptions:

•	the owner is age 60 when we issue the contract;
•	the annuitant and the owner are the same person;
•	the initial purchase payment is equal to $100,000; and

•	there is a hypothetical rate of return such that the contract value in contract year 5 prior to the withdrawal is equal to $127,322

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit
1	61	$100,000	$0	$104,916	$105,000	$0
2	62		0	110,074	110,250	0
3	63		0	115,485	115,763	0
4	64		0	121,161	121,551	0
5	65		12,000	115,322	115,613	0
6	66		0	120,791	121,394	0

The example shows the following:

•	On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.
•	Each contract year the GMIB value is increased by 5%.
•	A withdrawal of $12,000 is taken in contract year 5. Because this withdrawal is greater than the interest credited to the GMIB value during the current contract year, the GMIB value is:

1)	reduced dollar for dollar up to the interest credited during the current contract year; and
2)	reduced in direct proportion to the contract value reduction for the amount of the withdrawal greater than the GMIB interest credited during the current contract year.

•	The GMIB interest credited during contract year 5 is equal to $6,077.
•	The withdrawal amount is equal to $12,000.
•	The excess withdrawal amount is equal to $5,923 ($12,000 – $6,077).
•	The contract value prior to the excess withdrawal is equal to $121,245 ($127,322 – $6,077).
•	The contract value after the excess withdrawal is equal to $115,322 ($121,245 – $5,923).
•	The GMIB value prior to the withdrawal is equal to $127,628.
•	The GMIB value prior to the excess withdrawal is equal to $121,551 ($127,628 – $6,077).
•	The GMIB value after the excess withdrawal = the GMIB value prior to the excess withdrawal – ((excess withdrawal / contract value prior to the excess withdrawal) x (the GMIB value prior to the excess withdrawal)).

The GMIB value = $121,551 – (($5,923 / $121,245) x ($121,551))

                                                 = $121,551 – $5,938 = $115,613.

We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the GMIB value.

Withdrawals may be subject to a contingent deferred sales charge.

The Reset Date for the 2008 Version  (for contracts applied for on or after 9/8/2008, subject to state availability).  For the 2008 Version a reset date will automatically occur on your first contract anniversary and each subsequent contract anniversary, unless you request otherwise in writing. Your written request must be received in good order at our Service Center prior to the close of the New York Stock Exchange on the business day before your contract anniversary for the request to be effective on that anniversary. Once the annuitant is over age 80 the reset option is no longer available so there are no longer reset dates.

The Reset Date for the Pre-2008 Version  (for contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable).  For the Pre-2008 Version we will not schedule an initial reset date until you request one. Once you request an initial reset date we will automatically schedule future reset dates for each subsequent contract anniversary unless you request otherwise in writing. Reset dates may occur on your second contract anniversary and any subsequent contract anniversary. To request a reset or to cancel a reset a written request must be received in good order at our Service Center prior to the close of the New York Stock Exchange on the business day before your contract anniversary for the request to be effective on that anniversary. Once the annuitant is over age 75 the reset option is no longer available so there are no longer reset dates.

What Happens on a Reset Date?  As of the close of the New York Stock Exchange on the business day prior to the reset date, we will compare your GMIB value to your contract value.

1)	If at the close of the New York Stock Exchange on the business day just prior to the reset date your contract value exceeds the GMIB value, then we will reset your GMIB value by increasing it to equal that contract value. The increase will occur on the reset date. Additionally, the following will occur:

a)	On the reset date you will begin a new ten year benefit waiting period.
b)	On the reset date we will use the new GMIB value to calculate the 5% or 6% increase.

You may not apply the GMIB value to an annuity option until on or after the tenth contract anniversary following the most recent reset.

2)	If at the close of the New York Stock Exchange on the business day just prior to the reset date your contract value is less than the GMIB value, the following will occur:

a)	Your GMIB value will not be reset.
b)	The current benefit waiting period will remain in place.

Reset Examples

Example 1

Assuming:

•	You elect GMIB 5.
•	A reset is scheduled for your contract anniversary.
•	On the close of the business day just prior to your contract anniversary your contract value is $120,000 and your GMIB value is $110,250.

Then:

•	Since your contract value is higher than your GMIB value we reset your GMIB value to equal $120,000.
•	Your benefit waiting period is extended to equal 10 years from this contract anniversary.
•	On this contract anniversary $6,000 is the interest credited on your GMIB value for the contract year ($120,000 x 5% for GMIB 5 = $6,000).
•	During the contract year:

a)	you may withdraw up to $6,000 and we will make a dollar for dollar adjustment for withdrawals to your GMIB value;
b)	for any withdrawal amount that exceeds $6,000 during the contract year we will make a pro-rata adjustment for withdrawals to your GMIB value.

Example 2

Assuming:

•	You elect GMIB 5.
•	A reset is scheduled for your contract anniversary.
•	On the close of the business day just prior to your contract anniversary your contract value is $90,000 and your GMIB value is $110,250.

Then:

•	Since your contract value is less than your GMIB value we do not reset your GMIB value to equal your contract value. So your GMIB value remains at $110,250.
•	Your benefit waiting period is unchanged.
•	On this contract anniversary $5,513 is the interest credited on your GMIB value for the contract year ($110,250 x 5% for GMIB 5 = $5,513).
•	During the contract year:

a)	you may withdraw up to $5,513 and we will make a dollar for dollar adjustment for withdrawals to your GMIB value;
b)	for any withdrawal amount that exceeds $5,513 during the contract year we will make a pro-rata adjustment for withdrawals to your GMIB value.

For additional examples see “Appendix E – MassMutual Guaranteed Income Plus 5 Examples – 2008 Version.”

Eligibility for the GMIB Value.  You will be eligible to apply all of the GMIB value to an annuity option or a minimum of $10,000 of the GMIB value to an annuity option if:

1)	you elected GMIB 5 or GMIB 6 at time of contract issue and you do not cancel the feature;
2)	you participated in an approved Asset Allocation Program at the time of contract issue and until your contract enters the income phase (see “Transfers and Transfer Programs – Asset Allocation Programs”);
3)	your annuity start date is on the tenth or a subsequent contract anniversary or, if your GMIB value was reset, your annuity start date is on the tenth or a subsequent contract anniversary after the last reset (except as described under item 7);
4)	the annuitant is at least age 60 (except as described under item 7);
5)	the annuitant is not older than age 90 (for the 2008 Version) or not older than age 85 (for the Pre-2008 Version); and
6)	you elect an annuity option available for use with the GMIB value. Available options are as follows:

a)	For the 2008 Version you may elect fixed annuity payments. You may not elect a period certain only annuity option. You may apply all or a minimum of $10,000 of the GMIB value to a lifetime annuity option or a lifetime annuity option with period certain within the following guidelines: If your lifetime annuity option includes a period certain, the period certain cannot be greater than 20 years if the annuitant is age 80 or under; 10 years if the annuitant is at or between age 81 and age 90; and for contracts issued in New York: 15 years if the annuitant is age 65 or under; 10 years if the annuitant is at or between age 66 and age 75; and 5 years if the annuitant is at or between age 76 and age 90.
b)	For the Pre-2008 Version, you may elect fixed and/or variable payments. You may apply all or a minimum of $10,000 of the GMIB value to any of our available annuity options, however, if you elect an annuity option with a period certain only, it must be for a period certain of twenty or more years.

Additionally:

7) a)	For the 2008 Version, if your contract value is equal to zero, you will be eligible to apply all of the GMIB value to an annuity option if you meet the requirements of items 1, 2 and 6(a) and the annuitant is age 90 or younger. In some cases, your contract value and your GMIB value may both equal zero. In this case, there is no value to apply to an annuity option.
b)	For the Pre-2008 Version, if your contract value is equal to zero, you will be eligible to apply all of the GMIB value to an annuity option if you meet the requirements of items 1, 2 and 6(b) and the annuitant is age 85 or younger. In some cases, your contract value and your GMIB value may both equal zero. In this case, there is no value to apply to an annuity option.

Fixed Annuity Payment Amounts and the GMIB.  When you enter the income phase, we calculate fixed annuity payments using the values which provide the most favorable annuity payment, either:

1)	the GMIB value and the fixed guaranteed payout rates in your contract;
2)	your contract value and the fixed guaranteed payout rates in your contract; or
3)	your contract value and our single premium immediate annuity rates available on the date we calculate your annuity payments.

Variable Annuity Payment Amounts and the GMIB.  For the Pre-2008 Version you may elect fixed and/or variable annuity payments. For the 2008 Version you may not elect variable payments. We calculate the initial variable annuity payment using the values which provide the most favorable annuity payment, either:

1)	the GMIB value and the fixed guaranteed payout rates in your contract; or
2)	your contract value and the variable guaranteed payout rates.

Future variable payments will depend on the performance of the funds you select. If the actual performance on an annualized basis exceeds the 4% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual rate is less than 4% annualized plus the amount of the deductions, your annuity payments will decrease.

Annuitant Age and Termination of GMIB 5 and GMIB 6.  For the 2008 Version, you may apply your GMIB value to an annuity option until the contract anniversary following the annuitant attaining age 90. After that date, you may no longer apply the GMIB value to an annuity option and the GMIB feature is terminated. If you have not applied your GMIB value to an annuity option as of the contract anniversary following the annuitant attaining age 90, we will increase your contract value to equal 60% of the GMIB value if your contract value is less than 60% of the GMIB value on that date. If your contract value is greater than 60% of the GMIB value, we will make no adjustment.

For the Pre-2008 Version, you may apply your GMIB value to an annuity option until the contract anniversary following the annuitant attaining age 85. After that date, you may no longer apply the GMIB value to an annuity option and the GMIB feature is terminated.

Allocation Restrictions.  If you elect GMIB 5 or GMIB 6, you must participate in an approved Asset Allocation Program. See “Transfers and Transfer Programs – Asset Allocation Programs.”

If you elect GMIB 5 or GMIB 6, you cannot participate in the Separate Account Dollar Cost Averaging Program, the Interest Sweep Option, a DCA Fixed Account or the Automatic Rebalancing Program. Additionally, you cannot make allocations to the fixed accounts.

Additional Restrictions.  You may only elect one GMIB feature. If you elect GMIB 5 or GMIB 6, you may not elect a Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit.

Cost of GMIB 5 and GMIB 6.  If you elect GMIB 5 or GMIB 6, we will deduct a charge from your contract value in the funds. The charge for the 2008 Version and Pre-2008 Version GMIB 5 is equal, on an annual basis, to 0.65% of the current GMIB value. The charge for the 2008 Version and Pre-2008 Version GMIB 6 is equal, on an annual basis, to 0.80% of the current GMIB value. We may increase the charge for these features at any time while you own the contract, but the charge for each feature will never exceed 1.50%. We will deduct the charge for GMIB 5 or GMIB 6 quarterly in arrears while the feature remains in effect, commencing on the first quarter of your first contract year. Should you apply your full contract value to an annuity option, cancel this feature or fully surrender your contract, the final charge for this feature will occur on the immediately preceding contract year quarter.

How to Elect GMIB 5 or GMIB 6.  To elect GMIB 5 or GMIB 6:

•	the annuitant must not be older than age 80 at time of contract issue (for the 2008 Version) or the annuitant must not be older than age 75 at time of contract issue (for the Pre-2008 Version);
•	you must elect the feature at the time we issue your contract;
•	you must allocate 100% of your purchase payment to an approved Asset Allocation Program (see “Transfers and Transfer Programs – Asset Allocation Programs”).

The GMIB 5 and GMIB 6 are not available in contracts we currently issue.

Canceling GMIB 5 or GMIB 6.  You can cancel GMIB 5 or GMIB 6. We will terminate your selection of GMIB 5 or GMIB 6 and the associated charge on the business day we receive our form in good order at our Service Center. Once the feature is terminated, it cannot be reinstated.

Withdrawal Benefit for Annuity Options for the Pre-2008 Version.  If you elect GMIB 5 or GMIB 6 and later apply all or a portion of your GMIB value to generate variable payments from an annuity option with a period certain, you may withdraw a portion or all of the commuted value of any remaining period certain payments. Partial withdrawals are limited to one per contract year and must be a minimum amount of $5,000. The remaining annuity payments after a partial withdrawal must be at least $100. Any request for a withdrawal will be taken proportionately from the funds that you are invested in as of the date of the withdrawal. Once a withdrawal is made, the remaining period certain annuity payments will be reduced proportionally. Withdrawals will not affect annuity payments that are to be made after the period certain is over, if any.

Basic GMIB

If you elected the Guaranteed Minimum Income Benefit and you applied for your contract prior to September 1, 2007 or in a state where GMIB 5 and GMIB 6 were not available when we issued your contract, then your Guaranteed Minimum Income Benefit feature is the Basic GMIB. We no longer sell contracts offering the Basic GMIB.

What is the Basic GMIB?  The Basic GMIB is a feature you can elect when we issue your contract. It sets a minimum floor for a future amount that you may apply to an annuity option. We call that amount the GMIB value.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

How is the GMIB Value Calculated?  The GMIB value will equal:

a)	your total purchase payments to your contract as of the end of your 2nd contract year; where
b)	on a daily basis each purchase payment is increased by a compounded annual rate of 5% starting from the date each is credited to your contract value until the maximum GMIB value is reached or you begin the income phase;
c)	reduced by an adjustment for any withdrawals.

The adjustment for withdrawals is calculated as follows:

i)	the withdrawal amount, including any applicable charges;
ii)	divided by your contract value immediately prior to the withdrawal; with the result
iii)	multiplied by the most recently calculated GMIB value.

The GMIB value may be reduced by more than the actual dollar amount of the withdrawal. The reduction will be greater when the value of your contract is lower due to market performance or other variables.

The contract rider describing this Basic GMIB refers to the GMIB Value as the Guaranteed Annuitization Value or the Guaranteed Minimum Income Benefit.

The maximum GMIB value is 200% of the purchase payments made to your contract value in the first two contract years, adjusted for withdrawals. The GMIB value will never be greater than the maximum GMIB value. When the annuitant reaches age 80, the GMIB value will no longer increase.

We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the GMIB value.

Eligibility for the GMIB Value.  You will be eligible to apply all or a portion of the GMIB value to an annuity option if:

1)	you elected the Basic GMIB at time of contract issue and you do not cancel the feature;
2)	you participated in an approved Asset Allocation Program at the time of contract issue and until your contract enters the income phase (see “Transfers and Transfer Programs – Asset Allocation Programs”);
3)	your contract is beyond its 7th contract year (we measure a contract year from the anniversary of the day we issued your contract);
4)	the annuitant reaches age 60; and
5)	you elect to receive fixed annuity payments through a life contingent annuity option (currently Annuity Options A, B, C and D).

Allocation Restrictions.  If you elect the Basic GMIB, you must participate in an Asset Allocation Program. See “Transfers and Transfer Programs – Asset Allocation Programs.”

If you elect the Basic GMIB, you cannot participate in the Separate Account Dollar Cost Averaging Program, the Interest Sweep Option, a DCA Fixed Account or the Automatic Rebalancing Program. Additionally, you cannot make allocations to the fixed accounts.

Additional Restrictions.  If you elect the Basic GMIB, you may not elect a Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit.

Cost of the Basic GMIB.  If you elect the Basic GMIB, we will deduct a charge from your contract value in the funds until you apply your full contract value to an annuity option or cancel the Basic GMIB. This charge is equal, on an annual basis, to 0.65% of the daily value of the assets invested in each fund, after fund expenses are deducted. We may increase this charge at any time while you own the contract, but the charge will never exceed 1.25%.

How to Elect the Basic GMIB.  To elect the Basic GMIB:

•	the annuitant must be under age 80 at time of contract issue;
•	you must elect the feature at the time we issue your contract;
•	you must allocate 100% of your purchase payment to an approved Asset Allocation Program (see “Transfers and Transfer Programs – Asset Allocation Programs”).

The Basic GMIB is not available in contracts we currently issue.

Canceling the Basic GMIB.  We will terminate your election of the Basic GMIB on the business day we receive our form in good order at our Service Center. We will not refund you for charges already deducted for the Basic GMIB. However, the charge for this feature will be discontinued on the business day we receive our form in good order at our Service Center. Once the Basic GMIB is terminated, it cannot be reinstated.

Annuity Payments and the GMIB.  When you enter the income phase, we calculate your annuity payments using the values which provide the most favorable annuity payment, either:

1)	the GMIB value and the guaranteed payout rates in your contract;
2)	your contract value and the guaranteed payout rates in your contract; or
3)	your contract value and our single premium immediate annuity rates available on the date we calculate your annuity payments.

Guaranteed Minimum Withdrawal Benefit (GMWB) MassMutual Lifetime Payment Plus

The GMWB is not available in contracts we currently issue.

Changes to an owner (or an annuitant, if the owner is a non-natural person) may terminate MassMutual Lifetime Payment Plus. Changes to the beneficiary may reduce the value of the benefit.

What is MassMutual Lifetime Payment Plus?  MassMutual Lifetime Payment Plus is designed as a guaranteed minimum lifetime withdrawal benefit. If you elect MassMutual Lifetime Payment Plus, we will permit you to receive a specified withdrawal amount annually for life, even if your contract value is zero and subject to the terms and conditions described in this section. There are two versions of this feature: Single Life and Joint Life.

Examples.  For examples of how the benefit may work see “Appendix C – Guaranteed Minimum Withdrawal Benefit Examples.”

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

How to Elect MassMutual Lifetime Payment Plus.  To elect MassMutual Lifetime Payment Plus:

a)	elect MassMutual Lifetime Payment Plus at time of contract issue*;
b)	participate in an approved asset allocation program (see “Transfers and Transfer Programs – Asset Allocation Programs”); and
c)	designate the covered person(s).

Canceling MassMutual Lifetime Payment Plus.  You can cancel MassMutual Lifetime Payment Plus. We will terminate your election of this feature on the business day we receive our form in good order at our Service Center. The final charge for this feature will occur on the contract year quarter immediately preceding termination. Once the feature is terminated, it cannot be reinstated.

Covered Person(s).  The covered person is generally you, the contract owner. You will designate the covered person(s) when you complete your application for the contract. You will designate one covered person if you elect the Single Life version of MassMutual Lifetime Payment Plus and two covered persons if you elect the Joint Life version. The younger covered person must be under age 81 at the time we issue your contract. Once we issue the contract, you cannot change the designated covered person(s).

The covered persons are significant because:

•	we offer a guaranteed lifetime withdrawal amount for the life of the covered persons, subject to the terms and conditions described in this section; and
•	on the later of your contract issue date or when the younger covered person attains age 60, the benefit base which we use to determine your guaranteed lifetime withdrawal amount will no longer be reduced by withdrawals unless you withdraw more than the guaranteed lifetime withdrawal amount during a contract year.

For purposes of determining benefits under this feature, we will always use the younger covered person’s age, even if the older covered person becomes the only surviving covered person.

You will designate the covered person based on the restrictions noted here:

MassMutual Lifetime Payment Plus – Single Life

If you elect single life, you will designate one covered person.

•	If an individually owned contract, the covered person must be the contract owner.
•	If the owner is a non-natural person, the covered person must be the annuitant.
•	If there are joint contract owners, the covered person is the contract owner you designate as the covered person when you complete your application for the contract.
•	If there are joint contract owners, they must be spouses and the only primary beneficiaries.

*	See “Payment of the Contract’s Death Benefit and MassMutual Lifetime Payment Plus” for rules regarding a spouse’s right to re-elect this feature upon death of the owner.

MassMutual Lifetime Payment Plus – Joint Life

If you elect joint life, you will designate two covered persons.

A joint life option can only be elected if your contract is a non-qualified contract or an Individual Retirement Annuity, including a traditional, SEP, Simple, or Roth, excluding Custodial IRAs.

•	If an individually owned contract, the covered person must be the contract owner. The second covered person must be the spouse of the contract owner and the sole primary beneficiary.
•	If the owner is a non-natural person, the covered person must be the annuitant. The second covered person must be the spouse of the annuitant and the sole primary beneficiary.
•	If there are joint contract owners, the covered persons must be spouses, joint contract owners and the only primary beneficiaries.

Some of the benefits of this feature may be unrealized if you elect joint life and there is a subsequent divorce between the covered persons.

The Benefit Base: What We Use to Determine the Guaranteed Withdrawal Amounts.  The MassMutual Lifetime Payment Plus benefit base is one of the variables we use when determining how much is available for you to withdraw each contract year. The initial benefit base is your contract value on the date we issue your contract.

The benefit base may increase as a result of:

1)	additional purchase payments;
2)	credits;
3)	an annual ratchet; or
4)	an enhancement to the benefit base.

The benefit base may decrease as a result of withdrawals. The benefit base cannot be withdrawn in a lump sum.

The Maximum Benefit Base.  The benefit base will never exceed the maximum benefit base we allow which is $5,000,000.

The Guaranteed Lifetime Withdrawal Date.  The Guaranteed Lifetime Withdrawal Date is the later of your contract issue date or the date the younger covered person attains age 60. This is the date on which we guarantee the benefit base for life.

On or After the Guaranteed Lifetime Withdrawal Date

The Guaranteed Lifetime Withdrawal Amount

On or after the Guaranteed Lifetime Withdrawal Date, the Guaranteed Lifetime Withdrawal Amount is the annual amount, up to a maximum withdrawal equal to 5% of the benefit base, we guarantee is available for withdrawals each contract year during the life of the covered person(s). After the Guaranteed Lifetime Withdrawal Date, each time the benefit base is changed the Guaranteed Lifetime Withdrawal Amount will equal 5% of the new benefit base.

Impact of Withdrawals on the Benefit Base

Beginning on the Guaranteed Lifetime Withdrawal Date, the benefit base will not reduce if total withdrawals during a contract year are less than or equal to the Guaranteed Lifetime Withdrawal Amount.

If a withdrawal causes total withdrawals during a contract year to exceed the Guaranteed Lifetime Withdrawal Amount, or if total withdrawals during a contract year already exceeded the Guaranteed Lifetime Withdrawal Amount, then the benefit base will equal the lesser of:

1)	your contract value immediately after the withdrawal; or
2)	the benefit base immediately prior to the withdrawal, minus the amount of the excess withdrawal.

The Guaranteed Lifetime Withdrawal Amount will then equal 5% of the new benefit base.

However, the benefit base will not be reduced if all withdrawals during the contract year are for required minimum distributions we calculate under an automatic distribution program, even if such distributions exceed the Guaranteed Lifetime Withdrawal Amount available in a contract year. We define required minimum distributions as any distribution that we must distribute to you or a plan participant pursuant to IRC Sections 401(a)(9), 403(b)(10), 408(b)(3) or 408A(c). Required minimum distributions are generally required to begin by April 1st of the year after a participant attains age 70 1⁄2, or for some qualified plans, the year of retirement, if later.

Before the Guaranteed Lifetime Withdrawal Date

The Guaranteed Withdrawal Amount

The only time we issue a contract before the Guaranteed Lifetime Withdrawal Date is if we issue a contract before the youngest covered person has attained age 60. Prior to the Guaranteed Lifetime Withdrawal Date, the Guaranteed Withdrawal Amount is the annual amount up to a maximum percentage that we guarantee is available for withdrawals each contract year prior to the Guaranteed Lifetime Withdrawal Date. On the date we issue your contract, the Guaranteed Withdrawal Amount is equal to 5% of your initial purchase payment to the contract.

After your contract issue date and before the Guaranteed Lifetime Withdrawal Date, the Guaranteed Withdrawal Amount can increase if an annual ratchet, credit or purchase payment would result in a higher Guaranteed Withdrawal Amount than the current Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will decrease only if you make a withdrawal in excess of the Guaranteed Withdrawal Amount or the benefit base reduces to zero.

Impact of Withdrawals on the Benefit Base

Prior to the Guaranteed Lifetime Withdrawal Date, any withdrawal reduces the benefit base. If the withdrawal is less than or equal to the Guaranteed Withdrawal Amount, the withdrawal will reduce the benefit base on a dollar-for-dollar basis. If the withdrawal is greater than the Guaranteed Withdrawal Amount, the benefit base will equal the lesser of:

1)	your contract value immediately after the withdrawal; or
2)	the benefit base immediately prior to the withdrawal, minus the amount of the withdrawal.

Additional Purchase Payments and the Benefit Base.  Each time an additional purchase payment is received prior to the Guaranteed Lifetime Withdrawal Date, the benefit base will increase by the amount of that additional purchase payment.

After the Guaranteed Lifetime Withdrawal Date, an increase to the benefit base due to an additional purchase payment is determined as follows:

1)	If there have been no additional purchase payments or annual ratchets since the Guaranteed Lifetime Withdrawal Date, then all withdrawals since the Guaranteed Lifetime Withdrawal Date will be deducted from the additional purchase payment. Any additional purchase payment amount remaining after that deduction will be added to the benefit base.
2)	If, since the Guaranteed Lifetime Withdrawal Date, the benefit base has been adjusted due to additional purchase payments or annual ratchets, then the cumulative purchase payments since the last adjustment will be reduced by withdrawals. The withdrawals and additional purchase payments that have not adjusted the benefit base are determined beginning with the later of:

a)	an increase in benefit base by an additional purchase payment; or
b)	an annual ratchet.

Any amount of the current additional purchase payment remaining after the reduction will be added to the benefit base.

We reserve the right to limit additional purchase payments when you have an election of MassMutual Lifetime Payment Plus. We may waive any such additional purchase payment limit in a uniform and nondiscriminatory manner upon prior written notice.

Any purchase payments received on or after the younger covered person attains age 81 will not increase the benefit base.

Credits to the Benefit Base.  Each year during the first ten contract years, if no withdrawals are taken during a particular contract year, then the benefit base will increase on the following contract anniversary.

If the benefit base has never been recalculated due to an annual ratchet or withdrawal, we will increase the benefit base by an amount equal to 6% of the sum of: your original benefit base value plus any purchase payments applied to the benefit base after we issued your contract.

If the benefit base was previously recalculated due to an annual ratchet or a withdrawal, then the benefit base will increase each year a withdrawal has not been taken by an amount equal to 6% of the sum of: the benefit base as of the last benefit base recalculation plus any purchase payments applied to the benefit base after such recalculation.

See “Additional Purchase Payments and the Benefit Base” for how we calculate the increase by purchase payments and “Before the Guaranteed Lifetime Withdrawal Date – Impact of Withdrawals on the Benefit Base” for how we calculate the decrease for withdrawals.

Annual Ratchet and the Benefit Base.  Before the younger covered person attains age 91, on each contract anniversary we will compare your contract value to your benefit base. If your contract value is greater than your benefit base, we will automatically ratchet up the benefit base to equal your contract value. During your first ten contract years, we will apply any credit to the benefit base before we make this comparison (see “Credits to the Benefit Base”). You may opt out of any annual ratchet by submitting a written request in good order to our Service Center within 30 calendar days prior to your contract anniversary.

Enhanced Benefit Base and Enhanced Benefit Base Date.  The benefit base will be enhanced to equal the greater of the benefit base or the enhanced benefit base amount if no withdrawals are taken prior to the enhanced benefit base date, which is the later of:

•	10 years from your contract issue date; or
•	when the younger covered person reaches age 70.

The enhanced benefit base amount equals:

a)	2 multiplied by any purchase payments applied to the benefit base during the 1st contract year; plus
b)	any purchase payments applied to the benefit base during or after the 2nd contract year and prior to the enhanced benefit base date.

Charges for Withdrawals.  If your total withdrawals in each contract year are equal to or less than the applicable Guaranteed Withdrawal Amount or Guaranteed Lifetime Withdrawal Amount, the withdrawal amounts will not be subject to any contingent deferred sales charge. If your total withdrawals in any contract year are greater than the applicable Guaranteed Withdrawal Amount or Guaranteed Lifetime Withdrawal Amount and the contingent deferred sales charge schedule is in effect, then the amount withdrawn in excess will be subject to a contingent deferred sales charge. See “Expenses – Contingent Deferred Sales Charge.”
Impact of Withdrawals on Contract Value.  Withdrawals will reduce your contract value by the amount of the withdrawal and any applicable contingent deferred sales charge.

Impact of Withdrawals on the Death Benefit.  If you elect MassMutual Lifetime Payment Plus, when you make withdrawals we will reduce the value of the death benefit as described in each death benefit calculation. See “Death Benefit – Basic Death Benefit” and “Additional Features – Annual Ratchet Death Benefit.”

The Settlement Phase.  Your contract enters the settlement phase if the benefit base is greater than zero, but your contract value falls below the minimum contract value we allow after a partial withdrawal. See “Withdrawals.”

During the settlement phase we will make settlement payments, but all other rights and benefits under the contract, including death benefits, will terminate and we will not accept additional purchase payments. Additionally, we will no longer deduct the charge for MassMutual Lifetime Payment Plus. For tax reporting purposes we report settlement payments as annuity payments.

We determine the settlement payment amounts as follows:

1)	If on or after the Guaranteed Lifetime Withdrawal Date, your contract value falls below the minimum contract value we allow after a partial withdrawal, then we will commence to pay settlement payments each contract year in an amount equal to the Guaranteed Lifetime Withdrawal Amount. Settlement payments will end when there is no longer a surviving covered person.
2)	If prior to the Guaranteed Lifetime Withdrawal Date, your contract value falls below the minimum contract value we allow after a partial withdrawal, then we will commence to pay settlement payments each contract year in an amount equal to 5% of the benefit base at the time the contract enters the settlement phase. Settlement payments will end when there is no longer a surviving covered person.

We will pay settlement payments no less frequently than annually.

Choices upon the Latest Permissible Annuity Start Date.  Upon the latest permissible annuity start date you must choose to terminate the contract or your contract must enter the Income Phase. The latest permissible annuity start date is discussed in “The Income Phase – Annuity Payment Start Date.”

If you enter the Income Phase upon the latest permissible annuity start date:

1)	you may elect one of the available annuity options described in “The Income Phase” and apply your contract value to that annuity option; or

2)	you may elect to receive annuity payments each contract year in an amount equal to the Guaranteed Lifetime Withdrawal Amount and we will pay such annuity payments until there is no longer a surviving covered person.

Once annuity payments begin all other rights and benefits under the contract, including death benefits, will terminate and we will no longer accept additional purchase payments. We will also no longer deduct the charge for MassMutual Lifetime Payment Plus. For more information about annuity options see “The Income Phase.”

Payment of the Contract’s Death Benefit and MassMutual Lifetime Payment Plus.  If you have an election of MassMutual Lifetime Payment Plus and a death benefit is paid from the contract:

•	if the beneficiary takes the death benefit in a lump sum under the terms of the contract, MassMutual Lifetime Payment Plus will no longer be in effect;
•	if the beneficiary does not take the death benefit in a lump sum, then:

1)	If the deceased owner (or the annuitant, if the owner is a non-natural person) is the last surviving covered person, MassMutual Lifetime Payment Plus will no longer be in effect. If the beneficiary is the covered person’s spouse, he or she may continue the contract and apply for a new Guaranteed Minimum Withdrawal Benefit subject to availability and our then current rules and fees.
2)	If the deceased owner (or the annuitant, if the owner is a non-natural person) is not the last surviving covered person, MassMutual Lifetime Payment Plus will continue provided the covered person continues the contract pursuant to IRC Section 72(s)(3) or 401(a)(9).

Allocation Restrictions.  If you elect MassMutual Lifetime Payment Plus, you must participate in an approved Asset Allocation Program. See “Transfers and Transfer Programs – Asset Allocation Programs.” If you elect MassMutual Lifetime Payment Plus, you cannot participate in the Separate Account Dollar Cost Averaging Program, the Interest Sweep Option, a DCA Fixed Account or the Automatic Rebalancing Program. Additionally, you cannot make allocations to the fixed accounts.

Additional Restrictions.  If you elect MassMutual Lifetime Payment Plus, you may not elect a Guaranteed Minimum Accumulation Benefit or a Guaranteed Minimum Income Benefit.

Termination of MassMutual Lifetime Payment Plus.  The MassMutual Lifetime Payment Plus feature will terminate upon the earlier of:

1)	the date a death benefit is payable and the beneficiary takes the death benefit as a lump sum under the terms of the contract;
2)	the date the full contract value is applied to an annuity option;
3)	the date your contract value and the benefit base both equal zero;
4)	the date there is no longer a surviving covered person;
5)	the business day we receive in good order at our Service Center your request (submitted on our form) to terminate the feature; or
6)	the date the contract is terminated.

If the MassMutual Lifetime Payment Plus feature is terminated, it cannot be re-elected.

Cost of MassMutual Lifetime Payment Plus.  If you elect MassMutual Lifetime Payment Plus, we will deduct a charge from your contract value in the funds. The charge is equal, on an annual basis, to a percentage of the benefit base as of the date the charge is deducted. We may increase this charge at any time while you own the contract, but the charge will never exceed 1.50%. We will deduct the charge quarterly in arrears while the feature remains in effect, commencing on the first quarter of your first contract year. Should you enter the settlement phase, apply your full contract value to an annuity option, cancel this feature or fully surrender your contract, the final charge for this feature will occur on the immediately preceding contract year quarter. Currently, the charge is as follows: MassMutual Lifetime Payment Plus – Single Life 0.60%; MassMutual Lifetime Payment Plus – Joint Life 0.85%.

Important GMWB Considerations.  This feature may not be appropriate for all contract owners. You should understand the GMWB completely before you elect this feature.

The GMWB does not in any way guarantee the performance of any of the investment choices available under this contract.

Postponing withdrawals may positively impact the benefit base as described in “MassMutual Lifetime Payment Plus – Credits to the Benefit Base.” However, if you postpone the taking of withdrawals, you may limit the value of this feature because your remaining life expectancy shortens as you age.

Excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by this feature. Excess withdrawals are those in excess of the Guaranteed Lifetime Withdrawal Amount or, if taken prior to the youngest covered person reaching age 60, excess withdrawals are those in excess of the Guaranteed Withdrawal Amount.

Because the charge for the GMWB is a percentage of the benefit base, an increase in the benefit base will result in an increase in the cost of the feature.

Please consult with a qualified financial professional when you are evaluating the GMWB and all other aspects of the contract.

Appendix C

Guaranteed Minimum Withdrawal Benefit Examples

Example 1: Single Life – Setting Initial Values

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	initial purchase payment = $100,000
•	Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract issue date

Contract Year (beginning of year)	Age	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA [1]	Benefit Base
1	60	$100,000	$0	$100,000	$0	$5,000	$100,000

On the contract issue date, the initial values are set as follows:

•	Benefit base = initial purchase payment = $100,000.
•	Guaranteed Lifetime Withdrawal Amount = 5% of benefit base = $5,000.

Example 2: Single Life – Credit

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	initial purchase payment = $100,000
•	Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract issue date

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA [2]	Benefit Base
1	60	$100,000	$0	$105,001	$6,000	$5,300	$106,000

•	At the end of the first contract year, since there were no withdrawals, a credit of 6% of the initial benefit base is applied = $6,000.
•	Benefit base = initial benefit base plus credit = $106,000.
•	Guaranteed Lifetime Withdrawal Amount for contract year two = 5% of benefit base = $5,300.

Example 3: Single Life – Withdrawal of Guaranteed Lifetime Withdrawal Amount

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	initial purchase payment = $100,000
•	Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract issue date

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA [2]	Benefit Base
1	60	$100,000	$0	$105,001	$6,000	$5,300	$106,000
2	61		0	110,245	6,000	5,600	112,000
3	62		0	115,748	6,000	5,900	118,000
4	63		0	121,522	6,000	6,200	124,000
5	64		6,200	121,384	0	6,200	124,000

1	Guaranteed Lifetime Withdrawal Amount
2	Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•	Since there were no withdrawals during contract years one through four, at the end of each of those contract years, a credit of 6% of the initial benefit case is applied = $6,000.
•	The benefit base at the end of contract year four = $124,000.
•	Guaranteed Lifetime Withdrawal Amount for contract year five = 5% of benefit base ($124,000) = $6,200.
•	A withdrawal of $6,200 is taken in contract year five. A credit is not applied.
•	The benefit base remains at $124,000 as the withdrawal was not greater than the Guaranteed Lifetime Withdrawal Amount.

Example 4: Single Life – Withdrawal Exceeding the Guaranteed Lifetime Withdrawal Amount

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	initial purchase payment = $100,000
•	Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract issue date

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA [1]	Benefit Base
1	60	$100,000	$0	$105,001	$6,000	$5,300	$106,000
2	61		0	110,245	6,000	5,600	112,000
3	62		0	115,748	6,000	5,900	118,000
4	63		0	121,522	6,000	6,200	124,000
5	64		0	127,584	6,000	6,500	130,000
6	65		0	133,949	6,000	6,800	136,000
7	66		0	140,635	6,000	7,100	142,000
8	67		15,000	132,673	0	6,644	132,872
9	68		0	139,307	7,972	7,042	140,845
10	69		0	146,263	7,972	7,441	148,817

•	Since there were no withdrawals during contract years one through seven, at the end of each of those contract years, a credit of 6% of the initial benefit case is applied = $6,000.
•	The benefit base at the end of contract year seven = $142,000.
•	Guaranteed Lifetime Withdrawal Amount for contract year eight = 5% of benefit base ($142,000) = $7,100.
•	A withdrawal of $15,000 is taken in contract year eight. A credit is not applied.
•	The withdrawal is greater than the Guaranteed Lifetime Withdrawal Amount ($7,100). This results in an excess withdrawal of $7,900 ($15,000 – $7,100).
•	Contract value prior to the withdrawal = $147,872.
•	The benefit base is recalculated to equal to $132,872 which is the lesser of the:

a) contract value after the excess withdrawal ($147,872 – $15,000) = $132,872; or

b) benefit base prior to the withdrawal minus the excess withdrawal ($142,000 – $7,900) = $134,100.

•	The Guaranteed Lifetime Withdrawal Amount available for contract year nine = 5% of the new benefit base = $6,644.
•	The contract value is reduced by the amount of the withdrawal including any applicable contingent deferred sales charges.

1	Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

Example 5: Single Life – Annual Ratchet

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	initial purchase payment = $100,000
•	Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract issue date

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA [1]	Benefit Base
1	60	$100,000	$0	$105,001	$6,000	$5,300	$106,000
2	61			110,245	6,000	5,600	112,000
3	62			117,899	6,000	5,900	118,000
4	63			126,095	6,000	6,305	126,095

•	At the end of contract years one through four, a credit of 6% of the initial benefit base is applied, as withdrawals were not taken during this time period.
•	The benefit base at the end of contract year four is set equal to the contract value of $126,095 as it is greater than the benefit base plus the credit ($118,000 + $6,000).
•	The Guaranteed Lifetime Withdrawal Amount available for contract year five = 5% of the new benefit base = $6,305.

Example 6: Single Life – Withdrawals Not Exceeding the Guaranteed Withdrawal Amount and Transitioned to Guaranteed Lifetime Withdrawal Amount

The values shown are based on the following assumptions:

•	owner age at issue = 52
•	initial purchase payment = $100,000
•	Guaranteed Withdrawal Amount applies until the covered person is age 60

Contract Year (end of year)	Age of Covered Person	Purchase Payment	Withdrawal	Contract Value	Credit	Available GWA/ GLWA [2]	Benefit Base
1	53	$100,000	$0	$100,122	$6,000	$5,300	$106,000
2	54		0	100,209	6,000	5,600	112,000
3	55		0	100,260	6,000	5,900	118,000
4	56		0	100,276	6,000	6,200	124,000
5	57		6,200	94,065	0	6,200	117,800
6	58		0	93,997	5,628	6,200	123,428
7	59		6,200	87,704	0	6,200	117,228
8	60		6,200	81,403	0	5,551	111,028

•	At the end of contract years one through four, a credit of 6% of the initial benefit base is applied, as withdrawals were not taken during this time period.
•	Benefit base at the end of year four = $124,000.
•	The Guaranteed Withdrawal Amount for contract year five = 5% of benefit base = $6,200.
•	A withdrawal of $6,200 is taken at the end of contract year five, so a credit is not applied.
•	The benefit base is reduced by the amount of the withdrawal, as the withdrawal is taken prior to attainment of age 60 of the covered person.
•	The Guaranteed Withdrawal Amount remains at $6,200, as the withdrawal was not greater than the Guaranteed Withdrawal Amount.
•	The withdrawal in contract year eight is taken prior to attainment of age 60.
•	At the end of contract year eight, the benefit base of $111,028 locks in as the benefit base as the covered person is age 60. The Guaranteed Withdrawal Amount for contract year nine = 5% of benefit base = $5,551.

1	Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.
2	Guaranteed Withdrawal Amount / Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

Example 7: Single Life – Withdrawal Exceeding the Guaranteed Withdrawal Amount – Prior to Age 60

The values shown are based on the following assumptions:

•	owner age at issue = 54
•	initial purchase payment = $100,000
•	Guaranteed Withdrawal Amount applies until the covered person is age 60

Contract Year (end of year)	Age of Covered Person	Purchase Payment	Withdrawal	Contract Value	Credit	Available GWA/ GLWA [1]	Benefit Base
1	55	$100,000	$0	$100,122	$6,000	$5,300	$106,000
2	56		0	100,209	6,000	5,600	112,000
3	57		0	100,260	6,000	5,900	118,000
4	58		0	100,276	6,000	6,200	124,000
5	59		10,000	90,442	0	4,522	90,442

•	Since there were no withdrawals during contract years one through four, at the end of each of those contract years, a credit of 6% of the initial benefit case is applied = $6,000.
•	The benefit base at the end of contract year four = $124,000.
•	Guaranteed Withdrawal Amount for contract year five = 5% of benefit base ($124,000) = $6,200.
•	A withdrawal of $10,000 is taken in contract year five. A credit is not applied.
•	The contract value prior to the withdrawal = $100,442.
•	The withdrawal is greater than the Guaranteed Withdrawal Amount = $6,200. This results in an excess withdrawal of $3,800 = ($10,000 – $6,200).
•	The benefit base is recalculated to equal to $90,442 which is the lesser of the:

a) contract value after the excess withdrawal ($100,442 – $10,000) = $90,442; or

b) benefit base prior to the withdrawal minus the withdrawal ($124,000 – $10,000) = $114,000.

•	The Guaranteed Lifetime Withdrawal amount available for contract year six = 5% of the new benefit base = $4,522.
•	The contract value is reduced by the amount of the withdrawal.

Example 8: Single Life – Enhanced Benefit Base

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	initial purchase payment = $100,000
•	Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract issue date
•	no withdrawals taken

Contract Year (end of year)	Age of Covered Person	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA [2]	Benefit Base
1	61	$100,000	$0	$105,001	$6,000	$5,300	$106,000
2	62			110,245	6,000	5,600	112,000
3	63			115,748	6,000	5,900	118,000
4	64			121,522	6,000	6,200	124,000
5	65			127,584	6,000	6,500	130,000
6	66			133,949	6,000	6,800	136,000
7	67			140,635	6,000	7,100	142,000
8	68			147,659	6,000	7,400	148,000
9	69			155,041	6,000	7,752	155,041
10	70			162,795	9,302	10,000	200,000

1	Guaranteed Withdrawal Amount / Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.
2	Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•	Since there were no withdrawals during contract years one through nine, at the end of each of those contract years, a credit of 6% of the initial benefit case is applied = $6,000.
•	At the end of contract year nine, an annual ratchet applies, as the contract value of $155,041 is greater than the benefit base of $154,000 ($148,000 + $6,000).
•	At the end of contract year ten, since there where no withdrawals, a credit of 6% of the last ratcheted benefit base applies (6% x $155,041) = $9,302.
•	At the end of contract year ten, the benefit base = ($155,041 + $9,302) = $164,343.
•	Since withdrawals were not taken during the first ten contract years, and the covered person has attained age 70, at the end of contract year ten, enhanced benefit base is set equal to 200% of the initial purchase payment = $200,000 as it is greater than $164,343.
•	Guaranteed Lifetime Withdrawal Amount for contract year eleven = 5% of new benefit base ($200,000) = $10,000.

Example 9: Single Life – Additional Purchase Payments

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	initial purchase payment = $100,000
•	Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract issue date
•	no withdrawals taken

Contract Year (end of year)	Age of Covered Person	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA [1]	Benefit Base
1	61	$100,000	$0	$105,001	$6,000	$5,300	$106,000
2	62	25,000		136,496	7,500	6,925	138,500
3	63	25,000		169,559	9,000	8,625	172,500
4	64	25,000		204,271	10,500	10,400	208,000
5	65	0		214,463	10,500	10,925	218,500
6	66	0		225,163	10,500	11,450	229,000
7	67	0		236,399	10,500	11,975	239,500
8	68	0		248,202	10,500	12,500	250,000
9	69	0		258,310	10,500	13,025	260,500
10	70	0		268,828	10,500	13,750	275,000

•	An additional purchase payment of $25,000 is made at the beginning of contract years two, three and four.
•	The benefit base is increased by the purchase payments.
•	The credit increases in contract years two, three and four due to the additional purchase payments.
•	At the end of contract year ten, since there were no withdrawals, a credit of 6% of the total purchase payment applies (6% x $175,000) = $10,500.
•	At the end of contract year ten, the benefit base = ($260,500 + $10,500) = $271,000.
•	Since withdrawals were not taken during the first ten contract years, and the covered person has attained age 70, at the end of contract year ten, the benefit base is set equal to 200% of purchase payments in the first contract year, as well as 100% of purchase payments made in contract years two through ten = ($100,000 x 200%) + ($75,000 x 100%) = $275,000.
•	The benefit base is set equal to $275,000 as it is greater than $271,000.
•	Guaranteed Lifetime Withdrawal Amount for contract year eleven = 5% of new benefit base of $275,000 = $13,750.

1	Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

Appendix D

Guaranteed Minimum Accumulation Benefit Examples

Example 1: Setting of Initial Values

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000

Contract Year (beginning of year)	Purchase Payment	Withdrawal	Contract Value	GMAB Value
1	$100,000	$0	$100,000	$100,000

•	On the contract issue date, the GMAB value is equal to the initial purchase payment. The GMAB value will be increased by any purchase payments received in the first two contract years.

Example 2: Annual Reset

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMAB Value	Death Benefit
1	61	$100,000	$0	$107,085	$100,000	$107,085
2	62			114,672	114,672	114,672
3	63			122,796	122,796	122,796
4	64			131,496	131,496	131,496
5	65			140,813	140,813	140,813
6	66			150,789	140,813	150,789
7	67			161,473	140,813	161,473
8	68			172,913	140,813	172,913
9	69			185,164	140,813	185,164
10	70			198,282	140,813	198,282
11	71			212,330	140,813	212,330
12	72			227,374	140,813	227,374
13	73			243,483	140,813	243,483
14	74			260,864	140,813	260,864
15	75			279,486	140,813	279,486
16	76			300,791	0	300,791

•	On the contract issue date, the GMAB value is equal to the initial purchase payment of $100,000.
•	Beginning on the second contract anniversary, the owner resets the GMAB to the contract value. The owner requests this reset each contract year through year five.
•	At the end of the tenth contract year from the last reset, the contract value is greater than the GMAB value. The contract value remains as is, and the GMAB value is set to zero.

Example 3: Impact of a Withdrawal

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMAB Value	Death Benefit
1	61	$100,000	$0	$107,085	$100,000	$107,085
2	62		0	114,672	100,000	114,672
3	63		0	122,796	100,000	122,796
4	64		0	131,496	100,000	131,496
5	65		0	140,813	100,000	140,813
6	66		0	150,789	100,000	150,789
7	67		0	161,473	100,000	161,473
8	68		15,000	157,913	91,325	157,913
9	69		0	169,101	91,325	169,101
10	70		0	181,082	91,325	181,082
11	71		0	194,788	0	194,788

•	On the contract issue date, the GMAB value is equal to the initial purchase payment of $100,000.
•	The owner does not elect to reset the benefit.
•	A withdrawal of $15,000 is taken in contract year eight.
•	As a result of the withdrawal, the GMAB value is reduced in direct proportion to the contract value reduction for the withdrawal.
•	The contract value prior to withdrawal = $172,913.
•	The GMAB value after the withdrawal = GMAB value prior to the withdrawal – ((withdrawal / contract value prior to the withdrawal) x (GMAB value prior to the withdrawal)).

GMAB value = $100,000 – (($15,000 / $172,913) x ($100,000))

 = $100,000 – $8,675 = $91,325.

•	The contract value is reduced for the amount of the withdrawal. The return of premium portion of the death benefit is reduced proportionately for the withdrawal.
•	At the end of the tenth contract year, the contract value is greater than the GMAB value. The contract value remains as is, and the GMAB value is set to zero.

Example 4: Additional Purchase Payments

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMAB Value	Death Benefit
1	61	$100,000	$0	$107,085	$100,000	$107,085
2	62	25,000		141,443	125,000	141,443
3	63	25,000		178,235	125,000	178,235
4	64	25,000		217,635	125,000	217,635
5	65	0		233,054	125,000	233,054
6	66	0		249,566	125,000	249,566
7	67	0		267,381	125,000	267,381
8	68	0		286,468	125,000	286,468
9	69	0		306,917	125,000	306,917
10	70	0		328,826	125,000	328,826
11	71	0		353,892	0	353,892

•	On the contract issue date, the GMAB value is equal to the initial purchase payment of $100,000.
•	The owner does not elect to reset the benefit.
•	Additional purchase payments are made in the beginning of contract years two, three and four.
•	The GMAB value is increased for the purchase payment made in the second contract year.
•	The GMAB value is not increased for the purchase payments made in contract years three and four.
•	At the end of the tenth contract year, the contract value attributed to the purchase payments in contract years one and two is $234,876 = $328,826 x ($125,000 / $175,000). Since this is greater than the GMAB value of $125,000, the contract value remains as is, and the GMAB value is set to zero.

Appendix E

MassMutual Guaranteed Income Plus 5 Examples – 2008 Version

Example 1: Setting of Initial Values

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	no withdrawals are taken

Contract Year (beginning of year)	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit
1	$100,000	$0	$100,000	$105,000	$0

•	On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.

Example 2: No Withdrawals

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
1	61	$100,000	$0	$104,916	$105,000	$0	$104,916
2	62			110,074	110,250	0	110,074
3	63			115,485	115,763	0	115,485
4	64			121,161	121,551	0	121,161
5	65			127,115	127,628	0	127,115
6	66			133,361	134,010	0	133,361
7	67			139,913	140,710	0	139,913
8	68			146,786	147,746	0	146,786
9	69			153,996	155,133	0	153,996
10	70			161,559	162,889	831	161,559

•	On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.
•	On the first day of each contract year, the GMIB value is increased by 5%.
•	At the end of the tenth contract year, the GMIB can be exercised and begin an income stream. The Monthly Income Benefit value of $831 is the monthly income amount that would be received by annuitizing the GMIB value of $162,889 for a male age 70 for a life income annuity option.

Example 3: Withdrawals Reducing the GMIB Value Dollar for Dollar

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
1	61	$100,000	$0	$104,916	$105,000	$0	$104,916
2	62		5,250	104,833	105,000	0	104,833
3	63		5,250	104,744	105,000	0	104,744
4	64		5,250	104,651	105,000	0	104,651
5	65		5,250	104,552	105,000	0	104,552
6	66		5,250	104,448	105,000	0	104,448
7	67		5,250	104,337	105,000	0	104,337
8	68		5,250	104,221	105,000	0	104,221
9	69		5,250	104,098	105,000	0	104,098
10	70		5,250	103,968	105,000	535	103,968

•	On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.
•	On the first day of each contract year, the GMIB value is increased by 5%.
•	Beginning in the second contract year, withdrawals of the GMIB interest are taken; the GMIB value is reduced dollar for dollar since the withdrawals are equal to the GMIB interest.
•	The contract value is reduced by the amount of the withdrawals. The return of premium aspect of the death benefit is reduced proportionately for the withdrawals.
•	At the end of the tenth contract year, the GMIB can be exercised and begin an income stream. The Monthly Income Benefit value of $535 is the monthly income amount that would be received by annuitizing the GMIB value of $105,000 for a male age 70 for a life income annuity option.

Example 4: Annual Reset

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
At Issue	60	$100,000	$0	$100,000	$105,000	$0	$100,000
1	61			106,867	106,867		106,867
2	62			114,206	114,206		114,206
3	63			122,050	122,050		122,050
4	64			130,431	130,431		130,431
5	65			139,388	139,388		139,388
6	66			148,961	148,961		148,961
7	67			159,191	159,191		159,191
8	68			170,123	170,123		170,123
9	69			181,806	181,806		181,806
10	70			194,291	194,291		194,291

•	On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.
•	On the first day of each contract year, the GMIB value is increased by 5%.
•	Each contract anniversary, prior to the annuitant attaining age 81, if your contract value is greater than your GMIB value, we will reset your GMIB value to equal your contract value (unless you instruct otherwise by written request). The GMIB value will then be increased by 5%.
•	At the end of the tenth contract year from the last reset, the GMIB can be exercised and begin an income stream.

Example 5: Additional Purchase Payments

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
1	61	$100,000	$0	$104,916	$105,000	$0	$104,916
2	62	25,000		136,303	136,500		136,303
3	63	25,000		169,407	169,407		169,407
4	64	25,000		204,139	204,139		204,139
5	65	0		214,175	214,346		214,175
6	66	0		224,704	225,063		224,704
7	67	0		235,749	236,316		235,749
8	68	0		247,336	248,132		247,336
9	69	0		259,620	260,538		259,620
10	70	0		272,514	273,565		272,514

•	On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.
•	On the first day of each contract year, the GMIB value is increased by 5%.
•	A purchase payment of $25,000 is made at the beginning of contract years two, three and four.
•	The GMIB value in contract year two is increased by the amount of the purchase payment.
•	The purchase payments in contract years three and four are not included in the GMIB value, although the GMIB value increases due to the automatic reset.
•	At the end of the tenth contract year from the last reset, the GMIB can be exercised and begin an income stream.

Example 6: 60% GMIB Value at Age 90

The values shown are based on the following assumptions:

•	owner age at issue = 75
•	annuitant = same as owner
•	initial purchase payment = $125,000
•	rider effective date = contract issue date
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
1	76	$125,000	$6,250	$117,590	$125,000	$0	$118,702
2	77		6,250	110,199	125,000	0	112,342
3	78		6,250	102,827	125,000	0	105,917
4	79		6,250	95,473	125,000	0	99,422
5	80		6,250	88,098	125,000	0	92,853
6	81		6,250	80,742	125,000	0	86,200
7	82		6,250	73,405	125,000	0	79,457
8	83		6,250	66,086	125,000	0	72,615
9	84		6,250	58,786	125,000	0	65,663
10	85		6,250	51,504	125,000	1,142	58,587

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
11	86		$6,250	$44,241	$125,000	$1,199	$51,369
12	87		6,250	36,997	125,000	1,259	43,987
13	88		6,250	29,770	125,000	1,324	36,406
14	89		6,250	22,563	125,000	1,393	28,575
15	90		6,250	75,000	125,000	0	75,000

•	On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.
•	On the first day of each contract year, the GMIB value is increased by 5%.
•	Withdrawals of the allowable GMIB amount are taken each contract year.
•	At the end of the fifteenth contract year, the owner elects not to annuitize the GMIB value. Because the contract value is below 60% of the GMIB value in this example, the contract value is increased to 60% of the GMIB value at age 90. The GMIB terminates.

Example 7: Impact of Contingent Deferred Sales Charge (CDSC) When 5% Withdrawn is Greater than Free Withdrawal Allowance

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	rider effective date = contract issue date
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Death Benefit
1	61	$100,000	$5,000	$82,352	$100,000	$94,288
2	62		5,000	66,820	100,000	87,740
3	63		5,000	53,150	100,000	80,219
4	64		5,000	41,119	100,000	71,555
5	65		5,000	30,484	100,000	61,442

•	On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.
•	Each contract year the GMIB value is increased by 5%.
•	Withdrawals of the allowable GMIB amount are taken each contract year.
•	In the fifth contract year, the free withdrawal amount is $4,112. The amount withdrawn of $5,000 is greater than the 10% free withdrawal amount. The contract value is reduced by the applicable CDSC. The CDSC is assessed on the value withdrawn in excess of the free withdrawal amount. The GMIB value remains at $100,000; it is not reduced by the CDSC, as the amount withdrawn is not greater than the allowed GMIB amount.
•	The return of premium aspect of the death benefit is reduced proportionately for the withdrawals.

Appendix F – Funds

2008 Version: Contracts Applied for on or after 9/8/2008, Subject to State Availability

The contract offers the following funds. We may add, remove, close or substitute funds.

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Asset Allocation
	MML Aggressive Allocation Fund (Service) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML American Funds® Core Allocation Fund (Service Class I) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Balanced Allocation Fund (Service) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Conservative Allocation Fund (Service) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Growth Allocation Fund (Service) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Moderate Allocation Fund (Service) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
Money Market
	MML U.S. Government Money Market Fund (Initial Class) [2]	Adviser: MML Investment Advisers, LLC Sub-Adviser: Babson Capital Management LLC
Fixed Income
	MML High Yield Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Babson Capital Management LLC
	MML Inflation-Protected and Income Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Babson Capital Management LLC
	MML Managed Bond Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Babson Capital Management LLC
	MML Short-Duration Bond Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Babson Capital Management LLC
	MML Total Return Bond Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC
	Oppenheimer Global Strategic Income Fund/VA (Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Balanced
	MML Blend Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Babson Capital Management LLC
	Oppenheimer Conservative Balanced Fund/VA (Service) [3]	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Large Cap Value
	MML Equity Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Advisers: OppenheimerFunds, Inc. and Loomis, Sayles & Company, L.P.
	MML Equity Income Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Fundamental Value Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company, LLP
	MML Income & Growth Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC
Large Cap Blend
	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.
	Invesco V.I. Diversified Dividend Fund (Series II)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	MML Equity Index Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Northern Trust Investments, Inc.
	MML Focused Equity Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Harris Associates L.P.
	MML Growth & Income Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company
	Oppenheimer Main Street Fund®/VA (Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Large Cap Growth
	MML American Funds® Growth Fund (Service Class I) [4]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Blue Chip Growth Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Fundamental Growth Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company, LLP
	MML Large Cap Growth Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Rainier Investment Management, LLC
	Oppenheimer Capital Appreciation Fund/VA (Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Small/Mid Cap Value
	MML Mid Cap Value Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.
	MML Small Company Value Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Small/Mid Cap Value Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Small/Mid Cap Blend
	MML Small Cap Equity Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: OppenheimerFunds, Inc.
Small/Mid Cap Growth
	MML Mid Cap Growth Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Small Cap Growth Equity Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company, LLP
	Oppenheimer Discovery Mid Cap Growth Fund/VA (Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
International/Global
	MML American Funds® International Fund (Service Class I) [4]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Foreign Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Templeton Investment Counsel, LLC
	MML Global Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company
	MML International Equity Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Harris Associates L.P.
	MML Strategic Emerging Markets Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: OppenheimerFunds, Inc.
	Oppenheimer Global Fund/VA (Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
	Oppenheimer International Growth Fund/VA (Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Specialty
	Invesco V.I. Global Health Care Fund (Series II)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	Invesco V.I. Technology Fund (Series II)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	Ivy Funds VIP Asset Strategy	Adviser: Waddell & Reed Investment Management Company Sub-Adviser: N/A
	MML Managed Volatility Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC
	Oppenheimer Global Multi-Alternatives Fund/VA (Service)	Adviser: OFI Global Asset Management, Inc. Sub-Advisers: OppenheimerFunds, Inc. / Cornerstone Real Estate Advisers LLC / OFI SteelPath, Inc.
	PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)	Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A
	VY® Clarion Global Real Estate Portfolio (Class S)	Adviser: Voya Investments, LLC Sub-Adviser: CBRE Clarion Securities LLC

1	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in the underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying fund in which it invests.

2	An investment in the MML U.S. Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to maintain a stable net asset value per share, it is possible to lose money by investing in the fund. The yield of this fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the sub-account that invests in this fund could be negative.

3	Unavailable in contracts issued on or after May 1, 2009. For contracts issued prior to May 1, 2009, you may not allocate any new money to this fund via purchase payments or transfers.

4	The fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master-feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the fund prospectuses for more information about this “feeder” fund.

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. We will deliver current fund prospectuses and/or current summary fund prospectuses to you. You may also contact our Service Center to request current fund prospectuses and summary fund prospectuses. Summary fund prospectuses for certain funds may be unavailable. You should read the information contained in the fund prospectuses carefully before investing.

Appendix G – Funds

Pre-2008 Version: Contracts Applied for Prior to 9/8/2008 or in States Where the 2008 Version Was Unavailable

The contract offers the following funds. We may add, remove, close or substitute funds.

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Asset Allocation
	MML Aggressive Allocation Fund (Initial Class) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML American Funds® Core Allocation Fund (Service Class I) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Balanced Allocation Fund (Initial Class) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Conservative Allocation Fund (Initial Class) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Growth Allocation Fund (Initial Class) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Moderate Allocation Fund (Initial Class) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
Money Market
	MML U.S. Government Money Market Fund (Initial Class) [2]	Adviser: MML Investment Advisers, LLC Sub-Adviser: Babson Capital Management LLC
	Oppenheimer Government Money Fund/VA (Non-Service) [3,4]	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Fixed Income
	MML High Yield Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Babson Capital Management LLC
	MML Inflation-Protected and Income Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Babson Capital Management LLC
	MML Managed Bond Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Babson Capital Management LLC
	MML Short-Duration Bond Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Babson Capital Management LLC
	MML Total Return Bond Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC
	Oppenheimer Global Strategic Income Fund/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Balanced
	MML Blend Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Babson Capital Management LLC
	Oppenheimer Conservative Balanced Fund/VA (Non-Service) [5]	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Large Cap Value
	MML Equity Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Advisers: OppenheimerFunds, Inc. and Loomis, Sayles & Company, L.P.
	MML Equity Income Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Fundamental Value Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company, LLP
	MML Income & Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC
Large Cap Blend
	Fidelity® VIP Contrafund® Portfolio (Initial Class)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.
	Invesco V.I. Diversified Dividend Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	MML Equity Index Fund (Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Northern Trust Investments, Inc.
	MML Focused Equity Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Harris Associates L.P.
	MML Growth & Income Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company
	Oppenheimer Main Street Fund®/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Large Cap Growth
	MML American Funds® Growth Fund (Service Class I) [6]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Blue Chip Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Fundamental Growth Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company, LLP
	MML Large Cap Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Rainier Investment Management, LLC
	Oppenheimer Capital Appreciation Fund/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Small/Mid Cap Value
	MML Mid Cap Value Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.
	MML Small Company Value Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Small/Mid Cap Value Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Small/Mid Cap Blend
	MML Small Cap Equity Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: OppenheimerFunds, Inc.
Small/Mid Cap Growth
	MML Mid Cap Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Small Cap Growth Equity Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company, LLP
	Oppenheimer Discovery Mid Cap Growth Fund/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
International/Global
	MML American Funds® International Fund (Service Class I) [6]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Foreign Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Templeton Investment Counsel, LLC
	MML Global Fund (Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company
	MML International Equity Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Harris Associates L.P.
	MML Strategic Emerging Markets Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: OppenheimerFunds, Inc.
	Oppenheimer Global Fund/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
	Oppenheimer International Growth Fund/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Specialty
	Invesco V.I. Global Health Care Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	Invesco V.I. Technology Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	Ivy Funds VIP Asset Strategy	Adviser: Waddell & Reed Investment Management Company Sub-Adviser: N/A
	MML Managed Volatility Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC
	Oppenheimer Global Multi-Alternatives Fund/VA (Service)	Adviser: OFI Global Asset Management, Inc. Sub-Advisers: OppenheimerFunds, Inc. / Cornerstone Real Estate Advisers LLC / OFI SteelPath, Inc.
	PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)	Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A
	VY® Clarion Global Real Estate Portfolio (Class S)	Adviser: Voya Investments, LLC Sub-Adviser: CBRE Clarion Securities LLC

1	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in the underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying fund in which it invests.

2	An investment in the MML U.S. Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to maintain a stable net asset value per share, it is possible to lose money by investing in the fund. The yield of this fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the sub-account that invests in this fund could be negative.

3	Unavailable in contracts issued on or after January 19, 2008.

4	An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The yield of this fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the sub-account that invests in this fund could be negative.

5	Unavailable in contracts issued on or after May 1, 2009. For contracts issued prior to May 1, 2009, you may not allocate any new money to this fund via purchase payments or transfers.

6	The fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master-feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the fund prospectuses for more information about this “feeder” fund.

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. We will deliver current fund prospectuses and/or current summary fund prospectuses to you. You may also contact our Service Center to request current fund prospectuses and summary fund prospectuses. Summary fund prospectuses for certain funds may be unavailable. You should read the information contained in the fund prospectuses carefully before investing.

Appendix H

Custom Allocation Choice Select

If you participate in Custom Allocation Choice Select, you must allocate your purchase payments within the minimum and maximum range listed for the sub-accounts below.

Range	Sub-Accounts
40% to 60%	MML Managed Bond
20% to 25% (total)	MML Equity MML Equity Income MML Managed Volatility
20% to 25% (total)	MML Equity Index MML Growth
0% to 10% (total)	MML Mid Cap Value MML Mid Cap Growth
0% to 10% (total)	MML International MML Global Oppenheimer Global

You may only elect Custom Allocation Choice Select if you are participating in the Guaranteed Minimum Accumulation Benefit (see “Transfers and Transfer Programs – Transfers During the Income Phase – Asset Allocation Programs”).

Appendix I

Custom Allocation Choice

For contracts applied for on or after May 1, 2009 and issued prior to May 1, 2010.

If you participate in Custom Allocation Choice you must allocate your purchase payments within the minimum and maximum range listed for the sub-accounts below.

No allocation greater than 25% is allowed in any one sub-account.

Range	Sub-Accounts
35% to 65% with GMAB [1] (total) 0% to 65% without GMAB [1] (total)	MML U.S. Government Money Market MML Inflation-Protected & Income MML Managed Bond Oppenheimer Global Strategic Income
15% to 25% (total)	MML Blend MML Equity MML Equity Income MML Income & Growth MML Managed Volatility
15% to 25% (total)	Fidelity® VIP Contrafund® MML Equity Index MML Growth & Income Oppenheimer Main Street MML Growth MML Blue Chip Growth MML Large Cap Growth Oppenheimer Capital Appreciation
0% to 10% (total)	MML Mid Cap Value MML Small/Mid Cap Value MML Small Company Value
0% to 10% (total)	MML Small Cap Equity MML Mid Cap Growth MML Small Cap Growth Equity Oppenheimer Discovery Mid Cap Growth
5% to 20% (total)	MML International MML Foreign MML Global Oppenheimer Global Oppenheimer International Growth
0% to 5% (total)	MML Strategic Emerging Markets Invesco V.I. Global Health Care Invesco V.I. Technology PIMCO CommodityRealReturn® Strategy
0% to 5% (total)	Invesco V.I. Diversified Dividend VY® Clarion Global Real Estate
1	Guaranteed Minimum Accumulation Benefit

If you applied for your contract before May 1, 2009, contact our Service Center or your registered representative for details about ranges, asset classes and investment choices.

Custom Allocation Choice is unavailable to contracts issued on or after May 1, 2010 (see “Transfers and Transfer Programs – Transfers During the Income Phase – Asset Allocation Programs”).

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

MASSMUTUAL EVOLUTIONSM

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

(Registrant)

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2016

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2016 for the individual deferred variable annuity contract which is referred to herein.

For a copy of the prospectus call (800) 272-2216 or write: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067.

MassMutual EvolutionSM

Statement of Additional Information

1

ASSIGNMENT OF CONTRACT

In certain states, the contract cannot be assigned without MassMutual’s approval. MassMutual will refuse or accept any request to assign this contract on a non-discriminatory basis. Please refer to your contract.

MassMutual will not be charged with notice of any assignment of a contract or of the interest of any beneficiary or of any other person unless the assignment is in writing and MassMutual receives the original or a true copy thereof in good order at our Service Center. MassMutual assumes no responsibility for the validity of any assignment.

For qualified contracts, the following exceptions and provisions should be noted:

1)  No person entitled to receive annuity payments under a contract or part or all of the contract’s value will be permitted to commute, anticipate, encumber, alienate or assign such amounts, except upon the written authority of the owner given during the annuitant’s lifetime and received in good order by MassMutual at our Service Center. To the extent permitted by law, no contract nor any proceeds or interest payable thereunder will be subject to the annuitant’s or any other person’s debts, contracts or engagements, nor to any levy or attachment for payment thereof;

2)  If an assignment of a contract is in effect on the maturity date, MassMutual reserves the right to pay to the assignee in one sum the amount of the contract’s maturity value to which the assignee is entitled, and to pay any balance of such value in one sum to the owner, regardless of any payment options which the owner may have elected. Moreover, if an assignment of a contract is in effect at the death of the annuitant prior to the maturity date, MassMutual will pay to the assignee in one sum the death benefit amount which corresponds to the death benefit choice in effect at the time of the annuitant’s death. Any balance of such value will be paid to the beneficiary in one sum or applied under one or more of the payment options elected;

3)  Contracts used in connection with a tax-qualified retirement plan must be endorsed to provide that they may not be sold, assigned or pledged for any purpose unless they are owned by the trustee of a trust described in Section 401(a); and

4)  Contracts issued under a plan for an Individual Retirement Annuity pursuant to Section 408 of the Internal Revenue Code of 1986, as amended (IRC), must be endorsed to provide that they are non-transferable. Such contracts may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose by the annuitant to any person or party other than MassMutual, except to a former spouse of the annuitant in accordance with the terms of a divorce decree or other written instrument incident to a divorce.

Assignments may be subject to federal income tax.

MassMutual EvolutionSM

Statement of Additional Information

2

DISTRIBUTION

The contracts are sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements (Distribution Agreements) with MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the separate account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MSD serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into Distribution Agreements with MSD. Prior to April 1, 2014, MML Distributors, LLC (MML Distributors), also a subsidiary of MassMutual, served as principal underwriter of contracts sold by registered representatives of other broker-dealers with whom it had entered into Distribution Agreements. Effective April 1, 2014, MSD replaced MML Distributors in all such Distribution Agreements for these contracts.

MMLIS and MSD are located at 1295 State Street, Springfield, MA 01111-0001. MML Distributors is located at 100 Bright Meadow Boulevard, Enfield, CT 06082-1981. MMLIS, MML Distributors and MSD are registered with the SEC as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA).

During the last three years, MMLIS, MML Distributors (for contracts issued before April 1, 2014) and MSD were paid the compensation amounts shown below for their actions as principal underwriters for the contracts described in the prospectus.

Year	MMLIS	MML Distributors	MSD
2015	$1,679,798	N/A	$216,007
2014	$2,040,735	$78,961	$123,547
2013	$1,934,058	$169,282	N/A

Commissions for sales of the contracts by MMLIS registered representatives are paid by MassMutual on behalf of MMLIS to its registered representatives. Commissions for sales of the contracts by registered representatives of other broker-dealers are paid by MassMutual on behalf of MSD to those broker-dealers.

During the last three years, commissions, as described in the prospectus, were paid by MassMutual through MMLIS, MML Distributors (for contracts issued before April 1, 2014) and MSD as shown below.

Year	MMLIS	MML Distributors	MSD
2015	$18,428,783	N/A	$2,289,189
2014	$19,354,437	$520,124	$1,667,282
2013	$16,241,550	$1,900,021	N/A

This offering is on a continuous basis.

MassMutual EvolutionSM

Statement of Additional Information

3

ACCUMULATION UNITS AND UNIT VALUE

During the accumulation phase, accumulation units shall be used to account for all amounts allocated to or withdrawn from the sub-accounts of the separate account as a result of purchase payments, withdrawals, transfers, or fees and charges. MassMutual will determine the number of accumulation units of a sub-account purchased or canceled. This will be done by dividing the amount allocated to (or the amount withdrawn from) the sub-account by the dollar value of one accumulation unit of the sub-account as of the end of the business day during which the transaction is received in good order at our Service Center.

The accumulation unit value for each sub-account was set on the date such sub-account became operative. Subsequent accumulation unit values for each sub-account are determined for each day in which the New York Stock Exchange is open for business (business day) by multiplying the accumulation unit value for the immediately preceding business day by the net investment factor for the sub-account for the current business day.

The net investment factor for each sub-account is determined by dividing A by B and subtracting C where:

A is (i) the net asset value per share of the funding vehicle or portfolio of a funding vehicle held by the sub-account for the current business day; plus (ii) any dividend per share declared on behalf of such funding vehicle or portfolio of a funding vehicle that has an ex-dividend date within the current business day; less (iii) the cumulative charge or credit for taxes reserved which is determined by MassMutual to have resulted from the operation or maintenance of the sub-account.

B is the net asset value per share of the funding vehicle or portfolio held by the sub-account for the immediately preceding business day, minus the cumulative charge or credit for taxes reserved which is determined by MassMutual to have resulted from the operation or maintenance of the sub-account as of the immediately preceding business day.

C is the cumulative charge since the immediately preceding business day for the insurance charges. The accumulation unit value may increase or decrease from business day to business day.

TRANSFERS DURING THE INCOME PHASE

Transfers of annuity reserves between sub-accounts will be made by converting the number of annuity units attributable to the annuity reserves being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

The amount transferred to the general account from a sub-account will be based on the annuity reserves for the participant in that sub-account. Transfers to the general account will be made by converting the annuity units being transferred to purchase fixed annuity payments under the annuity option in effect and based on the age of the annuitant at the time of the transfer.

See the “Transfers and Transfer Programs” section in the prospectus for more information about transfers during the income phase.

MassMutual EvolutionSM

Statement of Additional Information

4

PAYMENT OF DEATH BENEFIT

MassMutual will require due proof of death before any death benefit is paid. Due proof of death will be:

1)  a certified death certificate;

2)  a certified decree of a court of competent jurisdiction as to the finding of death; or

3)  any other proof satisfactory to MassMutual.

All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.

The beneficiary designation in effect on the date we issue the contract will remain in effect until changed. Unless the owner provides otherwise, the death benefit will be paid in equal shares to the beneficiary(ies) as follows:

1)  to the primary beneficiary(ies) who survive the owner’s and/or the annuitant’s death, as applicable; or

2)  if there is no primary beneficiary who survives the contract owner’s death and/or any annuitant’s death, as applicable, to the contingent beneficiary(ies) who survive the owner’s and/or the annuitant’s death, as applicable; or

3)  if there is no primary or contingent beneficiary who survives the contract owner’s death and/or any annuitant’s death, as applicable, to the contract owner or the contract owner’s estate.

You may name an irrevocable beneficiary(ies). In that case, a change of beneficiary requires the consent of any irrevocable beneficiary. If an irrevocable beneficiary is named, the owner retains all other contractual rights.

See the Death Benefit section in the prospectus for more information on death benefits.

ANNUITY PAYMENTS

A variable annuity payment is an annuity with payments which:

1)  are not predetermined as to dollar amount; and

2)  will vary in amount with the net investment results of the applicable sub-accounts of the separate account. Annuity Payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized and may vary by gender of the annuitant and any joint annuitant. The annuity table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1)  The dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each annuity payment. The number of annuity units will remain the same for the life of the contract unless you transfer among investment choices during the income phase or if you elected an annuity option with reduced payments to the survivor and the reduced payments to a survivor commence.

2)  For each sub-account, the fixed number of annuity units is multiplied by the annuity unit value on each subsequent annuity payment date.

3)  The total dollar amount of each variable annuity payment is the sum of all sub-account variable annuity payments.

MassMutual EvolutionSM

Statement of Additional Information

5

The number of annuity units is determined as follows:

1)  The number of annuity units credited in each sub-account will be determined by dividing the product of the portion of the contract value to be applied to the sub-account and the annuity purchase rate by the value of one annuity unit in that sub-account on the annuity date. The purchase rates are set forth in the variable annuity rate tables in the contract.

2)  For each sub-account, the amount of each annuity payment equals the product of the annuitant’s number of annuity units and the annuity unit value on the payment date. The amount of each payment may vary.

The value of any annuity unit for each sub-account of the separate account was set on the date such sub-account became operative. The sub-account annuity unit value at the end of any subsequent valuation period is determined as follows:

1)  The net investment factor for the current business day is multiplied by the value of the annuity unit for the sub-account for the immediately preceding business day.

2)  The result in (1) is then divided by an assumed investment rate factor. The assumed investment rate factor equals 1.00 plus the assumed investment rate for the number of days since the preceding business day. The assumed investment rate is based on an effective annual rate of 4%.

The value of an annuity unit may increase or decrease from business day to business day. See “The Income Phase” section in the prospectus for more information.

EXPERTS

The financial statements of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2015 and for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended and the statutory financial statements of Massachusetts Mutual Life Insurance Company (the Company) as of December 31, 2015 and 2014, and for the three-year period ended December 31, 2015, included in this Statement of Additional Information, have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The KPMG LLP audit report dated February 19, 2016 states that the Company prepared the financial statements of Massachusetts Mutual Life Insurance Company using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.

MassMutual EvolutionSM

Statement of Additional Information

6

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 4:

We have audited the accompanying statement of assets and liabilities of Massachusetts Mutual Variable Annuity Separate Account 4 (comprised of the sub-accounts listed in Note 2) (collectively, “the Separate Account”) as of December 31, 2015, the related statements of operations and changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2015, and the results of its operations and changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Hartford, CT

March 3, 2016

LA2054	F-1

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

	BlackRock iShares® Alternative Strategies V.I. Sub-Account	BlackRock iShares® Dynamic Allocation V.I. Sub-Account	BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account	BlackRock iShares® Equity Appreciation V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account
	(Class III)	(Class III)	(Class III)	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
ASSETS
Investments
Number of shares	8,992	12,653	39,915	7,138	7,994,966	3,205,117	276,467	528,645	494,451	679,739	344,356	443,253

Identified cost	$90,763	$121,838	$393,685	$65,850	$202,310,601	$90,415,126	$5,149,289	$11,402,148	$11,625,840	$21,104,298	$5,900,948	$8,247,485

Value	$87,946	$119,445	$387,172	$64,955	$271,189,231	$106,602,190	$6,433,388	$12,243,420	$15,698,817	$20,833,998	$6,484,218	$8,031,736
Dividends receivable	-	-	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-	430	-	-	-

Total assets	87,946	119,445	387,172	64,955	271,189,231	106,602,190	6,433,388	12,243,420	15,699,247	20,833,998	6,484,218	8,031,736

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	5,612	-	-	-	-	-	31	-
Payable to Massachusetts Mutual Life Insurance Company	-	-	-	-	4,430,997	523,130	4,661	9,697	-	4,313	28,189	6,274

Total liabilities	-	-	-	-	4,436,609	523,130	4,661	9,697	-	4,313	28,220	6,274

NET ASSETS	$87,946	$119,445	$387,172	$64,955	$266,752,622	$106,079,060	$6,428,727	$12,233,723	$15,699,247	$20,829,685	$6,455,998	$8,025,462

Net Assets:
Accumulation units – value	$87,946	$119,445	$387,172	$64,955	$260,667,916	$106,079,060	$6,278,009	$12,233,723	$15,175,025	$20,829,685	$6,287,944	$8,025,462
Contracts in payout (annuitization) period	-	-	-	-	6,084,706	-	150,718	-	524,222	-	168,054	-

Net assets	$87,946	$119,445	$387,172	$64,955	$266,752,622	$106,079,060	$6,428,727	$12,233,723	$15,699,247	$20,829,685	$6,455,998	$8,025,462

Outstanding units
Contract owners	9,053	12,314	39,486	6,772	11,133,409	4,717,837	683,000	1,432,504	624,469	873,197	527,089	404,745

UNIT VALUE
Panorama Premier	$-	$-	$-	$-	$32.07	$-	$10.52	$-	$24.73	$-	$4.80	$-
Panorama Passage®
Tier 1	-	-	-	-	24.10	-	10.38	-	24.38	-	4.74	-
Tier 2	-	-	-	-	23.61	-	10.17	-	23.89	-	4.64	-
Tier 3	-	-	-	-	25.10	-	10.79	-	25.36	-	4.93	-
Tier 4	-	-	-	-	24.28	-	10.44	-	24.54	-	4.77	-
MassMutual Artistry	-	-	-	-	21.53	-	9.47	-	22.07	-	4.68	-
MassMutual Transitions®
Custom Plan	-	-	-	-	27.00	-	10.02	-	27.01	-	18.17	-
Package Plan I	-	-	-	-	27.00	-	10.02	-	27.01	-	18.17	-
Package Plan II	-	-	-	-	25.75	-	9.56	-	25.76	-	17.32	-
Package Plan III	-	-	-	-	24.89	-	9.24	-	24.89	-	16.74	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2015

	BlackRock iShares® Alternative Strategies V.I. Sub-Account	BlackRock iShares® Dynamic Allocation V.I. Sub-Account	BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account	BlackRock iShares® Equity Appreciation V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account
	(Class III)	(Class III)	(Class III)	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	$-	$-	$-	$-	$21.62	$-	$8.09	$-	$22.44	$-	$16.90	$-
Tier 2	-	-	-	-	20.62	-	7.72	-	21.40	-	16.12	-
Tier 3	-	-	-	-	20.02	-	7.49	-	20.78	-	15.65	-
Tier 4	-	-	-	-	20.59	-	7.71	-	21.37	-	16.09	-
Tier 5	-	-	-	-	19.64	-	7.35	-	20.38	-	15.35	-
Tier 6	-	-	-	-	19.07	-	7.14	-	19.78	-	14.90	-
Tier 7	-	-	-	-	20.43	-	7.65	-	21.20	-	15.97	-
Tier 8	-	-	-	-	19.46	-	7.28	-	20.19	-	15.21	-
Tier 9	-	-	-	-	-	19.77	-	7.41	-	20.52	-	15.45
Tier 10	-	-	-	-	-	20.92	-	7.85	-	21.71	-	16.35
Tier 11	-	-	-	-	-	18.83	-	7.06	-	19.54	-	14.71
Tier 12	-	-	-	-	-	20.32	-	7.62	-	21.09	-	15.88
Tier 13	-	-	-	-	-	18.35	-	6.88	-	19.05	-	14.34
Tier 14	-	-	-	-	-	19.27	-	7.23	-	20.00	-	15.06
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	14.39	-	6.43	-	18.57	-	14.80	-
Tier 2	-	-	-	-	15.02	-	6.71	-	19.38	-	15.45	-
MassMutual Transitions SelectSM
Tier 1	-	-	-	-	24.16	-	9.28	-	25.93	-	22.13	-
Tier 2	-	-	-	-	-	23.73	-	9.13	-	25.46	-	21.72
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	-	-	-	9.93	-	-	-	-	-	-
Tier 2	-	-	-	-	-	9.92	-	-	-	-	-	-
Tier 3	-	-	-	-	-	9.93	-	-	-	-	-	-
MassMutual Capital VantageSM
Tier 1	9.71	9.69	9.80	9.59	-	9.93	-	-	-	-	-	-
Tier 2	9.72	9.70	9.81	9.59	-	9.93	-	-	-	-	-	-
Tier 3	9.70	9.69	9.79	9.58	-	9.92	-	-	-	-	-	-
Tier 4	9.71	9.69	9.80	9.59	-	9.93	-	-	-	-	-	-
Tier 5	9.71	9.69	9.80	9.59	-	9.93	-	-	-	-	-	-
Tier 6	9.72	9.70	9.81	9.59	-	9.93	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2015

	Ivy Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Asset Momentum Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account
		(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	1,553,655	3,531,827	6,800,888	14,616	12,058,074	42,870,105	2,892,898	2,146,537	3,286,347	2,780,589	9,811,220	34,778,905

Identified cost	$16,814,084	$34,352,123	$72,479,485	$138,938	$122,105,396	$442,771,539	$56,247,303	$45,371,327	$43,487,016	$42,176,150	$105,703,074	$371,337,879

Value	$12,901,240	$35,671,449	$68,008,882	$137,680	$121,183,639	$427,843,645	$64,287,861	$47,619,332	$51,891,413	$43,015,706	$96,444,289	$338,746,531
Dividends receivable	-	-	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	2,973	-	-	-	19,843	-	-	-	-	-	-

Total assets	12,901,240	35,674,422	68,008,882	137,680	121,183,639	427,863,488	64,287,861	47,619,332	51,891,413	43,015,706	96,444,289	338,746,531

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	-	-	1,437	-	1,745	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	371	-	6,717	-	8,830	-	56,439	65,849	522,513	541,824	76,656	85,747

Total liabilities	371	-	6,717	-	8,830	-	57,876	65,849	524,258	541,824	76,656	85,747

NET ASSETS	$12,900,869	$35,674,422	$68,002,165	$137,680	$121,174,809	$427,863,488	$64,229,985	$47,553,483	$51,367,155	$42,473,882	$96,367,633	$338,660,784

Net Assets:
Accumulation units – value	$12,900,869	$35,674,422	$68,002,165	$137,680	$121,174,809	$427,863,488	$62,829,554	$47,553,483	$50,406,378	$42,473,882	$96,367,633	$338,660,784
Contracts in payout (annuitization) period	-	-	-	-	-	-	1,400,431	-	960,777	-	-	-

Net assets	$12,900,869	$35,674,422	$68,002,165	$137,680	$121,174,809	$427,863,488	$64,229,985	$47,553,483	$51,367,155	$42,473,882	$96,367,633	$338,660,784

Outstanding units
Contract owners	1,184,806	2,429,282	4,734,855	14,164	8,867,495	32,206,801	3,423,305	2,627,633	2,020,094	1,846,448	7,080,010	25,757,742

UNIT VALUE
Panorama Premier	$-	$14.54	$-	$-	$13.52	$-	$16.40	$-	$28.10	$-	$13.44	$-
Panorama Passage®
Tier 1	-	14.44	-	-	13.42	-	17.41	-	27.78	-	13.34	-
Tier 2	-	14.26	-	-	13.25	-	17.06	-	27.22	-	13.18	-
Tier 3	-	14.73	-	-	13.69	-	18.13	-	28.67	-	13.61	-
Tier 4	-	14.43	-	-	13.41	-	17.54	-	27.74	-	13.33	-
MassMutual Artistry	-	14.80	-	-	13.76	-	17.92	-	28.89	-	13.68	-
MassMutual Transitions®
Custom Plan	-	15.07	-	-	14.01	-	21.02	-	26.19	-	13.93	-
Package Plan I	-	15.07	-	-	14.01	-	21.02	-	26.19	-	13.93	-
Package Plan II	-	14.66	-	-	13.63	-	20.05	-	24.97	-	13.55	-
Package Plan III	-	14.37	-	-	13.36	-	19.38	-	24.13	-	13.28	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2015

	Ivy Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Asset Momentum Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account
		(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	$10.87	$14.37	$-	$-	$13.36	$-	$17.88	$-	$22.16	$-	$13.28	$-
Tier 2	10.73	13.92	-	-	12.94	-	17.05	-	21.14	-	12.87	-
Tier 3	10.65	13.65	-	-	12.69	-	16.56	-	20.52	-	12.61	-
Tier 4	10.73	13.92	-	-	12.94	-	17.03	-	21.11	-	12.87	-
Tier 5	10.60	13.49	-	-	12.54	-	16.24	-	20.13	-	12.46	-
Tier 6	10.51	13.22	-	-	12.29	-	15.77	-	19.54	-	12.22	-
Tier 7	10.70	13.81	-	-	12.84	-	16.89	-	20.94	-	12.76	-
Tier 8	10.56	13.38	-	-	12.44	-	16.09	-	19.94	-	12.36	-
Tier 9	10.63	-	13.36	-	-	12.44	-	16.35	-	20.25	-	12.33
Tier 10	10.80	-	13.91	-	-	12.94	-	17.30	-	21.43	-	12.83
Tier 11	10.50	-	12.95	-	-	12.05	-	15.57	-	19.29	-	11.95
Tier 12	10.66	-	13.50	-	-	12.57	-	16.80	-	20.82	-	12.46
Tier 13	10.35	-	12.62	-	-	11.75	-	15.18	-	18.80	-	11.65
Tier 14	10.48	-	13.03	-	-	12.12	-	15.94	-	19.74	-	12.02
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	-	-	14.29	-	17.38	-	-	-
Tier 2	-	-	-	-	-	-	14.92	-	18.14	-	-	-
MassMutual Transitions SelectSM
Tier 1	11.01	14.83	-	-	13.79	-	19.55	-	25.50	-	13.71	-
Tier 2	11.01	-	14.57	-	-	13.56	-	19.19	-	25.02	-	13.44
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	9.62	-	9.78	-	-	9.81	-	9.87	-	10.07	-	9.81
Tier 2	9.62	-	9.77	-	-	9.80	-	9.86	-	10.07	-	9.80
Tier 3	9.62	-	9.78	-	-	9.81	-	9.87	-	10.07	-	9.81
MassMutual Capital VantageSM
Tier 1	9.62	-	9.78	9.72	-	9.81	-	9.87	-	10.07	-	9.80
Tier 2	9.63	-	9.79	9.72	-	9.81	-	9.88	-	10.08	-	9.81
Tier 3	9.61	-	9.77	9.71	-	9.80	-	9.86	-	10.07	-	9.80
Tier 4	9.62	-	9.78	9.72	-	9.81	-	9.87	-	10.07	-	9.80
Tier 5	9.62	-	9.78	9.72	-	9.81	-	9.87	-	10.07	-	9.80
Tier 6	9.63	-	9.79	9.72	-	9.81	-	9.88	-	10.08	-	9.81

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2015

	MML Core Allocation Sub-Account	MML Dynamic Bond Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Equity Rotation Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account
		(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)		(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	66,805,420	29,201	973,959	2,566,329	17,260,192	5,598,711	2,215,582	1,624,779	3,046	526,226	17,680,337	1,196,361

Identified cost	$716,567,486	$285,266	$21,258,339	$62,621,750	$167,644,191	$61,209,941	$36,920,955	$35,498,454	$29,685	$7,503,687	$157,674,250	$12,068,463

Value	$807,009,471	$283,543	$26,375,673	$68,814,619	$194,867,572	$62,705,559	$54,857,812	$39,254,669	$29,575	$6,346,287	$167,786,400	$11,281,681
Dividends receivable	-	-	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	73,773	-	48,710	284,519	-	569,422	269,219	-	-	-	2,149,298	116,691

Total assets	807,083,244	283,543	26,424,383	69,099,138	194,867,572	63,274,981	55,127,031	39,254,669	29,575	6,346,287	169,935,698	11,398,372

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	412	-	2,250	-	-	-	-	-	1,626	-
Payable to Massachusetts Mutual Life Insurance Company	-	-	-	-	2,684,115	-	-	569,935	-	6,939	-	-

Total liabilities	-	-	412	-	2,686,365	-	-	569,935	-	6,939	1,626	-

NET ASSETS	$807,083,244	$283,543	$26,423,971	$69,099,138	$192,181,207	$63,274,981	$55,127,031	$38,684,734	$29,575	$6,339,348	$169,934,072	$11,398,372

Net Assets:
Accumulation units – value	$806,837,712	$283,543	$25,864,860	$69,099,138	$188,871,401	$63,274,981	$53,498,445	$38,684,734	$29,575	$6,339,348	$166,920,334	$11,398,372
Contracts in payout (annuitization) period	245,532	-	559,111	-	3,309,806	-	1,628,586	-	-	-	3,013,738	-

Net assets	$807,083,244	$283,543	$26,423,971	$69,099,138	$192,181,207	$63,274,981	$55,127,031	$38,684,734	$29,575	$6,339,348	$169,934,072	$11,398,372

Outstanding units
Contract owners	59,347,906	28,823	1,601,017	4,116,196	10,985,217	3,753,254	3,284,749	2,034,531	2,973	457,854	12,120,917	831,677

UNIT VALUE
Panorama Premier	$-	$-	$13.12	$-	$21.11	$-	$15.27	$-	$-	$13.84	$13.11	$-
Panorama Passage®
Tier 1	-	-	14.61	-	20.87	-	15.91	-	-	13.79	13.25	-
Tier 2	-	-	14.32	-	20.45	-	15.59	-	-	13.71	12.99	-
Tier 3	-	-	15.22	-	21.54	-	16.57	-	-	13.92	13.80	-
Tier 4	-	-	14.72	-	20.84	-	16.03	-	-	13.79	13.35	-
MassMutual Artistry	17.44	-	15.52	-	21.71	-	14.38	-	-	13.95	12.27	-
MassMutual Transitions®
Custom Plan	-	-	19.34	-	19.10	-	20.86	-	-	14.07	15.22	-
Package Plan I	-	-	19.34	-	19.10	-	20.86	-	-	14.07	15.22	-
Package Plan II	-	-	18.44	-	18.21	-	19.89	-	-	13.89	14.51	-
Package Plan III	-	-	17.83	-	17.61	-	19.22	-	-	13.76	14.03	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2015

	MML Core Allocation Sub-Account	MML Dynamic Bond Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Equity Rotation Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account
		(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)		(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	$13.50	$-	$16.41	$-	$16.24	$-	$17.89	$-	$-	$13.76	$13.19	$-
Tier 2	13.11	-	15.65	-	15.49	-	17.06	-	-	13.56	12.58	-
Tier 3	12.87	-	15.20	-	15.04	-	16.57	-	-	13.44	12.22	-
Tier 4	13.11	-	15.63	-	15.46	-	17.04	-	-	13.56	12.56	-
Tier 5	12.73	-	14.91	-	14.75	-	16.25	-	-	13.37	11.98	-
Tier 6	12.50	-	14.47	-	14.32	-	15.78	-	-	13.24	11.63	-
Tier 7	13.02	-	15.51	-	15.34	-	16.91	-	-	13.51	12.47	-
Tier 8	12.64	-	14.77	-	14.61	-	16.10	-	-	13.32	11.87	-
Tier 9	12.83	-	-	15.01	-	14.85	-	16.35	-	13.41	-	12.07
Tier 10	13.30	-	-	15.88	-	15.72	-	17.31	-	13.66	-	12.77
Tier 11	12.46	-	-	14.29	-	14.14	-	15.57	-	13.22	-	11.49
Tier 12	12.92	-	-	15.43	-	15.26	-	16.81	-	13.46	-	12.40
Tier 13	12.14	-	-	13.93	-	13.79	-	15.18	-	13.00	-	11.20
Tier 14	12.50	-	-	14.63	-	14.48	-	15.94	-	13.20	-	11.76
MassMutual RetireEase SelectSM
Tier 1	-	-	11.24	-	11.40	-	13.47	-	-	-	8.10	-
Tier 2	-	-	11.73	-	11.91	-	14.07	-	-	-	8.46	-
MassMutual Transitions SelectSM
Tier 1	13.90	-	17.91	-	17.75	-	20.08	-	-	13.97	14.62	-
Tier 2	13.90	-	-	17.59	-	17.43	-	19.71	-	13.97	-	14.36
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	15.71	-	-	-	-	-
Tier 2	-	-	-	-	-	-	15.86	-	-	-	-	-
Tier 3	-	-	-	-	-	-	16.25	-	-	-	-	-
Tier 4	-	-	-	-	-	-	16.25	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	9.77	9.83	-	9.77	-	9.76	-	-	-	9.62	-	9.41
Tier 2	9.77	9.83	-	9.77	-	9.75	-	-	-	9.61	-	9.40
Tier 3	9.77	9.83	-	9.77	-	9.76	-	-	-	9.62	-	9.41
MassMutual Capital VantageSM
Tier 1	9.77	9.83	-	9.77	-	9.76	-	-	9.94	9.62	-	9.41
Tier 2	9.78	9.84	-	9.78	-	9.76	-	-	9.95	9.62	-	9.41
Tier 3	9.77	9.82	-	9.76	-	9.75	-	-	9.93	9.61	-	9.40
Tier 4	9.77	9.83	-	9.77	-	9.76	-	-	9.94	9.62	-	9.41
Tier 5	9.77	9.83	-	9.77	-	9.76	-	-	9.94	9.62	-	9.41
Tier 6	9.78	9.84	-	9.78	-	9.76	-	-	9.95	9.62	-	9.41

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2015

	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
			(Class I)	(Service Class I)	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
ASSETS
Investments
Number of shares	223,673	504,929	546,025	912,773	255,310	8,839,454	5,715,769	1,439,793	57,869,246	104,201,514	2,501,431	2,261,644

Identified cost	$3,060,400	$7,540,838	$5,203,923	$10,302,051	$2,523,327	$106,888,054	$52,309,175	$14,240,119	$548,720,486	$928,204,334	$26,452,316	$21,342,958

Value	$2,775,777	$7,094,246	$6,410,333	$10,624,682	$3,045,849	$128,437,265	$75,333,833	$18,861,285	$560,752,995	$1,003,460,581	$22,863,078	$25,669,657
Dividends receivable	-	-	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	21,990	-	-	16,202	-	-	-	-	-	-	-	-

Total assets	2,797,767	7,094,246	6,410,333	10,640,884	3,045,849	128,437,265	75,333,833	18,861,285	560,752,995	1,003,460,581	22,863,078	25,669,657

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	-	-	5,194	-	-	-	124	182
Payable to Massachusetts Mutual Life Insurance Company	-	20,975	107	-	3,344	3,387,215	123,465	64,123	220,953	81,340	4,428	66,195

Total liabilities	-	20,975	107	-	3,344	3,387,215	128,659	64,123	220,953	81,340	4,552	66,377

NET ASSETS	$2,797,767	$7,073,271	$6,410,226	$10,640,884	$3,042,505	$125,050,050	$75,205,174	$18,797,162	$560,532,042	$1,003,379,241	$22,858,526	$25,603,280

Net Assets:
Accumulation units – value	$2,789,135	$7,073,271	$6,104,209	$10,640,884	$3,042,505	$125,050,050	$74,850,760	$18,797,162	$560,532,042	$1,003,379,241	$22,854,403	$24,829,915
Contracts in payout (annuitization) period	8,632	-	306,017	-	-	-	354,414	-	-	-	4,123	773,365

Net assets	$2,797,767	$7,073,271	$6,410,226	$10,640,884	$3,042,505	$125,050,050	$75,205,174	$18,797,162	$560,532,042	$1,003,379,241	$22,858,526	$25,603,280

Outstanding units
Contract owners	196,105	519,426	447,293	737,898	272,832	7,525,113	3,828,340	1,200,044	39,202,730	71,299,878	1,708,634	1,502,734

UNIT VALUE
Panorama Premier	$14.34	$13.74	$-	$-	$11.85	$-	$20.10	$-	$14.18	$-	$13.37	$18.76
Panorama Passage®
Tier 1	14.29	13.70	-	-	11.52	-	19.87	-	14.08	-	13.30	14.50
Tier 2	14.21	13.62	-	-	11.29	-	19.47	-	13.90	-	13.18	14.21
Tier 3	14.42	13.83	-	-	12.00	-	20.51	-	14.36	-	13.49	15.10
Tier 4	14.28	13.69	-	-	11.61	-	19.84	-	14.07	-	13.30	14.61
MassMutual Artistry	14.45	13.86	-	-	8.42	23.62	20.67	-	14.43	-	13.54	13.57
MassMutual Transitions®
Custom Plan	14.58	13.97	14.45	-	-	-	21.28	-	14.70	-	13.72	18.01
Package Plan I	14.58	13.97	14.45	-	-	-	21.28	-	14.70	-	13.72	18.01
Package Plan II	14.39	13.80	13.78	-	-	-	20.35	-	14.30	-	13.45	17.17
Package Plan III	14.26	13.67	13.32	-	-	-	19.72	-	14.01	-	13.26	16.60

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2015

	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
			(Class I)	(Service Class I)	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	$14.26	$13.67	$13.23	$-	$-	$16.40	$15.06	$-	$14.01	$-	$13.26	$15.02
Tier 2	14.05	13.47	12.62	-	-	15.93	14.37	-	13.58	-	12.96	14.33
Tier 3	13.92	13.35	12.25	-	-	15.64	13.95	-	13.31	-	12.78	13.91
Tier 4	14.05	13.47	12.60	-	-	15.93	14.34	-	13.58	-	12.96	14.31
Tier 5	13.85	13.27	12.02	-	-	15.47	13.68	-	13.15	-	12.67	13.64
Tier 6	13.72	13.15	11.66	-	-	15.19	13.28	-	12.89	-	12.49	13.25
Tier 7	14.00	13.42	12.50	-	-	15.81	14.23	-	13.47	-	12.89	14.19
Tier 8	13.80	13.23	11.90	-	-	15.36	13.55	-	13.05	-	12.60	13.52
Tier 9	13.90	13.32	-	12.14	-	15.58	-	13.76	-	13.04	12.74	-
Tier 10	14.15	13.57	-	12.85	-	16.16	-	14.57	-	13.57	13.11	-
Tier 11	13.69	13.13	-	11.56	-	15.13	-	13.11	-	12.64	12.46	-
Tier 12	13.95	13.37	-	12.48	-	15.70	-	14.15	-	13.18	12.82	-
Tier 13	13.47	12.91	-	11.27	-	14.75	-	12.78	-	12.32	12.14	-
Tier 14	13.67	13.10	-	11.83	-	15.19	-	13.42	-	12.71	12.42	-
MassMutual RetireEase SelectSM
Tier 1	-	-	10.70	-	-	-	11.91	-	-	-	-	10.80
Tier 2	-	-	11.17	-	-	-	12.44	-	-	-	-	11.27
MassMutual Transitions SelectSM
Tier 1	14.47	13.87	15.79	-	-	16.89	16.87	-	14.47	-	13.56	16.66
Tier 2	14.47	13.87	-	15.56	-	16.89	-	16.56	-	14.22	13.56	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	9.94	9.75	-	9.69	-	9.96	-	9.86	-	9.79	9.58	-
Tier 2	9.94	9.75	-	9.68	-	9.96	-	9.86	-	9.79	9.57	-
Tier 3	9.94	9.75	-	9.69	-	9.96	-	9.86	-	9.79	9.58	-
MassMutual Capital VantageSM
Tier 1	9.94	9.75	-	9.68	-	9.96	-	9.86	-	9.79	9.58	-
Tier 2	9.95	9.76	-	9.69	-	9.97	-	9.87	-	9.80	9.58	-
Tier 3	9.94	9.75	-	9.68	-	9.95	-	9.85	-	9.78	9.57	-
Tier 4	9.94	9.75	-	9.68	-	9.96	-	9.86	-	9.79	9.58	-
Tier 5	9.94	9.75	-	9.68	-	9.96	-	9.86	-	9.79	9.57	-
Tier 6	9.95	9.76	-	9.69	-	9.97	-	9.87	-	9.80	9.58	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2015

	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account
	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
ASSETS
Investments
Number of shares	1,509,801	18,279,197	4,819,731	5,545,865	158,931	1,428,651	304,963	12,972,234	19,261,866	9,410,654	2,364,317	5,391,821

Identified cost	$15,348,033	$199,884,827	$53,802,461	$54,887,891	$1,515,660	$15,493,067	$3,819,482	$165,972,212	$246,921,228	$108,670,773	$30,047,218	$67,303,660

Value	$16,985,262	$181,146,839	$47,570,748	$53,406,676	$1,395,412	$16,715,213	$3,500,980	$159,715,560	$236,725,073	$134,301,774	$33,520,215	$83,573,235
Dividends receivable	-	-	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	4,686,809	243,884	764,256	-	-	-	2,755,487	3,281,342	413,101	-	-

Total assets	16,985,262	185,833,648	47,814,632	54,170,932	1,395,412	16,715,213	3,500,980	162,471,047	240,006,415	134,714,875	33,520,215	83,573,235

LIABILITIES
Annuitant mortality fluctuation reserve	-	3,114	-	-	-	189	-	4,474	-	1,644	-	315
Payable to Massachusetts Mutual Life Insurance Company	85,539	-	-	-	119	40,236	605	-	-	-	337,595	333,151

Total liabilities	85,539	3,114	-	-	119	40,425	605	4,474	-	1,644	337,595	333,466

NET ASSETS	$16,899,723	$185,830,534	$47,814,632	$54,170,932	$1,395,293	$16,674,788	$3,500,375	$162,466,573	$240,006,415	$134,713,231	$33,182,620	$83,239,769

Net Assets:
Accumulation units – value	$16,899,723	$182,246,696	$47,814,632	$54,170,932	$1,395,293	$16,562,084	$3,500,375	$159,074,661	$240,006,415	$132,422,226	$33,182,620	$82,061,342
Contracts in payout (annuitization) period	-	3,583,838	-	-	-	112,704	-	3,391,912	-	2,291,005	-	1,178,427

Net assets	$16,899,723	$185,830,534	$47,814,632	$54,170,932	$1,395,293	$16,674,788	$3,500,375	$162,466,573	$240,006,415	$134,713,231	$33,182,620	$83,239,769

Outstanding units
Contract owners	1,085,648	14,833,791	3,940,287	4,780,197	162,216	972,773	208,322	10,976,835	17,304,346	8,921,793	2,279,987	2,771,617

UNIT VALUE
Panorama Premier	$-	$13.14	$-	$-	$-	$13.35	$-	$-	$12.24	$13.72	$-	$51.83
Panorama Passage®
Tier 1	-	12.99	-	-	-	13.52	-	18.35	-	13.53	-	38.55
Tier 2	-	12.73	-	-	-	13.25	-	17.98	-	13.26	-	37.78
Tier 3	-	13.41	-	-	-	14.08	-	19.11	-	14.07	-	40.15
Tier 4	-	12.97	-	-	-	13.62	-	18.49	-	13.61	-	38.85
MassMutual Artistry	-	13.51	-	15.16	8.58	10.88	-	18.32	-	14.08	-	30.70
MassMutual Transitions®
Custom Plan	-	13.91	-	-	8.61	18.68	-	16.70	-	17.47	-	34.35
Package Plan I	-	13.91	-	-	8.61	18.68	-	16.70	-	17.47	-	34.35
Package Plan II	-	13.30	-	-	8.56	17.81	-	15.93	-	16.66	-	32.76
Package Plan III	-	12.89	-	-	8.53	17.22	-	15.40	-	16.11	-	31.66

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2015

	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account
	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	$-	$12.08	$-	$11.14	$8.53	$16.30	$-	$13.83	$-	$14.00	$-	$20.97
Tier 2	-	11.53	-	10.81	8.47	15.54	-	13.19	-	13.35	-	20.17
Tier 3	-	11.19	-	10.62	8.44	15.09	-	12.80	-	12.96	-	19.69
Tier 4	-	11.51	-	10.81	8.47	15.52	-	13.17	-	13.33	-	20.17
Tier 5	-	10.98	-	10.50	8.41	14.80	-	12.56	-	12.71	-	19.41
Tier 6	-	10.66	-	10.31	8.38	14.37	-	12.19	-	12.34	-	18.95
Tier 7	-	11.42	-	10.74	8.46	15.40	-	13.06	-	13.22	-	19.99
Tier 8	-	10.87	-	10.43	8.40	14.66	-	12.44	-	12.59	-	19.23
Tier 9	13.74	-	11.05	10.58	8.43	-	14.88	-	12.64	-	12.80	-
Tier 10	14.54	-	11.69	10.97	8.50	-	15.75	-	13.38	-	13.55	-
Tier 11	13.08	-	10.52	10.27	8.37	-	14.17	-	12.04	-	12.19	-
Tier 12	14.12	-	11.35	10.66	8.44	-	15.29	-	12.99	-	13.16	-
Tier 13	12.75	-	10.26	10.02	8.31	-	13.81	-	11.74	-	11.88	-
Tier 14	13.39	-	10.77	10.31	8.36	-	14.51	-	12.33	-	12.48	-
MassMutual RetireEase SelectSM
Tier 1	-	11.75	-	-	-	14.42	-	12.96	-	10.29	-	18.27
Tier 2	-	12.27	-	-	-	15.05	-	13.53	-	10.74	-	19.07
MassMutual Transitions SelectSM
Tier 1	-	12.66	-	11.47	8.58	19.85	-	14.53	-	15.61	-	21.80
Tier 2	16.36	-	12.43	11.47	8.58	-	19.46	-	14.27	-	15.33	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	9.94	-	9.85	9.49	9.40	-	9.98	-	9.80	-	10.00	-
Tier 2	9.93	-	9.84	9.49	9.39	-	9.97	-	9.79	-	10.00	-
Tier 3	9.94	-	9.85	9.49	9.40	-	9.98	-	9.80	-	10.00	-
MassMutual Capital VantageSM
Tier 1	9.94	-	9.85	9.49	9.40	-	9.98	-	9.79	-	10.00	-
Tier 2	9.95	-	9.85	9.50	9.40	-	9.98	-	9.80	-	10.01	-
Tier 3	9.93	-	9.84	9.48	9.39	-	9.97	-	9.79	-	9.99	-
Tier 4	9.94	-	9.85	9.49	9.40	-	9.98	-	9.79	-	10.00	-
Tier 5	9.94	-	9.84	9.49	9.40	-	9.97	-	9.79	-	10.00	-
Tier 6	9.95	-	9.85	9.50	9.40	-	9.98	-	9.80	-	10.01	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2015

	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	4,476,633	16,957,115	3,106,600	33,853,590	181,884,367	74,553,001	2,113,251	3,547,448	1,365,918	8,778,675	863,838	685,103

Identified cost	$64,018,287	$174,805,736	$35,691,395	$339,094,437	$1,880,672,517	$74,477,421	$21,015,888	$30,100,121	$13,006,878	$136,766,688	$14,239,318	$12,268,264

Value	$67,865,758	$182,119,417	$32,992,095	$360,879,267	$1,922,517,759	$74,473,153	$20,477,399	$29,320,347	$11,128,591	$118,581,676	$11,274,829	$9,988,804
Dividends receivable	-	-	-	-	-	2	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	510,262	48,717	1,947	48,396	26,549	1,977,980	100,018	46,019

Total assets	67,865,758	182,119,417	32,992,095	360,879,267	1,923,028,021	74,521,872	20,479,346	29,368,743	11,155,140	120,559,656	11,374,847	10,034,823

LIABILITIES
Annuitant mortality fluctuation reserve	-	2,686	-	-	-	2,728	131	193	-	2,051	-	-
Payable to Massachusetts Mutual Life Insurance Company	932,068	1,225,450	28,140	536,914	-	-	-	-	-	-	-	-

Total liabilities	932,068	1,228,136	28,140	536,914	-	2,728	131	193	-	2,051	-	-

NET ASSETS	$66,933,690	$180,891,281	$32,963,955	$360,342,353	$1,923,028,021	$74,519,144	$20,479,215	$29,368,550	$11,155,140	$120,557,605	$11,374,847	$10,034,823

Net Assets:
Accumulation units – value	$66,933,690	$177,993,857	$32,963,955	$360,342,353	$1,923,028,021	$73,403,472	$20,474,853	$29,165,563	$11,155,140	$118,494,386	$11,374,847	$10,034,823
Contracts in payout (annuitization) period	-	2,897,424	-	-	-	1,115,672	4,362	202,987	-	2,063,219	-	-

Net assets	$66,933,690	$180,891,281	$32,963,955	$360,342,353	$1,923,028,021	$74,519,144	$20,479,215	$29,368,550	$11,155,140	$120,557,605	$11,374,847	$10,034,823

Outstanding units
Contract owners	3,224,695	7,429,027	1,457,283	25,711,819	141,229,826	8,011,374	1,981,811	1,338,615	582,740	5,264,907	511,015	504,061

UNIT VALUE
Panorama Premier	$-	$30.86	$-	$13.86	$-	$9.12	$10.34	$26.99	$-	$27.36	$-	$-
Panorama Passage®
Tier 1	-	32.82	-	13.77	-	9.06	10.29	24.41	-	24.26	-	-
Tier 2	-	32.16	-	13.59	-	8.94	10.20	23.92	-	23.77	-	-
Tier 3	-	34.18	-	14.04	-	9.24	10.44	25.42	-	25.27	-	-
Tier 4	-	33.07	-	13.76	-	9.05	10.29	24.60	-	24.45	-	-
MassMutual Artistry	-	34.59	-	14.11	-	9.28	10.47	23.26	-	17.11	-	20.38
MassMutual Transitions®
Custom Plan	-	27.63	-	14.37	-	9.45	10.61	22.34	-	26.30	-	-
Package Plan I	-	27.63	-	14.37	-	9.45	10.61	22.34	-	26.30	-	-
Package Plan II	-	26.35	-	13.98	-	9.19	10.40	21.30	-	25.08	-	-
Package Plan III	-	25.47	-	13.70	-	9.01	10.26	20.59	-	24.24	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2015

	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	$-	$22.27	$-	$13.70	$-	$9.01	$10.26	$18.13	$-	$20.05	$-	$19.88
Tier 2	-	21.24	-	13.27	-	8.73	10.03	17.29	-	19.12	-	19.36
Tier 3	-	20.62	-	13.01	-	8.56	9.89	16.79	-	18.56	-	19.04
Tier 4	-	21.21	-	13.27	-	8.73	10.03	17.26	-	19.09	-	19.36
Tier 5	-	20.23	-	12.86	-	8.46	9.80	16.46	-	18.21	-	18.85
Tier 6	-	19.64	-	12.60	-	8.29	9.67	15.98	-	17.68	-	18.54
Tier 7	-	21.04	-	13.17	-	8.66	9.97	17.13	-	18.94	-	19.23
Tier 8	-	20.04	-	12.76	-	8.39	9.75	16.31	-	18.04	-	18.72
Tier 9	19.35	-	20.38	-	12.75	8.54	9.86	-	16.55	-	18.33	18.98
Tier 10	20.30	-	21.56	-	13.27	8.88	10.14	-	17.51	-	19.40	19.62
Tier 11	18.61	-	19.40	-	12.35	8.27	9.64	-	15.76	-	17.45	18.48
Tier 12	19.71	-	20.94	-	12.88	8.63	9.91	-	17.01	-	18.84	19.10
Tier 13	18.14	-	18.92	-	12.04	8.06	9.40	-	15.36	-	17.01	18.01
Tier 14	18.86	-	19.86	-	12.43	8.32	9.61	-	16.13	-	17.87	18.50
MassMutual RetireEase SelectSM
Tier 1	-	15.62	-	-	-	9.38	-	13.82	-	14.24	-	-
Tier 2	-	16.30	-	-	-	9.43	-	14.43	-	14.86	-	-
MassMutual Transitions SelectSM
Tier 1	-	24.04	-	14.14	-	9.30	10.49	20.92	-	24.04	-	20.42
Tier 2	21.41	-	23.62	-	13.90	9.30	10.49	-	20.51	-	23.60	20.42
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	9.23	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	9.38	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	10.01	-	9.81	-	9.80	9.98	9.86	-	9.94	-	9.75	9.55
Tier 2	10.00	-	9.80	-	9.79	9.97	9.85	-	9.93	-	9.74	9.54
Tier 3	10.01	-	9.81	-	9.80	9.98	9.86	-	9.94	-	9.75	9.55
MassMutual Capital VantageSM
Tier 1	10.01	-	9.81	-	9.80	9.98	9.86	-	9.94	-	9.75	9.55
Tier 2	10.01	-	9.82	-	9.81	9.98	9.86	-	9.94	-	9.75	9.56
Tier 3	10.00	-	9.80	-	9.79	9.97	9.85	-	9.93	-	9.74	9.54
Tier 4	10.01	-	9.81	-	9.80	9.98	9.86	-	9.94	-	9.75	9.55
Tier 5	10.01	-	9.81	-	9.80	9.97	9.86	-	9.94	-	9.74	9.55
Tier 6	10.01	-	9.82	-	9.81	9.98	9.86	-	9.94	-	9.75	9.56

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2015

	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Bond Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account
	(Initial Class)	(Service Class)	(Service Class I)			(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
ASSETS
Investments
Number of shares	11,594,432	1,402,975	11,748	914,643	1,556,203	233,089	3,807,730	7,885	659,534	380,177	106,409	1,733,915

Identified cost	$99,260,750	$15,959,787	$99,531	$9,001,022	$16,292,351	$12,297,173	$154,618,788	$82,758	$7,997,709	$3,418,241	$6,817,790	$74,577,077

Value	$131,480,854	$15,783,465	$98,920	$7,481,780	$15,733,212	$12,773,253	$211,290,954	$112,591	$9,536,857	$2,931,163	$7,861,515	$133,251,345
Dividends receivable	-	-	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	1,714,927	140,132	-	110,011	-	-	-	-	-	-	-	-

Total assets	133,195,781	15,923,597	98,920	7,591,791	15,733,212	12,773,253	211,290,954	112,591	9,536,857	2,931,163	7,861,515	133,251,345

LIABILITIES
Annuitant mortality fluctuation reserve	1,781	-	-	-	-	-	3,914	-	1,238	-	-	2,110
Payable to Massachusetts Mutual Life Insurance Company	-	-	-	-	1,085	79,118	7,126,008	13	397	113	22,553	814,966

Total liabilities	1,781	-	-	-	1,085	79,118	7,129,922	13	1,635	113	22,553	817,076

NET ASSETS	$133,194,000	$15,923,597	$98,920	$7,591,791	$15,732,127	$12,694,135	$204,161,032	$112,578	$9,535,222	$2,931,050	$7,838,962	$132,434,269

Net Assets:
Accumulation units – value	$130,922,516	$15,923,597	$98,920	$7,591,791	$15,732,127	$12,694,135	$200,985,540	$112,578	$9,493,959	$2,931,050	$7,838,962	$130,255,445
Contracts in payout (annuitization) period	2,271,484	-	-	-	-	-	3,175,492	-	41,263	-	-	2,178,824

Net assets	$133,194,000	$15,923,597	$98,920	$7,591,791	$15,732,127	$12,694,135	$204,161,032	$112,578	$9,535,222	$2,931,050	$7,838,962	$132,434,269

Outstanding units
Contract owners	6,739,936	858,472	10,346	844,443	1,533,107	719,485	11,140,031	9,360	703,999	211,390	418,015	7,089,700

UNIT VALUE
Panorama Premier	$25.85	$-	$-	$-	$10.22	$-	$17.60	$-	$13.24	$13.87	$-	$14.65
Panorama Passage®
Tier 1	25.56	-	-	-	10.19	-	17.65	-	13.06	-	-	14.49
Tier 2	25.05	-	-	-	10.13	-	17.30	-	12.80	-	-	14.19
Tier 3	26.38	-	-	-	10.28	-	18.38	-	13.58	-	-	15.09
Tier 4	25.53	-	-	-	10.19	-	17.79	-	13.14	-	-	14.60
MassMutual Artistry	26.58	-	-	11.06	10.31	-	12.82	-	13.27	-	-	8.05
MassMutual Transitions®
Custom Plan	27.37	-	-	-	10.39	-	19.38	-	14.37	-	-	20.27
Package Plan I	27.37	-	-	-	10.39	-	19.38	-	14.37	-	-	20.27
Package Plan II	26.18	-	-	-	10.26	-	18.48	-	13.71	-	-	19.33
Package Plan III	25.36	-	-	-	10.17	-	17.86	-	13.25	-	-	18.68

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2015

	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Bond Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account
	(Initial Class)	(Service Class)	(Service Class I)			(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	$18.21	$-	$-	$8.78	$10.17	$-	$16.78	$-	$11.52	$-	$-	$17.96
Tier 2	17.37	-	-	8.53	10.02	-	16.00	-	10.98	-	-	17.13
Tier 3	16.86	-	-	8.37	9.93	-	15.54	-	10.66	-	-	16.63
Tier 4	17.34	-	-	8.53	10.02	-	15.98	-	10.97	-	-	17.10
Tier 5	16.54	-	-	8.28	9.87	-	15.24	-	10.46	-	-	16.31
Tier 6	16.06	-	-	8.13	9.78	-	14.79	-	10.16	-	-	15.83
Tier 7	17.21	-	-	8.47	9.98	-	15.85	-	10.88	-	-	16.97
Tier 8	16.39	-	-	8.22	9.84	-	15.10	-	10.36	-	-	16.16
Tier 9	-	16.66	-	8.34	9.91	15.34	-	10.53	-	-	16.41	-
Tier 10	-	17.63	-	8.65	10.09	16.23	-	11.15	-	-	17.37	-
Tier 11	-	15.86	-	8.10	9.77	14.61	-	10.03	-	-	15.63	-
Tier 12	-	17.12	-	8.41	9.95	15.76	-	10.83	-	-	16.87	-
Tier 13	-	15.46	-	7.90	9.61	14.24	-	-	-	-	15.24	-
Tier 14	-	16.24	-	8.13	9.75	14.95	-	-	-	-	16.00	-
MassMutual RetireEase SelectSM
Tier 1	12.10	-	-	-	-	-	13.68	-	9.15	-	-	13.24
Tier 2	12.63	-	-	-	-	-	14.28	-	9.55	-	-	13.82
MassMutual Transitions SelectSM
Tier 1	19.59	-	-	9.04	10.32	-	19.09	-	12.71	-	-	20.24
Tier 2	-	19.24	-	9.04	10.32	18.74	-	12.48	-	-	19.87	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	9.65	-	9.50	9.90	-	-	-	-	-	9.99	-
Tier 2	-	9.64	-	9.49	9.89	-	-	-	-	-	9.98	-
Tier 3	-	9.65	-	9.50	9.90	-	-	-	-	-	9.99	-
MassMutual Capital VantageSM
Tier 1	-	9.65	9.56	9.50	9.90	-	-	-	-	-	9.99	-
Tier 2	-	9.66	9.56	9.51	9.90	-	-	-	-	-	10.00	-
Tier 3	-	9.64	9.55	9.49	9.89	-	-	-	-	-	9.98	-
Tier 4	-	9.65	9.56	9.50	9.90	-	-	-	-	-	9.99	-
Tier 5	-	9.65	9.55	9.50	9.90	-	-	-	-	-	9.99	-
Tier 6	-	9.66	9.56	9.51	9.90	-	-	-	-	-	10.00	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2015

	Oppenheimer Global Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Multi- Alternatives Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY Clarion Global Real Estate Sub-Account
	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)
ASSETS
Investments
Number of shares	1,287,148	5,622,606	138,942	13,650,743	47,661,114	10,436,164	19,366,351	227,319	1,144,143	10,340,601	1,455,701	1,717,200

Identified cost	$44,456,649	$163,842,092	$1,410,231	$74,929,479	$253,032,368	$23,050,386	$35,998,583	$6,259,928	$25,648,530	$10,340,601	$17,935,363	$19,171,939

Value	$48,383,912	$213,659,042	$1,340,793	$68,253,716	$232,586,237	$23,898,814	$42,605,973	$6,587,696	$33,454,733	$10,340,601	$10,175,349	$20,108,417
Dividends receivable	-	-	-	-	-	-	-	-	-	33	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	860,892	5,241,205	-	-	-	-	-	911,008	27,370

Total assets	48,383,912	213,659,042	1,340,793	69,114,608	237,827,442	23,898,814	42,605,973	6,587,696	33,454,733	10,340,634	11,086,357	20,135,787

LIABILITIES
Annuitant mortality fluctuation reserve	-	5,133	-	-	7,160	-	540	-	989	3,407	115	108
Payable to Massachusetts Mutual Life Insurance Company	314,946	2,195,459	106	-	-	215,869	271,818	16,117	109,086	1,198	-	-

Total liabilities	314,946	2,200,592	106	-	7,160	215,869	272,358	16,117	110,075	4,605	115	108

NET ASSETS	$48,068,966	$211,458,450	$1,340,687	$69,114,608	$237,820,282	$23,682,945	$42,333,615	$6,571,579	$33,344,658	$10,336,029	$11,086,242	$20,135,679

Net Assets:
Accumulation units – value	$48,068,966	$208,337,533	$1,340,687	$69,114,608	$234,132,924	$23,682,945	$41,341,972	$6,571,579	$33,120,975	$10,170,632	$10,833,464	$19,606,536
Contracts in payout (annuitization) period	-	3,120,917	-	-	3,687,358	-	991,643	-	223,683	165,397	252,778	529,143

Net assets	$48,068,966	$211,458,450	$1,340,687	$69,114,608	$237,820,282	$23,682,945	$42,333,615	$6,571,579	$33,344,658	$10,336,029	$11,086,242	$20,135,679

Outstanding units
Contract owners	2,296,397	9,468,058	142,078	4,740,022	15,133,537	1,111,652	1,953,465	350,633	1,773,958	976,501	2,168,257	1,451,985

UNIT VALUE
Panorama Premier	$-	$27.78	$-	$-	$19.89	$-	$30.28	$-	$16.30	$12.26	$5.06	$13.82
Panorama Passage®
Tier 1	-	27.48	-	-	19.50	-	19.55	-	16.63	10.57	5.01	13.70
Tier 2	-	26.93	-	-	19.11	-	19.16	-	16.30	10.35	4.94	13.49
Tier 3	-	28.62	-	-	20.31	-	20.36	-	17.32	11.00	5.14	14.03
Tier 4	-	27.69	-	-	19.65	-	19.70	-	16.76	10.65	5.01	13.68
MassMutual Artistry	-	19.09	9.43	-	19.62	-	14.38	-	15.05	10.68	5.17	14.11
MassMutual Transitions®
Custom Plan	-	24.54	9.46	-	19.14	-	23.09	-	20.64	10.53	5.28	14.43
Package Plan I	-	24.54	9.46	-	19.14	-	23.09	-	20.64	10.53	5.28	14.43
Package Plan II	-	23.40	9.41	-	18.25	-	22.02	-	19.68	10.04	5.11	13.95
Package Plan III	-	22.62	9.37	-	17.64	-	21.28	-	19.03	9.70	4.98	13.62

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2015

	Oppenheimer Global Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Multi- Alternatives Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY Clarion Global Real Estate Sub-Account
	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	$-	$19.48	$9.37	$-	$14.57	$-	$19.60	$-	$17.87	$9.77	$4.98	$13.61
Tier 2	-	18.58	9.31	-	13.90	-	18.69	-	17.04	9.32	4.79	13.10
Tier 3	-	18.04	9.27	-	13.49	-	18.15	-	16.54	9.05	4.68	12.78
Tier 4	-	18.55	9.31	-	13.87	-	18.67	-	17.01	9.31	4.79	13.10
Tier 5	-	17.69	9.25	-	13.23	-	17.80	-	16.23	8.88	4.61	12.60
Tier 6	-	17.18	9.21	-	12.85	-	17.28	-	15.75	8.62	4.50	12.30
Tier 7	-	18.41	9.29	-	13.77	-	18.52	-	16.88	9.23	4.75	12.97
Tier 8	-	17.53	9.23	-	13.11	-	17.64	-	16.08	8.79	4.57	12.48
Tier 9	17.81	-	9.26	13.29	-	17.94	-	16.34	-	-	4.68	12.79
Tier 10	18.85	-	9.34	14.07	-	18.98	-	17.29	-	-	4.91	13.41
Tier 11	16.96	-	9.20	12.66	-	17.08	-	15.56	-	-	4.50	12.30
Tier 12	18.30	-	9.28	13.66	-	18.44	-	16.79	-	-	4.77	13.03
Tier 13	16.53	-	9.13	12.34	-	16.65	-	15.17	-	-	4.39	11.99
Tier 14	17.36	-	9.19	12.96	-	17.49	-	15.93	-	-	4.56	12.46
MassMutual RetireEase SelectSM
Tier 1	-	12.30	-	-	12.14	-	10.86	-	13.42	-	5.09	11.10
Tier 2	-	12.84	-	-	12.67	-	11.34	-	14.01	-	5.31	11.59
MassMutual Transitions SelectSM
Tier 1	-	22.69	9.43	-	15.21	-	22.88	-	20.16	10.27	5.18	14.15
Tier 2	22.28	-	9.43	14.91	-	22.48	-	19.80	-	-	5.18	14.15
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	9.72	-	9.77	9.72	-	9.81	-	9.91	-	-	-	-
Tier 2	9.71	-	9.77	9.72	-	9.80	-	9.91	-	-	-	-
Tier 3	9.72	-	9.77	9.72	-	9.81	-	9.91	-	-	-	-
MassMutual Capital VantageSM
Tier 1	9.72	-	9.77	9.72	-	9.80	-	9.91	-	-	-	-
Tier 2	9.73	-	9.78	9.73	-	9.81	-	9.92	-	-	-	-
Tier 3	9.71	-	9.77	9.71	-	9.80	-	9.91	-	-	-	-
Tier 4	9.72	-	9.77	9.72	-	9.80	-	9.91	-	-	-	-
Tier 5	9.72	-	9.77	9.72	-	9.80	-	9.91	-	-	-	-
Tier 6	9.73	-	9.78	9.73	-	9.81	-	9.92	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2015

	BlackRock iShares® Alternative Strategies V.I. Sub-Account	BlackRock iShares® Dynamic Allocation V.I. Sub-Account	BlackRock iShares® Dynamic Fixed Income Sub-Account	BlackRock iShares® Equity Appreciation V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account
	(Class III)	(Class III)	(Class III)	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
Investment income
Dividends	$2,432	$1,142	$6,887	$1,104	$2,911,350	$870,903	$111,617	$182,451	$-	$-	$-	$-

Expenses
Mortality and expense risk fee and administrative charges	62	61	157	34	3,548,665	1,362,518	71,727	162,822	183,816	257,767	72,255	91,073

Net Investment income (loss)	2,370	1,081	6,730	1,070	(637,315)	(491,615)	39,890	19,629	(183,816)	(257,767)	(72,255)	(91,073)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(295)	123	(154)	(233)	9,602,110	3,721,548	582,662	885,726	1,525,230	938,229	483,312	101,938
Realized gain distribution	-	-	-	-	26,293,424	8,716,537	-	-	1,422,869	1,850,567	653,053	801,705

Realized gain (loss)	(295)	123	(154)	(233)	35,895,534	12,438,085	582,662	885,726	2,948,099	2,788,796	1,136,365	903,643

Change in net unrealized appreciation/depreciation of investments	(2,817)	(2,393)	(6,513)	(895)	(36,187,847)	(13,042,208)	(566,812)	(880,389)	(2,501,901)	(2,829,556)	(671,171)	(521,681)

Net gain (loss) on investments	(3,112)	(2,270)	(6,667)	(1,128)	(292,313)	(604,123)	15,850	5,337	446,198	(40,760)	465,194	381,962

Net increase (decrease) in net assets resulting from operations	(742)	(1,189)	63	(58)	(929,628)	(1,095,738)	55,740	24,966	262,382	(298,527)	392,939	290,889

Capital transactions:
Transfer of net premiums	88,467	120,633	387,127	65,104	6,396,474	16,347,567	158,966	1,783,212	486,261	4,899,096	262,957	1,490,142
Transfers due to death benefits	-	-	-	-	(2,230,202)	(337,768)	(31,363)	(119,935)	(99,559)	(132,922)	(20,358)	(10,771)
Transfers due to annuity benefit payments	-	-	-	-	(425,443)	-	(10,779)	-	(34,213)	-	(6,664)	-
Transfers due to withdrawal of funds	221	1	(18)	(91)	(31,784,876)	(5,569,129)	(785,430)	(1,047,184)	(1,671,352)	(1,080,210)	(721,991)	(371,506)
Transfers due to loans, net of repayments	-	-	-	-	14,335	-	(52)	-	(214)	-	(4,037)	-
Transfers due to cost of insurance	-	-	-	-	(824,224)	(176,683)	(5,900)	(9,707)	(18,428)	(10,321)	(10,240)	(2,937)
Transfers due to contingent deferred sales charges	-	-	-	-	(1,547)	-	(18)	-	(217)	-	(78)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	(200,030)	-	(7,980)	-	(4,829)	-	(11,324)	-
Transfers between Sub-Accounts and to/from Fixed Account	-	-	-	-	(5,684,144)	1,826,658	775,820	(102,878)	1,690,423	4,225,236	(253,955)	1,874,967

Net increase (decrease) in net assets resulting from capital transactions	88,688	120,634	387,109	65,013	(34,739,657)	12,090,645	93,264	503,508	347,872	7,900,879	(765,690)	2,979,895

Total increase (decrease)	87,946	119,445	387,172	64,955	(35,669,285)	10,994,907	149,004	528,474	610,254	7,602,352	(372,751)	3,270,784

NET ASSETS, at beginning of the year	-	-	-	-	302,421,907	95,084,153	6,279,723	11,705,249	15,088,993	13,227,333	6,828,749	4,754,678

NET ASSETS, at end of the year	$87,946	$119,445	$387,172	$64,955	$266,752,622	$106,079,060	$6,428,727	$12,233,723	$15,699,247	$20,829,685	$6,455,998	$8,025,462

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2015

	Ivy Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Asset Momentum Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account
		(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$43,706	$765,469	$1,250,187	$-	$3,576,705	$11,062,307	$1,452,299	$858,931	$-	$-	$2,915,259	$9,257,469

Expenses
Mortality and expense risk fee and administrative charges	188,525	482,397	843,914	46	1,676,180	6,049,637	806,278	627,451	588,972	499,180	1,273,638	4,927,206

Net Investment income (loss)	(144,819)	283,072	406,273	(46)	1,900,525	5,012,670	646,021	231,480	(588,972)	(499,180)	1,641,621	4,330,263

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(613,005)	1,107,894	1,652,570	(1)	3,472,202	9,702,910	2,488,006	1,159,972	4,396,000	1,220,480	303,204	549,111
Realized gain distribution	2,098,700	4,385,203	7,984,963	-	9,394,613	31,751,367	5,158,865	3,152,201	8,225,754	6,171,320	6,969,257	24,137,599

Realized gain (loss)	1,485,695	5,493,097	9,637,533	(1)	12,866,815	41,454,277	7,646,871	4,312,173	12,621,754	7,391,800	7,272,461	24,686,710

Change in net unrealized appreciation/depreciation of investments	(2,740,984)	(6,542,218)	(11,780,241)	(1,258)	(16,600,223)	(55,289,547)	(9,011,302)	(5,263,450)	(7,179,036)	(3,786,725)	(10,325,899)	(36,120,115)

Net gain (loss) on investments	(1,255,289)	(1,049,121)	(2,142,708)	(1,259)	(3,733,408)	(13,835,270)	(1,364,431)	(951,277)	5,442,718	3,605,075	(3,053,438)	(11,433,405)

Net increase (decrease) in net assets resulting from operations	(1,400,108)	(766,049)	(1,736,435)	(1,305)	(1,832,883)	(8,822,600)	(718,410)	(719,797)	4,853,746	3,105,895	(1,411,817)	(7,103,142)

Capital transactions:
Transfer of net premiums	3,057,718	1,389,520	9,930,463	138,985	2,446,456	43,117,719	1,476,011	9,134,365	1,311,053	7,150,400	1,924,694	29,044,062
Transfers due to death benefits	(18,708)	-	(57,872)	-	(2,556,354)	(2,968,769)	(631,146)	(208,907)	(339,227)	(212,287)	(393,557)	(1,391,639)
Transfers due to annuity benefit payments	-	-	-	-	-	-	(113,472)	-	(60,403)	-	-	-
Transfers due to withdrawal of funds	(849,207)	(4,445,153)	(3,235,175)	-	(15,924,931)	(25,923,094)	(7,015,739)	(1,964,993)	(6,070,121)	(2,926,132)	(18,390,981)	(25,868,042)
Transfers due to loans, net of repayments	-	(18,820)	-	-	(21,026)	-	(2,345)	-	(4,139)	-	(3,600)	-
Transfers due to cost of insurance	(2,122)	(116,172)	(92,855)	-	(815,488)	(2,319,306)	(102,483)	(62,853)	(94,094)	(54,632)	(602,681)	(1,760,974)
Transfers due to contingent deferred sales charges	-	(271)	-	-	(58)	-	(1,409)	-	(688)	-	(237)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	-	-	53,960	-	31,362	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(108,847)	402,214	475,447	-	(3,764,488)	(6,201,030)	876,355	1,042,763	1,095,850	3,683,052	6,094,010	3,633,625

Net increase (decrease) in net assets resulting from capital transactions	2,078,834	(2,788,682)	7,020,008	138,985	(20,635,889)	5,705,520	(5,460,268)	7,940,375	(4,130,407)	7,640,401	(11,372,352)	3,657,032

Total increase (decrease)	678,726	(3,554,731)	5,283,573	137,680	(22,468,772)	(3,117,080)	(6,178,678)	7,220,578	723,339	10,746,296	(12,784,169)	(3,446,110)

NET ASSETS, at beginning of the year	12,222,143	39,229,153	62,718,592	-	143,643,581	430,980,568	70,408,663	40,332,905	50,643,816	31,727,586	109,151,802	342,106,894

NET ASSETS, at end of the year	$12,900,869	$35,674,422	$68,002,165	$137,680	$121,174,809	$427,863,488	$64,229,985	$47,553,483	$51,367,155	$42,473,882	$96,367,633	$338,660,784

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2015

	MML Core Allocation Sub-Account	MML Dynamic Bond Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Equity Rotation Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account
		(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)		(Initial Class)	(Service Class)
Investment income
Dividends	$10,376,760	$744	$572,608	$1,232,199	$3,937,533	$1,072,744	$854,678	$555,456	$26	$98,757	$5,188,915	$322,750

Expenses
Mortality and expense risk fee and administrative charges	10,834,578	138	334,847	889,705	2,633,329	847,383	811,586	492,069	13	87,434	2,406,064	160,741

Net Investment income (loss)	(457,818)	606	237,761	342,494	1,304,204	225,361	43,092	63,387	13	11,323	2,782,851	162,009

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	8,632,886	(1)	1,130,879	1,332,891	4,789,579	2,457,010	4,616,483	832,830	11	111,386	(632,152)	210,612
Realized gain distribution	19,260,022	-	1,250,670	2,957,887	20,778,414	6,436,103	1,277,210	843,155	-	803,299	-	-

Realized gain (loss)	27,892,908	(1)	2,381,549	4,290,778	25,567,993	8,893,113	5,893,693	1,675,985	11	914,685	(632,152)	210,612

Change in net unrealized appreciation/depreciation of investments	(48,202,644)	(1,724)	(3,869,636)	(7,848,050)	(44,052,824)	(14,496,005)	(6,079,250)	(1,964,007)	(110)	(1,604,401)	(10,537,952)	(1,111,789)

Net gain (loss) on investments	(20,309,736)	(1,725)	(1,488,087)	(3,557,272)	(18,484,831)	(5,602,892)	(185,557)	(288,022)	(99)	(689,716)	(11,170,104)	(901,177)

Net increase (decrease) in net assets resulting from operations	(20,767,554)	(1,119)	(1,250,326)	(3,214,778)	(17,180,627)	(5,377,531)	(142,465)	(224,635)	(86)	(678,393)	(8,387,253)	(739,168)

Capital transactions:
Transfer of net premiums	158,648,398	284,686	818,055	15,763,073	3,831,317	8,158,977	487,167	7,970,325	29,679	1,271,330	3,559,563	1,289,103
Transfers due to death benefits	(1,650,342)	-	(89,388)	(317,936)	(1,797,178)	(160,417)	(238,233)	(103,846)	-	(17,957)	(1,354,774)	(2,940)
Transfers due to annuity benefit payments	(19,239)	-	(30,373)	-	(216,018)	-	(205,644)	-	-	-	(189,101)	-
Transfers due to withdrawal of funds	(29,500,358)	(24)	(2,115,492)	(2,418,366)	(23,392,698)	(3,508,106)	(7,643,341)	(1,614,262)	(18)	(401,222)	(20,642,907)	(781,756)
Transfers due to loans, net of repayments	(3,008)	-	(6,977)	-	9,588	-	(85)	-	-	-	7,287	-
Transfers due to cost of insurance	(5,216,938)	-	(59,045)	(339,916)	(710,997)	(351,486)	(20,635)	(172,669)	-	1,302	(727,407)	(30,400)
Transfers due to contingent deferred sales charges	-	-	(236)	-	(294)	-	(224)	-	-	-	(192)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	2,037	-	(48,184)	-	(189,272)	-	(9,895)	-	-	-	(226,858)	-
Transfers between Sub-Accounts and to/from Fixed Account	15,004,857	-	781,094	2,941,338	5,331,285	754,439	(493,638)	752,217	-	(350,102)	2,596,404	570,991

Net increase (decrease) in net assets resulting from capital transactions	137,265,407	284,662	(750,546)	15,628,193	(17,134,267)	4,893,407	(8,124,528)	6,831,765	29,661	503,351	(16,977,985)	1,044,998

Total increase (decrease)	116,497,853	283,543	(2,000,872)	12,413,415	(34,314,894)	(484,124)	(8,266,993)	6,607,130	29,575	(175,042)	(25,365,238)	305,830

NET ASSETS, at beginning of the year	690,585,391	-	28,424,843	56,685,723	226,496,101	63,759,105	63,394,024	32,077,604	-	6,514,390	195,299,310	11,092,542

NET ASSETS, at end of the year	$807,083,244	$283,543	$26,423,971	$69,099,138	$192,181,207	$63,274,981	$55,127,031	$38,684,734	$29,575$	6,339,348	$169,934,072	$11,398,372

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2015

	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
			(Class I)	(Service Class I)	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$19,200	$66,739	$75,592	$95,569	$36,980	$828,250	$935,095	$190,746	$14,349,714	$22,654,401	$1,457,457	$505,707

Expenses
Mortality and expense risk fee and administrative charges	31,667	77,133	73,500	142,165	42,881	1,669,791	859,706	254,609	7,779,662	13,009,162	305,819	307,908

Net Investment income (loss)	(12,467)	(10,394)	2,092	(46,596)	(5,901)	(841,541)	75,389	(63,863)	6,570,052	9,645,239	1,151,638	197,799

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	27,810	68,716	293,060	451,069	108,746	4,019,035	3,264,882	1,307,453	7,986,180	21,883,610	(253,372)	836,576
Realized gain distribution	516,126	420,069	289,693	431,717	134,331	7,214,028	-	-	63,862,675	112,068,754	122,338	1,651,060

Realized gain (loss)	543,936	488,785	582,753	882,786	243,077	11,233,063	3,264,882	1,307,453	71,848,855	133,952,364	(131,034)	2,487,636

Change in net unrealized appreciation/depreciation of investments	(429,169)	(738,942)	(762,137)	(1,155,792)	(315,843)	(4,767,419)	(3,648,259)	(1,474,494)	(89,426,634)	(166,089,001)	(1,696,090)	(3,019,469)

Net gain (loss) on investments	114,767	(250,157)	(179,384)	(273,006)	(72,766)	6,465,644	(383,377)	(167,041)	(17,577,779)	(32,136,637)	(1,827,124)	(531,833)

Net increase (decrease) in net assets resulting from operations	102,300	(260,551)	(177,292)	(319,602)	(78,667)	5,624,103	(307,988)	(230,904)	(11,007,727)	(22,491,398)	(675,486)	(334,034)

Capital transactions:
Transfer of net premiums	568,333	1,062,472	223,457	1,774,132	104,752	20,131,129	875,635	2,099,880	9,691,526	42,808,847	2,838,112	877,301
Transfers due to death benefits	(18,268)	(40,803)	(17,088)	(4,060)	(11,862)	(757,638)	(517,385)	(146,441)	(2,118,705)	(1,740,030)	(39,514)	(235,040)
Transfers due to annuity benefit payments	(1,121)	-	(15,020)	-	-	-	(36,665)	-	-	-	(570)	(42,077)
Transfers due to withdrawal of funds	(170,042)	(211,608)	(880,062)	(630,368)	(266,395)	(5,365,011)	(9,140,060)	(1,060,214)	(45,968,037)	(45,131,399)	(1,837,943)	(3,148,784)
Transfers due to loans, net of repayments	-	-	-	-	(1,093)	(1,337)	(15,595)	-	(23,475)	-	-	(6,567)
Transfers due to cost of insurance	(81)	453	(16,516)	(38,420)	-	(565,921)	(123,442)	(35,609)	(4,423,057)	(5,897,649)	(460)	(36,200)
Transfers due to contingent deferred sales charges	(64)	(62)	-	-	(288)	-	(291)	-	(153)	-	(56)	(887)
Transfers due to net charge (credit) to annuitant mortality fluctuation	400	-	(18,404)	-	-	-	(7,582)	-	-	-	184	(31,191)
Transfers between Sub-Accounts and to/from Fixed Account	186,306	1,437,277	764,227	641,808	(45,966)	(3,485,915)	(2,386,668)	(762,620)	(4,775,311)	934,449	1,096,035	(282,519)

Net increase (decrease) in net assets resulting from capital transactions	565,463	2,247,729	40,594	1,743,092	(220,852)	9,955,307	(11,352,053)	94,996	(47,617,212)	(9,025,782)	2,055,788	(2,905,964)

Total increase (decrease)	667,763	1,987,178	(136,698)	1,423,490	(299,519)	15,579,410	(11,660,041)	(135,908)	(58,624,939)	(31,517,180)	1,380,302	(3,239,998)

NET ASSETS, at beginning of the year	2,130,004	5,086,093	6,546,924	9,217,394	3,342,024	109,470,640	86,865,215	18,933,070	619,156,981	1,034,896,421	21,478,224	28,843,278

NET ASSETS, at end of the year	$2,797,767	$7,073,271	$6,410,226	$10,640,884	$3,042,505	$125,050,050	$75,205,174	$18,797,162	$560,532,042	$1,003,379,241	$22,858,526	$25,603,280

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2015

	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account
	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$279,311	$2,223,695	$512,261	$493,809	$2,069	$-	$-	$4,936,921	$6,020,124	$2,591,811	$511,045	$-

Expenses
Mortality and expense risk fees and administrative charges	219,897	2,610,669	696,492	734,231	11,166	192,887	44,511	2,176,136	3,183,747	1,876,676	458,226	995,027

Net Investment income (loss)	59,414	(386,974)	(184,231)	(240,422)	(9,097)	(192,887)	(44,511)	2,760,785	2,836,377	715,135	52,819	(995,027)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	555,283	(1,108,521)	(678,713)	821,062	(1,683)	1,052,937	19,271	617,513	(147,987)	1,922,253	1,138,765	5,366,125
Realized gain distribution	1,036,220	-	-	1,236,603	-	3,475,700	653,118	743,422	897,257	-	-	9,540,776

Realized gain (loss)	1,591,503	(1,108,521)	(678,713)	2,057,665	(1,683)	4,528,637	672,389	1,360,935	749,270	1,922,253	1,138,765	14,906,901

Change in net unrealized appreciation/depreciation of investments	(1,929,486)	(3,866,007)	(643,060)	(5,433,309)	(113,047)	(3,588,688)	(549,461)	(7,380,033)	(9,339,931)	(198,496)	(771,472)	(9,071,841)

Net gain (loss) on investments	(337,983)	(4,974,528)	(1,321,773)	(3,375,644)	(114,730)	939,949	122,928	(6,019,098)	(8,590,661)	1,723,757	367,293	5,835,060

Net increase (decrease) in net assets resulting from operations	(278,569)	(5,361,502)	(1,506,004)	(3,616,066)	(123,827)	747,062	78,417	(3,258,313)	(5,754,284)	2,438,892	420,112	4,840,033

Capital transactions:
Transfer of net premiums	1,169,143	3,660,519	2,809,942	7,086,824	339,734	280,413	640,403	3,694,271	44,738,487	2,491,441	3,440,271	1,691,913
Transfers due to death benefits	(21,626)	(2,153,274)	(179,917)	(244,988)	-	(100,076)	(6,071)	(1,591,685)	(1,428,793)	(1,139,687)	(156,054)	(677,127)
Transfers due to annuity benefit payments	-	(264,684)	-	-	-	(6,151)	-	(225,593)	-	(157,514)	-	(82,866)
Transfers due to withdrawal of funds	(861,643)	(25,543,523)	(3,744,032)	(2,337,947)	(5,348)	(2,097,937)	(148,887)	(23,235,581)	(10,779,147)	(16,613,167)	(1,641,688)	(7,750,471)
Transfers due to loans, net of repayments	-	(6,894)	-	(3,534)	-	(66)	-	959	-	(818)	-	(470)
Transfers due to cost of insurance	(27,722)	(725,530)	(142,523)	(256,471)	(124)	(24,216)	(3,670)	(511,921)	(1,296,975)	(577,203)	(174,554)	(119,716)
Transfers due to contingent deferred sales charges	-	(62)	-	-	-	(155)	-	(327)	(65)	(383)	-	(1,845)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(158,976)	-	-	-	(14,770)	-	(96,458)	-	(132,353)	-	(49,761)
Transfers between Sub-Accounts and to/from Fixed Account	790,173	(196,830)	(1,406,170)	3,538,955	993,881	(815,067)	214,139	1,159,995	3,312,548	(6,842,345)	(517,283)	(1,066,133)

Net increase (decrease) in net assets resulting from capital transactions	1,048,325	(25,389,254)	(2,662,700)	7,782,839	1,328,143	(2,778,025)	695,914	(20,806,340)	34,546,055	(22,972,029)	950,692	(8,056,476)

Total increase (decrease)	769,756	(30,750,756)	(4,168,704)	4,166,773	1,204,316	(2,030,963)	774,331	(24,064,653)	28,791,771	(20,533,137)	1,370,804	(3,216,443)

NET ASSETS, at beginning of the year	16,129,967	216,581,290	51,983,336	50,004,159	190,977	18,705,751	2,726,044	186,531,226	211,214,644	155,246,368	31,811,816	86,456,212

NET ASSETS, at end of the year	$16,899,723	$185,830,534	$47,814,632	$54,170,932	$1,395,293	$16,674,788	$3,500,375	$162,466,573	$240,006,415	$134,713,231	$33,182,620	$83,239,769

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2015

	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$-	$3,711,152	$553,849	$9,183,814	$41,343,113	$3,991	$434,077	$275,660	$74,514	$-	$-	$14,391

Expenses
Mortality and expense risk fees and administrative charges	865,706	2,441,828	440,054	4,996,549	26,116,520	887,944	288,372	370,582	149,958	1,675,848	140,095	134,355

Net Investment income (loss)	(865,706)	1,269,324	113,795	4,187,265	15,226,593	(883,953)	145,705	(94,922)	(75,444)	(1,675,848)	(140,095)	(119,964)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,122,393	6,895,668	702,706	11,472,701	13,074,183	(1,632)	(102,800)	1,942,019	216,614	3,048,512	27,941	(94,416)
Realized gain distribution	7,241,068	27,528,878	4,598,846	26,416,123	130,628,347	77	-	5,005,679	1,752,680	24,665,459	2,122,311	1,032,502

Realized gain (loss)	9,363,461	34,424,546	5,301,552	37,888,824	143,702,530	(1,555)	(102,800)	6,947,698	1,969,294	27,713,971	2,150,252	938,086

Change in net unrealized appreciation/depreciation of investments	(5,618,175)	(40,887,348)	(6,378,865)	(48,895,006)	(203,754,472)	(1,502)	(193,484)	(8,981,529)	(2,722,988)	(33,064,390)	(2,766,421)	(1,554,913)

Net gain (loss) on investments	3,745,286	(6,462,802)	(1,077,313)	(11,006,182)	(60,051,942)	(3,057)	(296,284)	(2,033,831)	(753,694)	(5,350,419)	(616,169)	(616,827)

Net increase (decrease) in net assets resulting from operations	2,879,580	(5,193,478)	(963,518)	(6,818,917)	(44,825,349)	(887,010)	(150,579)	(2,128,753)	(829,138)	(7,026,267)	(756,264)	(736,791)

Capital transactions:
Transfer of net premiums	10,603,488	3,584,379	5,035,806	8,166,988	282,797,580	9,612,460	1,573,769	502,546	1,949,213	2,337,422	1,272,026	1,510,153
Transfers due to death benefits	(313,427)	(1,498,018)	(111,706)	(2,178,662)	(6,321,414)	(554,708)	(240,980)	(347,472)	(52,754)	(948,236)	(18,829)	(32,760)
Transfers due to annuity benefit payments	-	(186,845)	-	-	-	(108,813)	(584)	(14,765)	-	(130,158)	-	-
Transfers due to withdrawal of funds	(3,337,698)	(21,029,356)	(1,517,070)	(44,300,639)	(78,081,402)	(22,231,941)	(3,649,544)	(3,306,986)	(470,979)	(14,292,816)	(418,504)	(669,864)
Transfers due to loans, net of repayments	-	(4,658)	-	(44,796)	-	(7,549)	-	(7,559)	-	(841)	-	(1,693)
Transfers due to cost of insurance	(199,976)	(624,132)	(122,179)	(2,686,740)	(12,317,021)	(115,639)	(3,106)	(39,554)	(10,621)	(490,266)	(26,321)	(12,523)
Transfers due to contingent deferred sales charges	-	(1,556)	-	(65)	-	(622)	-	(440)	-	(274)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(160,529)	-	-	-	19,031	1,225	279	-	(173,050)	-	-
Transfers between Sub-Accounts and to/from Fixed Account	860,299	(545,773)	628,986	(2,620,343)	(9,021,943)	5,339,736	2,066,281	(714,816)	653,808	2,448,124	1,346,042	78,277

Net increase (decrease) in net assets resulting from capital transactions	7,612,686	(20,466,488)	3,913,837	(43,664,257)	177,055,800	(8,048,045)	(252,939)	(3,928,767)	2,068,667	(11,250,095)	2,154,414	871,590

Total increase (decrease)	10,492,266	(25,659,966)	2,950,319	(50,483,174)	132,230,451	(8,935,055)	(403,518)	(6,057,520)	1,239,529	(18,276,362)	1,398,150	134,799

NET ASSETS, at beginning of the year	56,441,424	206,551,247	30,013,636	410,825,527	1,790,797,570	83,454,199	20,882,733	35,426,070	9,915,611	138,833,967	9,976,697	9,900,024

NET ASSETS, at end of the year	$66,933,690	$180,891,281	$32,963,955	$360,342,353	$1,923,028,021	$74,519,144	$20,479,215	$29,368,550	$11,155,140	$120,557,605	$11,374,847	$10,034,823

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2015

	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Bond Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account
	(Initial Class)	(Service Class)	(Service Class I)			(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
Investment income
Dividends	$1,033,387	$82,016	$-	$70,368	$456,209	$-	$207,109	$2,575	$234,862	$128,326	$-	$-

Expenses
Mortality and expense risk fees and administrative charges	1,834,161	213,295	55	105,546	182,283	165,944	2,791,829	1,670	116,919	41,670	99,451	1,846,510

Net Investment income (loss)	(800,774)	(131,279)	(55)	(35,178)	273,926	(165,944)	(2,584,720)	905	117,943	86,656	(99,451)	(1,846,510)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	11,185,040	645,918	(2)	(436,667)	(48,835)	457,857	11,671,489	4,620	(32,424)	(209,791)	300,101	14,251,369
Realized gain distribution	23,606,979	2,694,866	-	-	157,554	2,151,740	39,645,040	-	-	-	678,832	12,830,359

Realized gain (loss)	34,792,019	3,340,784	(2)	(436,667)	108,719	2,609,597	51,316,529	4,620	(32,424)	(209,791)	978,933	27,081,728

Change in net unrealized appreciation/ depreciation of investments	(43,442,875)	(4,376,261)	(611)	(857,332)	(582,161)	(2,314,750)	(43,223,546)	(6,388)	(89,821)	117,577	(573,946)	(17,036,625)

Net gain (loss) on investments	(8,650,856)	(1,035,477)	(613)	(1,293,999)	(473,442)	294,847	8,092,983	(1,768)	(122,245)	(92,214)	404,987	10,045,103

Net increase (decrease) in net assets resulting from operations	(9,451,630)	(1,166,756)	(668)	(1,329,177)	(199,516)	128,903	5,508,263	(863)	(4,302)	(5,558)	305,536	8,198,593

Capital transactions:
Transfer of net premiums	2,768,134	2,087,775	99,597	1,135,400	2,001,314	1,749,638	3,724,077	-	9,633	-	1,084,838	2,519,881
Transfers due to death benefits	(1,136,389)	(64,543)	-	(11,150)	(56,800)	(71,665)	(1,672,589)	-	(252,980)	(73,759)	(386)	(969,573)
Transfers due to annuity benefit payments	(145,251)	-	-	-	-	-	(215,721)	-	(5,520)	-	-	(142,599)
Transfers due to withdrawal of funds	(16,002,514)	(708,709)	(9)	(553,228)	(703,741)	(556,877)	(25,269,789)	(13,613)	(1,258,824)	(385,283)	(385,573)	(15,374,337)
Transfers due to loans, net of repayments	11,434	-	-	(302)	(238)	-	1,475	-	(6,672)	-	-	(558)
Transfers due to cost of insurance	(517,417)	(40,247)	-	(15,932)	(1,519)	(20,320)	(754,813)	(342)	(9,326)	-	(7,344)	(521,170)
Transfers due to contingent deferred sales charges	(111)	-	-	-	(56)	-	(407)	-	(140)	(144)	-	(312)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(156,745)	-	-	-	-	-	(191,226)	-	1,400	-	-	(134,525)
Transfers between Sub-Accounts and to/from Fixed Account	3,198,935	334,538	-	116,246	1,774,799	1,742,722	(9,950,446)	-	(366,078)	(74,811)	280,529	(10,573,315)

Net increase (decrease) in net assets resulting from capital transactions	(11,979,924)	1,608,814	99,588	671,034	3,013,759	2,843,498	(34,329,439)	(13,955)	(1,888,507)	(533,997)	972,064	(25,196,508)

Total increase (decrease)	(21,431,554)	442,058	98,920	(658,143)	2,814,243	2,972,401	(28,821,176)	(14,818)	(1,892,809)	(539,555)	1,277,600	(16,997,915)

NET ASSETS, at beginning of the year	154,625,554	15,481,539	-	8,249,934	12,917,884	9,721,734	232,982,208	127,396	11,428,031	3,470,605	6,561,362	149,432,184

NET ASSETS, at end of the year	$133,194,000	$15,923,597	$98,920	$7,591,791	$15,732,127	$12,694,135	$204,161,032	$112,578	$9,535,222	$2,931,050	$7,838,962	$132,434,269

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2015

	Oppenheimer Global Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Multi- Alternatives Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY Clarion Global Real Estate Sub-Account
	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)
Investment income
Dividends	$488,276	$3,020,045	$1,415	$3,895,027	$15,306,024	$219,604	$536,701	$36,279	$327,481	$1,182	$588,159	$642,141

Expenses
Mortality and expense risk fees and administrative charges	632,859	2,824,192	17,199	957,092	3,229,263	317,740	537,946	76,129	388,382	125,307	169,826	272,728

Net Investment income (loss)	(144,583)	195,853	(15,784)	2,937,935	12,076,761	(98,136)	(1,245)	(39,850)	(60,901)	(124,125)	418,333	369,413

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,228,051	5,734,537	(31,292)	232,037	(1,514,318)	1,033,180	1,149,578	104,768	1,335,467	-	(3,074,210)	937,711
Realized gain distribution	3,007,959	15,056,120	-	-	-	1,658,489	3,275,784	848,663	5,347,187	-	-	-

Realized gain (loss)	4,236,010	20,790,657	(31,292)	232,037	(1,514,318)	2,691,669	4,425,362	953,431	6,682,654	-	(3,074,210)	937,711

Change in net unrealized appreciation/ depreciation of investments	(3,279,993)	(13,253,913)	(13,975)	(5,907,575)	(18,950,885)	(2,185,328)	(3,271,356)	(824,853)	(5,844,230)	-	(1,104,340)	(1,990,251)

Net gain (loss) on investments	956,017	7,536,744	(45,267)	(5,675,538)	(20,465,203)	506,341	1,154,006	128,578	838,424	-	(4,178,550)	(1,052,540)

Net increase (decrease) in net assets resulting from operations	811,434	7,732,597	(61,051)	(2,737,603)	(8,388,442)	408,205	1,152,761	88,728	777,523	(124,125)	(3,760,217)	(683,127)

Capital transactions:
Transfer of net premiums	7,145,279	4,059,809	688,090	5,386,939	4,218,900	1,622,575	918,198	1,319,226	520,820	444,101	1,081,743	2,066,286
Transfers due to death benefits	(124,265)	(1,851,809)	(13,804)	(203,585)	(2,686,789)	(41,713)	(371,323)	(48,053)	(339,086)	(466,246)	(74,353)	(100,498)
Transfers due to annuity benefit payments	-	(208,687)	-	-	(288,871)	-	(69,254)	-	(12,483)	(12,390)	(20,754)	(38,026)
Transfers due to withdrawal of funds	(2,341,095)	(23,760,596)	(31,878)	(4,910,184)	(30,301,154)	(1,652,651)	(4,621,674)	(172,975)	(3,145,685)	(2,108,609)	(1,409,905)	(1,729,355)
Transfers due to loans, net of repayments	-	2,126	-	-	(2,565)	-	1,742	-	(7,320)	65	(377)	1,028
Transfers due to cost of insurance	(157,048)	(615,919)	3	(271,175)	(870,313)	(67,609)	(132,511)	(3,836)	(38,450)	22,279	(42,518)	(48,959)
Transfers due to contingent deferred sales charges	-	(964)	-	-	(1,009)	-	(287)	-	(490)	(131)	(48)	(87)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(186,539)	-	-	(137,655)	-	6,720	-	(18,957)	5,763	(8,996)	(6,374)
Transfers between Sub-Accounts and to/from Fixed Account	1,109,483	(9,898,962)	(328,509)	113,747	(310,430)	259,149	(1,033,974)	375,181	(464,266)	(122,237)	539,815	441,118

Net increase (decrease) in net assets resulting from capital transactions	5,632,354	(32,461,541)	313,902	115,742	(30,379,886)	119,751	(5,302,363)	1,469,543	(3,505,917)	(2,237,405)	64,607	585,133

Total increase (decrease)	6,443,788	(24,728,944)	252,851	(2,621,861)	(38,768,328)	527,956	(4,149,602)	1,558,271	(2,728,394)	(2,361,530)	(3,695,610)	(97,994)

NET ASSETS, at beginning of the year	41,625,178	236,187,394	1,087,836	71,736,469	276,588,610	23,154,989	46,483,217	5,013,308	36,073,052	12,697,559	14,781,852	20,233,673

NET ASSETS, at end of the year	$48,068,966	$211,458,450	$1,340,687	$69,114,608	$237,820,282	$23,682,945	$42,333,615	$6,571,579	$33,344,658	$10,336,029	$11,086,242	$20,135,679

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2014

	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Balanced Allocation Sub-Account
	(Initial Class)	(Service Class 2)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$2,834,623	$683,894	$104,368	$153,960	$-	$-	$-	$-	$41,625	$414,211	$524,093	$3,000,975

Expenses
Mortality and expense risk fees and administrative charges	3,821,218	1,146,217	67,875	137,320	161,037	148,818	77,999	52,223	139,815	511,254	729,649	1,801,692

Net Investment income (loss)	(986,595)	(462,323)	36,493	16,640	(161,037)	(148,818)	(77,999)	(52,223)	(98,190)	(97,043)	(205,556)	1,199,283

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	8,245,576	3,576,413	427,428	498,277	1,481,325	578,476	793,940	118,011	34,921	1,450,979	2,273,446	2,780,692
Realized gain distribution	5,947,151	1,904,224	-	-	551,739	433,328	580,584	351,296	1,103,339	3,331,490	5,079,903	8,718,352

Realized gain (loss)	14,192,727	5,480,637	427,428	498,277	2,033,064	1,011,804	1,374,524	469,307	1,138,260	4,782,469	7,353,349	11,499,044

Change in net unrealized appreciation/ depreciation of investments	18,009,478	3,406,854	205,923	588,808	569,015	846,983	(651,593)	(60,811)	(1,718,332)	(2,919,959)	(4,676,282)	(6,973,767)

Net gain (loss) on investments	32,202,205	8,887,491	633,351	1,087,085	2,602,079	1,858,787	722,931	408,496	(580,072)	1,862,510	2,677,067	4,525,277

Net increase (decrease) in net assets resulting from operations	31,215,610	8,425,168	669,844	1,103,725	2,441,042	1,709,969	644,932	356,273	(678,262)	1,765,467	2,471,511	5,724,560

Capital transactions:
Transfer of net premiums	5,083,140	13,910,923	65,510	1,495,374	366,819	2,182,792	148,716	798,618	5,531,168	796,492	10,598,451	1,524,345
Transfers due to death benefits	(1,647,083)	(812,651)	(14,047)	(114,396)	(69,647)	(13,422)	(17,255)	-	-	(297,962)	-	(414,083)
Transfers due to annuity benefit payments	(324,362)	-	(14,796)	-	(19,035)	-	(4,210)	-	-	-	-	-
Transfers due to withdrawal of funds	(38,655,160)	(2,721,351)	(705,347)	(507,052)	(1,763,146)	(359,982)	(832,307)	(155,389)	(192,075)	(4,068,295)	(2,591,293)	(10,676,604)
Transfers due to loans, net of repayments	14,190	-	3,375	-	4,586	-	456	-	-	(9,757)	-	2,722
Transfers due to cost of insurance	(905,396)	(176,070)	(6,624)	(13,215)	(18,097)	(8,288)	(11,791)	(2,494)	(3,351)	(129,543)	(94,055)	(840,869)
Transfers due to contingent deferred sales charges	(1,683)	-	(18)	-	(191)	-	(77)	-	-	(28)	-	(62)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(166,534)	-	147	-	(7,134)	-	575	-	-	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(15,364,970)	(98,885)	177,378	2,142,577	394,167	1,298,886	(512,992)	649,490	1,387,690	7,322	1,015,214	6,137,016

Net increase (decrease) in net assets resulting from capital transactions	(51,967,858)	10,101,966	(494,422)	3,003,288	(1,111,678)	3,099,986	(1,228,885)	1,290,225	6,723,432	(3,701,771)	8,928,317	(4,267,535)

Total increase (decrease)	(20,752,248)	18,527,134	175,422	4,107,013	1,329,364	4,809,955	(583,953)	1,646,498	6,045,170	(1,936,304)	11,399,828	1,457,025

NET ASSETS, at beginning of the year	323,174,155	76,557,019	6,104,301	7,598,236	13,759,629	8,417,378	7,412,702	3,108,180	6,176,973	41,165,457	51,318,764	142,186,556

NET ASSETS, at end of the year	$302,421,907	$95,084,153	$6,279,723	$11,705,249	$15,088,993	$13,227,333	$6,828,749	$4,754,678	$12,222,143	$39,229,153	$62,718,592	$143,643,581

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2014

	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML China Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$7,749,627	$1,459,812	$651,465	$-	$-	$-	$2,758,601	$7,634,184	$6,133,357	$440,868	$705,046	$3,914,900

Expenses
Mortality and expense risk fees and administrative charges	5,663,814	837,328	507,053	579,550	375,450	13,009	1,401,996	4,822,490	8,547,408	342,485	693,514	2,944,465

Net Investment income (loss)	2,085,813	622,484	144,412	(579,550)	(375,450)	(13,009)	1,356,605	2,811,694	(2,414,051)	98,383	11,532	970,435

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	8,715,243	4,027,768	890,867	4,114,369	1,203,203	(180,083)	4,484,011	6,134,034	7,575,623	1,006,312	1,582,152	8,544,344
Realized gain distribution	25,073,115	720,110	334,379	5,082,499	2,902,689	279,700	7,118,627	21,713,529	20,015,430	-	-	5,202,634

Realized gain (loss)	33,788,358	4,747,878	1,225,246	9,196,868	4,105,892	99,617	11,602,638	27,847,563	27,591,053	1,006,312	1,582,152	13,746,978

Change in net unrealized appreciation/ depreciation of investments	(21,319,178)	1,165,377	1,713,950	(4,788,583)	(1,646,811)	(303,694)	(8,557,518)	(19,494,410)	12,845,201	1,654,245	3,094,946	(532,966)

Net gain (loss) on investments	12,469,180	5,913,255	2,939,196	4,408,285	2,459,081	(204,077)	3,045,120	8,353,153	40,436,254	2,660,557	4,677,098	13,214,012

Net increase (decrease) in net assets resulting from operations	14,554,993	6,535,739	3,083,608	3,828,735	2,083,631	(217,086)	4,401,725	11,164,847	38,022,203	2,758,940	4,688,630	14,184,447

Capital transactions:
Transfer of net premiums	41,932,600	1,643,850	5,101,800	601,810	5,388,342	48,166	2,121,802	32,574,897	118,445,899	801,400	13,038,185	3,149,317
Transfers due to death benefits	(2,900,462)	(740,756)	(74,185)	(319,772)	(66,706)	-	(1,622,900)	(1,262,096)	(2,592,852)	(181,344)	(404,294)	(1,696,838)
Transfers due to annuity benefit payments	-	(104,377)	-	(66,876)	-	-	-	-	(12,293)	(18,636)	-	(162,073)
Transfers due to withdrawal of funds	(18,555,478)	(9,999,560)	(1,155,361)	(6,068,090)	(868,157)	(60,877)	(18,817,180)	(19,764,783)	(21,907,980)	(3,738,553)	(1,732,348)	(31,695,611)
Transfers due to loans, net of repayments	-	13,117	-	4,054	-	404	4,007	-	(17)	1,077	-	7,978
Transfers due to cost of insurance	(2,243,053)	(102,293)	(57,383)	(91,973)	(51,272)	(2,643)	(641,625)	(1,725,477)	(4,047,846)	(58,134)	(261,316)	(793,862)
Transfers due to contingent deferred sales charges	-	(1,448)	-	(619)	-	-	(235)	-	-	(243)	-	(412)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(105,410)	-	(78,372)	-	-	-	-	1,326	(23,428)	-	(51,462)
Transfers between Sub-Accounts and to/from Fixed Account	4,420,206	(151,083)	2,502,355	520,112	1,969,885	(3,197,644)	3,947,707	(5,921,715)	16,540,195	(384,219)	(233,760)	(5,681,595)

Net increase (decrease) in net assets resulting from capital transactions	22,653,813	(9,547,960)	6,317,226	(5,499,726)	6,372,092	(3,212,594)	(15,008,424)	3,900,826	106,426,432	(3,602,080)	10,406,467	(36,924,558)

Total increase (decrease)	37,208,806	(3,012,221)	9,400,834	(1,670,991)	8,455,723	(3,429,680)	(10,606,699)	15,065,673	144,448,635	(843,140)	15,095,097	(22,740,111)

NET ASSETS, at beginning of the year	393,771,762	73,420,884	30,932,071	52,314,807	23,271,863	3,429,680	119,758,501	327,041,221	546,136,756	29,267,983	41,590,626	249,236,212

NET ASSETS, at end of the year	$430,980,568	$70,408,663	$40,332,905	$50,643,816	$31,727,586	$-	$109,151,802	$342,106,894	$690,585,391	$28,424,843	$56,685,723	$226,496,101

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2014

	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Growth Sub-Account
	(Service Class)	(Class I)	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
Investment income
Dividends	$901,507	$890,781	$353,133	$19,108	$4,461,018	$234,679	$11,182	$57,981	$54,283	$57,994	$29,332	$436,276

Expenses
Mortality and expense risk fees and administrative charges	795,824	945,107	341,299	74,124	2,613,887	138,858	20,765	49,425	71,083	113,615	44,936	1,392,521

Net Investment income (loss)	105,683	(54,326)	11,834	(55,016)	1,847,131	95,821	(9,583)	8,556	(16,800)	(55,621)	(15,604)	(956,245)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3,059,338	9,028,025	1,146,131	175,961	(2,242,055)	316,529	93,753	77,101	223,901	168,137	124,437	4,127,491
Realized gain distribution	1,355,561	861,904	345,612	520,802	-	-	116,217	167,631	107,296	138,436	56,200	3,673,610

Realized gain (loss)	4,414,899	9,889,929	1,491,743	696,763	(2,242,055)	316,529	209,970	244,732	331,197	306,573	180,637	7,801,101

Change in net unrealized appreciation/ depreciation of investments	(1,134,595)	(2,461,598)	1,385,741	(16,754)	(15,953,811)	(1,409,518)	(28,089)	109,104	(128,502)	(69,435)	(83,850)	(356,797)

Net gain (loss) on investments	3,280,304	7,428,331	2,877,484	680,009	(18,195,866)	(1,092,989)	181,881	353,836	202,695	237,138	96,787	7,444,304

Net increase (decrease) in net assets resulting from operations	3,385,987	7,374,005	2,889,318	624,993	(16,348,735)	(997,168)	172,298	362,392	185,895	181,517	81,183	6,488,059

Capital transactions:
Transfer of net premiums	8,975,823	248,158	8,989,838	888,201	2,866,035	1,105,806	707,698	1,471,405	105,726	1,561,040	48,906	17,896,115
Transfers due to death benefits	(446,288)	(301,926)	(52,593)	-	(1,405,598)	(26,411)	-	-	(15,260)	(1,570)	(8,881)	(749,558)
Transfers due to annuity benefit payments	-	(191,906)	-	-	(135,421)	-	(798)	-	(8,805)	-	-	-
Transfers due to withdrawal of funds	(2,253,257)	(9,459,248)	(881,156)	(290,686)	(27,825,075)	(433,096)	(28,471)	(112,012)	(836,188)	(260,317)	(305,212)	(4,284,538)
Transfers due to loans, net of repayments	-	(4,993)	-	84	6,302	-	-	-	-	-	(215)	(1,492)
Transfers due to cost of insurance	(321,066)	(22,410)	(134,909)	880	(797,274)	(27,895)	22	163	(17,154)	(32,230)	-	(463,712)
Transfers due to contingent deferred sales charges	-	(221)	-	-	(269)	-	(63)	(63)	-	-	(316)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	43,941	-	-	(60,700)	-	246	-	(5,608)	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(176,178)	(6,757,847)	(178,671)	1,120,300	18,530,800	3,124,609	105,688	1,015,741	366,750	1,111,397	(84,578)	(1,472,208)

Net increase (decrease) in net assets resulting from capital transactions	5,779,034	(16,446,452)	7,742,509	1,718,779	(8,821,200)	3,743,013	784,322	2,375,234	(410,539)	2,378,320	(350,296)	10,924,607

Total increase (decrease)	9,165,021	(9,072,447)	10,631,827	2,343,772	(25,169,935)	2,745,845	956,620	2,737,626	(224,644)	2,559,837	(269,113)	17,412,666

NET ASSETS, at beginning of the year	54,594,084	72,466,471	21,445,777	4,170,618	220,469,245	8,346,697	1,173,384	2,348,467	6,771,568	6,657,557	3,611,137	92,057,974

NET ASSETS, at end of the year	$63,759,105	$63,394,024	$32,077,604	$6,514,390	$195,299,310	$11,092,542	$2,130,004	$5,086,093	$6,546,924	$9,217,394	$3,342,024	$109,470,640

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2014

	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)
Investment income
Dividends	$999,047	$172,322	$9,551,427	$13,443,525	$1,441,550	$529,601	$246,039	$6,465,787	$1,368,171	$409,288	$3,545	$-

Expenses
Mortality and expense risk fees and administrative	935,643	239,404	8,043,410	12,697,256	290,785	330,265	207,242	2,982,389	731,631	651,634	661	205,955

Net Investment income (loss)	63,404	(67,082)	1,508,017	746,269	1,150,765	199,336	38,797	3,483,398	636,540	(242,346)	2,884	(205,955)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3,157,240	1,980,794	10,050,856	25,148,538	92,088	808,146	778,918	1,136,231	(329,554)	1,386,821	(4,360)	1,233,588
Realized gain distribution	-	-	51,272,087	84,318,528	818,533	-	-	5,274,425	1,153,841	1,575,664	1,015	2,405,121

Realized gain (loss)	3,157,240	1,980,794	61,322,943	109,467,066	910,621	808,146	778,918	6,410,656	824,287	2,962,485	(3,345)	3,638,709

Change in net unrealized appreciation/ depreciation of investments	5,106,992	(232,619)	(36,104,853)	(68,216,132)	(2,310,696)	1,205,937	316,201	(4,188,228)	(508,535)	(4,885,907)	(7,202)	(1,904,539)

Net gain (loss) on investments	8,264,232	1,748,175	25,218,090	41,250,934	(1,400,075)	2,014,083	1,095,119	2,222,428	315,752	(1,923,422)	(10,547)	1,734,170

Net increase (decrease) in net assets resulting from operations	8,327,636	1,681,093	26,726,107	41,997,203	(249,310)	2,213,419	1,133,916	5,705,826	952,292	(2,165,768)	(7,663)	1,528,215

Capital transactions:
Transfer of net premiums	837,629	2,320,068	9,698,702	42,774,323	3,048,258	478,218	1,867,092	3,043,436	3,236,288	5,965,949	70,163	212,161
Transfers due to death benefits	(640,708)	(807,294)	(1,440,731)	(3,928,637)	(175,980)	(119,792)	(32,658)	(2,747,691)	(315,472)	(299,432)	-	(125,653)
Transfers due to annuity benefit payments	(35,390)	-	-	-	(454)	(22,060)	-	(221,780)	-	-	-	(4,011)
Transfers due to withdrawal of funds	(10,931,066)	(425,132)	(35,799,982)	(39,551,780)	(2,356,416)	(3,378,797)	(697,082)	(37,135,321)	(2,702,596)	(2,280,837)	-	(2,356,491)
Transfers due to loans, net of repayments	1,205	-	(6,904)	-	(717)	(95)	-	994	-	(2,779)	-	407
Transfers due to cost of insurance	(133,919)	(34,454)	(4,398,009)	(5,668,691)	(612)	(38,038)	(28,697)	(823,324)	(145,027)	(221,942)	(43)	(24,220)
Transfers due to contingent deferred sales charges	(374)	-	-	-	(62)	(940)	-	(68)	-	-	-	(144)
Transfers due to net charge (credit) to annuitant mortality fluctuation	8,498	-	-	-	172	(27,354)	-	(21,078)	-	-	-	(3,809)
Transfers between Sub-Accounts and to/from Fixed Account	(3,978,396)	(947,720)	165,909	3,566,053	3,085,202	(453,844)	(883,590)	2,541,935	(2,943,607)	1,740,966	128,520	(910,789)

Net increase (decrease) in net assets resulting from capital transactions	(14,872,521)	105,468	(31,781,015)	(2,808,732)	3,599,391	(3,562,702)	225,065	(35,362,897)	(2,870,414)	4,901,925	198,640	(3,212,549)

Total increase (decrease)	(6,544,885)	1,786,561	(5,054,908)	39,188,471	3,350,081	(1,349,283)	1,358,981	(29,657,071)	(1,918,122)	2,736,157	190,977	(1,684,334)

NET ASSETS, at beginning of the year	93,410,100	17,146,509	624,211,889	995,707,950	18,128,143	30,192,561	14,770,986	246,238,361	53,901,458	47,268,002	-	20,390,085

NET ASSETS, at end of the year	$86,865,215	$18,933,070	$619,156,981	$1,034,896,421	$21,478,224	$28,843,278	$16,129,967	$216,581,290	$51,983,336	$50,004,159	$190,977	$18,705,751

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2014

	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$-	$6,363,893	$5,707,615	$1,150,088	$148,137	$-	$-	$3,331,680	$386,907	$6,906,976	$25,050,379	$2,617

Expenses
Mortality and expense risk fees and administrative charges	31,680	2,444,810	2,668,864	2,079,372	412,117	989,717	690,769	2,659,278	365,507	5,220,739	22,537,300	1,036,058

Net Investment income (loss)	(31,680)	3,919,083	3,038,751	(929,284)	(263,980)	(989,717)	(690,769)	672,402	21,400	1,686,237	2,513,079	(1,033,441)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	146,455	1,725,645	(65,724)	3,350,543	1,472,024	6,033,098	2,013,611	10,830,206	1,063,224	9,420,409	11,714,935	(1,150)
Realized gain distribution	304,214	-	-	8,161,183	1,517,818	10,991,963	6,703,945	34,650,370	4,547,878	24,308,594	99,204,242	611

Realized gain (loss)	450,669	1,725,645	(65,724)	11,511,726	2,989,842	17,025,061	8,717,556	45,480,576	5,611,102	33,729,003	110,919,177	(539)

Change in net unrealized appreciation/ depreciation of investments	(219,624)	4,467,901	5,448,116	(5,630,022)	(1,946,603)	(6,294,695)	(2,469,063)	(15,732,726)	(1,905,726)	(18,056,543)	(50,576,695)	(1,036)

Net gain (loss) on investments	231,045	6,193,546	5,382,392	5,881,704	1,043,239	10,730,366	6,248,493	29,747,850	3,705,376	15,672,460	60,342,482	(1,575)

Net increase (decrease) in net assets resulting from operations	199,365	10,112,629	8,421,143	4,952,420	779,259	9,740,649	5,557,724	30,420,252	3,726,776	17,358,697	62,855,561	(1,035,016)

Capital transactions:
Transfer of net premiums	394,957	2,950,322	40,608,034	2,301,079	3,803,517	1,440,207	9,262,162	2,914,237	4,768,121	5,451,835	324,417,275	10,337,817
Transfers due to death benefits	-	(2,596,117)	(1,490,558)	(1,052,711)	(142,254)	(725,521)	(550,082)	(1,404,783)	(242,108)	(1,708,227)	(7,703,022)	(625,850)
Transfers due to annuity benefit payments	-	(174,973)	-	(112,494)	-	(68,309)	-	(137,694)	-	-	-	(108,265)
Transfers due to withdrawal of funds	(91,248)	(30,667,384)	(7,761,575)	(21,221,014)	(951,528)	(9,882,897)	(1,520,011)	(28,857,712)	(955,355)	(32,961,888)	(61,964,609)	(31,515,987)
Transfers due to loans, net of repayments	-	(1,076)	-	2,772	-	3,101	-	(108)	-	(15,457)	-	(44,286)
Transfers due to cost of insurance	(3,148)	(568,926)	(1,061,442)	(642,643)	(164,887)	(121,386)	(173,626)	(700,271)	(106,127)	(2,731,486)	(10,829,188)	(122,032)
Transfers due to contingent deferred sales charges	-	(415)	(60)	(386)	-	(1,808)	-	(1,579)	-	(68)	-	(806)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(77,486)	-	(35,299)	-	(21,904)	-	(57,283)	-	-	-	19,553
Transfers between Sub-Accounts and to/from Fixed Account	377,103	(369,967)	1,454,571	(1,380,579)	64,607	(3,398,471)	(5,967)	(17,474,063)	(520,307)	8,920,290	3,388,786	13,216,224

Net increase (decrease) in net assets resulting from capital transactions	677,664	(31,506,022)	31,748,970	(22,141,275)	2,609,455	(12,776,988)	7,012,476	(45,719,256)	2,944,224	(23,045,001)	247,309,242	(8,843,632)

Total increase (decrease)	877,029	(21,393,393)	40,170,113	(17,188,855)	3,388,714	(3,036,339)	12,570,200	(15,299,004)	6,671,000	(5,686,304)	310,164,803	(9,878,648)

NET ASSETS, at beginning of the year	1,849,015	207,924,619	171,044,531	172,435,223	28,423,102	89,492,551	43,871,224	221,850,251	23,342,636	416,511,831	1,480,632,767	93,332,847

NET ASSETS, at end of the year	$2,726,044	$186,531,226	$211,214,644	$155,246,368	$31,811,816	$86,456,212	$56,441,424	$206,551,247	$30,013,636	$410,825,527	$1,790,797,570	$83,454,199

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2014

	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Bond Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)			(Service)	(Non-Service)
Investment income
Dividends	$424,653	$338,586	$72,332	$-	$-	$-	$977,753	$68,366	$3,865	$211,825	$15,014	$1,109,555

Expenses
Mortality and expense risk fees and administrative charges	267,884	394,731	122,409	1,837,781	113,549	120,853	2,028,550	190,906	107,262	158,253	114,105	3,029,191

Net Investment income (loss)	156,769	(56,145)	(50,077)	(1,837,781)	(113,549)	(120,853)	(1,050,797)	(122,540)	(103,397)	53,572	(99,091)	(1,919,636)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(159,838)	2,748,618	313,983	5,061,659	236,869	317,419	14,214,805	1,017,509	(378,515)	(66,632)	437,737	16,757,948
Realized gain distribution	2,416	4,467,313	1,160,019	37,232,229	2,431,449	2,491,991	3,417,047	332,856	-	-	201,026	6,041,013

Realized gain (loss)	(157,422)	7,215,931	1,474,002	42,293,888	2,668,318	2,809,410	17,631,852	1,350,365	(378,515)	(66,632)	638,763	22,798,961

Change in net unrealized appreciation/ depreciation of investments	(67,105)	(3,540,285)	(525,910)	(34,100,743)	(2,125,337)	(2,759,205)	(3,737,301)	(148,796)	(117,715)	363,862	554,593	10,823,460

Net gain (loss) on investments	(224,527)	3,675,646	948,092	8,193,145	542,981	50,205	13,894,551	1,201,569	(496,230)	297,230	1,193,356	33,622,421

Net increase (decrease) in net assets resulting from operations	(67,758)	3,619,501	898,015	6,355,364	429,432	(70,648)	12,843,754	1,079,029	(599,627)	350,802	1,094,265	31,702,785

Capital transactions:
Transfer of net premiums	2,447,651	470,220	1,553,389	1,896,316	1,745,249	1,603,101	2,357,080	2,383,325	869,187	2,307,070	1,022,035	2,839,939
Transfers due to death benefits	(51,325)	(189,707)	(59,326)	(950,783)	(43,375)	(193,972)	(1,033,651)	(49,218)	(15,768)	(73,790)	(48,147)	(1,968,606)
Transfers due to annuity benefit payments	(454)	(13,032)	-	(93,711)	-	-	(107,661)	-	-	-	-	(157,736)
Transfers due to withdrawal of funds	(4,145,513)	(4,091,461)	(373,265)	(18,633,095)	(281,217)	(423,714)	(21,517,817)	(448,125)	(494,283)	(572,045)	(382,147)	(32,734,700)
Transfers due to loans, net of repayments	-	1,114	-	4,225	-	596	5,698	-	-	-	-	3,014
Transfers due to cost of insurance	(3,395)	(42,365)	(11,546)	(550,869)	(25,825)	(11,704)	(580,438)	(40,595)	(16,326)	(200)	(18,984)	(843,059)
Transfers due to contingent deferred sales charges	-	(447)	-	(299)	-	-	(118)	-	-	(61)	-	(495)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(876)	4,624	-	(42,026)	-	-	(42,867)	-	-	-	-	(53,625)
Transfers between Sub-Accounts and to/from Fixed Account	4,498,939	(1,265,845)	234,714	(3,270,037)	281,612	(239,706)	(7,517,680)	(167,199)	319,109	669,974	364,687	(19,831,691)

Net increase (decrease) in net assets resulting from capital transactions	2,745,027	(5,126,899)	1,343,966	(21,640,279)	1,676,444	734,601	(28,437,454)	1,678,188	661,919	2,330,948	937,444	(52,746,959)

Total increase (decrease)	2,677,269	(1,507,398)	2,241,981	(15,284,915)	2,105,876	663,953	(15,593,700)	2,757,217	62,292	2,681,750	2,031,709	(21,044,174)

NET ASSETS, at beginning of the year	18,205,464	36,933,468	7,673,630	154,118,882	7,870,821	9,236,071	170,219,254	12,724,322	8,187,642	10,236,134	7,690,025	254,026,382

NET ASSETS, at end of the year	$20,882,733	$35,426,070	$9,915,611	$138,833,967	$9,976,697	$9,900,024	$154,625,554	$15,481,539	$8,249,934	$12,917,884	$9,721,734	$232,982,208

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2014

	Oppenheimer Capital Income Sub-Account	Oppenheimer Capital Income Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Diversified Alternatives Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account
	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)
Investment income
Dividends	$2,237	$262,691	$188,183	$-	$-	$323,218	$2,767,474	$26,972	$2,730,934	$12,596,819	$213,609	$602,086

Expenses
Mortality and expense risk fees and administrative charges	1,645	140,259	47,018	84,477	1,980,947	514,254	3,021,422	3,293	943,644	3,650,245	297,942	597,122

Net Investment income (loss)	592	122,432	141,165	(84,477)	(1,980,947)	(191,036)	(253,948)	23,679	1,787,290	8,946,574	(84,333)	4,964

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	752	(251,450)	(208,333)	473,462	9,482,827	1,087,575	5,755,514	(1,313)	734,224	(429,712)	978,291	1,816,249
Realized gain distribution	-	-	-	-	-	1,700,628	11,290,592	21,616	-	-	455,479	1,059,688

Realized gain (loss)	752	(251,450)	(208,333)	473,462	9,482,827	2,788,203	17,046,106	20,303	734,224	(429,712)	1,433,770	2,875,937

Change in net unrealized appreciation/ depreciation of investments	6,560	990,671	273,158	(133,513)	(1,124,144)	(2,370,870)	(13,993,307)	(55,463)	(1,775,163)	(3,345,354)	(3,359,432)	(7,154,722)

Net gain (loss) on investments	7,312	739,221	64,825	339,949	8,358,683	417,333	3,052,799	(35,160)	(1,040,939)	(3,775,066)	(1,925,662)	(4,278,785)

Net increase (decrease) in net assets resulting from operations	7,904	861,653	205,990	255,472	6,377,736	226,297	2,798,851	(11,481)	746,351	5,171,508	(2,009,995)	(4,273,821)

Capital transactions:
Transfer of net premiums	-	28,607	-	814,613	2,123,763	7,305,109	3,472,444	543,458	5,136,035	4,191,644	3,021,274	918,845
Transfers due to death benefits	-	(190,159)	(67,244)	(2,530)	(1,006,177)	(290,983)	(1,707,422)	-	(528,247)	(2,248,627)	(69,009)	(120,113)
Transfers due to annuity benefit payments	-	(5,546)	-	-	(104,694)	-	(162,819)	-	-	(242,540)	-	(48,450)
Transfers due to withdrawal of funds	(348)	(2,159,071)	(468,104)	(283,322)	(20,501,574)	(1,184,588)	(30,729,861)	(2,303)	(2,813,812)	(42,098,689)	(814,866)	(5,313,031)
Transfers due to loans, net of repayments	-	(2,507)	-	-	2,986	-	20,877	-	-	8,601	-	201
Transfers due to cost of insurance	(315)	(10,415)	-	(7,054)	(573,248)	(130,286)	(664,666)	(117)	(268,673)	(960,706)	(63,174)	(133,322)
Transfers due to contingent deferred sales charges	-	(197)	(221)	-	(296)	-	(1,019)	-	-	(1,240)	-	(351)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	848	-	-	(50,035)	-	(40,155)	-	-	(29,926)	-	(56,971)
Transfers between Sub-Accounts and to/from Fixed Account	-	(488,608)	(36,447)	(354,185)	(2,592,322)	1,116,694	(760,976)	558,279	1,472,544	1,263,199	1,418,704	315,527

Net increase (decrease) in net assets resulting from capital transactions	(663)	(2,827,048)	(572,016)	167,522	(22,701,597)	6,815,946	(30,573,597)	1,099,317	2,997,847	(40,118,284)	3,492,929	(4,437,665)

Total increase (decrease)	7,241	(1,965,395)	(366,026)	422,994	(16,323,861)	7,042,243	(27,774,746)	1,087,836	3,744,198	(34,946,776)	1,482,934	(8,711,486)

NET ASSETS, at beginning of the year	120,155	13,393,426	3,836,631	6,138,368	165,756,045	34,582,935	263,962,140	-	67,992,271	311,535,386	21,672,055	55,194,703

NET ASSETS, at end of the year	$127,396	$11,428,031	$3,470,605	$6,561,362	$149,432,184	$41,625,178	$236,187,394	$1,087,836	$71,736,469	$276,588,610	$23,154,989	$46,483,217

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2014

	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY Clarion Global Real Estate Sub-Account
	(Service)	(Non-Service)
Investment income
Dividends	$24,834	$312,074	$1,497	$45,706	$209,030

Expenses
Mortality and expense risk fees and administrative charges	58,457	410,461	159,386	224,346	244,829

Net Investment income (loss)	(33,623)	(98,387)	(157,889)	(178,640)	(35,799)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	161,937	2,647,352	-	(1,410,049)	772,642
Realized gain distribution	87,311	754,352	-	-	-

Realized gain (loss)	249,248	3,401,704	-	(1,410,049)	772,642

Change in net unrealized appreciation/ depreciation of investments	161,639	55,322	-	(1,719,138)	1,421,315

Net gain (loss) on investments	410,887	3,457,026	-	(3,129,187)	2,193,957

Net increase (decrease) in net assets resulting from operations	377,264	3,358,639	(157,889)	(3,307,827)	2,158,158

Capital transactions:
Transfer of net premiums	582,139	454,044	501,785	935,476	1,564,805
Transfers due to death benefits	(39,144)	(416,040)	(162,108)	(37,407)	(164,149)
Transfers due to annuity benefit payments	-	(8,293)	(15,435)	(25,980)	(29,478)
Transfers due to withdrawal of funds	(150,397)	(4,792,298)	(3,365,730)	(1,763,937)	(1,503,771)
Transfers due to loans, net of repayments	-	10,085	(1,844)	393	545
Transfers due to cost of insurance	(3,618)	(40,080)	14,014	(50,256)	(50,019)
Transfers due to contingent deferred sales charges	-	(558)	(154)	(84)	(89)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(11,464)	4,163	(7,523)	(7,003)
Transfers between Sub-Accounts and to/from Fixed Account	346,740	(1,718,235)	(521,939)	910,654	858,718

Net increase (decrease) in net assets resulting from capital transactions	735,720	(6,522,839)	(3,547,248)	(38,664)	669,559

Total increase (decrease)	1,112,984	(3,164,200)	(3,705,137)	(3,346,491)	2,827,717

NET ASSETS, at beginning of the year	3,900,324	39,237,252	16,402,696	18,128,343	17,405,956

NET ASSETS, at end of the year	$5,013,308	$36,073,052	$12,697,559	$14,781,852	$20,233,673

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 4 (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on July 9, 1998. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

MassMutual maintains ten segments within the Separate Account, they are: Panorama Premier, Panorama Passage®, MassMutual Artistry, MassMutual Transitions®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual Equity EdgeSM, MassMutual Transitions SelectSM II and MassMutual Capital Vantage. Seven of the ten segments within the Separate Account: Panorama Passage®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual EquityEdgeSM, MassMutual Transitions SelectSM II and MassMutual Capital Vantage have multiple tiers. The unit values of these tiers differ based on the associated expense ratios.

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other MassMutual business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2015, the Separate Account consists of ninety-six sub-accounts which invest in the following mutual funds. All of the funds may not be available to all of the ten segments of the Separate Account:

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

BlackRock iShares® Alternatives Strategies V.I. Sub-Account (Class III)	BlackRock iShares® Alternatives Strategies V.I. Fund (Class III) [11]

BlackRock iShares® Dynamic Allocation V.I. Sub-Account (Class III)	BlackRock iShares® Dynamic Allocation V.I. Fund (Class III) [11]

BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account (Class III)	BlackRock iShares® Dynamic Fixed Income V.I. Fund (Class III) [11]

BlackRock iShares® Equity Appreciation V.I. Sub-Account (Class III)	BlackRock iShares® Equity Appreciation V.I. Fund (Class III) [11]

Fidelity® VIP Contrafund® Sub-Account (Initial Class)	Fidelity® VIP Contrafund® Portfolio (Initial Class) [1]

Fidelity® VIP Contrafund® Sub-Account (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2) [1]

Invesco V.I. Diversified Dividend Sub-Account (Series I)	Invesco V.I. Diversified Dividend Fund (Series I) [3]

Invesco V.I. Diversified Dividend Sub-Account (Series II)	Invesco V.I. Diversified Dividend Fund (Series II) [3]

Invesco V.I. Global Health Care Sub-Account (Series I)	Invesco V.I. Global Health Care Fund (Series I) [3]

Invesco V.I. Global Health Care Sub-Account (Series II)	Invesco V.I. Global Health Care Fund (Series II) [3]

Invesco V.I. Technology Sub-Account (Series I)	Invesco V.I. Technology Fund (Series I) [3]

Invesco V.I. Technology Sub-Account (Series II)	Invesco V.I. Technology Fund (Series II) [3]

Ivy Asset Strategy Sub-Account	Ivy Funds VIP Asset Strategy Portfolio [8]

MML Aggressive Allocation Sub-Account (Initial Class)	MML Aggressive Allocation Fund (Initial Class) [4]

MML Aggressive Allocation Sub-Account (Service Class)	MML Aggressive Allocation Fund (Service Class) [4]

MML Asset Momentum Sub-Account (Service Class I)	MML Asset Momentum Fund (Service Class I) [5]

MML Balanced Allocation Sub-Account (Initial Class)	MML Balanced Allocation Fund (Initial Class) [4]

MML Balanced Allocation Sub-Account (Service Class)	MML Balanced Allocation Fund (Service Class) [4]

MML Blend Sub-Account (Initial Class)	MML Blend Fund (Initial Class) [5]

MML Blend Sub-Account (Service Class)	MML Blend Fund (Service Class) [5]

Notes To Financial Statements (Continued)

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

MML Blue Chip Growth Sub-Account (Initial Class)	MML Blue Chip Growth Fund (Initial Class) [4]

MML Blue Chip Growth Sub-Account (Service Class)	MML Blue Chip Growth Fund (Service Class) [4]

MML Conservative Allocation Sub-Account (Initial Class)	MML Conservative Allocation Fund (Initial Class) [4]

MML Conservative Allocation Sub-Account (Service Class)	MML Conservative Allocation Fund (Service Class) [4]

MML Core Allocation Sub-Account	MML American Funds® Core Allocation Fund [4]

MML Dynamic Bond Sub-Account (Service Class I)	MML Dynamic Bond Fund (Service Class I) [5]

MML Equity Sub-Account (Initial Class)	MML Equity Fund (Initial Class) [5]

MML Equity Sub-Account (Service Class)	MML Equity Fund (Service Class) [5]

MML Equity Income Sub-Account (Initial Class)	MML Equity Income Fund (Initial Class) [4]

MML Equity Income Sub-Account (Service Class)	MML Equity Income Fund (Service Class) [4]

MML Equity Index Sub-Account (Class I)	MML Equity Index Fund (Class I) [4]

MML Equity Index Sub-Account (Service Class I)	MML Equity Index Fund (Service Class I) [4]

MML Equity Rotation Sub-Account (Service Class I)	MML Equity Rotation Fund (Service Class I) [5]

MML Focused Equity Sub-Account	MML Focused Equity Fund (Initial Class) [4]

MML Foreign Sub-Account (Initial Class)	MML Foreign Fund (Initial Class) [4]

MML Foreign Sub-Account (Service Class)	MML Foreign Fund (Service Class) [4]

MML Fundamental Growth Sub-Account	MML Fundamental Growth Fund (Initial Class) [4]

MML Fundamental Value Sub-Account	MML Fundamental Value Fund (Initial Class) [4]

MML Global Sub-Account (Class I)	MML Global Fund (Class I) [4]

MML Global Sub-Account (Service Class I)	MML Global Fund (Service Class I) [4]

MML Global Sub-Account (Class II)	MML Global Fund (Class II) [4]

MML Growth Sub-Account	MML American Funds® Growth [4]

MML Growth & Income Sub-Account (Initial Class)	MML Growth & Income Fund (Initial Class) [4]

MML Growth & Income Sub-Account (Service Class)	MML Growth & Income Fund (Service Class) [4]

MML Growth Allocation Sub-Account (Initial Class)	MML Growth Allocation Fund (Initial Class) [4]

MML Growth Allocation Sub-Account (Service Class)	MML Growth Allocation Fund (Service Class) [4]

MML High Yield Sub-Account	MML High Yield Fund [5]

MML Income & Growth Sub-Account (Initial Class)	MML Income & Growth Fund (Initial Class) [4]

MML Income & Growth Sub-Account (Service Class)	MML Income & Growth Fund (Service Class) [4]

MML Inflation-Protected and Income Sub-Account (Initial Class)	MML Inflation-Protected and Income Fund (Initial Class) [5]

MML Inflation-Protected and Income Sub-Account (Service Class)	MML Inflation-Protected and Income Fund (Service Class) [5]

MML International Sub-Account	MML American Funds® International Fund [4]

MML International Equity Sub-Account	MML International Equity Fund [4]

MML Large Cap Growth Sub-Account (Initial Class)	MML Large Cap Growth Fund (Initial Class) [4]

MML Large Cap Growth Sub-Account (Service Class)	MML Large Cap Growth Fund (Service Class) [4]

MML Managed Bond Sub-Account (Initial Class)	MML Managed Bond Fund (Initial Class) [5]

MML Managed Bond Sub-Account (Service Class)	MML Managed Bond Fund (Service Class) [5]

MML Managed Volatility Sub-Account (Initial Class)	MML Managed Volatility Sub-Account (Initial Class) [4]

MML Managed Volatility Sub-Account (Service Class)	MML Managed Volatility Fund (Service Class) [4]

MML Mid Cap Growth Sub-Account (Initial Class)	MML Mid Cap Growth Fund (Initial Class) [4]

Notes To Financial Statements (Continued)

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

MML Mid Cap Growth Sub-Account (Service Class)	MML Mid Cap Growth Fund (Service Class) [4]

MML Mid Cap Value Sub-Account (Initial Class)	MML Mid Cap Value Fund (Initial Class) [4]

MML Mid Cap Value Sub-Account (Service Class)	MML Mid Cap Value Fund (Service Class) [4]

MML Moderate Allocation Sub-Account (Initial Class)	MML Moderate Allocation Fund (Initial Class) [4]

MML Moderate Allocation Sub-Account (Service Class)	MML Moderate Allocation Fund (Service Class) [4]

MML Money Market Sub-Account	MML Money Market Fund [5]

MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund [5]

MML Small Cap Equity Sub-Account (Initial Class)	MML Small Cap Equity Fund (Initial Class) [4]

MML Small Cap Equity Sub-Account (Service Class)	MML Small Cap Equity Fund (Service Class) [4]

MML Small Cap Growth Equity Sub-Account (Initial Class)	MML Small Cap Growth Equity Fund (Initial Class) [4]

MML Small Cap Growth Equity Sub-Account (Service Class)	MML Small Cap Growth Equity Fund (Service Class) [4]

MML Small Company Value Sub-Account	MML Small Company Value Fund [4]

MML Small/Mid Cap Value Sub-Account (Initial Class)	MML Small/Mid Cap Value Fund (Initial Class) [4]

MML Small/Mid Cap Value Sub-Account (Service Class)	MML Small/Mid Cap Value Fund (Service Class) [4]

MML Special Situations Sub-Account (Service Class I)	MML Special Situations Fund (Service Class I) [5]

MML Strategic Emerging Markets Sub-Account	MML Strategic Emerging Markets Fund [5]

MML Total Return Bond Sub-Account	MML Total Return Bond Fund [4]

Oppenheimer Capital Appreciation Sub-Account (Service)	Oppenheimer Capital Appreciation Fund/VA (Service) [6]

Oppenheimer Capital Appreciation Sub-Account (Non-Service)	Oppenheimer Capital Appreciation Fund/VA (Non-Service) [6]

Oppenheimer Conservative Balanced Sub-Account (Service)	Oppenheimer Conservative Balanced Fund/VA (Service) [6]

Oppenheimer Conservative Balanced Sub-Account (Non-Service)	Oppenheimer Conservative Balanced Fund/VA (Non-Service) [6]

Oppenheimer Core Bond Sub-Account	Oppenheimer Core Bond Fund/VA 6

Oppenheimer Discovery Mid Cap Growth Sub-Account (Service)	Oppenheimer Discovery Mid Cap Growth Fund/VA (Service) [6]

Oppenheimer Discovery Mid Cap Growth Sub-Account (Non- Service)	Oppenheimer Discovery Mid Cap Growth Fund/VA (Non-Service) [6]

Oppenheimer Global Sub-Account (Service)	Oppenheimer Global Fund/VA (Service) [6]

Oppenheimer Global Sub-Account (Non-Service)	Oppenheimer Global Fund/VA (Non-Service) [6]

Oppenheimer Global Multi-Alternatives Sub-Account	Oppenheimer Global Multi-Alternatives Fund/VA 6

Oppenheimer Global Strategic Income Sub-Account (Service)	Oppenheimer Global Strategic Income Fund/VA (Service) [6]

Oppenheimer Global Strategic Income Sub-Account (Non-Service)	Oppenheimer Global Strategic Income Fund/VA (Non-Service) [6]

Oppenheimer International Growth Sub-Account (Service)	Oppenheimer International Growth Fund/VA (Service) [6]

Oppenheimer International Growth Sub-Account (Non-Service)	Oppenheimer International Growth Fund/VA (Non-Service) [6]

Oppenheimer Main Street Sub-Account (Service)	Oppenheimer Main Street Fund®/VA (Service) [6]

Oppenheimer Main Street Sub-Account (Non-Service)	Oppenheimer Main Street Fund®/VA (Non-Service) [6]

Oppenheimer Money Sub-Account	Oppenheimer Money Fund/VA 6

PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO Commodity RealReturn Strategy Portfolio [7]

VY Clarion Global Real Estate Sub-Account	VY Clarion Global Real Estate Portfolio [2]

Notes To Financial Statements (Continued)

In addition to the ninety-six sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MassMutual’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1]	Fidelity® Management & Research Company is the investment adviser to this Portfolio.
[2]	VOYA Investments, LLC is the investment adviser to this Portfolio.
[3]	Invesco Advisers, Inc. is the investment adviser to the listed Funds.
[4]	MML Investment Advisers, LLC is the investment adviser to the listed MML Trust Funds pursuant to an investment management agreement.
[5]	MML Investment Advisers, LLC is the investment adviser to the listed MML II Trust Funds pursuant to an investment management agreement.
[6]	OFI Global Asset Management, Inc. serves as the investment adviser to the listed Funds/Portfolios.
[7]	Pacific Investment Management Company LLC is the investment adviser to this Portfolio.
[8]	Waddell & Reed Investment Management Company serves as Investment Adviser to this Portfolio.
[9]	Oppenheimer Conservative Balanced Sub-Account was formerly known as Oppenheimer Capital Income Sub-Account.
[10]	Oppenheimer Global Multi-Alternatives Sub-Account was formerly known as Oppenheimer Diversified Alternatives Sub-Account.
[11]	BlackRock Advisors, LLC is the investment advisor for this Fund.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A.	Investment Valuation

Investments in the investment sub-accounts are valued at the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date, and they are generally reinvested in the underlying investment sub-accounts.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the participants may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to MassMutual, thereby decreasing both the investments and net assets of the Separate Account by an equal amount. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

Notes To Financial Statements (Continued)

G.	Annuitant Mortality Fluctuation

The Separate Account maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust the Separate Account. Net transfers from MassMutual to the Separate Account totaled $2,267,674 for the year ended December 31, 2015. Net transfers from MassMutual to the Separate Account totaled $998,822 for the year ended December 31, 2014. The reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table, except for the MassMutual RetireEase Select SM Segment which uses the Annuity 2000 table.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The net assets of the Separate Account are measured at fair value. All the net assets are categorized as Level 1 as of December 31, 2015. There have been no transfers between levels for the year ended December 31, 2015.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

The contracts currently being offered are sold by both registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (“MSD”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual and the Separate Account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MSD serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to MassMutual

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and the Separate Account.

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales investments for the year ended December 31, 2015 were as follows:

	BlackRock iShares® Alternative Strategies V.I. Sub-Account	BlackRock iShares® Dynamic Allocation V.I. Sub-Account	BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account	BlackRock iShares® Equity Appreciation V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account
	(Class III)	(Class III)	(Class III)	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
Cost of purchases	$111,934	$157,715	$403,406	$77,360	$37,982,228	$26,731,886	$1,583,632	$4,178,276	$4,084,888	$11,882,217	$1,359,395	$4,346,194
Proceeds from sales	(20,876)	(36,000)	(9,567)	(11,277)	(45,051,291)	(6,925,786)	(1,469,532)	(3,708,705)	(2,558,951)	(2,465,371)	(1,530,442)	(658,334)

	Ivy Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Asset Momentum Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account
		(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Cost of purchases	$6,749,969	$7,597,812	$20,440,834	$138,982	$17,605,270	$81,630,277	$10,821,550	$15,408,899	$12,650,850	$17,838,610	$26,315,693	$77,999,170
Proceeds from sales	(2,716,184)	(5,797,864)	(5,033,962)	(43)	(26,940,928)	(39,034,022)	(10,585,697)	(4,253,610)	(8,834,459)	(3,882,990)	(29,003,566)	(45,778,592)

	MML Core Allocation Sub-Account	MML Dynamic Bond Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Equity Rotation Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account
		(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Initial Class)		(Service Class)
Cost of purchases	$183,482,558	$285,370	$4,050,359	$21,259,734	$39,239,517	$16,845,451	$4,323,831	$10,491,521	$33,306	$2,975,827	$26,380,604	$2,946,251
Proceeds from sales	(27,352,973)	(103)	(3,523,213)	(3,441,943)	(32,312,773)	(6,250,322)	(11,449,328)	(2,539,300)	(3,631)	(1,651,230)	(30,819,967)	(1,433,225)

	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
	(Class I)			(Service Class I)	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Cost of purchases	$1,564,448	$4,204,714	$1,396,509	$3,723,007	$322,687	$27,871,631	$1,856,758	$2,575,491	$90,946,525	$169,495,954	$6,733,369	$3,681,255
Proceeds from sales	(517,524)	(1,526,545)	(1,051,137)	(1,364,932)	(413,630)	(9,019,112)	(13,248,428)	(2,611,593)	(68,020,164)	(56,944,789)	(3,404,845)	(4,718,849)

	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account
	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Cost of purchases	$4,130,810	$14,272,769	$4,406,756	$13,095,414	$1,410,816	$4,185,092	$1,845,566	$13,930,279	$48,402,113	$9,060,302	$5,650,045	$13,061,322
Proceeds from sales	(1,983,588)	(40,339,192)	(7,053,177)	(3,631,613)	(91,683)	(3,657,820)	(557,144)	(33,611,709)	(12,057,986)	(29,159,236)	(4,031,112)	(12,897,304)

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Cost of purchases	$19,168,021	$37,807,240	$10,762,959	$50,907,520	$371,576,605	$26,062,245	$6,039,477	$5,939,856	$4,622,258	$32,378,131	$5,097,513	$3,139,143
Proceeds from sales	(5,429,099)	(33,951,752)	(2,841,849)	(63,707,768)	(47,941,964)	(35,006,992)	(6,151,503)	(5,188,867)	(1,043,727)	(28,655,712)	(1,351,893)	(1,431,968)

	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Bond Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account
	(Initial Class)	(Service Class)	(Service Class I)			(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
Cost of purchases	$29,996,159	$5,377,782	$99,585	$2,189,646	$5,076,044	$6,071,298	$44,342,802	$2,595	$259,835	$131,082	$2,533,290	$14,824,642
Proceeds from sales	(26,464,509)	(1,724,985)	(52)	(1,457,384)	(1,643,405)	(1,324,316)	(38,704,744)	(15,653)	(2,059,704)	(581,160)	(983,363)	(31,128,004)

	Oppenheimer Global Sub-Account	Oppenheimer Global Sub-Account	Global Multi- Alternatives Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY Clarion Global Real Estate Sub-Account
	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)
Cost of purchases	$13,276,695	$28,936,438	$974,845	$10,525,712	$26,355,865	6,061,568	7,206,707	2,594,050	6,347,064	998,603	3,879,612	4,596,344
Proceeds from sales	(3,821,016)	(40,467,241)	(676,698)	(7,369,318)	(45,061,269)	(3,345,296)	(7,829,587)	(319,750)	(4,509,777)	(3,361,246)	(3,171,840)	(4,115,247)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2015 were as follows:

2015	BlackRock iShares® Alternative Strategies V.I. Sub-Account	BlackRock iShares® Dynamic Allocation V.I. Sub-Account	BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account	BlackRock iShares® Equity Appreciation V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account
	(Class III)	(Class III)	(Class III)	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
Units purchased	9,053	12,314	39,486	6,772	332,492	755,684	20,269	207,417	22,133	194,165	29,723	79,800
Units withdrawn	-	-	-	-	(1,427,897)	(267,852)	(88,741)	(136,769)	(69,220)	(49,890)	(52,890)	(20,366)
Units transferred between Sub-Accounts and to/from the Fixed Account	-	-	-	-	(227,614)	85,679	87,381	(1,709)	63,555	161,700	(18,114)	89,792

Net increase (decrease)	9,053	12,314	39,486	6,772	(1,323,020)	573,510	18,909	68,939	16,468	305,975	(41,280)	149,227

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2015 (Continued)	Ivy Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Asset Momentum Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account
		(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	257,099	93,016	682,896	14,164	174,789	3,223,758	86,261	515,285	64,371	354,926	138,461	2,180,729
Units withdrawn	(73,938)	(307,222)	(229,512)	-	(1,372,959)	(2,303,397)	(409,893)	(122,611)	(269,157)	(144,521)	(1,383,655)	(2,176,113)
Units transferred between Sub-Accounts and to/from the Fixed Account	(12,295)	26,652	32,994	-	(266,222)	(474,266)	45,039	53,386	43,796	163,917	439,982	257,612

Net increase (decrease)	170,866	(187,554)	486,377	14,164	(1,464,392)	446,096	(278,592)	446,060	(160,989)	374,322	(805,212)	262,228

2015 (Continued)	MML Core Allocation Sub-Account	MML Dynamic Bond Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Equity Rotation Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account
		(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)		(Initial Class)	(Service Class)
Units purchased	11,490,818	28,823	60,220	927,991	251,976	470,662	22,713	415,005	2,973	86,026	310,594	87,288
Units withdrawn	(2,612,934)	-	(135,625)	(177,011)	(1,430,429)	(229,238)	(472,859)	(102,440)	-	(27,837)	(1,515,081)	(55,200)
Units transferred between Sub-Accounts and to/from the Fixed Account	1,079,024	-	41,584	177,897	309,284	45,790	(36,313)	44,993	-	(21,651)	232,611	40,884

Net increase (decrease)	9,956,909	28,823	(33,821)	928,878	(869,169)	287,214	(486,459)	357,557	2,973	36,538	(971,876)	72,973

2015 (Continued)	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
			(Class I)	(Service Class I)	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Units purchased	41,838	81,942	19,048	119,189	11,368	1,232,891	48,757	150,968	658,539	3,040,631	205,182	67,670
Units withdrawn	(13,149)	(17,592)	(62,931)	(47,320)	(22,809)	(404,782)	(495,331)	(81,555)	(3,559,214)	(3,664,464)	(135,031)	(201,825)
Units transferred between Sub-Accounts and to/from the Fixed Account	12,728	101,682	53,574	48,324	(4,511)	(205,828)	(125,804)	(46,058)	(322,073)	68,482	78,406	(16,113)

Net increase (decrease)	41,416	166,032	9,692	120,193	(15,951)	622,282	(572,377)	23,355	(3,222,748)	(555,351)	148,557	(150,268)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2015 (Continued)	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account
	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Units purchased	80,120	291,515	226,193	575,525	35,772	19,893	43,559	255,954	3,176,065	194,563	248,056	73,808
Units withdrawn	(59,864)	(2,237,202)	(330,944)	(233,311)	(667)	(128,159)	(8,649)	(1,706,613)	(958,056)	(1,225,238)	(136,042)	(298,246)
Units transferred between Sub-Accounts and to/from the Fixed Account	54,046	(15,924)	(110,194)	302,646	106,215	(47,252)	13,088	79,441	238,660	(463,496)	(33,160)	(35,641)

Net increase (decrease)	74,302	(1,961,612)	(214,945)	644,860	141,320	(155,518)	47,998	(1,371,217)	2,456,668	(1,494,171)	78,853	(260,079)

2015 (Continued)	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	536,421	173,874	228,829	570,974	20,511,223	1,045,590	152,026	22,940	100,022	122,624	55,244	77,952
Units withdrawn	(184,722)	(952,815)	(75,632)	(3,419,736)	(6,966,001)	(2,472,938)	(369,639)	(159,802)	(26,414)	(642,288)	(20,165)	(34,154)
Units transferred between Sub-Accounts and to/from the Fixed Account	40,351	(24,360)	27,748	(195,928)	(641,311)	565,259	195,684	(30,193)	30,341	132,771	58,131	3,414

Net increase (decrease)	392,049	(803,301)	180,945	(3,044,690)	12,903,911	(862,089)	(21,929)	(167,055)	103,949	(386,893)	93,210	47,213

2015 (Continued)	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Bond Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account
	(Initial Class)	(Service Class)	(Service Class I)			(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
Units purchased	166,614	112,100	10,346	110,798	193,931	96,763	232,298	-	928	-	61,457	164,055
Units withdrawn	(851,482)	(41,684)	-	(58,134)	(73,183)	(37,037)	(1,512,334)	(1,105)	(109,330)	(32,512)	(20,534)	(878,764)
Units transferred between Sub-Accounts and to/from the Fixed Account	173,382	18,310	-	15,686	169,781	99,954	(534,274)	-	(26,825)	(5,294)	16,132	(543,477)

Net increase (decrease)	(511,486)	88,727	10,346	68,351	290,528	159,679	(1,814,310)	(1,105)	(135,227)	(37,805)	57,056	(1,258,186)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2015 (Continued)	Oppenheimer Global Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Multi- Alternatives Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY Clarion Global Real Estate Sub-Account
	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)
Units purchased	342,712	232,795	69,694	364,951	283,613	78,780	57,342	74,651	31,866	42,766	171,730	146,459
Units withdrawn	(122,817)	(1,157,108)	(4,350)	(359,171)	(2,106,051)	(82,399)	(230,161)	(11,886)	(184,239)	(236,365)	(246,793)	(141,614)
Units transferred between Sub-Accounts and to/from the Fixed Account	49,379	(423,232)	(33,066)	11,923	(3,620)	12,984	(47,668)	19,608	(22,875)	(11,907)	125,128	27,931

Net increase (decrease)	269,274	(1,347,545)	32,278	17,703	(1,826,058)	9,365	(220,487)	82,373	(175,248)	(205,506)	50,065	32,776

2014	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Balanced Allocation Sub-Account
	(Initial Class)	(Service Class 2)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)	(Initial Class)
Units purchased	268,438	639,577	9,084	180,631	17,824	100,326	26,934	44,948	443,275	55,231	734,850	112,123
Units withdrawn	(1,830,613)	(172,461)	(83,612)	(78,685)	(79,493)	(17,436)	(62,497)	(9,611)	(15,556)	(310,104)	(186,854)	(872,454)
Units transferred between Sub-Accounts and to/from the Fixed Account	(673,386)	188	17,350	281,153	17,822	58,281	(32,601)	35,783	108,344	2,718	74,040	449,417

Net increase (decrease)	(2,235,561)	467,304	(57,178)	383,099	(43,847)	141,171	(68,164)	71,120	536,063	(252,155)	622,036	(310,914)

2014 (Continued)	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML China Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
Units purchased	3,159,721	95,133	285,484	28,711	260,814	3,530	156,739	2,481,810	8,747,911	57,181	778,803	189,657
Units withdrawn	(1,777,044)	(605,305)	(73,111)	(301,212)	(48,876)	(4,662)	(1,555,116)	(1,723,424)	(2,123,812)	(245,086)	(144,545)	(1,864,489)
Units transferred between Sub-Accounts and to/from the Fixed Account	337,488	(5,725)	138,110	23,698	95,037	(230,048)	293,784	(439,660)	1,198,471	(21,897)	(8,058)	(308,184)

Net increase (decrease)	1,720,165	(515,897)	350,483	(248,803)	306,975	(231,180)	(1,104,593)	318,726	7,822,570	(209,802)	626,200	(1,983,016)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2014 (Continued)	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Growth Sub-Account
	(Service Class)	(Class I)	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
Units purchased	503,664	18,601	499,122	63,015	213,190	69,538	55,041	107,944	8,552	105,636	5,396	1,177,791
Units withdrawn	(171,038)	(639,531)	(61,207)	(20,585)	(1,864,630)	(31,096)	(2,169)	(8,294)	(60,002)	(20,230)	(27,273)	(363,655)
Units transferred between Sub-Accounts and to/from the Fixed Account	(9,583)	(446,989)	(8,688)	80,984	1,217,346	196,685	8,685	75,276	24,037	74,384	(6,847)	(91,737)

Net increase (decrease)	323,043	(1,067,919)	429,227	123,414	(434,094)	235,127	61,557	174,926	(27,413)	159,790	(28,724)	722,399

2014 (Continued)	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)
Units purchased	45,987	153,348	678,576	3,029,748	212,530	34,425	124,541	234,911	253,861	478,304	7,513	15,422
Units withdrawn	(631,663)	(83,046)	(2,928,444)	(3,496,134)	(176,347)	(216,639)	(51,723)	(3,125,491)	(251,769)	(225,295)	(5)	(161,053)
Units transferred between Sub-Accounts and to/from the Fixed Account	(219,327)	(60,447)	4,870	255,799	217,360	(25,418)	(56,453)	199,970	(237,293)	143,384	13,388	(53,930)

Net increase (decrease)	(805,003)	9,855	(2,244,998)	(210,587)	253,543	(207,632)	16,365	(2,690,610)	(235,201)	396,393	20,896	(199,561)

2014 (Continued)	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	25,568	199,400	2,902,625	174,726	265,332	61,967	499,066	137,956	220,506	388,466	23,779,604	1,108,819
Units withdrawn	(5,445)	(2,312,648)	(739,269)	(1,563,216)	(88,886)	(404,844)	(120,934)	(1,354,190)	(60,278)	(2,675,875)	(5,897,201)	(3,427,384)
Units transferred between Sub-Accounts and to/from the Fixed Account	25,646	(21,353)	95,858	(92,660)	3,590	(133,369)	4,313	(757,578)	(20,103)	641,341	237,791	1,391,006

Net increase (decrease)	45,769	(2,134,601)	2,259,214	(1,481,150)	180,036	(476,246)	382,445	(1,973,812)	140,125	(1,646,068)	18,120,194	(927,559)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2014 (Continued)	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Bond Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)			(Service)	(Non-Service)
Units purchased	235,714	22,390	80,462	92,892	79,267	75,867	130,086	125,015	78,032	224,984	63,349	189,229
Units withdrawn	(397,531)	(202,229)	(23,888)	(856,820)	(15,694)	(29,229)	(1,149,040)	(28,303)	(45,947)	(62,844)	(28,173)	(2,148,567)
Units transferred between Sub-Accounts and to/from the Fixed Account	423,387	(57,798)	11,424	(120,042)	13,265	(11,495)	(354,024)	(6,729)	25,872	64,908	22,104	(1,147,980)

Net increase (decrease)	261,570	(237,637)	67,998	(883,970)	76,838	35,145	(1,372,978)	89,983	57,957	227,048	57,280	(3,107,318)

2014 (Continued)	Oppenheimer Capital Income Sub-Account	Oppenheimer Capital Income Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Diversified Alternatives Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account
	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)
Units purchased	-	2,665	-	48,526	147,224	355,765	187,839	54,359	335,724	266,680	137,840	54,499
Units withdrawn	(50)	(177,630)	(39,497)	(16,791)	(1,271,681)	(78,557)	(1,516,613)	(169)	(237,272)	(2,772,974)	(43,201)	(251,619)
Units transferred between Sub-Accounts and to/from the Fixed Account	-	(37,835)	(2,691)	(23,167)	(140,735)	56,289	(16,180)	55,610	95,449	101,500	60,406	18,255

Net increase (decrease)	(50)	(212,800)	(42,188)	8,568	(1,265,192)	333,497	(1,344,954)	109,800	193,901	(2,404,794)	155,045	(178,865)

2014 (Continued)	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY Clarion Global Real Estate Sub-Account
	(Service)	(Non-Service)
Units purchased	32,426	33,086	44,680	107,778	116,599
Units withdrawn	(11,124)	(295,371)	(331,394)	(220,544)	(129,576)
Units transferred between Sub-Accounts and to/from the Fixed Account	18,584	(96,410)	(44,507)	143,979	60,726

Net increase (decrease)	39,886	(358,695)	(331,221)	31,213	47,749

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2015 follows:

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
BlackRock iShares® Alternatives Strategies V.I. Sub-Account (Class III)
2015[12]	9,053	$9.70 to $9.72	$87,946	0.54%	1.00% to 1.80%	(2.99)% to (2.85)%

BlackRock iShares® Dynamic Allocation V.I. Sub-Account (Class III)
2015[12]	12,314	9.69 to 9.70	119,445	0.62	1.00 to 1.80	(3.14) to (3.00)

BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account (Class III)
2015[12]	39,486	9.79 to 9.81	387,172	4.74	1.00 to 1.80	(2.09) to (1.95)

BlackRock iShares® Equity Appreciation V.I. Sub-Account (Class III)
2015[12]	6,772	9.58 to 9.59	64,955	0.45	1.00 to 1.80	(4.21) to (4.07)

Fidelity® VIP Contrafund® Sub-Account (Initial Class)
2015	11,133,409	19.07 to 27.00	266,752,622	1.01	0.95 to 2.60	(1.91) to (0.28)
2014	12,456,429	19.44 to 27.08	302,421,907	0.91	0.95 to 2.60	9.07 to 10.89
2013	14,691,990	17.82 to 24.42	323,174,155	1.04	0.95 to 2.60	27.92 to 30.05
2012	17,406,780	13.93 to 18.78	295,726,935	1.31	0.95 to 2.60	13.42 to 15.31
2011	19,495,926	12.28 to 16.29	288,716,116	0.99	0.95 to 2.60	(5.02) to (3.45)

Fidelity® VIP Contrafund® Sub-Account (Service Class 2)
2015	4,717,837	9.93 to 18.35	106,079,060	0.86	1.00 to 3.10	(2.65) to (0.66)
2014	4,144,327	18.85 to 23.90	95,084,153	0.80	1.15 to 3.10	8.25 to 10.38
2013	3,677,023	17.42 to 21.66	76,557,019	0.92	1.15 to 3.10	26.96 to 29.46
2012	3,207,664	13.72 to 16.73	51,704,431	1.23	1.15 to 3.10	12.59 to 14.81
2011	2,798,369	12.18 to 14.57	39,394,895	0.90	1.15 to 3.10	(5.75) to (3.89)

Invesco V.I. Diversified Dividend Sub-Account (Series I)
2015	683,000	7.14 to 10.02	6,428,727	1.74	0.95 to 2.60	(0.55) to 1.10
2014	664,091	7.18 to 9.91	6,279,723	1.70	0.95 to 2.60	9.93 to 11.76
2013	721,269	6.53 to 8.87	6,104,301	2.30	0.95 to 2.60	27.67 to 29.80
2012	776,137	5.11 to 6.83	5,099,770	2.15	0.95 to 2.60	15.67 to 17.60
2011	523,132	4.42 to 5.81	2,948,506	0.21	0.95 to 2.60	(4.60) to (3.02)

Invesco V.I. Diversified Dividend Sub-Account (Series II)
2015	1,432,504	6.88 to 9.13	12,233,723	1.59	1.15 to 3.10	(1.29) to 0.65
2014	1,363,565	6.97 to 9.07	11,705,249	1.54	1.15 to 3.10	9.10 to 11.25
2013	980,466	6.39 to 8.15	7,598,236	2.53	1.15 to 3.10	26.78 to 29.27
2012	451,652	5.04 to 6.31	2,711,573	2.01	1.15 to 3.10	14.75 to 17.01
2011	333,745	4.39 to 5.39	1,713,429	0.15	1.15 to 3.10	(5.21) to (3.35)

Invesco V.I. Global Health Care Sub-Account (Series I)
2015	624,469	19.78 to 27.01	15,699,247	-	0.95 to 2.60	0.51 to 2.19
2014	608,001	19.68 to 26.43	15,088,993	-	0.95 to 2.60	16.60 to 18.54
2013	651,848	16.88 to 22.30	13,759,629	0.68	0.95 to 2.60	36.94 to 39.21
2012	674,210	12.33 to 16.02	10,305,929	-	0.95 to 2.60	17.79 to 19.75
2011	724,495	10.47 to 13.38	9,293,422	-	0.95 to 2.60	1.29 to 2.97

Invesco V.I. Global Health Care Sub-Account (Series II)
2015	873,197	19.05 to 25.46	20,829,685	-	1.15 to 3.10	(0.25) to 1.71
2014	567,222	19.10 to 25.03	13,227,333	-	1.15 to 3.10	15.73 to 18.01
2013	426,051	16.50 to 21.21	8,417,378	0.63	1.15 to 3.10	35.89 to 38.56
2012	207,733	12.14 to 15.31	2,983,215	-	1.15 to 3.10	16.91 to 19.22
2011	149,132	10.38 to 12.84	1,819,403	-	1.15 to 3.10	0.56 to 2.54

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Invesco V.I. Technology Sub-Account (Series I)
2015	527,089	$14.90 to $18.17	$6,455,998	-%	0.95% to 2.60%	4.07% to 5.80%
2014	568,369	14.32 to 17.17	6,828,749	-	0.95 to 2.60	8.20 to 10.00
2013	636,533	13.23 to 15.61	7,412,702	-	0.95 to 2.60	21.93 to 23.96
2012	720,292	10.85 to 12.59	6,889,703	-	0.95 to 2.60	8.42 to 10.22
2011	730,777	10.01 to 11.42	6,441,250	0.18	0.95 to 2.60	(7.49) to (5.95)

Invesco V.I. Technology Sub-Account (Series II)
2015	404,745	14.34 to 21.72	8,025,462	-	1.15 to 3.10	3.31 to 5.34
2014	255,519	13.88 to 20.62	4,754,678	-	1.15 to 3.10	7.44 to 9.56
2013	184,399	12.92 to 18.82	3,108,180	-	1.15 to 3.10	20.98 to 23.36
2012	147,145	10.68 to 15.26	2,006,873	-	1.15 to 3.10	7.64 to 9.76
2011	128,086	9.92 to 13.90	1,545,311	0.09	1.15 to 3.10	(8.20) to (6.40)

Ivy Asset Strategy Sub-Account
2015	1,184,806	9.63 to 10.35	12,900,869	0.34	1.00 to 3.10	(11.15) to (3.72)
2014	1,013,940	11.65 to 12.15	12,222,143	0.44	1.15 to 3.10	(8.16) to (6.35)
2013	477,877	12.68 to 12.97	6,176,973	0.65	1.15 to 3.10	21.31 to 23.70
2012[9]	13,539	10.45 to 10.49	141,873	-	1.15 to 3.10	4.52 to 4.86

MML Aggressive Allocation Sub-Account (Initial Class)
2015	2,429,282	13.22 to 15.07	35,674,422	2.03	0.95 to 2.60	(3.39) to (1.78)
2014	2,616,835	13.68 to 15.35	39,229,153	1.04	0.95 to 2.60	3.13 to 4.85
2013	2,868,990	13.27 to 14.64	41,165,457	1.18	0.95 to 2.60	24.12 to 26.19
2012	3,011,798	10.69 to 11.60	34,331,227	0.79	0.95 to 2.60	12.76 to 14.64
2011	3,238,254	9.48 to 10.12	32,302,257	1.10	0.95 to 2.60	(4.37) to (2.78)

MML Aggressive Allocation Sub-Account (Service Class)
2015	4,734,855	9.79 to 12.62	68,002,165	1.87	1.00 to 3.10	(4.09) to (2.14)
2014	4,248,478	13.16 to 14.89	62,718,592	0.91	1.15 to 3.10	2.39 to 4.41
2013	3,626,442	12.85 to 14.26	51,318,764	1.07	1.15 to 3.10	23.27 to 25.69
2012	3,056,568	10.43 to 11.35	34,458,467	0.59	1.15 to 3.10	11.82 to 14.03
2011	2,912,079	9.32 to 9.95	28,799,109	0.99	1.15 to 3.10	(5.01) to (3.15)

MML Asset Allocation Sub-Account (Initial Class)
2015	-	-	-	-	-	-
2014	-	-	-	-	-	-
2013	-	-	-	-	-	-
2012[4]	-	-	-	2.47	0.95 to 2.60	5.12 to 5.68
2011	6,289,066	9.91 to 13.63	79,771,977	2.01	0.95 to 2.60	(0.92) to 0.72

MML Asset Allocation Sub-Account (Service Class)
2015	-	-	-	-	-	-
2014	-	-	-	-	-	-
2013	-	-	-	-	-	-
2012[4]	-	-	-	2.29	1.15 to 3.10	4.82 to 5.48
2011	804,129	9.84 to 11.52	8,930,237	1.88	1.15 to 3.10	(1.60) to 0.33

MML Asset Momentum Sub-Account (Service Class I)
2015[12]	14,164	9.71 to 9.72	137,680	-	1.00 to 1.80	(2.90) to (2.76)

MML Balanced Allocation Sub-Account (Initial Class)
2015	8,867,495	12.29 to 14.01	121,174,809	2.69	0.95 to 2.60	(2.92) to (1.30)
2014	10,331,887	12.66 to 14.20	143,643,581	2.08	0.95 to 2.60	2.64 to 4.35
2013	10,642,801	12.34 to 13.61	142,186,556	2.37	0.95 to 2.60	11.55 to 13.40
2012	11,205,798	11.06 to 12.00	132,420,466	1.79	0.95 to 2.60	9.51 to 11.33
2011	10,734,311	10.10 to 10.78	114,225,528	2.50	0.95 to 2.60	(0.88) to 0.77

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Balanced Allocation Sub-Account (Service Class)
2015	32,206,801	$9.81 to $11.75	$427,863,488	2.54%	1.00% to 3.10%	(3.65)% to (1.85)%
2014	31,760,705	12.19 to 13.80	430,980,568	1.89	1.15 to 3.10	1.86 to 3.87
2013	30,040,540	11.97 to 13.28	393,771,762	2.22	1.15 to 3.10	10.74 to 12.92
2012	26,831,944	10.81 to 11.76	312,296,978	1.59	1.15 to 3.10	8.69 to 10.83
2011	23,696,375	9.94 to 10.61	249,534,969	2.39	1.15 to 3.10	(1.55) to 0.38

MML Blend Sub-Account (Initial Class)
2015	3,423,305	15.77 to 21.02	64,229,985	2.13	0.95 to 2.60	(2.49) to (0.87)
2014	3,701,898	16.17 to 21.21	70,408,663	2.06	0.95 to 2.60	8.14 to 9.94
2013	4,217,795	14.95 to 19.29	73,420,884	2.05	0.95 to 2.60	17.23 to 19.18
2012	4,317,094	12.75 to 16.19	63,246,799	2.17	0.95 to 2.60	9.75 to 11.58
2011	3,355,716	11.62 to 14.51	44,001,527	2.06	0.95 to 2.60	2.10 to 3.79

MML Blend Sub-Account (Service Class)
2015	2,627,633	9.88 to 15.18	47,553,483	1.92	1.00 to 3.10	(3.22) to (1.25)
2014	2,181,573	15.68 to 19.45	40,332,905	1.87	1.15 to 3.10	7.33 to 9.45
2013	1,831,090	14.61 to 17.77	30,932,071	1.85	1.15 to 3.10	16.35 to 18.64
2012	1,545,756	12.56 to 14.98	22,114,127	2.00	1.15 to 3.10	8.93 to 11.08
2011	953,110	11.53 to 13.48	12,331,626	1.92	1.15 to 3.10	1.34 to 3.33

MML Blue Chip Growth Sub-Account (Initial Class)
2015	2,020,094	19.54 to 26.19	51,367,155	-	0.95 to 2.60	8.25 to 10.05
2014	2,181,084	18.05 to 23.80	50,643,816	-	0.95 to 2.60	6.33 to 8.09
2013	2,429,887	16.98 to 22.01	52,314,807	0.22	0.95 to 2.60	37.71 to 39.99
2012	2,805,201	12.33 to 15.72	43,183,423	0.09	0.95 to 2.60	15.27 to 17.19
2011	2,798,174	10.70 to 13.42	36,898,036	0.04	0.95 to 2.60	(1.23) to 0.41

MML Blue Chip Growth Sub-Account (Service Class)
2015	1,846,448	10.08 to 18.80	42,473,882	-	1.00 to 3.10	0.80 to 7.37
2014	1,472,126	17.51 to 22.85	31,727,586	-	1.15 to 3.10	5.55 to 7.62
2013	1,165,151	16.59 to 21.23	23,271,863	0.05	1.15 to 3.10	36.70 to 39.39
2012	1,037,043	12.14 to 15.23	14,894,218	-	1.15 to 3.10	14.38 to 16.64
2011	766,782	10.61 to 13.06	9,476,139	-	1.15 to 3.10	(2.01) to (0.08)

MML China Sub-Account
2015	-	-	-	-	-	-
2014[10]	-	12.64 to 14.00	-	-	1.15 to 3.10	(7.04) to (6.46)
2013	231,180	13.59 to 14.97	3,429,680	1.17	1.15 to 3.10	7.85 to 9.97
2012	243,018	12.60 to 13.61	3,282,092	-	1.15 to 3.10	21.42 to 23.82
2011	255,300	10.38 to 10.99	2,790,513	-	1.15 to 3.10	(21.59) to (20.04)

MML Concentrated Growth Sub-Account (Class I)
2015	-	-	-	-	-	-
2014	-	-	-	-	-	-
2013	-	-	-	-	-	-
2012[4]	-	-	-	1.23	0.95 to 2.60	9.85 to 10.47
2011	1,136,652	8.11 to 10.11	11,060,454	0.60	0.95 to 2.60	(3.28) to (1.67)

MML Concentrated Growth Sub-Account (Service Class I)
2015	-	-	-	-	-	-
2014	-	-	-	-	-	-
2013	-	-	-	-	-	-
2012[4]	-	-	-	1.71	1.15 to 3.10	9.61 to 10.31
2011	204,461	8.03 to 9.65	1,908,976	0.51	1.15 to 3.10	(4.03) to (2.14)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Concentrated Growth Sub-Account (Class II)
2015	-	$-	$-	-%	-%	-%
2014	-	-	-	-	-	-
2013	-	-	-	-	-	-
2012[4]	-	-	-	2.24	1.18 to 1.65	10.27 to 10.44
2011	411,298	6.09 to 8.06	3,264,784	0.70	1.18 to 1.65	(2.39) to (1.93)

MML Conservative Allocation Sub-Account (Initial Class)
2015	7,080,010	12.22 to 13.93	96,367,633	2.82	0.95 to 2.60	(2.94) to (1.32)
2014	7,885,223	12.59 to 14.11	109,151,802	2.42	0.95 to 2.60	2.43 to 4.13
2013	8,989,816	12.29 to 13.55	119,758,501	2.26	0.95 to 2.60	8.46 to 10.27
2012	10,131,983	11.33 to 12.29	122,720,414	1.90	0.95 to 2.60	8.54 to 10.35
2011	9,171,714	10.44 to 11.14	101,065,583	2.87	0.95 to 2.60	(0.06) to 1.60

MML Conservative Allocation Sub-Account (Service Class)
2015	25,757,742	9.81 to 11.65	338,660,784	2.68	1.00 to 3.10	(3.67) to (1.89)
2014	25,495,514	12.09 to 13.68	342,106,894	2.27	1.15 to 3.10	1.63 to 3.63
2013	25,176,788	11.90 to 13.20	327,041,221	2.13	1.15 to 3.10	7.68 to 9.80
2012	24,887,854	11.05 to 12.03	295,572,709	1.75	1.15 to 3.10	7.75 to 9.87
2011	21,317,023	10.25 to 10.94	231,276,991	2.72	1.15 to 3.10	(0.83) to 1.12

MML Core Allocation Sub-Account
2015	59,347,906	9.78 to 12.14	807,083,244	1.36	1.00 to 3.10	(4.14) to (2.20)
2014	49,390,998	12.67 to 14.22	690,585,391	1.01	1.15 to 3.10	4.75 to 6.81
2013	41,568,428	12.09 to 13.31	546,136,756	1.34	1.15 to 3.10	14.69 to 16.95
2012	37,237,588	10.54 to 11.38	419,693,886	1.53	1.15 to 3.10	8.28 to 10.42
2011	34,592,331	9.74 to 10.31	354,087,519	1.50	1.15 to 3.10	(3.20) to (1.30)

MML Dynamic Bond Sub-Account
2015[12]	28,823	9.82 to 9.84	283,543	0.36	1.00 to 1.80	(1.75) to (1.61)

MML Emerging Growth Sub-Account (Initial Class)
2015	-	-	-	-	-	-
2014	-	-	-	-	-	-
2013	-	-	-	-	-	-
2012[4]	-	-	-	-	0.95 to 2.60	6.06 to 6.63
2011	644,221	8.39 to 10.45	6,125,625	-	0.95 to 2.60	(8.94) to (7.43)

MML Emerging Growth Sub-Account (Service Class)
2015	-	-	-	-	-	-
2014	-	-	-	-	-	-
2013	-	-	-	-	-	-
2012[4]	-	-	-	-	1.15 to 3.10	5.80 to 6.47
2011	109,230	8.32 to 11.32	1,148,016	-	1.15 to 3.10	(9.62) to (7.84)

MML Enhanced Index Core Equity Sub-Account (Initial Class)
2015	-	-	-	-	-	-
2014	-	-	-	-	-	-
2013	-	-	-	-	-	-
2012[4]	-	-	-	2.07	0.95 to 2.60	7.99 to 8.57
2011	690,481	10.05 to 12.41	8,223,620	1.34	0.95 to 2.60	(0.05) to 1.60

MML Enhanced Index Core Equity Sub-Account (Service Class)
2015	-	-	-	-	-	-
2014	-	-	-	-	-	-
2013	-	-	-	-	-	-
2012[4]	-	-	-	1.93	1.15 to 3.10	7.73 to 8.41
2011	60,791	9.96 to 12.01	696,553	1.33	1.15 to 3.10	(0.80) to 1.15

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Equity Sub-Account (Initial Class)
2015	1,601,017	$14.47 to $19.34	$26,423,971	2.07%	0.95% to 2.60%	(5.91)% to (4.34)%
2014	1,634,838	15.38 to 20.22	28,424,843	1.55	0.95 to 2.60	8.70 to 10.51
2013	1,844,640	14.15 to 18.30	29,267,983	1.90	0.95 to 2.60	29.85 to 32.01
2012	1,987,760	10.90 to 13.86	24,026,996	1.94	0.95 to 2.60	13.06 to 14.95
2011	2,182,265	9.64 to 12.06	23,062,270	1.55	0.95 to 2.60	(6.22) to (4.67)

MML Equity Sub-Account (Service Class)
2015	4,116,196	9.78 to 13.93	69,099,138	1.93	1.00 to 3.10	(6.61) to (2.23)
2014	3,187,318	14.92 to 18.47	56,685,723	1.44	1.15 to 3.10	7.89 to 10.02
2013	2,561,118	13.83 to 16.79	41,590,626	1.79	1.15 to 3.10	28.89 to 31.42
2012	2,105,350	10.73 to 12.78	26,072,701	1.82	1.15 to 3.10	12.22 to 14.43
2011	1,698,716	9.56 to 11.16	18,493,513	1.56	1.15 to 3.10	(6.92) to (5.09)

MML Equity Income Sub-Account (Initial Class)
2015	10,985,217	14.32 to 19.10	192,181,207	1.87	0.95 to 2.60	(9.27) to (7.76)
2014	11,854,386	15.78 to 20.71	226,496,101	1.65	0.95 to 2.60	4.78 to 6.53
2013	13,837,402	15.06 to 19.44	249,236,212	1.85	0.95 to 2.60	26.60 to 28.70
2012	16,354,064	11.90 to 15.11	229,600,031	2.08	0.95 to 2.60	14.30 to 16.21
2011	18,960,477	10.41 to 13.00	229,796,001	1.64	0.95 to 2.60	(3.34) to (1.73)

MML Equity Income Sub-Account (Service Class)
2015	3,753,254	9.76 to 13.79	63,274,981	1.70	1.00 to 3.10	(9.94) to (2.36)
2014	3,466,040	15.31 to 18.98	63,759,105	1.53	1.15 to 3.10	3.96 to 6.00
2013	3,142,997	14.72 to 17.90	54,594,084	1.74	1.15 to 3.10	25.59 to 28.07
2012	2,901,070	11.72 to 13.98	39,414,680	1.95	1.15 to 3.10	13.48 to 15.72
2011	2,621,539	10.33 to 12.08	30,894,898	1.55	1.15 to 3.10	(3.99) to (2.10)

MML Equity Index Sub-Account (Class I)
2015	3,284,749	15.78 to 20.86	55,127,031	1.43	0.95 to 2.60	(1.60) to 0.04
2014	3,771,208	16.03 to 20.85	63,394,024	1.31	0.95 to 2.60	10.27 to 12.11
2013	4,839,127	14.54 to 18.60	72,466,471	1.57	0.95 to 2.60	28.46 to 30.60
2012	5,403,301	11.32 to 14.24	62,182,405	1.53	0.95 to 2.60	12.51 to 14.38
2011	5,784,434	10.06 to 12.45	58,648,895	1.59	0.95 to 2.60	(0.89) to 0.75

MML Equity Index Sub-Account (Service Class I)
2015	2,034,531	15.18 to 19.71	38,684,734	1.52	1.15 to 3.10	(2.37) to (0.45)
2014	1,676,974	15.55 to 19.80	32,077,604	1.39	1.15 to 3.10	9.47 to 11.62
2013	1,247,747	14.21 to 17.73	21,445,777	1.75	1.15 to 3.10	27.48 to 29.99
2012	775,190	11.14 to 13.64	10,229,251	1.61	1.15 to 3.10	11.69 to 13.89
2011	534,034	9.98 to 11.98	6,232,304	1.88	1.15 to 3.10	(1.62) to 0.31

MML Equity Rotation Sub-Account (Service Class I)
2015[12]	2,973	9.93 to 9.95	29,575	0.02	1.00 to 1.80	(0.65) to (0.51)

MML Focused Equity Sub-Account
2015	457,854	13.00 to 14.07	6,339,348	1.40	0.95 to 3.10	(11.93) to (10.02)
2014	421,316	14.76 to 15.64	6,514,390	0.35	0.95 to 3.10	8.56 to 10.91
2013	297,902	13.60 to 14.10	4,170,618	-	0.95 to 3.10	33.45 to 36.34
2012[8]	49,307	10.19 to 10.34	509,252	1.07	0.95 to 3.10	1.92 to 3.39

MML Foreign Sub-Account (Initial Class)
2015	12,120,917	11.63 to 15.22	169,934,072	2.76	0.95 to 2.60	(6.63) to (5.08)
2014	13,092,793	12.46 to 16.03	195,299,310	2.17	0.95 to 2.60	(9.36) to (7.85)
2013	13,526,887	13.75 to 17.40	220,469,245	1.91	0.95 to 2.60	17.70 to 19.66
2012	15,144,640	11.68 to 14.54	207,295,093	2.19	0.95 to 2.60	16.00 to 17.94
2011	16,928,167	10.07 to 12.33	197,252,278	1.84	0.95 to 2.60	(12.21) to (10.75)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Foreign Sub-Account (Service Class)
2015	831,677	$9.41 to $11.20	$11,398,372	2.71%	1.00% to 3.10%	(7.42)% to (5.87)%
2014	758,704	12.10 to 15.21	11,092,542	2.28	1.15 to 3.10	(9.90) to (8.13)
2013	523,577	13.43 to 16.55	8,346,697	1.71	1.15 to 3.10	16.74 to 19.04
2012	503,548	11.50 to 13.91	6,757,665	1.98	1.15 to 3.10	15.11 to 17.38
2011	492,096	9.99 to 11.85	5,616,118	1.76	1.15 to 3.10	(12.87) to (11.15)

MML Fundamental Growth Sub-Account
2015	196,105	13.47 to 14.58	2,797,767	0.58	0.95 to 3.10	2.68 to 4.91
2014	154,689	13.12 to 13.89	2,130,004	0.67	0.95 to 3.10	7.43 to 9.77
2013	93,132	12.21 to 12.66	1,173,384	-	0.95 to 3.10	27.96 to 30.73
2012[8]	41,068	9.54 to 9.68	397,161	1.33	0.95 to 3.10	(4.56) to (3.19)

MML Fundamental Value Sub-Account
2015	519,426	12.91 to 13.97	7,073,271	1.04	0.95 to 3.10	(6.14) to (4.10)
2014	353,394	13.76 to 14.57	5,086,093	1.62	0.95 to 3.10	7.59 to 9.93
2013	178,468	12.79 to 13.25	2,348,467	1.37	0.95 to 3.10	26.57 to 29.32
2012[8]	22,517	10.10 to 10.25	230,294	0.65	0.95 to 3.10	1.03 to 2.49

MML Global Sub-Account (Class I)
2015	447,293	11.66 to 14.45	6,410,226	1.14	0.95 to 2.60	(3.89) to (2.29)
2014	437,602	12.14 to 14.79	6,546,924	0.83	0.95 to 2.60	1.28 to 2.97
2013	465,015	11.98 to 14.37	6,771,568	1.10	0.95 to 2.60	24.85 to 26.93
2012	522,661	9.60 to 11.32	5,999,054	1.00	0.95 to 2.60	20.51 to 22.52
2011	593,534	7.96 to 9.24	5,558,265	0.92	0.95 to 2.60	(6.69) to (5.14)

MML Global Sub-Account (Service Class I)
2015	737,898	9.69 to 11.27	10,640,884	0.73	1.00 to 3.10	(4.63) to (3.09)
2014	617,706	11.82 to 16.00	9,217,394	0.74	1.15 to 3.10	0.41 to 2.39
2013	457,916	11.77 to 15.63	6,657,557	1.11	1.15 to 3.10	24.04 to 26.48
2012	321,653	9.49 to 12.36	3,704,705	0.95	1.15 to 3.10	19.58 to 21.94
2011	246,155	7.93 to 10.13	2,329,571	1.06	1.15 to 3.10	(7.49) to (5.67)

MML Global Sub-Account (Class II)
2015	272,832	8.42 to 11.29	3,042,505	1.13	1.18 to 1.65	(2.97) to (2.51)
2014	288,783	8.64 to 11.63	3,342,024	0.86	1.18 to 1.65	2.30 to 2.78
2013	317,507	8.40 to 11.37	3,611,137	1.15	1.18 to 1.65	26.24 to 26.83
2012	364,723	6.63 to 9.01	3,298,269	1.02	1.18 to 1.65	21.76 to 22.33
2011	395,842	5.42 to 7.40	2,961,168	0.95	1.18 to 1.65	(5.72) to (5.28)

MML Growth Sub-Account
2015	7,525,113	9.97 to 14.75	125,050,050	0.69	1.00 to 3.10	(0.32) to 3.16
2014	6,902,832	14.30 to 16.05	109,470,640	0.44	1.15 to 3.10	4.70 to 6.76
2013	6,180,433	13.66 to 15.04	92,057,974	0.32	1.15 to 3.10	25.61 to 28.08
2012	5,543,162	10.87 to 11.74	64,643,217	0.20	1.15 to 3.10	13.82 to 16.06
2011	4,784,094	9.95 to 10.12	48,190,657	0.27	1.15 to 3.10	(7.64) to (5.82)

MML Growth & Income Sub-Account (Initial Class)
2015	3,828,340	13.28 to 21.28	75,205,174	1.15	0.95 to 2.60	(2.09) to (0.46)
2014	4,400,717	13.56 to 21.37	86,865,215	1.13	0.95 to 2.60	8.33 to 10.14
2013	5,205,720	12.52 to 19.41	93,410,100	1.31	0.95 to 2.60	29.13 to 31.28
2012	6,192,405	9.70 to 14.78	84,998,489	1.23	0.95 to 2.60	16.42 to 18.36
2011	7,414,172	8.33 to 12.49	86,270,822	1.07	0.95 to 2.60	(4.35) to (2.76)

MML Growth & Income Sub-Account (Service Class)
2015	1,200,044	9.87 to 12.78	18,797,162	0.97	1.00 to 3.10	(2.88) to (1.31)
2014	1,176,690	13.16 to 16.72	18,933,070	0.96	1.15 to 3.10	7.55 to 9.67
2013	1,166,835	12.23 to 15.25	17,146,509	1.16	1.15 to 3.10	28.17 to 30.69
2012	1,104,552	9.54 to 11.67	12,390,049	1.06	1.15 to 3.10	15.67 to 17.95
2011	1,058,666	8.25 to 9.89	10,086,318	0.81	1.15 to 3.10	(5.12) to (3.25)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Growth Allocation Sub-Account (Initial Class)
2015	39,202,730	$12.89 to $14.70	$560,532,042	2.39%	0.95% to 2.60%	(3.26)% to (1.65)%
2014	42,425,478	13.33 to 14.95	619,156,981	1.54	0.95 to 2.60	3.05 to 4.77
2013	44,670,476	12.93 to 14.27	624,211,889	1.74	0.95 to 2.60	19.49 to 21.48
2012	46,165,877	10.82 to 11.74	532,867,447	1.34	0.95 to 2.60	11.55 to 13.41
2011	48,847,811	9.70 to 10.35	498,767,098	1.79	0.95 to 2.60	(2.96) to (1.35)

MML Growth Allocation Sub-Account (Service Class)
2015	71,299,878	9.80 to 12.32	1,003,379,241	2.18	1.00 to 3.10	(3.99) to (2.01)
2014	71,855,229	12.83 to 14.52	1,034,896,421	1.33	1.15 to 3.10	2.33 to 4.35
2013	72,065,816	12.54 to 13.92	995,707,950	1.54	1.15 to 3.10	18.52 to 20.85
2012	72,289,378	10.58 to 11.51	827,154,465	1.12	1.15 to 3.10	10.78 to 12.97
2011	73,505,066	9.55 to 10.19	745,395,511	1.59	1.15 to 3.10	(3.66) to (1.76)

MML High Yield Sub-Account
2015	1,708,634	12.14 to 13.72	22,858,526	6.47	0.95 to 3.10	(4.40) to (2.32)
2014	1,560,077	12.70 to 14.04	21,478,224	6.68	0.95 to 3.10	(2.36) to (0.24)
2013	1,306,534	13.01 to 14.08	18,128,143	6.54	0.95 to 3.10	7.22 to 9.55
2012	1,085,391	12.13 to 12.85	13,801,448	6.69	0.95 to 3.10	12.97 to 15.43
2011	536,417	10.74 to 11.13	5,936,058	8.12	0.95 to 3.10	2.55 to 4.78

MML Income & Growth Sub-Account (Initial Class)
2015	1,502,734	13.25 to 18.01	25,603,280	1.87	0.95 to 2.60	(2.66) to (1.04)
2014	1,653,002	13.61 to 18.19	28,843,278	1.83	0.95 to 2.60	6.42 to 8.19
2013	1,860,634	12.79 to 16.82	30,192,561	1.73	0.95 to 2.60	21.42 to 23.44
2012	2,167,378	10.53 to 13.62	28,645,774	1.07	0.95 to 2.60	9.08 to 10.90
2011	2,439,030	9.65 to 12.29	29,282,329	2.97	0.95 to 2.60	2.90 to 4.61

MML Income & Growth Sub-Account (Service Class)
2015	1,085,648	9.95 to 12.75	16,899,723	1.72	1.00 to 3.10	(3.39) to (0.53)
2014	1,011,346	13.20 to 16.61	16,129,967	1.62	1.15 to 3.10	5.64 to 7.72
2013	994,981	12.50 to 15.42	14,770,986	1.65	1.15 to 3.10	20.43 to 22.80
2012	933,574	10.38 to 12.56	11,286,331	0.97	1.15 to 3.10	8.31 to 10.45
2011	768,330	9.58 to 11.37	8,465,086	3.25	1.15 to 3.10	2.19 to 4.19

MML Inflation-Protected and Income Sub-Account (Initial Class)
2015	14,833,791	10.66 to 13.91	185,830,534	1.10	0.95 to 2.60	(4.04) to (2.44)
2014	16,795,402	11.10 to 14.25	216,581,290	2.78	0.95 to 2.60	0.80 to 2.47
2013	19,486,012	11.02 to 13.91	246,238,361	1.87	0.95 to 2.60	(11.03) to (9.55)
2012	18,712,193	12.38 to 15.38	263,095,519	3.17	0.95 to 2.60	4.14 to 5.88
2011	18,961,515	11.89 to 14.53	252,810,664	4.91	0.95 to 2.60	10.59 to 12.42

MML Inflation-Protected and Income Sub-Account (Service Class)
2015	3,940,287	9.85 to 10.26	47,814,632	1.01	1.00 to 3.10	(4.65) to (1.48)
2014	4,155,232	10.76 to 12.79	51,983,336	2.59	1.15 to 3.10	0.01 to 1.98
2013	4,390,433	10.75 to 12.54	53,901,458	1.61	1.15 to 3.10	(11.73) to (9.99)
2012	4,794,866	12.18 to 13.93	65,435,595	3.04	1.15 to 3.10	3.39 to 5.43
2011	3,620,696	11.78 to 13.21	47,025,550	4.75	1.15 to 3.10	9.71 to 11.86

MML International Sub-Account
2015	4,780,197	9.50 to 10.02	54,170,932	0.91	1.00 to 3.10	(7.84) to (5.01)
2014	4,135,338	10.87 to 12.20	50,004,159	0.85	1.15 to 3.10	(6.05) to (4.20)
2013	3,738,945	11.57 to 12.74	47,268,002	0.93	1.15 to 3.10	17.40 to 19.71
2012	3,569,633	9.85 to 10.64	37,758,692	1.34	1.15 to 3.10	13.79 to 16.04
2011	3,404,524	8.66 to 9.17	31,094,246	1.38	1.15 to 3.10	(16.97) to (15.33)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML International Equity Sub-Account
2015	162,216	$8.31 to $8.61	$1,395,293	0.23%	0.95% to 3.10%	(8.00)% to (5.99)%
2014[11]	20,896	9.03 to 9.16	190,977	3.45	0.95 to 3.10	(9.69) to (8.38)

MML Large Cap Growth Sub-Account (Initial Class)
2015	972,773	14.37 to 18.68	16,674,788	-	0.95 to 2.60	2.42 to 4.13
2014	1,128,291	14.03 to 17.94	18,705,751	-	0.95 to 2.60	6.70 to 8.48
2013	1,327,852	13.15 to 16.54	20,390,085	0.38	0.95 to 2.60	30.11 to 32.28
2012	1,564,103	10.11 to 12.50	18,300,404	0.06	0.95 to 2.60	12.83 to 14.71
2011	1,823,610	8.96 to 10.90	18,763,121	0.22	0.95 to 2.60	(6.16) to (4.60)

MML Large Cap Growth Sub-Account (Service Class)
2015	208,322	9.98 to 13.81	3,500,375	-	1.00 to 3.10	(0.18) to 1.60
2014	160,324	13.59 to 18.79	2,726,044	-	1.15 to 3.10	5.89 to 7.98
2013	114,555	12.84 to 17.40	1,849,015	0.17	1.15 to 3.10	29.17 to 31.71
2012	116,796	9.94 to 13.21	1,439,253	-	1.15 to 3.10	11.88 to 14.09
2011	109,000	8.88 to 11.58	1,176,635	0.13	1.15 to 3.10	(6.75) to (4.92)

MML Managed Bond Sub-Account (Initial Class)
2015	10,976,835	12.19 to 16.70	162,466,573	2.80	0.95 to 2.60	(3.30) to (1.69)
2014	12,348,052	12.61 to 16.99	186,531,226	3.21	0.95 to 2.60	3.72 to 5.45
2013	14,482,653	12.15 to 16.11	207,924,619	3.09	0.95 to 2.60	(4.16) to (2.57)
2012	15,410,206	12.68 to 16.54	228,561,315	2.85	0.95 to 2.60	3.05 to 4.77
2011	15,759,632	12.31 to 15.78	224,363,765	3.59	0.95 to 2.60	4.56 to 6.30

MML Managed Bond Sub-Account (Service Class)
2015	17,304,346	9.80 to 11.74	240,006,415	2.65	1.00 to 3.10	(4.02) to (2.00)
2014	14,847,678	12.23 to 14.58	211,214,644	3.01	1.15 to 3.10	2.95 to 4.98
2013	12,588,464	11.88 to 13.89	171,044,531	2.89	1.15 to 3.10	(4.88) to (3.01)
2012	9,990,702	12.49 to 14.32	140,101,627	2.71	1.15 to 3.10	2.28 to 4.30
2011	7,040,175	12.21 to 13.73	94,975,383	3.62	1.15 to 3.10	3.79 to 5.82

MML Managed Volatility Sub-Account (Initial Class)
2015	8,921,793	12.34 to 17.47	134,713,231	1.76	0.95 to 2.60	0.36 to 2.03
2014	10,415,964	12.30 to 17.13	155,246,368	0.70	0.95 to 2.60	1.72 to 3.41
2013	11,897,114	12.09 to 16.56	172,435,223	1.36	0.95 to 2.60	14.81 to 16.72
2012	13,181,415	10.53 to 14.19	164,504,991	0.70	0.95 to 2.60	10.25 to 12.09
2011	14,733,848	9.55 to 12.66	164,761,302	0.89	0.95 to 2.60	(6.36) to (4.80)

MML Managed Volatility Sub-Account (Service Class)
2015	2,279,987	10.01 to 11.88	33,182,620	1.56	1.00 to 3.10	(0.38) to 0.08
2014	2,201,134	11.93 to 15.09	31,811,816	0.50	1.15 to 3.10	0.96 to 2.95
2013	2,021,098	11.81 to 14.66	28,423,102	1.22	1.15 to 3.10	13.95 to 16.20
2012	1,865,934	10.37 to 12.62	22,660,764	0.52	1.15 to 3.10	9.43 to 11.59
2011	1,695,102	9.47 to 11.31	18,508,331	0.73	1.15 to 3.10	(7.06) to (5.23)

MML Mid Cap Growth Sub-Account (Initial Class)
2015	2,771,617	18.95 to 34.35	83,239,769	-	0.95 to 2.60	4.04 to 5.77
2014	3,031,695	18.21 to 32.48	86,456,212	-	0.95 to 2.60	10.36 to 12.20
2013	3,507,941	16.50 to 28.95	89,492,551	0.28	0.95 to 2.60	33.18 to 35.40
2012	4,084,022	12.39 to 21.38	76,986,779	-	0.95 to 2.60	10.86 to 12.70
2011	4,598,915	11.18 to 18.97	77,589,734	-	0.95 to 2.60	(3.76) to (2.16)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Mid Cap Growth Sub-Account (Service Class)
2015	3,224,695	$10.01 to $18.14	$66,933,690	-%	1.00 % to 3.10%	0.15 % to 3.34%
2014	2,832,646	17.56 to 20.32	56,441,424	-	1.15 to 3.10	9.48 to 11.64
2013	2,450,201	16.04 to 18.20	43,871,224	0.11	1.15 to 3.10	32.24 to 34.84
2012	2,190,642	12.13 to 13.50	29,147,615	-	1.15 to 3.10	10.00 to 12.17
2011	1,915,892	11.02 to 12.03	22,800,700	-	1.15 to 3.10	(4.56) to (2.68)

MML Mid Cap Value Sub-Account (Initial Class)
2015	7,429,027	19.64 to 27.63	180,891,281	1.89	0.95 to 2.60	(3.98) to (2.39)
2014	8,232,329	20.45 to 28.31	206,551,247	1.55	0.95 to 2.60	13.67 to 15.56
2013	10,206,141	17.99 to 24.49	221,850,251	1.79	0.95 to 2.60	27.08 to 29.20
2012	12,245,799	14.16 to 18.96	206,543,288	1.63	0.95 to 2.60	13.70 to 15.60
2011	14,229,126	12.45 to 16.40	208,457,298	2.00	0.95 to 2.60	(3.19) to (1.58)

MML Mid Cap Value Sub-Account (Service Class)
2015	1,457,283	9.82 to 18.92	32,963,955	1.74	1.00 to 3.10	(4.60) to (1.84)
2014	1,276,338	19.83 to 24.28	30,013,636	1.46	1.15 to 3.10	12.78 to 15.00
2013	1,136,213	17.58 to 21.12	23,342,636	1.71	1.15 to 3.10	26.14 to 28.62
2012	1,012,000	13.94 to 16.42	16,238,751	1.50	1.15 to 3.10	12.81 to 15.03
2011	928,233	12.36 to 14.27	12,971,856	1.98	1.15 to 3.10	(3.83) to (1.94)

MML Moderate Allocation Sub-Account (Initial Class)
2015	25,711,819	12.60 to 14.37	360,342,353	2.32	0.95 to 2.60	(3.19) to (1.58)
2014	28,756,509	13.02 to 14.60	410,825,527	1.67	0.95 to 2.60	2.90 to 4.62
2013	30,402,577	12.65 to 13.96	416,511,831	1.78	0.95 to 2.60	14.55 to 16.46
2012	31,579,198	11.05 to 11.98	372,518,830	1.48	0.95 to 2.60	10.26 to 12.10
2011	32,034,871	10.02 to 10.69	338,075,562	2.01	0.95 to 2.60	(1.59) to 0.05

MML Moderate Allocation Sub-Account (Service Class)
2015	141,229,826	9.81 to 12.04	1,923,028,021	2.19	1.00 to 3.10	(3.89) to (1.94)
2014	128,325,915	12.53 to 14.18	1,790,797,570	1.54	1.15 to 3.10	2.15 to 4.16
2013	110,205,721	12.26 to 13.61	1,480,632,767	1.65	1.15 to 3.10	13.79 to 16.03
2012	91,317,577	10.78 to 11.73	1,060,350,289	1.32	1.15 to 3.10	9.37 to 11.53
2011	74,736,598	9.86 to 10.52	780,265,203	1.94	1.15 to 3.10	(2.34) to (0.42)

MML Money Market Sub-Account
2015	8,011,374	8.06 to 9.45	74,519,144	0.01	0.95 to 3.10	(3.05) to (0.94)
2014	8,873,464	8.32 to 9.54	83,454,199	-	0.95 to 3.10	(3.05) to (0.94)
2013	9,801,023	8.58 to 9.63	93,332,847	-	0.95 to 3.10	(3.05) to (0.94)
2012	11,036,824	8.85 to 9.73	106,290,084	-	0.95 to 3.10	(3.06) to (0.95)
2011	3,170,627	9.13 to 9.82	30,897,202	-	0.95 to 3.10	(3.04) to (0.94)

MML NASDAQ-100® Sub-Account (Initial Class)
2015	-	-	-	-	-	-
2014	-	-	-	-	-	-
2013	-	-	-	-	-	-
2012[4]	-	-	-	0.43	1.15 to 2.60	15.06 to 15.61
2011	384,563	12.54 to 15.89	3,557,275	0.27	1.15 to 2.60	0.49 to 1.95

MML NASDAQ-100® Sub-Account (Service Class)
2015	-	-	-	-	-	-
2014	-	-	-	-	-	-
2013	-	-	-	-	-	-
2012[4]	-	-	-	0.20	1.15 to 3.10	14.79 to 15.51
2011	148,981	12.44 to 15.75	2,209,409	0.14	1.15 to 3.10	(0.26) to 1.70

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Short-Duration Bond Sub-Account
2015	1,981,811	$9.40 to $10.61	$20,479,215	2.08%	0.95% to 3.10%	(2.40)% to (0.28)%
2014	2,003,739	9.63 to 10.64	20,882,733	2.22	0.95 to 3.10	(1.97) to (0.16)
2013	1,742,169	9.82 to 10.62	18,205,464	1.76	0.95 to 3.10	(2.34) to (0.21)
2012	1,649,121	10.05 to 10.65	17,356,249	1.84	0.95 to 3.10	(0.38) to 1.79
2011	1,063,389	10.09 to 10.46	11,044,515	1.56	0.95 to 3.10	0.18 to 2.35

MML Small Cap Equity Sub-Account (Initial Class)
2015	1,338,615	15.98 to 22.34	29,368,550	0.83	0.95 to 2.60	(8.06) to (6.53)
2014	1,505,670	17.38 to 23.90	35,426,070	0.96	0.95 to 2.60	9.28 to 11.10
2013	1,743,307	15.91 to 21.52	36,933,468	0.99	0.95 to 2.60	37.41 to 39.69
2012	2,048,072	11.58 to 15.40	31,069,642	-	0.95 to 2.60	15.34 to 17.26
2011	2,194,142	10.04 to 13.13	28,488,974	0.92	0.95 to 2.60	(4.68) to (3.10)

MML Small Cap Equity Sub-Account (Service Class)
2015	582,740	9.94 to 15.36	11,155,140	0.68	1.00 to 3.10	(8.74) to (0.56)
2014	478,791	16.83 to 22.04	9,915,611	0.82	1.15 to 3.10	8.46 to 10.60
2013	410,793	15.52 to 19.93	7,673,630	0.89	1.15 to 3.10	36.38 to 39.07
2012	337,377	11.38 to 14.33	4,544,763	-	1.15 to 3.10	14.47 to 16.73
2011	269,209	9.94 to 12.27	3,090,217	0.79	1.15 to 3.10	(5.39) to (3.53)

MML Small Cap Index Sub-Account (Initial Class)
2015	-	-	-	-	-	-
2014	-	-	-	-	-	-
2013	-	-	-	-	-	-
2012[4]	-	-	-	0.91	0.95 to 2.60	6.86 to 7.43
2011	1,512,353	11.58 to 15.99	23,431,494	0.69	0.95 to 2.60	(2.03) to (0.40)

MML Small Cap Index Sub-Account (Service Class)
2015	-	-	-	-	-	-
2014	-	-	-	-	-	-
2013	-	-	-	-	-	-
2012[4]	-	-	-	0.64	1.15 to 3.10	6.59 to 7.27
2011	347,455	11.48 to 14.53	4,804,483	0.55	1.15 to 3.10	(2.79) to (0.88)

MML Small Cap Growth Equity Sub-Account (Initial Class)
2015	5,264,907	17.68 to 26.30	120,557,605	-	0.95 to 2.60	(7.53) to (6.00)
2014	5,651,800	19.12 to 27.97	138,833,967	-	0.95 to 2.60	3.18 to 4.90
2013	6,535,770	18.53 to 26.67	154,118,882	-	0.95 to 2.60	44.71 to 47.11
2012	8,656,411	12.80 to 18.13	139,227,232	-	0.95 to 2.60	10.49 to 12.34
2011	9,782,054	11.59 to 16.14	140,573,604	-	0.95 to 2.60	(7.66) to (6.13)

MML Small Cap Growth Equity Sub-Account (Service Class)
2015	511,015	9.75 to 17.01	11,374,847	-	1.00 to 3.10	(8.22) to (2.48)
2014	417,805	18.54 to 25.22	9,976,697	-	1.15 to 3.10	2.41 to 4.43
2013	340,967	18.10 to 24.15	7,870,821	-	1.15 to 3.10	43.63 to 46.45
2012	369,913	12.60 to 16.49	5,836,807	-	1.15 to 3.10	9.66 to 11.83
2011	361,674	11.49 to 14.75	5,119,783	-	1.15 to 3.10	(8.35) to (6.55)

MML Small Company Value Sub-Account
2015	504,061	9.56 to 18.01	10,034,823	0.14	1.00 to 3.10	(8.53) to (4.44)
2014	456,849	19.69 to 21.89	9,900,024	-	1.15 to 3.10	(2.82) to (0.91)
2013	421,704	20.26 to 22.09	9,236,071	1.09	1.15 to 3.10	27.34 to 29.84
2012	348,094	15.91 to 17.01	5,885,678	-	1.15 to 3.10	11.47 to 13.67
2011	246,026	14.28 to 14.97	3,662,574	-	1.15 to 3.10	(4.56) to (2.68)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Small/Mid Cap Value Sub-Account (Initial Class)
2015	6,739,936	$16.06 to $27.37	$133,194,000	0.71%	0.95% to 2.60%	(7.96)% to (6.43)%
2014	7,251,421	17.45 to 29.25	154,625,554	0.61	0.95 to 2.60	6.64 to 8.41
2013	8,624,399	16.36 to 26.98	170,219,254	0.70	0.95 to 2.60	34.64 to 36.88
2012	10,739,221	12.15 to 19.71	155,142,178	0.71	0.95 to 2.60	16.00 to 17.93
2011	12,882,132	10.48 to 16.71	158,261,829	0.58	0.95 to 2.60	(9.87) to (8.37)

MML Small/Mid Cap Value Sub-Account (Service Class)
2015	858,472	9.66 to 15.46	15,923,597	0.50	1.00 to 3.10	(8.62) to (3.44)
2014	769,745	16.92 to 20.65	15,481,539	0.47	1.15 to 3.10	5.83 to 7.91
2013	679,762	15.99 to 19.14	12,724,322	0.55	1.15 to 3.10	33.61 to 36.24
2012	632,734	11.97 to 14.05	8,713,435	0.52	1.15 to 3.10	15.15 to 17.42
2011	601,564	10.39 to 11.96	7,068,316	0.43	1.15 to 3.10	(10.52) to (8.76)

MML Special Situations Sub-Account (Service Class I)
2015[12]	10,346	9.55 to 9.56	98,920	-	1.00 to 1.80	(4.52) to (4.38)

MML Strategic Emerging Markets Sub-Account
2015	844,443	7.90 to 9.51	7,591,791	0.86	1.00 to 3.10	(16.97) to (4.95)
2014	776,093	9.51 to 10.68	8,249,934	0.05	1.15 to 3.10	(8.51) to (6.71)
2013	718,136	10.40 to 11.45	8,187,642	-	1.15 to 3.10	(9.59) to (7.81)
2012	637,774	11.50 to 12.42	7,885,001	0.17	1.15 to 3.10	12.36 to 14.58
2011	597,749	10.24 to 10.84	6,454,925	0.02	1.15 to 3.10	(24.81) to (23.33)

MML Total Return Bond Sub-Account
2015	1,533,107	9.61 to 10.39	15,732,127	3.17	0.95 to 3.10	(3.10) to (0.99)
2014	1,242,579	9.91 to 10.50	12,917,884	1.77	0.95 to 3.10	1.24 to 3.44
2013	1,015,531	9.79 to 10.15	10,236,134	2.07	0.95 to 3.10	(4.84) to (2.78)
2012[8]	493,216	10.29 to 10.44	5,135,023	1.41	0.95 to 3.10	2.89 to 4.38

Oppenheimer Capital Appreciation Sub-Account (Service)
2015	719,485	14.24 to 18.74	12,694,135	-	1.15 to 3.10	0.12 to 2.09
2014	559,805	14.22 to 18.35	9,721,734	0.18	1.15 to 3.10	11.61 to 13.81
2013	502,525	12.74 to 16.13	7,690,025	0.75	1.15 to 3.10	25.48 to 27.95
2012	496,365	10.15 to 12.60	5,913,426	0.39	1.15 to 3.10	10.33 to 12.50
2011	408,980	9.20 to 11.20	4,351,356	0.11	1.15 to 3.10	(4.38) to (2.50)

Oppenheimer Capital Appreciation Sub-Account (Non-Service)
2015	11,140,031	14.79 to 19.38	204,161,032	0.09	0.95 to 2.60	0.89 to 2.56
2014	12,954,342	14.67 to 18.90	232,982,208	0.46	0.95 to 2.60	12.45 to 14.32
2013	16,061,660	13.04 to 16.53	254,026,382	0.99	0.95 to 2.60	26.41 to 28.51
2012	19,273,489	10.32 to 12.86	238,081,589	0.65	0.95 to 2.60	11.18 to 13.04
2011	21,730,471	9.28 to 11.38	238,226,629	0.37	0.95 to 2.60	(3.68) to (2.08)

Oppenheimer Conservative Balanced Sub-Account (Service)
2015	9,360	10.03 to 12.48	112,578	2.05	1.15 to 2.65	(2.06) to (0.58)
2014	10,465	10.24 to 12.55	127,396	1.80	1.15 to 2.65	5.19 to 6.78
2013	10,515	9.74 to 11.76	120,155	2.13	1.15 to 2.65	9.88 to 11.54
2012	10,832	8.86 to 10.54	111,303	1.11	1.15 to 2.65	9.17 to 10.82
2011	15,741	8.12 to 9.51	146,613	1.99	1.15 to 2.65	(2.24) to (0.76)

Oppenheimer Conservative Balanced Sub-Account (Non-Service)
2015	703,999	10.16 to 14.37	9,535,222	2.25	0.95 to 2.60	(1.76) to (0.12)
2014	839,226	10.34 to 14.39	11,428,031	2.09	0.95 to 2.60	5.42 to 7.17
2013	1,052,026	9.81 to 13.43	13,393,426	2.34	0.95 to 2.60	10.27 to 12.10
2012	1,276,537	8.89 to 11.98	14,511,233	1.39	0.95 to 2.60	9.45 to 11.28
2011	1,522,062	8.12 to 10.76	15,570,118	2.45	0.95 to 2.60	(1.86) to (0.23)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Oppenheimer Core Bond Sub-Account
2015	211,390	$13.87	$2,931,050	4.06%	1.40%	(0.44)%
2014	249,195	13.93	3,470,605	5.27	1.40	5.77
2013	291,383	13.17	3,836,631	5.12	1.40	(1.49)
2012	347,257	13.37	4,641,376	4.87	1.40	8.75
2011	400,306	12.29	4,919,717	6.14	1.40	6.77

Oppenheimer Discovery Mid Cap Growth Sub-Account (Service)
2015	418,015	10.00 to 15.24	7,838,962	-	1.00 to 3.10	(0.05) to 3.10
2014	360,959	14.78 to 18.90	6,561,362	-	1.15 to 3.10	2.30 to 4.32
2013	352,391	14.45 to 18.11	6,138,368	-	1.15 to 3.10	31.49 to 34.07
2012	324,959	10.99 to 13.51	4,223,062	-	1.15 to 3.10	12.61 to 14.83
2011	243,197	9.76 to 11.77	2,750,759	-	1.15 to 3.10	(2.24) to (0.31)

Oppenheimer Discovery Mid Cap Growth Sub-Account (Non-Service)
2015	7,089,700	15.83 to 20.27	132,434,269	-	0.95 to 2.60	3.87 to 5.60
2014	8,347,886	15.24 to 19.20	149,432,184	-	0.95 to 2.60	3.07 to 4.78
2013	9,613,078	14.79 to 18.32	165,756,045	0.01	0.95 to 2.60	32.50 to 34.70
2012	11,813,340	11.16 to 13.60	152,596,136	-	0.95 to 2.60	13.45 to 15.34
2011	13,024,851	9.84 to 11.79	146,649,684	-	0.95 to 2.60	(1.49) to 0.14

Oppenheimer Global Sub-Account (Service)
2015	2,296,397	9.73 to 16.53	48,068,966	1.05	1.00 to 3.10	(2.74) to 0.51
2014	2,027,123	16.45 to 21.74	41,625,178	0.86	1.15 to 3.10	(1.06) to (0.89)
2013	1,693,626	16.63 to 21.55	34,582,935	1.16	1.15 to 3.10	23.12 to 25.54
2012	1,484,884	13.50 to 17.16	24,176,443	1.89	1.15 to 3.10	17.25 to 19.56
2011	1,324,630	11.52 to 14.35	18,050,478	0.93	1.15 to 3.10	(11.32) to (9.57)

Oppenheimer Global Sub-Account (Non-Service)
2015	9,468,058	17.18 to 24.54	211,458,450	1.30	0.95 to 2.60	1.28 to 2.96
2014	10,815,603	16.96 to 23.83	236,187,394	1.11	0.95 to 2.60	(1.33) to (0.33)
2013	12,160,557	17.02 to 23.52	263,962,140	1.39	0.95 to 2.60	24.04 to 26.10
2012	14,230,635	13.72 to 18.65	246,015,326	2.13	0.95 to 2.60	18.15 to 20.12
2011	16,313,988	11.61 to 15.53	235,697,514	1.30	0.95 to 2.60	(10.64) to (9.16)

Oppenheimer Global Multi-Alternatives Sub-Account
2015	142,078	9.13 to 9.46	1,340,687	0.08	0.95 to 3.10	(6.81) to (4.78)
2014[11]	109,800	9.80 to 9.94	1,087,836	6.56	0.95 to 3.10	(2.03) to (0.60)

Oppenheimer Global Strategic Income Sub-Account (Service)
2015	4,740,022	9.73 to 12.34	69,114,608	5.35	1.00 to 3.10	(5.47) to (2.71)
2014	4,722,319	13.06 to 15.46	71,736,469	3.88	1.15 to 3.10	(0.64) to 1.32
2013	4,528,418	13.14 to 15.26	67,992,271	4.65	1.15 to 3.10	(3.41) to (1.51)
2012	4,046,601	13.60 to 15.50	61,742,403	5.58	1.15 to 3.10	9.69 to 11.85
2011	3,828,807	12.40 to 13.85	52,354,122	2.64	1.15 to 3.10	(2.42) to (0.50)

Oppenheimer Global Strategic Income Sub-Account (Non-Service)
2015	15,133,537	12.85 to 19.14	237,820,282	5.89	0.95 to 2.60	(4.77) to (3.18)
2014	16,959,594	13.49 to 19.77	276,588,610	4.27	0.95 to 2.60	0.20 to 1.87
2013	19,364,388	13.46 to 19.41	311,535,386	4.96	0.95 to 2.60	(2.70) to (1.08)
2012	19,958,314	13.84 to 19.62	328,226,106	6.02	0.95 to 2.60	10.61 to 12.46
2011	20,997,233	12.51 to 17.45	307,689,482	3.30	0.95 to 2.60	(1.73) to (0.10)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Oppenheimer High Income Sub-Account (Service)
2015	-	$-	$-	-%	-%	-%
2014	-	-	-	-	-	-
2013	-	-	-	-	-	-
2012[7]	-	-	-	14.29	1.15 to 2.65	10.17 to 11.54
2011	9,695	2.97 to 3.28	31,086	8.85	1.15 to 2.65	(5.10) to (3.67)

Oppenheimer High Income Sub-Account (Non-Service)
2015	-	-	-	-	-	-
2014	-	-	-	-	-	-
2013	-	-	-	-	-	-
2012[7]	-	-	-	16.42	0.95 to 2.60	10.46 to 11.97
2011	3,179,274	2.93 to 3.99	12,047,843	9.58	0.95 to 2.60	(4.84) to (3.26)

Oppenheimer International Growth Sub-Account (Service)
2015	1,111,652	9.81 to 16.65	23,682,945	0.90	1.00 to 3.10	(1.89) to (0.04)
2014	1,102,287	16.66 to 22.06	23,154,989	0.95	1.15 to 3.10	(9.99) to (8.21)
2013	947,242	18.51 to 24.03	21,672,055	1.10	1.15 to 3.10	21.88 to 24.28
2012	841,081	15.18 to 19.34	15,509,860	1.14	1.15 to 3.10	17.96 to 20.29
2011	770,464	12.87 to 16.08	11,897,861	0.67	1.15 to 3.10	(10.43) to (8.67)

Oppenheimer International Growth Sub-Account (Non-Service)
2015	1,953,465	17.28 to 23.09	42,333,615	1.17	0.95 to 2.60	0.78 to 2.45
2014	2,173,952	17.15 to 22.54	46,483,217	1.18	0.95 to 2.60	(9.60) to (8.10)
2013	2,352,817	18.97 to 24.52	55,194,703	1.35	0.95 to 2.60	22.64 to 24.68
2012	2,629,647	15.47 to 19.67	49,987,835	1.45	0.95 to 2.60	19.08 to 21.06
2011	3,086,724	12.99 to 16.25	48,807,635	1.01	0.95 to 2.60	(9.54) to (8.04)

Oppenheimer Main Street Sub-Account (Service)
2015	350,633	9.92 to 15.17	6,571,579	0.59	1.00 to 3.10	(0.80) to (0.04)
2014	268,260	15.17 to 19.42	5,013,308	0.57	1.15 to 3.10	7.03 to 9.14
2013	228,374	14.18 to 17.80	3,900,324	0.88	1.15 to 3.10	27.43 to 29.94
2012	214,866	11.12 to 13.70	2,805,381	0.63	1.15 to 3.10	13.04 to 15.27
2011	134,515	9.84 to 11.88	1,526,335	0.48	1.15 to 3.10	(3.35) to (1.45)

Oppenheimer Main Street Sub-Account (Non-Service)
2015	1,773,958	15.75 to 20.64	33,344,658	0.93	0.95 to 2.60	0.68 to 2.35
2014	1,949,206	15.65 to 20.17	36,073,052	0.84	0.95 to 2.60	7.86 to 9.66
2013	2,307,901	14.51 to 18.39	39,237,252	1.10	0.95 to 2.60	28.39 to 30.53
2012	2,759,857	11.30 to 14.09	36,080,990	0.95	0.95 to 2.60	13.87 to 15.76
2011	3,078,927	9.92 to 12.17	35,062,322	0.88	0.95 to 2.60	(2.58) to (0.96)

Oppenheimer Money Sub-Account
2015	976,501	8.62 to 10.53	10,336,029	0.01	0.95 to 2.60	(2.56) to (0.94)
2014	1,182,007	8.84 to 10.63	12,697,559	0.01	0.95 to 2.60	(2.56) to (0.94)
2013	1,513,228	9.08 to 10.73	16,402,696	0.01	0.95 to 2.60	(2.55) to (0.93)
2012	1,833,934	9.31 to 10.83	20,050,559	0.01	0.95 to 2.60	(2.56) to (0.94)
2011	2,430,669	9.56 to 10.93	26,861,799	0.01	0.95 to 2.60	(2.55) to (0.93)

Panorama Growth Sub-Account
2015	-	-	-	-	-	-
2014	-	-	-	-	-	-
2013	-	-	-	-	-	-
2012[6]	-	-	-	1.25	1.18 to 1.65	13.75 to 13.92
2011	70,980	8.87 to 8.97	811,324	0.78	1.18 to 1.65	(1.39) to (0.93)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Panorama Total Return Sub-Account
2015	-	$-	$-	-%	-%	-%
2014	-	-	-	-	-	-
2013	-	-	-	-	-	-
2012[5]	-	-	-	2.51	1.18 to 1.65	5.65 to 5.81
2011	73,531	9.13 to 9.43	816,467	2.86	1.18 to 1.65	(1.40) to (0.94)

PIMCO Commodity RealReturn® Strategy Sub-Account
2015	2,168,257	4.39 to 5.28	11,086,242	4.52	0.95 to 3.10	(27.94) to (26.37)
2014	2,118,192	6.09 to 7.17	14,781,852	0.26	0.95 to 3.10	(21.11) to (19.39)
2013	2,086,979	7.72 to 8.90	18,128,343	1.68	0.95 to 3.10	(17.32) to (15.52)
2012	2,089,583	9.34 to 10.53	21,573,828	2.40	0.95 to 3.10	1.91 to 4.13
2011	2,134,199	9.16 to 10.12	21,231,648	13.89	0.95 to 3.10	(10.36) to (8.42)

VY Clarion Global Real Estate Sub-Account
2015	1,451,985	11.99 to 14.43	20,135,679	3.05	0.95 to 3.10	(4.27) to (2.19)
2014	1,419,209	12.53 to 14.75	20,233,673	1.10	0.95 to 3.10	10.38 to 12.78
2013	1,371,460	11.35 to 13.08	17,405,956	5.55	0.95 to 3.10	0.54 to 2.73
2012	1,302,495	11.29 to 12.73	16,182,211	0.52	0.95 to 3.10	21.80 to 24.46
2011	1,239,556	9.27 to 10.23	12,425,609	3.46	0.95 to 3.10	(8.19) to (6.20)

[1]

The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

[2]

The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[3]

The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the related minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.

[4]	Effective April 27, 2012, this fund has closed and is no longer available.
[5]	For the period January 1, 2012 through April 27, 2012. Effective April 27, 2012, Panorama Total Return Sub-Account Portfolio merged into Oppenheimer Capital Income Sub-Account.
[6]	For the period January 1, 2012 through April 27, 2012. Effective April 27, 2012, Panorama Growth Sub-Account merged into Oppenheimer Main Street Sub-Account.
[7]	For the period January 1, 2012 through October 26, 2012. Effective October 26, 2012 Oppenheimer High Income Sub-Account merged into Oppenheimer Global Strategic Income Sub-Account.
[8]	Effective May 1, 2012 this fund became available as an investment option in the Separate Account.
[9]	For the period October 31, 2012 (date this fund became available as an investment option in the Separate Account) through December 31, 2012.
[10]	For the period January 1, 2014 through April 27, 2014. Effective April 28, 2014, MML China Fund merged into MML Foreign Fund.
[11]	For the period May 1, 2014 through December 31, 2014. Effective May 1, 2014, this fund became available as an investment option in the Separate Account.
[12]	For the period of October 26, 2015, through December 31, 2015. Effective October 26, 2015, these funds became available as an investment option in the Separate Account.

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account. The assessment of charges is based on the actual product and additional benefits or riders purchased.

Mortality and Expense Risk Charge*	This charge is equal, on an annual basis, to 0.80% - 1.60% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Administrative Charge	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Administrative Contract Maintenance Charge	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.

Contingent Deferred Sales Charge/Surrender Charge	0% - 8%
This charge is assessed through the redemption of units.

Payment Protector Charge	This charge is equal, on an annual basis, to 0.00% - 0.50% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Additional Death Benefit Options
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.

A. Reset Death Benefit**	0.00% - 0.20%

B. Ratchet Death Benefit***	0.00% - 0.70%

C. 5% roll Up Death Benefit	0.00% - 0.40%

D. Basic Death Benefit with Combination Feature	0.00% - 0.45%

E. Return of Purchase Payment	0.00% - 0.35%

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

Rider Charges
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.

A. Equalizer Benefit	0.00% - 0.50%

B. Nursing Home Waiver	0.00% - 0.05%

C. Earnings Enhancement Benefit	0.00% - 0.30%

D. 10% / 20% Free Withdrawal Amount	0.00% - 0.25%

E. 15% / 30% Free Withdrawal Amount	0.00% - 0.15%

F. Guaranteed Minimum Income Benefit (GMIB)	0.00% - 0.80%

G. Guaranteed Minimum Accumulation Benefit (GMAB)	0.00% - 1.40%

H. Guaranteed Minimum Withdrawal Benefit (GMWB)	0.00% - 0.95%

*	The Panorama Premier segment charges its contract owners a mortality and expense risk charge equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund. Subject to state availability, certificates issued on or after September 10, 2001 will receive an increase in the certificate value allocated to the fund by 0.15% on each certificate anniversary.
**	For Panorama Passage the charge for the Reset Death Benefit is 0.10% on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless the charge exceeds the maximum charge, in which case, the charge is the maximum charge. The maximum charge is 0.20% on an annual basis of the daily value of the certificate value allocated to the funds.
***	The Ratchet Death Benefit is 0.25% for Panorama Passage and 0.15% for Panorama Premier on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum, in this case the charge is the maximum charge. The maximum charge is 0.35% if age 60 or less at certificate issue, 0.50% if age 61 through age 70 at certificate issue, and 0.70% if age 71 or older at certificate issue, of the certificate value allocated to the funds.

Certain contracts may offer credits which will result in the purchase of units.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 3, 2016 the date the financial statements were issued and no subsequent events occurred requiring accrual or disclosure.

F-61

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

As of December 31, 2015 and 2014 and

for the years ended December 31, 2015, 2014 and 2013

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

Independent Auditors’ Report

The Board of Directors and Policyholders of

Massachusetts Mutual Life Insurance Company:

We have audited the accompanying financial statements of Massachusetts Mutual Life Insurance Company (the Company), which comprise the statutory statements of financial position as of December 31, 2015 and 2014, and the related statutory statements of operations, changes in surplus, and cash flows for the three-year period ended December 31, 2015, and the related notes to the statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2015 and 2014, or the results of its operations or its cash flows for the three-year period ended December 31, 2015.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2015 and 2014, and the results of its operations and its cash flows for the three-year period ended December 31, 2015, in accordance with statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance described in Note 2.

/s/     KPMG LLP

Hartford, CT

February 19, 2016

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2015	2014

	(In Millions)

Assets:
Bonds	$79,547	$74,719
Preferred stocks	533	525
Common stocks – subsidiaries and affiliates	7,960	7,940
Common stocks – unaffiliated	1,140	1,188
Mortgage loans	22,008	19,357
Policy loans	11,813	11,155
Real estate	928	776
Partnerships and limited liability companies	7,473	6,970
Derivatives	9,268	8,531
Cash, cash equivalents and short-term investments	3,049	1,880
Other invested assets	41	3

Total invested assets	143,760	133,044
Investment income due and accrued	1,834	1,711
Federal income taxes	65	-
Deferred income taxes	1,299	959
Other than invested assets	3,015	1,091

Total assets excluding separate accounts	149,973	136,805
Separate account assets	60,386	60,384

Total assets	$210,359	$197,189

Liabilities and Surplus:
Policyholders’ reserves	$102,626	$93,291
Liabilities for deposit-type contracts	10,491	9,045
Contract claims and other benefits	488	395
Policyholders’ dividends	1,742	1,579
General expenses due or accrued	959	903
Federal income taxes	-	177
Asset valuation reserve	2,817	2,620
Repurchase agreements	5,130	4,658
Commercial paper and other borrowed money	277	268
Collateral	2,126	1,405
Derivatives	5,840	5,424
Other liabilities	2,504	2,819

Total liabilities excluding separate accounts	135,000	122,584
Separate account liabilities	60,376	60,374

Total liabilities	195,376	182,958
Surplus	14,983	14,231

Total liabilities and surplus	$210,359	$197,189

See notes to statutory financial statements

4

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2015	2014	2013

	(In Millions)

Revenue:
Premium income	$21,543	$18,383	$20,437
Net investment income	6,387	6,332	5,471
Fees and other income	797	875	855

Total revenue	28,727	25,590	26,763

Benefits and expenses:
Policyholders’ benefits	16,300	16,511	18,368
Change in policyholders’ reserves	8,592	5,803	5,892
Change in group annuity reserves assumed	(942)	(1,564)	(2,050)
General insurance expenses	1,793	1,793	1,705
Ceding commission on group annuity reserves	-	-	355
Commissions	869	814	783
State taxes, licenses and fees	187	200	186

Total benefits and expenses	26,799	23,557	25,239

Net gain from operations before dividends and federal income taxes	1,928	2,033	1,524
Dividends to policyholders	1,728	1,553	1,475

Net gain from operations before federal income taxes	200	480	49
Federal income tax (benefit) expense	(153)	23	(142)

Net gain from operations	353	457	191
Net realized capital gains	59	166	(477)

Net income (loss)	$412	$623	$(286)

See notes to statutory financial statements

5

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN SURPLUS

	Years Ended December 31,
	2015	2014	2013

	(In Millions)

Surplus, beginning of year	$14,231	$12,524	$12,687

Increase (decrease) due to:
Net income (loss)	412	623	(286)
Change in net unrealized capital gains (losses), net of tax	195	2,022	(211)
Change in net unrealized foreign exchange capital gains (losses), net of tax	(226)	(240)	40
Change in other net deferred income taxes	231	104	264
Change in nonadmitted assets	(16)	(97)	112
Change in reserve valuation basis	-	-	(56)
Change in asset valuation reserve	(197)	(425)	(266)
Change in surplus notes	491	-	-
Cumulative effect of accounting changes	3	-	-
Prior period adjustments	9	(123)	(84)
Change in minimum pension liability	(150)	(157)	305
Other	-	-	19

Net increase (decrease)	752	1,707	(163)

Surplus, end of year	$14,983	$14,231	$12,524

See notes to statutory financial statements

6

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2015	2014	2013

	(In Millions)

Cash from operations:
Premium and other income collected	$20,842	$19,081	$21,237
Net investment income	6,213	6,133	5,345
Benefit payments	(16,261)	(16,963)	(17,914)
Net transfers from separate accounts	770	1,303	1,078
Net receipts from group annuity reserves assumed	942	1,564	2,050
Commissions and other expenses	(2,907)	(2,638)	(2,612)
Dividends paid to policyholders	(1,565)	(1,471)	(1,377)
Federal and foreign income taxes (paid) recovered	(234)	(10)	112

Net cash from operations	7,800	6,999	7,919

Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	12,496	16,588	19,724
Preferred and common stocks – unaffiliated	444	316	674
Common stocks – affiliated	767	351	137
Mortgage loans	2,575	1,736	2,200
Real estate	110	338	130
Partnerships and limited liability companies	2,560	1,593	1,408
Derivatives	278	566	(550)
Other	(114)	(284)	(214)

Total investment proceeds	19,116	21,204	23,509

Cost of investments acquired:
Bonds	(15,012)	(23,721)	(29,723)
Preferred and common stocks – unaffiliated	(576)	(623)	(559)
Common stocks – affiliated	(539)	(628)	(732)
Mortgage loans	(5,296)	(4,700)	(4,749)
Real estate	(283)	(144)	112
Partnerships and limited liability companies	(3,443)	(1,512)	(2,048)
Derivatives	(438)	(377)	(176)
Other	409	(41)	454

Total investments acquired	(25,178)	(31,746)	(37,421)
Net increase in policy loans	(658)	(570)	(563)

Net cash from investing activities	(6,720)	(11,112)	(14,475)

Cash from financing and miscellaneous sources:
Net deposits (withdrawals) on deposit-type contracts	831	82	(138)
Cash provided by surplus note issuance	491	-	-
Change in repurchase agreements	472	1,171	(335)
Change in collateral	726	836	(739)
Corporate-owned life insurance purchased	(1,937)	-	-
Deposits for policyholders’ reserves related to reinsurance agreement	-	-	5,298
Liabilities for deposit-type contracts related to reinsurance agreement	-	-	3,885
Other cash used	(494)	(294)	(33)

Net cash from financing and miscellaneous sources	89	1,795	7,938

Net change in cash, cash equivalents and short-term investments	1,169	(2,318)	1,382
Cash, cash equivalents and short-term investments:
Beginning of period	1,880	4,198	2,816

End of period	$3,049	$1,880	$4,198

See notes to statutory financial statements

7

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.	Nature of operations

Massachusetts Mutual Life Insurance Company (the Company), a mutual life insurance company domiciled in the Commonwealth of Massachusetts, and its domestic subsidiaries provide life insurance, disability income insurance, long-term care insurance, annuities, retirement products, investment management, mutual funds and trust services to individual and institutional customers in all 50 states of the U.S. and the District of Columbia and Puerto Rico. Products and services are offered primarily through its career agency system, broker-dealers, insurance brokers, wire houses, consultants and other third-party distributors.

2.	Summary of significant accounting policies

a.	Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (NAIC) and the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (the Division).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with United States (U.S.) generally accepted accounting principles (U.S. GAAP). The more significant differences between statutory accounting principles and U.S. GAAP are as follows: (a) bonds are generally carried at amortized cost, whereas U.S. GAAP generally reports bonds at fair value; (b) changes in the fair value of derivative financial instruments are recorded as changes in surplus, whereas U.S. GAAP generally reports these changes as revenue unless deemed an effective hedge; (c) interest rate and credit default swaps associated with replicated asset transactions are carried at amortized cost, whereas U.S. GAAP would carry them at fair value; (d) embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the underlying contract or security and account for them separately at fair value; (e) income recognition on partnerships and limited liability companies (LLCs), which are accounted for under the equity method, is limited to the amount of cash distribution, whereas U.S. GAAP does not have this limitation; (f) certain majority-owned subsidiaries, variable interest entities where the Company is the primary beneficiary, and certain other controlled entities are accounted for using the equity method, whereas U.S. GAAP would consolidate these entities; (g) changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are recorded in surplus, whereas U.S. GAAP would generally include the change in deferred taxes in net income; (h) assets and liabilities associated with certain group annuity and variable universal life contracts, which do not pass-through all investment gains to contract holders, are maintained in separate accounts and are presented on a single line in the statutory financial statements, whereas U.S. GAAP reports these contracts as general investments and liabilities of the Company; (i) assets are reported at admitted asset value and assets designated as nonadmitted are excluded through a charge against surplus, whereas U.S. GAAP recognizes all assets, net of any valuation allowances; (j) statutory policy reserves are based upon prescribed methods, such as the Commissioners’ Reserve Valuation Method, Commissioners’ Annuity Reserve Valuation Method or net level premium method, and prescribed statutory mortality, morbidity and interest assumptions at the time of issuance, whereas U.S. GAAP policy reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates, at time of issuance, of future mortality, morbidity, persistency and interest; (k) policyholder reserves are presented net of reinsurance ceded, unearned ceded premium and unpaid ceded claims, whereas U.S. GAAP would report these reinsurance balances as an asset; (l) an asset valuation reserve (AVR) is reported as a contingency reserve to stabilize surplus against fluctuations in the statement value of real estate, partnerships and LLCs and certain common stocks as well as credit-related changes in the value of bonds, mortgage loans and certain derivatives, whereas U.S. GAAP does not record this reserve; (m) after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (IMR) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue; (n) changes to the mortgage loan valuation allowance are recognized in net unrealized capital gains (losses), net of tax, in the Statutory Statements of Changes in Surplus, whereas U.S. GAAP reports these changes in net realized capital gains (losses); (o) the overfunded status of pension and other postretirement plans, which is the excess of the fair value of the plan assets over the projected benefit obligation, is a nonadmitted asset for statutory accounting whereas U.S. GAAP recognizes the overfunded status as an asset; (p) surplus notes are reported in surplus, whereas U.S. GAAP would

8

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

report these notes as liabilities; (q) payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances; (r) certain acquisition costs, such as commissions and other variable costs, directly related to acquiring new business are charged to current operations as incurred, whereas U.S. GAAP would generally capitalize these expenses and amortize them based on profit emergence over the expected life of the policies or over the premium payment period; and (s) comprehensive income is not presented, whereas U.S. GAAP presents changes in unrealized capital gains (losses) and foreign currency translations as other comprehensive income.

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of the statutory financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates include those used in determining the carrying values of investments including the amount of mortgage loan investment valuation reserves, other-than-temporary impairment(s) (OTTI), the value of the investment in MassMutual Holding LLC (MMHLLC), the liabilities for policyholders’ reserves, the determination of admissible deferred tax assets (DTAs), the liability for taxes and the liability for litigation or other contingencies. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency, asset valuations and defaults could cause results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

b.	Corrections of errors and reclassifications

The following summarizes the corrections of prior year errors that have been recorded in surplus, net of tax:

	Year Ended December 31, 2015

	Increase (Decrease) to:		Correction of Asset or Liability Balances

	Prior Year Net Income	Current Year Surplus

	(In Millions)

Policyholders’ reserves	$6	$6	$(6)
Policyholders’ benefits	4	4	(4)
Net investment income	(1)	(1)	(1)

Total	$9	$9	$(11)

	Year Ended December 31, 2014

	Decrease to:		Correction of Asset or Liability Balances

	Prior Year Net Income	Current Year Surplus

	(In Millions)

Income tax payable	$(76)	$(76)	$76
Policyholders’ reserves	(36)	(36)	36
Other liabilities	(11)	(11)	11
Asset valuation reserves	-	(14)	14

Total	$(123)	$(137)	$137

9

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

For the year ended December 31, 2013, corrections of prior year errors were recorded in surplus on pre-tax basis with any associated tax corrections reported through net income:

	(Decrease) Increase to:		Correction of Asset or Liability Balances

	Prior Year Net Income	Current Year Surplus

	(In Millions)

Policyholders’ reserves	$(74)	$(74)	$74
Premium income	(12)	(12)	12
Other invested assets	2	2	(2)

Total	$(84)	$(84)	$84

Certain prior year amounts within these financial statements have been reclassified to conform to the current year presentation.

c.	Bonds

Bonds are generally valued at amortized cost using the constant yield interest method with the exception of NAIC Category 6 bonds, which are in or near default, and certain residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), which are rated by outside modelers, which are carried at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bond transactions are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date.

For fixed income securities that do not have a fixed schedule of payments, such as asset-backed securities (ABS), mortgage-backed securities (MBS), including RMBS and CMBS, and structured securities, including collateralized debt obligations (CDOs), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies for each type of security.

Certain fixed income securities with the highest ratings from a rating agency follow the retrospective method of accounting. Under the retrospective method, the recalculated effective yield equates the present value of the actual and anticipated cash flows, including new prepayment assumptions, to the original cost of the investment. Prepayment assumptions are based on borrower constraints and economic incentives such as the original term, age and coupon of the loan as affected by the interest rate environment. The current carrying value is then increased or decreased to the amount that would have resulted had the revised yield been applied since inception, and investment income is correspondingly decreased or increased.

All other fixed income securities, such as floating rate bonds and interest only securities, including those that have been impaired, follow the prospective method of accounting. Under the prospective method, the recalculated future effective yield equates the carrying value of the investment to the present value of the anticipated future cash flows.

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates and collateral values, among others. Structure characteristics and cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants at the financial statement date.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Refer to Note 2dd. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

d.	Preferred stocks

Preferred stocks in good standing are generally valued at amortized cost. Preferred stocks not in good standing, those that are rated Categories 4 through 6 by the Securities Valuation Office (SVO) of the NAIC, are valued at the lower of amortized cost or fair value. Fair values are based on quoted market prices, when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models. These models use inputs not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants at the financial statement date.

Refer to Note 2dd. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

e.	Common stocks – subsidiaries and affiliates

Common stocks of unconsolidated subsidiaries, primarily C.M. Life Insurance Company (C.M. Life), MML Bay State Life Insurance Company (MML Bay State) and MMHLLC, are accounted for using the statutory equity method. The Company accounts for the value of MMHLLC, at its underlying U.S. GAAP equity value adjusted to remove certain nonadmitted and intangible assets, as well as a portion of its noncontrolling interests (NCI) and appropriated retained earnings (ARE), after consideration of MMHLLC’s fair value and the Company’s capital levels. The Division has affirmed the statutory recognition of the Company’s application of the NCI guidelines in MMHLLC’s statutory carrying value. However, the Company has limited this recognition to $2,600 million as of December 31, 2015 and $2,409 million as of December 31, 2014. Operating results, less dividend distributions, for MMHLLC are reflected as net unrealized capital gains (losses) in the Statutory Statements of Changes in Surplus. Dividend distributions received from MMHLLC are recorded in net investment income and are limited to MMHLLC’s U.S. GAAP retained earnings. The cost basis of common stocks – subsidiaries and affiliates is adjusted for impairments deemed to be other than temporary.

Refer to Note 4c. “Common stocks – subsidiaries and affiliates” for further information on the valuation of MMHLLC.

f.	Common stocks – unaffiliated

Unaffiliated common stocks are carried at fair value, which is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values from other third parties are unavailable, fair values are determined by management using estimates based upon internal models. The Company’s internal models include estimates based upon comparable company analysis, review of financial statements, broker quotes and last traded price. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants at the financial statement date.

Refer to Note 2dd. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium, discount, mortgage origination fees and valuation allowances. Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for (i) impaired loans more than 60 days past due, (ii) delinquent loans more than 90 days past due, or (iii) loans that have interest that is not expected to be collected. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received according to the terms of the original or modified mortgage loan agreement.

Refer to Note 2dd. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

h.	Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. At issuance, policy loans are fully secured by the cash surrender value of the policy. Unsecured amounts can occur when subsequent charges are incurred on the underlying policy without the receipt of additional premium. If the premium is not paid during the contractual grace period, the policy will lapse. Unsecured nonadmitted amounts were less than $1 million as of December 31, 2015 and 2014. Policy loans earn interest calculated based upon either a fixed or a variable interest rate. Accrued investment income on policy loans more than 90 days past due is included in the unpaid balance of the policy loan to the extent it does not exceed the cash surrender value of the underlying contract.

i.	Real estate

Investment real estate, which the Company has the intent to hold for the production of income, and real estate occupied by the Company, are carried at depreciated cost, less encumbrances. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income.

Real estate held for sale is initially carried at the lower of depreciated cost or fair value less estimated selling costs and is no longer depreciated. Adjustments to carrying value, including for further declines in fair value, are recorded in a valuation reserve, which is included in realized capital losses.

Fair value is generally estimated using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks. The Company also obtains external appraisals for a rotating selection of properties annually. If an external appraisal is not obtained, an internal appraisal is performed.

Refer to Note 2dd. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

j.	Partnerships and limited liability companies

Partnerships and LLCs, except for partnerships that generate and realize low income housing tax credits (LIHTCs), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships that generate LIHTCs are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into net investment income during the period in which tax benefits are recognized.

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Refer to Note 2dd. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

k.	Derivatives

Interest rate swaps and credit default index swaps associated with replicated assets are valued at amortized cost and all other derivative types are carried at fair value, which is based primarily upon quotations obtained from counterparties and independent sources. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and independent sources when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based on an internal valuation process using market observable inputs that other market participants would use. Changes in the fair value of these instruments other than interest rate swaps associated with replicated assets are recorded as unrealized capital gains (losses) in surplus. Gains and losses realized on settlement, termination, closing or assignment of contracts are recorded as realized capital gains (losses). Amounts receivable and payable are accrued as net investment income.

l.	Cash, cash equivalents and short-term investments

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash and cash equivalents and carries them at amortized cost.

Short-term investments, which are carried at amortized cost, consist of all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months. Investments in short-term bonds and money market mutual funds are classified as short-term investments.

The carrying value reported in the Statutory Statements of Financial Position for cash, cash equivalents and short-term investment instruments approximates the fair value.

m.	Investment income due and accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date.

n.	Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense (benefit) is reported in the Statutory Statements of Operations as federal income tax expense (benefit) if resulting from operations and within net realized capital gains (losses) if resulting from invested asset transactions. Changes in the balances of deferred taxes, which provide for book-to-tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of book-to-tax temporary differences, such as reserves and policy acquisition costs, and of book-to-tax permanent differences, such as tax-exempt interest and tax credits, results in effective tax rates in the Statutory Statements of Operations that differ from the federal statutory tax rate.

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o.	Other than invested assets

Other than invested assets primarily includes corporate-owned life insurance (COLI), deferred and uncollected life insurance premium, reinsurance recoverable, fixed assets and other receivables.

p.	Separate accounts

Separate accounts are segregated funds administered and invested by the Company. Selection from the separate accounts or its sub-accounts is directed by group and individual variable annuity, variable life and other insurance contract holders/policyholders. The returns produced by separate account assets increase or decrease separate account reserves. Separate account assets consist principally of marketable securities reported at fair value. Except for the Company’s seed money and supplemental accounts, as noted below, and certain guaranteed separate accounts issued in Minnesota, separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. Separate account administrative and investment advisory fees are included in fees and other income.

Assets may be transferred from the general investments of the Company to seed the separate accounts. When assets are transferred to separate accounts, they are transferred at fair market value on the date the transaction occurs. Gains related to the transfer are deferred to the extent that the Company maintains a proportionate interest in the separate account. The deferred gain is recognized as the Company’s ownership decreases or when the separate account sells the underlying asset during the normal course of business. Losses associated with these transfers are recognized immediately.

Separate accounts reflect two categories of risk assumption: nonguaranteed separate accounts for which the contract holder/policyholder assumes the investment risk and guaranteed separate accounts for which the Company contractually guarantees either a minimum return or minimum account value to the contract holder/policyholder. For certain guaranteed separate account products such as interest rate guaranteed products and indexed separate account products, reserve adequacy is performed on a contract-by-contract basis using, as applicable, prescribed interest rates, mortality rates and asset risk deductions. If the outcome from this adequacy analysis produces a deficiency relative to the current account value, a liability is recorded in policyholders’ reserves or liabilities for deposit-type contracts in the Statutory Statements of Financial Position with the corresponding change in the liability recorded as change in policyholders’ reserves or policyholders’ benefits in the Statutory Statements of Operations.

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Operations with the offset recorded in the change in policyholders’ reserves. Investment income and realized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to contract holders/policyholders and are not recorded in the Statutory Statements of Operations. Unrealized capital gains (losses) on assets of separate accounts accrue to contract holders/policyholders and, accordingly, are reflected in the separate account liability to the contract holder/policyholder.

q.	Nonadmitted assets

Assets designated as nonadmitted by the NAIC primarily include pension plan assets, certain electronic data processing (EDP) equipment, advances and prepayments, certain investments in partnerships and LLCs for which qualifying audits are not performed, furniture and equipment, certain other receivables, uncollected premium greater than 90 days past due and certain intangible assets. Due and accrued income is nonadmitted on: (a) bonds delinquent more than 90 days or where collection of interest is improbable; (b) impaired bonds more than 60 days past due; (c) bonds in default; (d) mortgage loans in default where interest is 180 days past due; (e) rent in arrears for more than 90 days; and (f) policy loan interest due and accrued more than 90 days past due and included in the unpaid balance of the policy loan in excess of the cash surrender value of the underlying contract. Assets that are designated as nonadmitted are excluded from the Statutory Statements of Financial Position through a charge against surplus.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

r.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk.

Premium income, benefits to policyholders and policyholders’ reserves are reported net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid, but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance (Modco) reserve adjustments on reinsurance ceded are recorded as revenue.

s.	Policyholders’ reserves

Policyholders’ reserves provide for the present value of estimated future obligations in excess of estimated future premium on policies in force.

Reserves for individual life insurance contracts are developed using accepted actuarial methods computed principally on the net level premium or Commissioners’ Reserve Valuation Method bases using the American Experience or the 1941, 1958, 1980 or the 2001 Commissioners’ Standard Ordinary mortality tables with assumed interest rates. Reserves for disability riders associated with life contracts are calculated using morbidity rates from the 1952 Period 2 Intercompany Disability Table, modified to reflect the Company’s morbidity experience.

The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

The Company charges a higher premium on certain contracts that cover substandard mortality risk. For these policies, the reserve calculations are based on a substandard mortality rate, which is a multiple of the standard mortality tables.

Certain variable universal life and universal life contracts include features such as guaranteed minimum death benefits (GMDB) or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDBs and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves.

Reserves for individual and group payout annuities are developed using accepted actuarial methods computed principally under Commissioners’ Annuity Reserve Valuation Method (CARVM) using applicable interest rates and mortality tables. Individual payout annuities primarily use the 1971 and 1983 Individual Annuity Mortality and Annuity 2000 tables. Group payout annuities primarily use the 1983 Group Annuity Mortality and 1994 Group Annuity Reserving tables.

Certain individual variable annuity products issued by the Company have a variety of additional guarantees such as GMDBs and variable annuity guaranteed living benefits (VAGLB). The primary types of VAGLBs include guaranteed minimum accumulation benefits (GMAB), guaranteed minimum income benefits (GMIB) including GMIB Basic and GMIB Plus and guaranteed minimum withdrawal benefits (GMWB). In general, these benefit guarantees require the contract owner or policyholder to adhere to a company-approved asset allocation strategy. The liabilities for individual variable annuity GMDBs and VAGLBs are included in policyholders’ reserves and the related changes in these liabilities are included in change in policyholders’ reserves.

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Variable annuity GMDBs provide a death benefit in excess of the contract value if the contract value is less than the guaranteed minimum amount. Some contracts provide that guarantee upon the contract owner’s death and others provide it upon the annuitant’s death. This amount may be based on a return of premium (the premium paid generally adjusted for withdrawals), a roll-up (an accumulation of premium at a specified interest rate adjusted for withdrawals), a reset (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is allowed to decrease when reset) or a ratchet (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is never allowed to decrease when reset). For a variable annuity contract, a decline in the stock market causing the contract value to fall below the guaranteed specified amount will increase the net amount at risk, which is the amount of the GMDBs in excess of the contract value.

GMABs provide the annuity contract holder with a guaranteed minimum contract value at the end of the product’s guarantee period. If the contract value is below that guarantee at the end of the period, the contract value is increased to the guaranteed minimum account benefit value and the contract continues from that point. Options for the guarantee period are 10, 12, 20 and 26 years.

GMWBs provide the annuity contract holder with a guarantee that a minimum amount will be available for withdrawal annually for life regardless of the contract value.

GMIBs provide the annuity contract holder with a guaranteed minimum amount when the contract is annuitized. The GMIBs would be beneficial to the contract holder if the contract holder’s contract value would otherwise not provide a higher annuitization value using currently offered rates at the time of annuitization. GMIBs generally anticipate payout between ages 60 and 90. The Company first issued GMIB Basic in 2002 and suspended issuing these contracts in August 2007. These GMIB Basic contracts cannot be annuitized within seven years of issuance and do not have access to the guarantee value other than through annuitization.

GMIB Plus replaced GMIB Basic and was available from September 2007 through March 2009. GMIB Plus includes a product version, which provides a minimum floor amount that can be applied to an annuity option. The GMIB Plus value is equal to the initial purchase amount increased by a compound annual interest rate. If a contract owner takes a withdrawal, the GMIB Plus value is recalculated by making an adjustment for withdrawals. There are two types of adjustments for withdrawals: (1) Dollar for dollar adjustment – during each contract year, the GMIB Plus value will be lower for each dollar that is withdrawn up to and equal to the current contract year interest credited on the GMIB Plus value; (2) Pro-rata adjustment – during each contract year, for any amount withdrawn that exceeds the current contract year interest credited on the GMIB Plus value, the GMIB Plus value will be further reduced by a pro-rata adjustment. Such a withdrawal will negatively impact the GMIB Plus value. GMIB Plus cannot be annuitized within ten years of contract issuance as the rider can only be exercised after a ten year waiting period has elapsed. This guarantee was only available upon contract issuance.

Reserves for individual and group fixed deferred annuities are developed using accepted actuarial methods computed principally under CARVM using applicable interest rates and mortality tables. Individual deferred annuities primarily use the 1971 and 1983 Individual Annuity Mortality and Annuity 2000 tables. Group deferred annuities primarily use the 1983 Group Annuity Mortality and 1994 Group Annuity Reserving tables.

Reserves for individual and group variable deferred annuities are developed using accepted actuarial methods computed principally under CARVM for variable annuities using applicable interest rates and mortality tables. Individual variable deferred annuities primarily use the 1994 Minimum Guaranteed Death Benefit or Annuity 2000 tables. The liability is evaluated under both a standard scenario and stochastic scenarios net of currently held applicable hedge asset cash flows. The Company holds the reserve liability valuation at the higher of the standard or stochastic scenario values. Based on the Company’s currently held hedges, if market interest rates increase, the fair value of the Company hedges would decrease in value and reserves would decrease. Should market interest rates decrease, the fair value of the Company hedges would increase in value and reserves would increase. In addition, the Company elected to hold additional reserves above those indicated based on the stochastic or standard scenario in order to maintain a prudent level of reserve adequacy.

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The standard scenario is a prescriptive reserve with minimal company discretion. The primary driver of the standard scenario result is the composition of the in force policies, with the key factor being the extent to which the product guarantees are “in the money.” The value of the reserve guarantees under the standard scenario is driven primarily by equity markets.

For the stochastic scenarios, the Company uses the American Academy of Actuaries’ scenarios. Prudent estimate assumptions are used for mortality, expenses and commissions, investment management fees, taxes and policyholder behavior including lapses, partial withdrawals, annuitization and additional premium. These assumptions are consistent with those used for asset adequacy testing and are based on Company experience. Stochastic reserves are driven by the degree that the variable annuity benefits are “in the money” at projected interest rates and equity market levels, expenses, discount rates, net derivative values, and policyholder behavior.

Separate accounts include certain group annuity contracts used to fund retirement plans that offer a guarantee of a contract holder’s principal, which can be withdrawn over a stated period of time. These contracts offer a stated rate of return backed by the Company. Contract payments are not contingent upon the life of the retirement plan participants.

Disability income policy reserves are generally calculated using the two-year preliminary term method and actuarially accepted morbidity tables using the 1964 Commissioners’ Disability Table and the 1985 Commissioners’ Individual Disability Table A with assumed interest and mortality rates in accordance with applicable statutes and regulations.

Disabled life claim reserves are generally calculated using actuarially accepted methodologies and actuarially accepted morbidity tables using the 1964 Commissioners’ Disability Table and 1985 Commissioners’ Individual Disability Tables A and C with assumed interest rates in accordance with applicable statutes and regulations.

Long-term care policy reserves are generally calculated using the one-year preliminary term method and actuarially accepted morbidity, mortality and lapse tables with assumed interest rates in accordance with applicable statutes and regulations.

Long-term care claim reserves are generally calculated using actuarially accepted methodologies and actuarially accepted morbidity tables with assumed interest rates in accordance with applicable statutes and regulations.

Unpaid claims and claim expense reserves are related to disability and long-term care claims. Unpaid disability claim liabilities are projected based on the average of the last three disability payments. Claim expense reserves are based on an analysis of the unit expenses related to the processing and examination of new and ongoing claims. Interest accrued on reserves is calculated by applying NAIC prescribed interest rates to the average reserves by year incurred.

Tabular interest, tabular reserves less actual reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, whole life and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula that applies a weighted average credited rate to the mean account value. For contracts without an account value (e.g., a Single Premium Immediate Annuity) a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

All policyholders’ reserves and accruals are presented net of reinsurance. Management believes that these liabilities and accruals represent management’s best estimate and will be sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

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t.	Liabilities for deposit-type contracts

Liabilities for funding agreements, dividend accumulations, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates.

u.	Participating contracts

Participating contracts are those that may be eligible to share in any dividends declared by the Company. Participating contracts issued by the Company represented 56% of the Company’s policyholders’ reserves and liabilities for deposit-type contracts as of December 31, 2015 and 58% as of December 31, 2014.

v.	Policyholders’ dividends

Dividends expected to be paid to policyholders in the following year are approved annually by MassMutual’s Board of Directors and are recorded as an expense in the current year. The allocation of these dividends to policyholders reflects the relative contribution of each group of participating policies to surplus and considers, among other factors, investment returns, mortality and morbidity experience, expenses and taxes. The liability for policyholders’ dividends includes the estimated amount of annual dividends and settlement dividends. A settlement dividend is an extra dividend payable at termination of a policy upon maturity, death or surrender.

w.	Asset valuation reserve

The Company maintains an AVR that is a contingency reserve to stabilize surplus against fluctuations in the carrying value of common stocks, real estate, partnerships and LLCs as well as credit-related changes in the value of bonds, preferred stocks, mortgage loans, and certain derivatives. The AVR is reported as a liability and the change in AVR, net of tax, is reported in surplus.

x.	Repurchase agreements

The Company has entered into repurchase agreements whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. These repurchase agreements are carried at cost and accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability while the underlying securities continue to be recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Repurchase agreements are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

The carrying value reported in the Statutory Statements of Financial Position for repurchase agreements approximates the fair value.

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y.	Commercial paper

The Company issues commercial paper in the form of unsecured notes (Notes). Interest on the Notes is calculated using a 360-day year based on the actual number of days elapsed. Due to the short-term nature of the Notes, the carrying value approximates fair value.

z.	Interest maintenance reserve

The Company maintains an IMR that is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains (losses), which result from changes in interest rates for all types of fixed-income investments and interest-related derivatives, are deferred into the IMR and amortized into revenue using the grouped amortization method. In the grouped amortization method, assets are grouped based on years of maturity. The IMR is included in other liabilities, or if negative, is recorded as a nonadmitted asset.

aa.	Employee compensation plans

The Company has a long-term incentive compensation plan, under which certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards. These awards include Phantom Stock Appreciation Rights (PSARs) and Phantom Restricted Stock (PRS). These awards do not grant an equity or ownership interest in the Company.

PSARs provide the participant with the opportunity to share in the value created in the total enterprise. The PSAR value is the appreciation in the phantom stock price between the grant price and the share price at the time of exercise. Awards can only be settled in cash. PSARs cliff vest at the end of three years and expire five years after the date of grant. Vested PSARs may be exercised during quarterly two-week exercise periods prior to expiration. The compensation expense for an individual award is recognized over the service period.

PRS provide the participant with the opportunity to share in the value created in the total enterprise. Participants receive the full phantom share value (grant price plus/minus any change in share price) over the award period. Awards can only be settled in cash. PRS vests on a graded basis over five years, one third per year after years three, four and five. On each vesting date, a lump sum cash settlement is paid to the participant based on the number of shares vested multiplied by the most recent phantom stock price. Compensation expense is recognized on the accelerated attribution method. The accelerated attribution method recognizes compensation expense over the vesting period by which each separate payout year is treated as if it were, in substance, a separate award.

All awards granted under the Company’s plans are compensatory classified awards. Compensation costs are based on the most recent quarterly calculated intrinsic value of the PSARs (current share price less grant price per share not less than zero) and PRS (current share price per share), considering vesting provisions, net of forfeiture assumptions and are included in the Statutory Statements of Financial Position as a liability in general expenses due or accrued. The compensation expense for an individual award is recognized over the service period. The cumulative compensation expense for all outstanding awards in any period is equal to the change in calculated liability period over period. The requisite service period for the awards is the vesting period. At the time of retirement, death or disability awards contain vesting conditions, whereby employees’ unvested awards immediately vest. This occurs on a pro-rata basis with immediate settlement for PRS and on an accelerated basis with a one-year exercise period for PSARs. A formula serves as the basis for the phantom share price, based on the management basis core operating earnings of the Company and its subsidiaries. This phantom share price is calculated and communicated to all participants quarterly and is used in calculating the liability of the Company based on intrinsic value.

bb.	Other liabilities

Other liabilities primarily consist of the IMR, remittances and items not allocated and interest due on derivatives.

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cc.	Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy. However, premium for flexible products, primarily universal life and variable universal life contracts, is recognized as revenue when received. Annuity premium is recognized as revenue when received. Disability income and long-term care premium is recognized as revenue when due.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments.

Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

dd.	Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)

Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of bonds. The impairment review process provides a framework for deriving OTTI in a manner consistent with market participant assumptions. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

For corporate securities, if it is determined that a decline in the fair value of a bond is other than temporary, OTTI is recognized in earnings as a realized loss equal to the difference between the investment’s amortized cost basis and, generally, its fair value at the balance sheet date. For loan-backed and structured securities, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected. The expected cash flows are discounted at the security’s effective interest rate. Internal inputs used in determining the amount of the OTTI on structured securities include collateral performance, prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority. In addition, if the Company has the intent to sell, or the inability, or lack of intent to retain the investment for a period sufficient to recover the amortized cost basis, an OTTI is recognized in earnings as a realized loss equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.

When a bond is other-than-temporarily impaired, a new cost basis is established. For loan-backed and structured securities, any difference between the new amortized cost basis and any increased present value of future cash flows expected to be collected is accreted into net investment income over the expected remaining life of the bond.

20

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Bonds - structured and loan-backed securities

ABS and MBS are evaluated for OTTI on a quarterly basis using scenarios customized by collateral type. Cash flow estimates are based on various assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Assumptions are based on the specifics of each security including collateral type, loan type, vintage and subordination level in the structure. Where applicable, assumptions include prepayment speeds, default rates and loss severity, weighted average maturity and changes in the collateral values.

The Company has a review process for determining if CDOs are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using five scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each CDO. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic) and fair value (market). The default rates produced by these five scenarios are assigned an expectation weight according to current market and economic conditions and fed into a sixth scenario. OTTI is recorded if this sixth scenario results in the loss of any principal or interest payments due.

For the most subordinated junior CDO tranches, the present value of the projected cash flows in the sixth scenario is measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, an OTTI is taken in an amount sufficient to produce its effective yield. Certain CDOs cannot be modeled using all six scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign currency denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes.

Mortgage loans

The Company performs internal reviews at least annually to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable, the Company will obtain an external appraisal.

Mortgage loans are considered to be impaired when, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance recorded on a loan-by-loan basis in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. Such information or events could include property performance, capital budgets, future lease roll, a property inspection as well as payment trends. Collectability and estimated decreases in collateral values are also assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting management’s estimate of the fair value of the collateral.

21

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Real estate

For real estate held for the production of income, depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. An impairment is recorded when the property’s estimated future net operating cash flows over ten years, undiscounted and without interest charges, is less than book value.

Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve as realized capital losses when the fair value less estimated selling costs is less than the carrying value.

Partnerships and LLCs

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI is recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair values of limited partnership interests are generally based on the Company’s share of the net asset value (NAV) as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

For determining impairments in partnerships that generate LIHTCs, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 0.5% for future benefits of two years to 2.3% for future benefits of ten or more years and compares the results to its current book value. Impairments are recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment.

Unrealized capital gains (losses)

Unrealized capital gains (losses) include changes in the fair value of derivatives, excluding interest rate swaps and credit default index swaps associated with replicated assets; currency translation adjustments on foreign-denominated bonds; changes in the fair value of unaffiliated common stocks; changes in the fair value of bonds and preferred stocks that are carried at fair value; and changes in the inflation adjustments on U.S. Treasury inflation-indexed securities. Changes in the Company’s equity investments in partnerships and LLCs, including the earnings as reported on the financial statements earnings recorded as accumulated undistributed earnings, foreign exchange asset valuation and mark-to market on operating assets, and certain subsidiaries and affiliates are also reported as changes in unrealized capital gains (losses). Unrealized capital gains (losses) are recorded as a change in surplus net of tax.

3.	New accounting standards

Adoption of new accounting standards

In December 2014, the NAIC issued Statement of Statutory Accounting Principles (SSAP) No. 40 Revised, “Real Estate Investments” (SSAP No. 40R), which was effective January 1, 2015, and requires that single real estate property investments that are directly and wholly-owned through a limited liability company (LLC) be accounted for, and reported as, directly owned real estate provided that certain criteria are met. For investments meeting the criteria that were previously reported within SSAP No. 48, “Joint Ventures, Partnerships and Limited Liability Companies” (SSAP No. 48), and owned as of the effective date, this guidance required that the Company recognize a cumulative effect of a change in accounting principle as if the entity had followed the revisions of SSAP No. 40R since acquisition of the property. As a result of the adoption of this guidance, the Company transferred $24 million of a real estate asset held in a wholly-owned LLC from partnerships and LLCs to real estate and recorded a $3 million increase to surplus as a cumulative effect of an accounting change.

22

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.	Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment.

a.	Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2015

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(In Millions)

U.S. government and agencies	$8,015	$635	$124	$8,526
All other governments	762	34	34	762
States, territories and possessions	727	54	5	776
Political subdivisions	468	37	2	503
Special revenue	5,414	657	10	6,061
Industrial and miscellaneous	57,984	1,823	1,547	58,260
Parent, subsidiaries and affiliates	6,177	190	27	6,340

Total	$79,547	$3,430	$1,749	$81,228

The December 31, 2015 gross unrealized losses exclude $37 million of losses embedded in the carrying value of NAIC Class 6 bonds.

	December 31, 2014

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(In Millions)

U.S. government and agencies	$7,395	$814	$3	$8,206
All other governments	526	43	9	560
States, territories and possessions	1,735	152	3	1,884
Political subdivisions	493	48	1	540
Special revenue	4,562	826	4	5,384
Industrial and miscellaneous	54,482	3,296	455	57,323
Parent, subsidiaries and affiliates	5,526	268	15	5,779

Total	$74,719	$5,447	$490	$79,676

The December 31, 2014 gross unrealized losses exclude $22 million of losses embedded in the carrying value. These losses include $21 million from NAIC Class 6 bonds and $1 million from RMBS and CMBS whose ratings were obtained from outside modelers.

23

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The quality of the bond portfolio is determined by the use of SVO ratings and the equivalent rating agency designations, except for RMBS and CMBS that use outside modelers. The following sets forth the NAIC class ratings for the bond portfolio including RMBS and CMBS:

		December 31,
		2015		2014

NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total	Carrying Value	% of Total

		($ In Millions)

1	Aaa/ Aa/ A	$45,654	57%	$43,644	58%
2	Baa	27,614	35	25,275	34
3	Ba	3,002	4	2,556	3
4	B	2,150	3	1,931	3
5	Caa and lower	769	1	813	1
6	In or near default	358	-	500	1

	Total	$79,547	100%	$74,719	100%

The following summarizes NAIC ratings for RMBS and CMBS subject to NAIC modeling:

	December 31,
	2015				2014

	RMBS		CMBS		RMBS		CMBS

NAIC Class	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total

	($ In Millions)

1	$983	100%	$2,142	100%	$1,169	100%	$2,661	100%
2	1	-	9	-	4	-	8	-
3	-	-	8	-	-	-	-	-
4	-	-	4	-	-	-	-	-
5	-	-	1	-	-	-	-	-
6	-	-	4	-	-	-	5	-

	$984	100%	$2,168	100%	$1,173	100%	$2,674	100%

24

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a summary of the carrying value and fair value of bonds as of December 31, 2015 by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties. Securities with more than one maturity date are included in the table using the final maturity date.

	Carrying Value	Fair Value

	(In Millions)

Due in one year or less	$2,099	$2,124
Due after one year through five years	18,286	18,668
Due after five years through ten years	23,984	24,153
Due after ten years	35,178	36,283

Total	$79,547	$81,228

Sales proceeds and related gross realized capital gains (losses) from bonds were as follows:

	Years Ended December 31,
	2015	2014	2013

	(In Millions)

Proceeds from sales	$4,278	$5,429	$7,837
Gross realized capital gains from sales	274	448	245
Gross realized capital losses from sales	(170)	(54)	(195)

The following is a summary of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position:

	December 31, 2015

	Less Than 12 Months			12 Months or Longer

	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers

	($ In Millions)

U.S. government and agencies	$2,079	$122	12	$123	$3	3
All other governments	355	22	40	56	10	15
States, territories and possessions	131	5	7	-	-	-
Political subdivisions	90	2	9	-	-	-
Special revenue	465	8	110	46	3	132
Industrial and miscellaneous	23,140	1,016	2,040	6,360	543	608
Parent, subsidiaries and affiliates	237	20	17	593	32	16

Total	$26,497	$1,195	2,235	$7,178	$591	774

The December 31, 2015 unrealized losses include $37 million of losses embedded in the carrying value of NAIC Category 6 bonds.

25

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2014

	Less Than 12 Months			12 Months or Longer

	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers

	($ In Millions)

U.S. government and agencies	$-	$-	-	$153	$3	4
All other governments	114	7	21	33	2	18
States, territories and possessions	40	1	2	90	2	6
Political subdivisions	-	-	-	3	1	1
Special revenue	-	-	-	112	4	164
Industrial and miscellaneous	10,434	281	1,121	5,131	180	610
Parent, subsidiaries and affiliates	558	17	12	146	13	6

Total	$11,146	$306	1,156	$5,668	$205	809

The December 31, 2014 unrealized losses include $22 million of losses embedded in the carrying value. These losses include $21 million from NAIC Category 6 bonds and $1 million from RMBS and CMBS whose ratings were obtained from outside modelers.

As of December 31, 2015 and 2014, management has not deemed these unrealized losses to be other than temporary because the investment’s carrying value is expected to be realized and the Company has the ability and intent not to sell these investments until recovery, which may be at maturity.

As of December 31, 2015, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $9,116 million. Securities in an unrealized loss position for less than 12 months had a fair value of $4,782 million and unrealized losses of $110 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $4,334 million and unrealized losses of $168 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2014, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $7,163 million. Securities in an unrealized loss position for less than 12 months had a fair value of $5,055 million and unrealized losses of $81 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $2,108 million and unrealized losses of $72 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

In the course of the Company’s investment management activities, securities may be sold and reacquired within 30 days to enhance the Company’s yield on its investment portfolio. In 2015 or 2014, the Company did not sell any securities with the NAIC Designation 3 or below that were reacquired within 30 days of the sale date.

The Company had assets on deposit with government authorities or trustees, as required by law, in the amount of $8 million as of December 31, 2015 and $9 million as of December 31, 2014.

Residential mortgage-backed exposure

RMBS are included in the U.S. government and agencies, special revenue, and industrial and miscellaneous bond categories. The Alt-A category includes option adjustable-rate mortgages and the subprime category includes ‘scratch and dent’ or reperforming pools, high loan-to-value pools, and pools where the borrowers have very impaired credit but the average loan-to-value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

26

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2015, RMBS had a total carrying value of $1,887 million and a fair value of $2,139 million, of which approximately 23%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $851 million and a fair value of $1,005 million.

As of December 31, 2014, RMBS had a total carrying value of $2,289 million and a fair value of $2,607 million, of which approximately 22%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $1,016 million and a fair value of $1,210 million.

During the year ended December 31, 2015, there were no significant credit downgrades for the securities held by the Company that were backed by residential mortgage pools.

Leveraged loan exposure

Leveraged loans are loans extended to companies that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates higher than typical loans, reflecting the additional risk of default from issuers with high debt-to-equity ratios.

As of December 31, 2015, total leveraged loans and leveraged loan CDOs had a carrying value of $7,709 million and a fair value of $7,641 million, of which approximately 94%, based on carrying value, were domestic leveraged loans and CDOs.

As of December 31, 2014, total leveraged loans and leveraged loan CDOs had a carrying value of $10,056 million and a fair value of $10,149 million, of which approximately 89%, based on carrying value, were domestic leveraged loans and CDOs.

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower’s risk profile and ability to refinance and the return provided to the borrower from the underlying collateral. These investments had a carrying value of $2,252 million and fair value of $2,291 million as of December 31, 2015 and a carrying value of $2,758 million and fair value of $2,880 million as of December 31, 2014.

b.	Preferred stocks

The carrying value and fair value of preferred stocks were as follows:

	December 31,
	2015	2014

	(In Millions)

Carrying value	$533	$525
Gross unrealized gains	30	21
Gross unrealized losses	(43)	(15)

Fair value	$520	$531

27

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2015, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $188 million in seven issuers, $84 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2014, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $112 million in three issuers, none of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2dd. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2015 or 2014.

The Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $347 million as of December 31, 2015 and $260 million as of December 31, 2014.

c.	Common stocks – subsidiaries and affiliates

The Company has two primary domestic life insurance subsidiaries, C.M. Life, which primarily provides fixed and variable annuities and universal life insurance business, and MML Bay State, a subsidiary of C.M. Life, which primarily issues variable life and bank-owned life insurance policies.
Summarized below is certain combined statutory financial information for the unconsolidated domestic life insurance subsidiaries:

	As of and for Years Ended
	December 31,
	2015	2014	2013

	(In Billions)

Total revenue	$0.8	$0.8	$0.9
Net income	0.1	0.2	0.2
Assets	13.3	13.2	13.4
Liabilities	11.9	11.9	12.3
Shareholder’s equity	1.4	1.3	1.1

MMHLLC is the parent of subsidiaries that include OppenheimerFunds, Inc. (OFI), Babson Capital Management LLC (Babson Capital), Baring Asset Management Limited (Baring) and investments in international life insurance operations in Japan and Hong Kong. These subsidiaries deal in markets that include retail and institutional asset management entities, registered broker dealers, and international life and annuity operations.

Summarized below is certain U.S. GAAP financial information for MMHLLC:

	As of and for Years Ended
	December 31,
	2015	2014	2013

	(In Billions)

Total revenue	$8.7	$7.3	$6.5
Net income	0.8	0.5	0.3
Assets	50.1	49.4	50.0
Liabilities	40.4	40.4	40.2
Member’s equity	9.7	9.0	9.8

The equity values in the preceding table consist of MMHLLC statutory carrying values of $5,717 million as of December 31, 2015 and $5,549 million as of December 31, 2014 plus the value of MMHLLC that is nonadmitted under statutory accounting principles. The current fair value of MMHLLC remains significantly greater than its statutory carrying value.

28

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company received cash dividends, recorded in net investment income, from MMHLLC of $500 million in 2015, $50 million in 2014 and $175 million in 2013.

MassMutual contributed capital of $20 million to MMHLLC in 2015 and $85 million in 2014. No capital contribution was made to MMHLLC in 2013.

Subsidiaries of MMHLLC are involved in litigation and investigations arising in the ordinary course of their business, which seek compensatory damages, punitive damages and equitable remedies. Although the Company is not aware of any actions or allegations that reasonably should give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular proceeding may be material to the Company’s Statutory Statements of Changes in Surplus for a particular period depending upon, among other factors, the size of the loss and the level of the Company’s changes in surplus for the period.

The Company held common stocks of subsidiaries and affiliates, for which the transfer of ownership was restricted by contractual requirements with a carrying value of $37 million as of December 31, 2015. The Company did not hold common stocks of subsidiaries and affiliates for which the transfer of ownership was restricted by contractual requirements as of December 31, 2014.

The Company does not rely on dividends from its subsidiaries to meet its operating cash flow requirements. For the domestic life insurance subsidiaries, substantially all of their statutory shareholder’s equity of approximately $1.4 billion as of December 31, 2015 was subject to dividend restrictions imposed by the State of Connecticut.

d.	Common stocks - unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,
	2015	2014

	(In Millions)

Adjusted cost basis	$1,215	$1,090
Gross unrealized gains	106	172
Gross unrealized losses	(181)	(74)

Carrying value	$1,140	$1,188

As of December 31, 2015, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $562 million in 301 issuers, $293 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2014, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $426 million in 159 issuers, $55 million of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2dd. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2015 or 2014.

The Company held common stocks, for which the transfer of ownership was restricted by contractual requirements, with carrying values of $249 million as of December 31, 2015 and $193 million as of December 31, 2014.

29

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Mortgage loans

Mortgage loans comprised commercial mortgage loans and residential mortgage loans. The Company’s commercial mortgage loans primarily finance various types of real estate properties throughout the U.S., the United Kingdom and Canada. The Company holds commercial mortgage loans for which it is the primary lender and mezzanine loans that are subordinate to senior secured first liens. The Company’s loan agreements with the senior lender contain negotiated provisions that are designed to maximize the Company’s influence with the objective of mitigating the Company’s risks as the secondary lender for mezzanine loans. Commercial mortgage loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

Residential mortgage loans are primarily seasoned pools of homogeneous residential mortgage loans substantially backed by Federal Housing Administration (FHA) and Veterans Administration (VA) guarantees. As of December 31, 2015 and 2014, the Company did not have any direct subprime exposure through the purchases of unsecuritized whole-loan pools.

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. The mortgage loan portfolio is diverse with no significant concentrations in any particular geographic region as of December 31, 2015 or 2014.

The carrying value and fair value of the Company’s mortgage loans were as follows:

	December 31,
	2015		2014

	Carrying Value	Fair Value	Carrying Value	Fair Value

	(In Millions)

Commercial mortgage loans:
Primary lender	$20,217	$20,742	$17,540	$18,157
Mezzanine loans	70	73	45	47

Total commercial mortgage loans	20,287	20,815	17,585	18,204

Residential mortgage loans:
FHA insured and VA guaranteed	1,714	1,677	1,763	1,729
Other residential loans	7	7	9	9

Total residential mortgage loans	1,721	1,684	1,772	1,738

Total mortgage loans	$22,008	$22,499	$19,357	$19,942

As of December 31, 2015, scheduled commercial mortgage loan maturities were as follows (in millions):

2016	$1,826
2017	1,542
2018	1,127
2019	1,559
2020	1,367
Thereafter	12,866

Commercial mortgage loans	20,287
Residential mortgage loans	1,721

Total	$22,008

30

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company uses an internal rating system as its primary method of monitoring credit quality. The following illustrates the Company’s mortgage loan portfolio categorized by what it believes is the equivalent rating agency designation:

	December 31, 2015

	AAA/AA/A	BBB	BB	B	CCC and Lower	Total

	(In Millions)

Commercial mortgage loans:
Primary lender	$9,499	$8,700	$1,503	$413	$102	$20,217
Mezzanine loans	-	34	36	-	-	70

Total commercial mortgage loans	9,499	8,734	1,539	413	102	20,287

Residential mortgage loans:
FHA insured and VA guaranteed	1,714	-	-	-	-	1,714
Other residential loans	7	-	-	-	-	7

Total residential mortgage loans	1,721	-	-	-	-	1,721

Total mortgage loans	$11,220	$8,734	$1,539	$413	$102	$22,008

	December 31, 2014

	AAA/AA/A	BBB	BB	B	CCC and Lower	Total

	(In Millions)

Commercial mortgage loans:
Primary lender	$8,428	$7,296	$1,636	$156	$24	$17,540
Mezzanine loans	-	35	10	-	-	45

Total commercial mortgage loans	8,428	7,331	1,646	156	24	17,585

Residential mortgage loans:
FHA insured and VA guaranteed	1,763	-	-	-	-	1,763
Other residential loans	9	-	-	-	-	9

Total residential mortgage loans	1,772	-	-	-	-	1,772

Total mortgage loans	$10,200	$7,331	$1,646	$156	$24	$19,357

The loan-to-value ratios by property type of the Company’s commercial mortgage loans were as follows:

	December 31, 2015

	Less Than 81%	81% to 95%	Above 95%	Total	% of Total

	($ In Millions)

Office	$6,750	$59	$102	$6,911	34%
Apartments	4,926	-	2	4,928	24
Industrial and other	3,186	173	-	3,359	17
Hotels	2,697	12	-	2,709	13
Retail	2,338	28	14	2,380	12

Total	$19,897	$272	$118	$20,287	100%

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2014

	Less Than 81%	81% to 95%	Above 95%	Total	% of Total

	($ In Millions)

Office	$6,013	$105	$28	$6,146	36%
Apartments	4,266	5	14	4,285	24
Industrial and other	3,036	391	-	3,427	19
Retail	1,937	-	15	1,952	11
Hotels	1,760	-	15	1,775	10

Total	$17,012	$501	$72	$17,585	100%

The maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 93.0% as of December 31, 2015 and 2014. The maximum percentage of any one mezzanine loan to the estimated value of secured collateral at the time the loan was originated was 76.5% as of December 31, 2015 and 2014.

The geographic distribution of commercial mortgage loans was as follows:

	December 31, 2015

	Carrying Value	Average Loan-to-Value Ratio

	($ In Millions)

California	$5,522	51%
New York	2,311	47%
Illinois	1,943	53%
Texas	1,558	53%
Massachusetts	1,276	55%
Washington	1,123	48%
All other	5,415	53%
United Kingdom	827	53%
Canada	312	66%

Total commercial mortgage loans	$20,287	53%

All other consists of 33 jurisdictions, with no individual exposure exceeding $949 million.

32

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2014

	Carrying Value	Average Loan-to-Value Ratio

	($ In Millions)

California	$4,466	53%
New York	2,005	51%
Illinois	1,800	54%
Texas	1,342	52%
Massachusetts	1,263	54%
District of Columbia	773	50%
All other	4,888	56%
United Kingdom	675	50%
Canada	373	55%

Total commercial mortgage loans	$17,585	53%

All other consists of 35 jurisdictions, with no individual exposure exceeding $666 million.

Interest rates, including fixed and variable, on the Company’s portfolio of mortgage loans were:

December 31,
	2015			2014

			Weighted			Weighted
	Low	High	Average	Low	High	Average

Commercial mortgage loans	2.6%	12.3%	5.1%	1.1%	12.3%	4.7%
Residential mortgage loans	2.4%	11.8%	5.1%	2.5%	11.9%	5.4%
Mezzanine mortgage loans	5.9%	12.0%	9.0%	5.9%	7.2%	6.2%

Interest rates, including fixed and variable, on new mortgage loans were:

Years Ended December 31,
	2015			2014

			Weighted			Weighted
	Low	High	Average	Low	High	Average

Commercial mortgage loans	2.6%	8.3%	4.0%	3.1%	10.0%	4.3%
Residential mortgage loans	3.9%	4.9%	4.0%	4.5%	4.7%	4.6%
Mezzanine mortgage loans	10.8%	12.0%	11.4%	- %	- %	- %

33

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents a summary of the Company’s impaired mortgage loans as of December 31, 2015:

	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income

	(In Millions)

With no allowance recorded:
Commercial mortgage loans:
Primary lender	$28	$31	$33	$-	$2

As of December 31, 2014, the Company had no impaired mortgage loans with or without a valuation allowance.

The following presents a summary of the Company’s impaired mortgage loans as of December 31, 2013:

	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance		Interest Income

	(In Millions)

With allowance recorded:
Commercial mortgage loans:
Primary lender	$49	$51	$68		$(9)	$4

The following presents changes in the valuation allowance recorded for the Company’s commercial mortgage loans:

				Years Ended December 31,
	2015			2014			2013

	Primary			Primary			Primary
	Lender	Mezzanine	Total	Lender	Mezzanine	Total	Lender	Mezzanine	Total

	(In Millions)

Beginning balance	$-	$-	$-	$(9)	$-	$(9)	$(5)	$(9)	$(14)
Additions	(5)	-	(5)	(2)	-	(2)	(19)	(7)	(26)
Decreases	-	-	-	1	-	1	-	9	9
Write-downs	5	-	5	10	-	10	15	7	22

Ending balance	$-	$-	$-	$-	$-	$-	$(9)	$-	$(9)

The Company did not hold any restructured mortgage loans or mortgage loans with principal or interest past due as of December 31, 2015 or 2014. The Company had no mortgage loans with suspended interest accruals as of December 31, 2015 or 2014.

34

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Real estate

The carrying value of real estate was as follows:

	December 31,
	2015	2014

	(In Millions)

Held for the production of income	$2,441	$2,173
Accumulated depreciation	(1,071)	(1,008)
Encumbrances	(613)	(558)

Held for the production of income, net	757	607

Held for sale	1	1
Occupied by the Company	338	322
Accumulated depreciation	(168)	(154)

Occupied by the Company, net	170	168

Total real estate	$928	$776

Non-income producing properties that are held for investment consist of properties under construction. The carrying value of non-income producing real estate was $45 million as of December 31, 2015 and $28 million as of December 31, 2014.

Depreciation expense on real estate was $95 million for the year ended December 31, 2015, $90 million for the year ended December 31, 2014 and $96 million for the year ended December 31, 2013.

g.	Partnerships and limited liability companies

Partnership and LLC holdings, at carrying value, by annual statement category were:

	December 31,
	2015	2014

	(In Millions)

Joint venture interests:
Common stocks	$4,375	$3,887
Real estate	1,545	1,709
Fixed maturities/preferred stock	755	617
Other	62	49
LIHTCs	288	278
Mortgage loans	264	248
Surplus notes	184	182

Total	$7,473	$6,970

There were no write-downs or reclassifications of LIHTC partnerships made during the years ended December 31, 2015 or December 31, 2014, due to forfeiture or ineligibility of tax credits or similar issues. In addition, there are no LIHTC properties currently subject to regulatory review.

35

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

h.	Derivatives

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce currency, interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create synthetic investments. These synthetic investments are created when they are economically more attractive than the actual instrument or when similar instruments are unavailable. Synthetic investments are created either to hedge and reduce the Company’s credit exposure or to create an investment in a particular asset. The Company held synthetic investments with a net notional amount of $10,330 million as of December 31, 2015 and $9,239 million as of December 31, 2014. These net notional amounts included replicated asset transaction values of $9,986 million as of December 31, 2015 and $8,354 million as of December 31, 2014, as defined under statutory accounting practices as the result of pairing of a long derivative contract with cash instruments.

The Company’s derivative strategy employs a variety of derivative financial instruments, including interest rate swaps, currency swaps, equity and credit default swaps, options, interest rate caps and floors, forward contracts and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not generally designated in hedging relationships; therefore, as allowed by statutory accounting practices, the Company intentionally has not applied hedge accounting.

Under interest rate swaps, the Company agrees, at specified intervals, to an exchange of variable rate and fixed rate interest payments calculated by reference to an agreed upon notional principal amount. Typically, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap agreement. Interest rate swaps are primarily used to more closely match the cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments.

Under currency swaps, the Company agrees to an exchange of principal denominated in two different currencies at current rates, under an agreement to repay the principal at a specified future date and rate. The Company uses currency swaps for the purpose of managing currency exchange risks in its assets and liabilities.

Credit default swaps involve a transfer of the credit risk of fixed income instruments from one party to another in exchange for periodic premium payments. The buyer of the credit default swap receives credit protection, whereas the seller of the swap provides protection for the credit worthiness of the underlying security. A credit default swap transfers the risk of default from the buyer of the swap to the seller. If a specified credit event occurs, as defined by the agreement, the seller is obligated to pay the counterparty the contractually agreed upon amount and receives in return the underlying security in an amount equal to the notional value of the credit default swap. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy.

The Company does not sell credit default swaps as a participant in the credit insurance market. The Company does, however, use credit default swaps as part of its investment management process. The Company buys credit default swaps as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells credit default swaps in order to create synthetic investment positions that enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market.

Options grant the purchaser the right to buy or sell a security or enter a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 15 years. A swaption is an option to enter an interest rate swap to either receive or pay a fixed rate at a future date. The Company purchases these options for the purpose of managing interest rate risks in its assets and liabilities.

The Company adopted a clearly defined hedging strategy (CDHS) to enable the Company to incorporate currently held hedges in risk-based capital (RBC) calculations. The CDHS is used to significantly mitigate the impact that movements in capital markets have on the liabilities associated with annuity guarantees. The hedge portfolio consists mainly of interest rate swaps, equity swaps, interest rate swaptions and equity futures, and provides protection in the stress scenarios under which RBC is calculated. The hedge portfolio has offsetting impacts relative to the total asset requirement for RBC and surplus for GMDB and VAGLB.

36

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company utilizes certain other agreements including forward contracts and financial futures. Currency forwards are contracts in which the Company agrees with other parties to exchange specified amounts of identified currencies at a specified future date. Typically, the exchange rate is agreed upon at the time of the contract. In addition, the Company also uses “to be announced” forward contracts (TBAs) to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost effective way. Typically, the price is agreed upon at contract inception and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus, accounts for these TBAs as derivatives. TBAs that settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Forward contracts and financial futures are used by the Company to reduce exposures to various risks including interest rates and currency rates.

The Company’s principal derivative market risk exposures are interest rate risk, which includes the impact of inflation, and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as market interest rates move. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. To minimize credit risk for bilateral transactions (individual contracts entered between the Company and a counterparty), the Company and its derivative counterparties generally enter into master netting agreements that allow the use of credit support annexes and require collateral to be posted in the amount owed under each transaction, subject to certain minimums. For over the counter cleared derivative transactions between the Company and a counterparty, the parties enter into a series of master netting and other agreements that govern, among other things, clearing and collateral requirements. These transactions are cleared through a clearinghouse and each derivative counterparty is only exposed to the default risk of the clearinghouse. Certain interest rate swaps and credit default swaps into which the Company enters are considered cleared transactions. These cleared transactions require initial and daily variation margin collateral postings. These same agreements allow for contracts in a positive position, in which amounts are due to the Company, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s exposure. Net collateral pledged by the counterparties was $2,964 million as of December 31, 2015 and $2,766 million as of December 31, 2014. The Company also has the right to rehypothecate or repledge securities. As of December 31, 2015, the Company had the right to rehypothecate $1,249 million of the $2,964 million of the net collateral pledged by counterparties. As of December 31, 2015, $23 million of securities collateral was rehypothecated to other counterparties. In the event of default, the full market value exposure at risk in a net gain position, net of offsets and collateral, was $267 million as of December 31, 2015 and $132 million as of December 31, 2014. The statutory net amount at risk, defined as net collateral pledged and statement values excluding accrued interest, was $667 million as of December 31, 2015 and $554 million as of December 31, 2014. The Company regularly monitors counterparty credit ratings and exposures, derivative positions and valuations and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized. The Company monitors this exposure as part of its management of the Company’s overall credit exposures.

37

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2015

	Assets		Liabilities

	Carrying Value	Notional Amount	Carrying Value	Notional Amount

	(In Millions)

Interest rate swaps	$8,033	$59,857	$5,797	$77,293
Options	622	6,558	7	109
Currency swaps	536	5,218	4	533
Forward contracts	55	2,455	13	1,011
Credit default swaps	22	1,860	19	1,055
Financial futures	-	2,027	-	-

Total	$9,268	$77,975	$5,840	$80,001

	December 31, 2014

	Assets		Liabilities

	Carrying Value	Notional Amount	Carrying Value	Notional Amount

	(In Millions)

Interest rate swaps	$7,688	$58,600	$5,359	$61,120
Options	524	9,323	9	596
Currency swaps	233	2,677	45	1,010
Forward contracts	70	3,362	3	298
Credit default swaps	16	1,269	8	777
Financial futures	-	1,798	-	-

Total	$8,531	$77,029	$5,424	$63,801

In most cases, the notional amounts are not a measure of the Company’s credit exposure. However, notional amounts are a measure of the Company’s credit exposure for credit default swaps that are in the form of a replicated asset and mortgage-backed forwards. For these swaps and forwards, the Company is fully exposed to notional amounts of $2,944 million as of December 31, 2015 and $2,385 million as of December 31, 2014.

The collateral amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices or financial or other indices.

The average fair value of outstanding derivative assets was $9,291 million for the year ended December 31, 2015 and $6,785 million for the year ended December 31, 2014. The average fair value of outstanding derivative liabilities was $6,044 million for the year ended December 31, 2015 and $4,536 million for the year ended December 31, 2014.

38

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the notional amounts of the Company’s credit default swaps by contractual maturity:

	December 31,	December 31,
	2015	2014

	(In Millions)

Due in one year or less	$57	$338
Due after one year through five years	2,058	1,408
Due after five years through ten years	800	300

Total	$2,915	$2,046

The following presents the Company’s gross notional interest rate swap positions:

	December 31,
	2015	2014

	(In Millions)

Open interest rate swaps in a fixed pay position	$65,031	$55,474
Open interest rate swaps in a fixed receive position	71,672	63,804
Other interest related swaps	447	442

Total interest rate swaps	$137,150	$119,720

The following summarizes the Company’s net realized gains (losses) on closed contracts and change in net unrealized gains (losses) related to market fluctuations on open contracts by derivative type:

	Year ended
	December 31, 2015

	Net Realized Gains (Losses) on Closed Contracts	Change In Net Unrealized Gains (Losses) on Open Contracts

	(In Millions)

Interest rate swaps	$(187)	$ (93)
Currency swaps	21	343
Options	(99)	2
Credit default swaps	9	(1)
Forward contracts	249	(24)
Financial futures	(57)	-

Total	$(64)	$ 227

39

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Year Ended
	December 31, 2014

	Net Realized Gains (Losses) on Closed Contracts	Change In Net Unrealized Gains (Losses) on Open Contracts

	(In Millions)

Interest rate swaps	$(58)	$760
Currency swaps	(2)	231
Options	(87)	141
Credit default swaps	14	2
Forward contracts	211	95
Financial futures	290	-

Total	$368	$1,229

	Year Ended
	December 31, 2013

	Net Realized Gains (Losses) on Closed Contracts	Change In Net Unrealized Gains on Open Contracts

	(In Millions)

Interest rate swaps	$(137)	$(679)
Currency swaps	35	(113)
Options	(49)	(120)
Credit default swaps	(18)	7
Forward contracts	(38)	(44)
Financial futures	(528)	-

Total	$(735)	$(949)

The following summarizes gross and net information of derivative assets and liabilities, along with collateral posted in connection with master netting agreements:

	December 31, 2015			December 31, 2014

	Derivative Assets	Derivative Liabilities	Net	Derivative Assets	Derivative Liabilities	Net

	(In Millions)

Gross	$9,268	$5,840	$3,428	$8,531	$5,424	$3,107
Due and accrued	803	1,475	(672)	714	1,391	(677)
Gross amounts offset	(4,653)	(4,653)	-	(4,159)	(4,159)	-

Net asset	5,418	2,662	2,756	5,086	2,656	2,430
Collateral posted	(3,350)	(386)	(2,964)	(3,146)	(380)	(2,766)

Net	$2,068	$2,276	$(208)	$1,940	$2,276	$(336)

40

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

i.	Repurchase agreements

The Company had repurchase agreements with carrying values of $5,130 million as of December 31, 2015 and $4,658 million as of December 31, 2014. As of December 31, 2015, the maturities of these agreements ranged from January 5, 2016 through February 2, 2016 and the interest rates ranged from 0.3% to 0.5%. The outstanding amounts were collateralized by cash and bonds with a carrying value of $5,135 million as of December 31, 2015 and bonds with a carrying value of $4,659 million as of December 31, 2014.

j.	Net investment income

Net investment income, including IMR amortization, comprised the following:

	Years Ended December 31,
	2015	2014	2013

	(In Millions)

Bonds	$3,439	$3,287	$3,149
Preferred stocks	27	21	19
Common stocks - subsidiaries and affiliates	511	71	180
Common stocks - unaffiliated	48	67	37
Mortgage loans	976	877	779
Policy loans	709	684	674
Real estate	169	191	195
Partnerships and LLCs	639	1,207	602
Derivatives	292	290	152
Cash, cash equivalents and short-term investments	14	10	12
Other	13	2	11

Subtotal investment income	6,837	6,707	5,810
Amortization of the IMR	140	192	189
Investment expenses	(590)	(567)	(528)

Net investment income	$6,387	$6,332	$5,471

During 2014, the Company received additional distributions from certain affiliated partnerships that generated net investment income. These distributions were related to the partnerships’ leasing and sale of properties.

41

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

k.	Net realized capital gains (losses)

Net realized capital gains, which include OTTI and are net of deferral to the IMR, comprised the following:

	Years Ended
	December 31,
	2015	2014	2013

	(In Millions)

Bonds	$(66)	$359	$18
Preferred stocks	2	4	14
Common stocks - subsidiaries and affiliates	64	11	33
Common stocks - unaffiliated	(8)	(71)	49
Mortgage loans	(8)	(9)	(20)
Real estate	50	211	54
Partnerships and LLCs	(97)	(18)	(46)
Derivatives	(64)	368	(735)
Other	216	(50)	(39)

Net realized capital (losses) gains before federal and state taxes and deferral to the IMR	89	805	(672)
Net federal and state tax expense	(151)	(282)	(147)

Net realized capital (losses) gains before deferral to the IMR	(62)	523	(819)
Net after tax losses (gains) deferred to the IMR	121	(357)	342

Net realized capital gains (losses)	$59	$166	$(477)

The IMR liability balance was $349 million as of December 31, 2015 and $628 million as of December 31, 2014 and was included in other liabilities on the Statutory Statements of Financial Position.

OTTI, included in the realized capital losses, consisted of the following:

	Years Ended December 31,
	2015	2014	2013

	(In Millions)

Bonds	$(170)	$(35)	$(32)
Preferred stock	(11)	-	-
Common stocks	(14)	(85)	(16)
Mortgage loans	(5)	(10)	(22)
Partnerships and LLCs	(70)	(56)	(45)

Total OTTI	$(270)	$(186)	$(115)

The Company recognized OTTI of $7 million for the year ended December 31, 2015, $14 million for the year ended December 31, 2014 and $18 million for the year ended December 31, 2013, on structured and loan-backed securities, which are included in bonds, primarily due to the present value of expected cash flows being less than the amortized cost.

For the year ended December 31, 2015, 1% of the $170 million of bond OTTI, for the year ended December 31, 2014, 6% of the $35 million of bond OTTI and for the year ended December 31, 2013, 25% of the $32 million of bond OTTI were determined using internally developed models. The remaining OTTI amounts were determined using external inputs such as publicly observable fair values and credit ratings. Refer to Note 2dd. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for more information on assumptions and inputs used in the Company’s OTTI models.

42

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Refer to Note 20. “Impairment listing for loan-backed and structured securities” for a CUSIP level list of impaired structured securities where the present value of cash flows expected to be collected is less than the amortized cost basis.

5.	Federal income taxes

The Company provides for DTAs in accordance with statutory accounting practices and has met the required threshold to utilize the three-year reversal period and 15% of surplus limitation.

The net DTA or deferred tax liability (DTL) recognized in the Company’s assets, liabilities and surplus is as follows:

	December 31, 2015

	Ordinary	Capital	Total

	(In Millions)

Gross DTAs	$3,023	$382	$3,405
Statutory valuation allowance adjustment	-	-	-

Adjusted gross DTAs	3,023	382	3,405
DTAs nonadmitted	-	-	-

Subtotal net admitted DTA	3,023	382	3,405
Total gross DTLs	(1,658)	(448)	(2,106)

Net admitted DTA(L)	$1,365	$(66)	$1,299

	December 31, 2014

	Ordinary	Capital	Total

	(In Millions)

Gross DTAs	$2,819	$236	$3,055
Statutory valuation allowance adjustment	-	-	-

Adjusted gross DTAs	2,819	236	3,055
DTAs nonadmitted	-	-	-

Subtotal net admitted DTA	2,819	236	3,055
Total gross DTLs	(1,713)	(383)	(2,096)

Net admitted DTA(L)	$1,106	$(147)	$959

	Change

	Ordinary	Capital	Total

	(In Millions)

Gross DTAs	$204	$146	$350
Statutory valuation allowance adjustment	-	-	-

Adjusted gross DTAs	204	146	350
DTAs nonadmitted	-	-	-

Subtotal net admitted DTA	204	146	350
Total gross DTLs	55	(65)	(10)

Net admitted DTA(L)	$259	$81	$340

43

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The amount of adjusted gross DTA admitted under each component of the guidance and the resulting change by tax character are as follows:

	December 31, 2015

	Ordinary	Capital	Total

	(In Millions)

Admitted DTA 3 years:
Federal income taxes that can be recovered	$48	$188	$236
Remaining adjusted gross DTAs expected to be realized within 3 years (lesser of 1 or 2):
1. Adjusted gross DTA to be realized	1,063	-	1,063
2. Adjusted gross DTA allowed per limitation threshold	2,024	-	2,024

Lesser of lines 1 or 2	1,063	-	1,063
Adjusted gross DTAs offset by existing DTLs	1,912	194	2,106

Total admitted DTA realized within 3 years	$3,023	$382	$3,405

	December 31, 2014

	Ordinary	Capital	Total

	(In Millions)

Admitted DTA 3 years:
Federal income taxes that can be recovered	$6	$144	$150
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	1,076	-	1,076
2. Adjusted gross DTA allowed per limitation threshold	1,940	-	1,940

Lesser of lines 1 or 2	1,076	-	1,076
Adjusted gross DTAs offset by existing DTLs	1,737	92	1,829

Total admitted DTA realized within 3 years	$2,819	$236	$3,055

	Change

	Ordinary	Capital	Total

	(In Millions)

Admitted DTA 3 years:
Federal income taxes that can be recovered	$42	$44	$86
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	(13)	-	(13)
2. Adjusted gross DTA allowed per limitation threshold	84	-	84

Lesser of lines 1 or 2	(13)	-	(13)
Adjusted gross DTAs offset by existing DTLs	175	102	277

Total admitted DTA realized within 3 years	$204	$146	$350

44

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s total realization threshold limitations are as follows:

	December 31,
	2015	2014

	($ In Millions)

Ratio percentage used to determine recovery period and threshold limitation	926%	932%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$13,645	$12,932

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs, including the impact of available carryback and carryforward periods, projected taxable income and tax-planning strategies in making this assessment. The impact of tax-planning strategies is as follows:

December 31, 2015

	Ordinary	Capital	Total

(Percent)

Impact of tax-planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	- %	- %	- %

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	67%	- %	67%

December 31, 2014

	Ordinary	Capital	Total

(Percent)

Impact of tax-planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	- %	- %	- %

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	68%	- %	68%

Change

	Ordinary	Capital	Total

(Percent)

Impact of tax-planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	- %	- %	- %

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	(1)%	- %	(1)%

There are no reinsurance strategies included in the Company’s tax-planning strategies.

45

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2015	2014	2013

	(In Millions)

Federal income tax expense (benefit) on operating earnings	$(159)	$20	$(157)
Foreign income tax expense on operating earnings	6	3	15

Total federal and foreign income tax expense (benefit) on operating earnings	(153)	23	(142)
Federal income tax expense on net realized capital gains (losses)	151	282	147

Total federal and foreign income tax expense (benefit)	$(2)	$305	$5

46

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2015	2014	Change

	(In Millions)

DTAs:
Ordinary
Reserve items	$965	$873	$92
Policy acquisition costs	644	591	53
Nonadmitted assets	457	451	6
Policyholders’ dividends	374	334	40
Pension and compensation related items	267	252	15
Investment items	185	132	53
Expense items	26	74	(48)
Unrealized investment losses	3	7	(4)
Other	102	105	(3)

Total ordinary DTAs	3,023	2,819	204

Admitted ordinary DTAs	3,023	2,819	204

Capital
Unrealized investment losses	233	96	137
Investment items	149	140	9

Total capital DTAs	382	236	146

Admitted capital DTAs	382	236	146

Admitted DTAs	3,405	3,055	350

DTLs:
Ordinary
Unrealized investment gains	782	815	(33)
Deferred and uncollected premium	300	281	19
Pension items	253	301	(48)
Investment Items	76	100	(24)
Reserve for audits and settlements	74	74	—
Other	173	142	31

Total ordinary DTLs	1,658	1,713	(55)

Capital
Unrealized investment gains	363	306	57
Investment items	85	77	8

Total capital DTLs	448	383	65

Total DTLs	2,106	2,096	10

Net admitted DTA	$1,299	$959	$340

47

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes comprised the following:

	Years Ended December 31,
	2015	2014	2013

	(In Millions)

Net DTA(L)	$340	$(207)	$559
Less: Items not recorded in the change in net deferred income taxes:
Tax-effect of unrealized gains/(losses)	(109)	311	(291)
Tax-effect of change in accounting method for	-	-	(4)

Change in net deferred income taxes	$231	$104	$264

As of December 31, 2015, the Company had no net operating or capital loss carryforwards to include in deferred income taxes. The Company has no tax credit carryforwards included in deferred taxes.

The components of federal and foreign income tax are recorded in the Statutory Statements of Operations and the Statutory Statements of Changes in Surplus and are different from those which would be obtained by applying the prevailing federal income tax rate to net gain from operations before federal income taxes. The significant items causing this difference are as follows:

	Years Ended December 31,
	2015	2014	2013

	(In Millions)

Provision computed at statutory rate	$101	$450	$(218)
Expense items	25	5	136
Change in reserve valuation basis	23	(20)	(20)
Foreign governmental income taxes	4	1	11
Investment items	(325)	(117)	(154)
Tax credits	(52)	(47)	(46)
Nonadmitted assets	(6)	(34)	30
Other	(3)	(37)	3

Total statutory income tax (benefit) expense	$(233)	$201	$(258)

Federal and foreign income tax expense (benefit)	$(2)	$305	$6
Change in net deferred income taxes	(231)	(104)	(264)

Total statutory income tax (benefit) expense	$(233)	$201	$(258)

The Company paid federal income taxes of $234 million in 2015 and $10 million in 2014 and received refunds of $112 million in 2013.

The total income taxes incurred in prior years that will be available for recoupment in the event of future net losses total $39 million, $426 million and $46 million related to December 31, 2015, 2014 and 2013, respectively.

48

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company and its eligible U.S. subsidiaries are included in a consolidated U.S. federal income tax return. The Company and its subsidiaries and affiliates also file income tax returns in various states and foreign jurisdictions. The Company and its eligible subsidiaries and certain affiliates (the Parties) have executed and are subject to a written tax allocation agreement (the Agreement). The Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Agreement provides the Company with the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur. Further, the Agreement provides the Company with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes.

Companies are generally required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns that may be challenged by various taxing authorities, in order to provide users of financial statements more information regarding potential liabilities. The Company recognizes tax benefits and related reserves in accordance with existing statutory accounting practices for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2015	$144
Gross change related to positions taken in prior years	3
Gross change related to settlements	-
Gross change related to positions taken in current year	3
Gross change related to lapse of statutes of limitations	-

Balance, December 31, 2015	$150

Included in the liability for unrecognized tax benefits as of December 31, 2015, are $141 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for the unrecognized tax benefits as of December 31, 2015 includes $6 million of unrecognized tax benefits net of indirect tax benefits of $2 million that, if recognized, would impact the Company’s effective tax rate.

The Company recognized an increase of $3 million in accrued interest related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest recognized was $20 million as of December 31, 2015 and $17 million as of December 31, 2014. The Company has no accrued penalties related to the liability for unrecognized tax benefits. In the next year, the Company does not anticipate the total amount of uncertain tax positions to significantly increase or decrease.

The Internal Revenue Service (IRS) has completed its examination of the tax returns filed for years 2010 and prior. The IRS is currently auditing the years 2011 through 2013. The Company does not expect a material change in its financial position or liquidity as a result of these audits.

The Company’s litigation with the federal government regarding the timing of the deduction for certain policyholder dividends for tax years 1995 through 1997 was successfully concluded in 2015. The favorable effect of the decision in the U.S. Court of Federal Claims was reflected in the Company’s financial statements in prior years.

As of December 31, 2015 and 2014, the Company did not recognize any protective deposits as admitted assets.

The Tax Increase Prevention Act of 2014, signed into law on December 19, 2014, extended the 50% first year bonus depreciation to qualified property acquired and placed in service during 2014. On December 18, 2015, the Preventing Americans from Tax Hikes Act of 2015 (the PATH Act) was enacted and provides for a multi-year extension of this provision through 2019. The PATH Act extends 50% bonus depreciation to 2015 through 2017, it then phases down to 40% for 2018 and 30% for 2019. The extension of these tax provisions are not expected to have a material effect on the Company’s financial position or liquidity.

49

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

6.	Other than invested assets

a.	Corporate-owned life insurance

In November 2015, the Company purchased COLI from unaffiliated third party insurers to cover the lives of certain qualified senior employees. The primary purpose of the program is to offset future employee benefit expenses. The Company pays all premiums and is the owner and beneficiary of these policies. As of December 31, 2015, the Company recorded $1,927 million for the cash surrender value of these policies.

b.	Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading and reinsurance, are included in other than invested assets in the Company’s Statutory Statements of Financial Position. The following summarizes the deferred and uncollected life insurance premium on a gross basis, as well as, net of loading and reinsurance:

	December 31,
	2015		2014

	Gross	Net	Gross	Net

	(In Millions)

Ordinary new business	$114	$35	$103	$33
Ordinary renewal	649	712	612	671
Group life	9	9	10	10

Total	$772	$756	$725	$714

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses. Refer to Note 2s. “Policyholders’ reserves” for information on the Company’s accounting policies regarding gross premium and net premium.

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in deferred and uncollected life insurance premium is included in premium income. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.

In certain instances, gross premium is less than net premium according to the standard valuation set by the Division and the Department. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use standard conservative valuation mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers. The Company had life insurance in force of $28,223 million as of December 31, 2015 and $24,722 million as of December 31, 2014 for which gross premium was less than net premium.

50

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Fixed assets

Fixed assets are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are determined using the straight-line method over the estimated useful lives of the assets and include both admitted and nonadmitted assets. Estimated lives range up to fifteen years for leasehold improvements and up to ten years for all other fixed assets. Most unamortized software and office equipment are nonadmitted assets.

The Company’s admitted fixed assets included EDP equipment of $39 million, net of accumulated depreciation of $179 million, as of December 31, 2015 and $32 million, net of accumulated depreciation of $215 million, as of December 31, 2014. The depreciation expense for all fixed assets was $49 million for the year ended December 31, 2015 and $43 million for the year ended December 31, 2014.

7.	Policyholders’ liabilities

a.	Policyholders’ reserves

The Company had life insurance in force of $514,840 million as of December 31, 2015 and $478,773 million as of December 31, 2014.

The following summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2015				2014

	Amount	Interest Rates			Amount	Interest Rates

	($ In Millions)

Individual life	$44,724	2.5%	-	6.0%	$41,977	2.5%	-	6.0%
Group life	16,381	2.5%	-	4.5%	14,423	2.5%	-	4.5%
Group annuities	20,843	2.3%	-	11.3%	17,584	2.3%	-	11.3%
Individual annuities	12,149	2.3%	-	11.8%	11,314	2.3%	-	11.8%
Individual universal and variable life	5,542	3.5%	-	6.0%	5,093	3.5%	-	6.0%
Disabled life claim reserves	1,876	3.5%	-	6.0%	1,879	3.5%	-	6.0%
Disability active life reserves	808	3.5%	-	6.0%	732	3.5%	-	6.0%
Other	303	2.5%	-	6.0%	289	2.5%	-	6.0%

Total	$102,626				$93,291

Individual life includes whole life and term insurance. Group life includes COLI, bank-owned life insurance (BOLI), group universal life and group variable universal life products. Individual annuities include individual annuity contracts and structured settlements. Group annuities include deferred annuities and single premium annuity contracts. Disabled life claim reserves include disability income and long-term care claims and expenses that have been incurred but not reported. Disability active life reserves include disability income and long-term care contracts issued. Other is comprised of disability life and accidental death insurance.

51

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Liabilities for deposit-type contracts

The following summarizes liabilities for deposit-type contracts and the range of interest rates by type of product:

	December 31,
	2015				2014

	Amount	Interest Rates			Amount	Interest Rates

	($ In Millions)

Guaranteed interest contracts:
Note programs	$3,756	0.4%	-	6.2%	$3,515	0.4%	-	6.2%
Federal Home Loan Bank of Boston	1,104	1.8%	-	3.0%	701	1.1%	-	3.0%
Municipal contracts	955	0.4%	-	7.8%	-	0.0%	-	0.0%
Other	129	8.3%	-	9.7%	2	8.3%	-	9.7%
Supplementary contracts	751	0.3%	-	7.0%	690	0.3%	-	7.0%
Dividend accumulations	538	3.4%	-	4.0%	547	3.4%	-	4.1%
Other deposits	3,258	4.0%	-	8.0%	3,590	4.0%	-	8.0%

Total	$10,491				$9,045

Note programs

Funding agreements are investment contracts sold to domestic and international institutional investors. Funding agreement liabilities are equal to the account value and are established by contract deposits, increased by interest credited and decreased by contract coupon payments and maturities. Contract holders do not have the right to terminate the contract prior to the contractually stated maturity date. The Company may retire funding agreements prior to the contractually-stated maturity date by repurchasing the agreement in the market or, in some cases, by calling the agreement. If this occurs, the difference in value is an adjustment to interest credited to liabilities for deposit-type contracts in the Consolidated Statutory Statements of Operations. Credited interest rates vary by contract and can be fixed or floating. Agreements do not have put provisions or ratings-based triggers. The liability of non-U.S. dollar denominated funding agreements may increase or decrease due to changes in foreign exchange rates. Currency swaps are employed to eliminate foreign exchange risk from all funding agreements issued to back non-U.S. dollar denominated notes.

Under the note programs, the Company creates special purpose entities (SPEs), which are investment vehicles or trusts, for the purpose of issuing medium-term notes to investors. Proceeds from the sale of the medium-term notes issued by these SPEs are used to purchase funding agreements from the Company. The payment terms of any particular series of notes are matched by the payment terms of the funding agreement securing the series. Notes were issued from the Company’s $2.0 billion European Medium-Term Note Program with approximately $107 million remaining in run-off. Notes are currently issued from the Company’s $17.0 billion Global Medium-Term Note Program.

Federal Home Loan Bank of Boston

The Company has funding agreements with Federal Home Loan Bank of Boston (FHLB Boston) in an investment spread strategy, consistent with its other funding agreements. These funding agreements are collateralized by securities with estimated fair values of $1.1 billion as of December 31, 2015. The Company’s borrowing capacity with FHLB Boston is subject to the lower of the limitation on the pledge of collateral for a loan set forth by law or by the Company’s internal limit. The Company’s unused capacity was $900 million as of December 31, 2015. As a member of FHLB Boston, the Company held common stock of FHLB Boston with a statement value of $75 million as of December 31, 2015 and $57 million as of December 31, 2014.

52

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Municipal contracts

In 2015, the Company entered into a contract and was assigned the liability for a block of municipal guaranteed investment contracts (municipal contracts) and was paid a premium since the contracts have above market credited rates. Liabilities for deposit-type contracts includes the municipal contracts’ account values, which are established by contract deposits, increased by interest credited (fixed or floating) and decreased by contract coupon payments, additional withdrawals, maturities and amortization of premium. Certain municipal contracts allow additional deposits, subject to restrictions, which are credited based on the rates in the contracts. Contracts have scheduled payment dates and amounts and interest is paid periodically. In addition, certain contracts allow additional withdrawals above and beyond the scheduled payments. These additional withdrawals have certain restrictions on the number per year, minimum dollar amount and are limited to the maximum contract balance. The majority of the municipal contracts allow early contract termination under certain conditions.

Certain municipal contracts contain make-whole provisions, which document the formula for full contract payout. Certain municipal contracts have ratings-based triggers that allow the trustee to declare the entire balance due and payable. Municipal contracts may also have terms that require the Company to post collateral to a third party based on the contract balance in the event of a downgrade in ratings below certain levels under certain circumstances. When the collateral is other than cash, the collateral value is required to be greater than the account balance. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various liability risks. By performing asset liability management and performing other risk management activities, the Company believes that these contract provisions do not create an undue level of operating risk to the Company.

Other deposits

Other deposits primarily consist of investment contracts assumed as part of the indemnity reinsurance agreement discussed in Note 8. “Reinsurance”. These contracts are used to fund retirement plans. Contract payments are not contingent upon the life of the retirement plan participant.

As of December 31, 2015, the Company’s guaranteed interest contracts by expected maturity year were as follows (in millions):

2016	$711
2017	572
2018	968
2019	675
2020	654
Thereafter	2,364

Total	$5,944

Most guaranteed interest contracts only mature on their contractual maturity date. Actual maturities for municipal contracts may differ from their contractual maturity dates, as these contracts permit early contract termination under certain conditions.

53

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Unpaid claims and claim expense reserves

The Company establishes unpaid claims and claim expense reserves to provide for the estimated costs of claims for individual disability and long-term care policies. These reserves include estimates for both claims that have been reported and those that have been incurred but not reported, and include estimates of all future expenses associated with the processing and settling of these claims. This estimation process is primarily based on the assumption that experience is an appropriate indicator of future events and involves a variety of actuarial techniques that analyze experience, trends and other relevant factors. The amounts recorded for unpaid claims and claim expense reserves represent the Company’s best estimate based upon facts and actuarial guidelines. Accordingly, actual claim payouts may vary from these estimates.

The following summarizes the changes in disabled life and long-term care unpaid claims and claim expense reserves:

	December 31,
	2015	2014

	(In Millions)

Claim reserves, beginning of year	$2,044	$2,031
Less: Reinsurance recoverables	143	134

Net claim reserves, beginning of year	1,901	1,897

Claims paid related to:
Current year	(13)	(15)
Prior years	(333)	(320)

Total claims paid	(346)	(335)

Incurred related to:
Current year’s incurred	228	236
Current year’s interest	3	5
Prior year’s incurred	35	17
Prior year’s interest	80	81

Total incurred	346	339

Net claim reserves, end of year	1,901	1,901
Reinsurance recoverables	150	143

Claim reserves, end of year	$2,051	$2,044

54

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The changes in reserves for incurred claims related to prior years are generally the result of recent loss development trends. The $35 million increase in the prior years’ incurred claims for 2015 and the $17 million increase in the prior years’ incurred claims for 2014 were generally the result of differences between actual termination experience and statutorily prescribed tables.

The following reconciles disabled life claim reserves to the net claim reserves at the end of the years presented in the previous table. Disabled life claim reserves are recorded in policyholders’ reserves. Accrued claim liabilities are recorded in other liabilities.

	December 31,
	2015	2014

	(In Millions)

Disabled life claim reserves	$1,876	$1,877
Accrued claim liabilities	25	24
Net claim reserves, end of year	$1,901	$1,901

d.	Additional liability for annuity contracts

Certain variable annuity contracts include additional death or other insurance benefit features, such as GMDBs, GMIBs, GMABs and GMWBs. In general, living benefit guarantees require the contract holder or policyholder to adhere to a company-approved asset allocation strategy. Election of these benefits is generally only available at contract issue.

The following shows the liabilities for GMDBs, GMIBs, GMABs and GMWBs (in millions):

Liability as of January 1, 2014	$274
Incurred guarantee benefits	214
Paid guarantee benefits	(2)

Liability as of December 31, 2014	486
Incurred guarantee benefits	89
Paid guarantee benefits	(3)

Liability as of December 31, 2015	$572

The Company held reserves in accordance with the stochastic scenarios as of December 31, 2015 and 2014. As of December 31, 2015 and 2014, the Company held additional reserves above those indicated based on the stochastic scenarios in order to maintain a prudent level of reserve adequacy.

55

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with GMDBs, GMIBs, GMABs and GMWBs classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31, 2015			December 31, 2014

	Account Value	Net Amount at Risk	Weighted Average Attained Age	Account Value	Net Amount at Risk	Weighted Average Attained Age

	($ In Millions)

GMDB	$18,991	$90	63	$19,391	$37	63
GMIB Basic	959	107	66	1,136	64	65
GMIB Plus	3,106	561	65	3,373	300	64
GMAB	3,072	57	58	2,859	3	58
GMWB	209	15	68	232	4	68

As of December 31, 2015, the GMDB account value above consists of $4,675 million of Modco assumed within the separate accounts. As of December 31, 2014, the GMDB account value above consists of $4,956 million of Modco assumed within the separate accounts.

Account values of variable annuity contracts with GMDBs, GMIBs, GMABs and GMWBs are summarized below:

	December 31, 2015			December 31, 2014

	Separate Account	General Account	Total	Separate Account	General Account	Total

	(In Millions)

GMDB	$15,089	$3,902	$18,991	$15,658	$3,733	$19,391
GMIB Basic	943	16	959	1,121	15	1,136
GMIB Plus	3,106	-	3,106	3,373	-	3,373
GMAB	3,018	54	3,072	2,801	58	2,859
GMWB	209	-	209	232	-	232

e.	Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDBs or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The following presents the changes in the liability, net of reinsurance, for guarantees on universal life and variable universal life type contracts:

	December 31,
	2015	2014

	(In Millions)

Beginning balance	$2,673	$2,257
Net liability increase	374	416

Ending balance	$3,047	$2,673

56

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

8.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business in order to mitigate the impact of underwriting mortality and morbidity risks. Such transfers do not relieve the Company of its primary liability to its customers and, as such, failure of reinsurers to honor their obligations could result in credit losses that could arise if a reinsurer defaults. The Company reduces reinsurance default risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations within the Company’s reinsurers. The Company reinsures a portion of its mortality risk in its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement with reinsurers. The Company also reinsures a portion of its morbidity risk in its disability and long-term care business. The amounts reinsured are on a yearly renewable term, coinsurance or Modco basis. The Company’s mortality risk retention limit per individual life insured is generally $15 million.

Refer to Note 17. “Related party transactions” for information about the Company’s affiliated assumed reinsurance transactions.

The Company did not reinsure any policies with a company chartered in a country other than the U.S., excluding U.S. branches of these companies, which was owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor or any other person not primarily engaged in the insurance business. There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

If all reinsurance agreements were terminated by either party as of December 31, 2015, the resulting reduction in surplus due to loss of reinsurance reserve credits, net of unearned premium, would be approximately $3,475 million assuming no return of the assets, excluding assets in trust, backing these reserves from the reinsurer to the Company.

Reinsurance amounts included in the Statutory Statements of Operations were as follows:

	Years Ended December 31,
	2015	2014	2013

	(In Millions)

Direct premium	$20,754	$17,337	$19,260
Premium assumed	1,608	1,827	1,921
Premium ceded	(819)	(781)	(744)

Total net premium	$21,543	$18,383	$20,437

Reinsurance recoveries
Assumed	$(88)	$(63)	$(76)
Ceded	594	472	381

57

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2015	2014

	(In Millions)

Reinsurance reserves:
Assumed	$9,359	$9,447
Ceded	(3,803)	(3,320)

Amounts recoverable from reinsurers
Assumed	(37)	(20)
Ceded	195	128

Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2015 include $2,344 million associated with life insurance policies, $1,407 million for long-term care, $39 million for disability and $13 million for group life and health. Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2014 include $2,174 million associated with life insurance policies, $1,086 million for long-term care, $46 million for disability and $14 million for group life and health.

In 2015, the Company strengthened its gross long-term care policyholders’ reserves by $200 million to reflect the risk inherent in the cash flows of this business. This risk is ceded to an unaffiliated reinsurer, therefore the ceded policyholders’ reserves have also been increased by $200 million.

As of December 31, 2015, one reinsurer accounted for 28% of the outstanding balance of the reinsurance recoverable and the next largest reinsurer had 21%. The Company continues to monitor its morbidity risk ceded to one unaffiliated reinsurer for its long-term care business. Overall, the Company believes that each of these exposures to a single reinsurer does not create an undue concentration of risk and the Company’s business is not substantially dependent upon any single reinsurer.

9.	Withdrawal characteristics

a.	Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2015 are illustrated below:

	General Account	Separate Account w/ Guarantees	Separate Account Nonguaranteed	Amount	% of Total

	($ In Millions)

Subject to discretionary withdrawal:
With market value adjustment	$13,589	$-	$-	$13,589	14%
At book value less current surrender charge of 5% or more	2,224	-	-	2,224	2
At fair value	-	15,991	39,929	55,920	56

Subtotal	15,813	15,991	39,929	71,733	72
Subject to discretionary withdrawal:
At book value without fair value adjustment	9,235	550	-	9,785	10
Not subject to discretionary withdrawal	17,858	250	-	18,108	18

Total	$42,906	$16,791	$39,929	$99,626	100%

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a summary of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31, 2015 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves – group annuities	$20,838
Policyholders’ reserves – individual annuities	11,577
Liabilities for deposit-type contracts	10,491

Subtotal	42,906

Separate Account Annual Statement:
Annuities	54,896
Other annuity contract deposit-funds and guaranteed interest contracts	1,824

Subtotal	56,720

Total	$99,626

b.	Separate accounts

The Company has guaranteed separate accounts classified as the following: (1) indexed, which are invested to outperform an established index based on the guarantee and (2) nonindexed, which have multiple concurrent guarantees, including a guarantee that applies for as long as the contract is in effect and does not exceed a 4% rate of return. The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense and minimum death benefit guarantees.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2015 is as follows:

	Guaranteed

		Nonindexed
		Less Than/	Non
	Indexed	Equal to 4%	Guaranteed	Total

	(In Millions)

Net premium, considerations or deposits for the year ended December 31, 2015	$-	$-	$8,719	$8,719

Reserves at December 31, 2015:
For accounts with assets at:
Fair value	$292	$16,540	$42,589	$59,421

Subtotal	292	16,540	42,589	59,421
Nonpolicy liabilities	-	-	955	955

Total	$292	$16,540	$43,544	$60,376

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$-	$15,990	$42,589	$58,579
At book value without market value adjustment and current surrender charge of less than 5%	-	550	-	550

Subtotal	-	16,540	42,589	59,129
Not subject to discretionary withdrawal	292	-	-	292
Nonpolicy liabilities	-	-	955	955

Total	$292	$16,540	$43,544	$60,376

The Company does not have any reserves in separate accounts for asset default risk in lieu of AVR.

The following is a reconciliation of amounts reported as transfers (from) to separate accounts in the summary of operations of the Company’s NAIC Separate Account Annual Statement to the amounts reported as net transfers (from) to separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Operations:

	Years Ended December 31,
	2015	2014	2013

	(In Millions)

From the Separate Account Annual Statement:
Transfers to separate accounts	$8,167	$6,164	$7,941
Transfers from separate accounts	(7,560)	(7,201)	(9,023)

Subtotal	607	(1,037)	(1,082)
Reconciling adjustments:
Net withdrawals on deposit-type liabilities	(1,360)	(242)	1

Net transfers from separate accounts	$(753)	$(1,279)	$(1,081)

Net deposits on deposit-type liabilities are not considered premium and therefore are excluded from the Statutory Statements of Operations.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

10.	Debt

The Company issues commercial paper in the form of Notes in minimum denominations of $250 thousand up to a total aggregation of $1 billion with maturity dates up to a maximum of 270 days from the date of issuance. Noninterest bearing Notes are sold at par less a discount representing an interest factor. Interest bearing Notes are sold at par. The Notes are not redeemable or subject to voluntary prepayments by the Company. The Notes had a carrying value and face amount of $250 million as of December 31, 2015 and 2014. Notes issued in 2015 had interest rates ranging from 0.14% to 0.45% with maturity dates ranging from 1 to 48 days. Interest expense for commercial paper was less than $1 million for the years ended December 31, 2015 and 2014.

On September 26, 2014, the Company signed a $1 billion, five year credit facility, with a syndicate of lenders that can be used for general corporate purposes and to support commercial paper borrowings. The credit facility replaced an existing $1 billion credit facility, which was due to expire in 2017. The facility has an upsize option for an additional $500 million. The terms of the credit facility provide for, among other provisions, covenants pertaining to liens, fundamental changes, transactions with affiliates and adjusted statutory surplus. As of and for the years ended December 31, 2015 and 2014, the Company was in compliance with all covenants under the credit facility. For the years ended December 31, 2015 and 2014, there were no draws on the credit facilities. Credit facility fees were $1 million for the year ended December 31, 2015 and less than $1 million for the year ended December 31, 2014.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

11.	Employee benefit plans

The Company provides multiple benefit plans including retirement plans and life and health benefits to employees, certain employees of unconsolidated subsidiaries, agents and retirees.

In August 2015, the Company communicated its intent to amend its retired employee and retired agent welfare benefit plans with regard to the medical coverage of Medicare-eligible and non-Medicare eligible retirees and their dependents as well as certain former employees receiving long-term disability benefits and surviving dependents (Covered Retirees). Effective January 1, 2016, MassMutual will no longer provide company-sponsored medical coverage to Covered Retirees through the self-insured medical options under its welfare benefit plans. Instead, the Company will provide access to health insurance coverage for Covered Retirees and their dependents through a private insurance marketplace. Eligible Covered Retirees will be provided with a company-funded health reimbursement account, which can be used for reimbursement of health insurance premiums or eligible out-of-pocket medical expenses. Effective January 1, 2016, the Medicare Part D subsidy will no longer apply as Medicare-eligible participants will no longer be covered under the self-insured retiree health care plans. The projected benefit obligation decreased $98 million as a result of this amendment. This decrease was recorded as part of the fourth quarter remeasurement and is being amortized through net periodic benefit cost over the average remaining years of service of the eligible employees and agents.

In October 2014, the Society of Actuaries issued RP 2014 mortality tables which included a mortality improvement scale. The mortality improvement scale was amended in October 2015. The Company adopted the new mortality tables and improvement scale as part of its 2015 remeasurement and completed its decrement study, which included the mortality tables and an update to other key plan assumptions. As a result of this change, the projected benefit obligation as of December 31, 2015 increased by approximately $155 million.

a.	Pension plans

The Company has funded and unfunded noncontributory defined benefit pension plans that cover substantially all employees, agents and retirees. The qualified defined benefit plan (the Plan) includes a defined benefit formula and a cash balance formula. Participants earn benefits under the plan based on the defined benefit formula, the cash balance formula, or a combination of both formulas as determined by their date of hire or rehire. Under the defined benefit formula, benefits are calculated based on final average earnings and length of service. Benefits under the cash balance formula are determined based on age, service and salary during the participants’ careers.

The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974. The Company contributed $47 million in 2015 and $20 million in 2014 to its qualified defined benefit plan.

b.	Defined contribution plans

The Company sponsors funded (qualified 401(k) thrift savings) and unfunded (nonqualified deferred compensation thrift savings) defined contribution plans for its employees, agents and retirees. The qualified 401(k) thrift savings plan’s net assets available for benefits were $2,220 million as of December 31, 2015 and $2,149 million as of December 31, 2014. The Company match for the qualified 401(k) thrift savings plan is limited to 5% of eligible W-2 compensation. The Company’s total matching thrift savings contributions, included in general insurance expenses were $42 million for the year ended December 31, 2015 and $44 million for the year ended December 31, 2014 and $36 million for 2013.

The Company also maintains a defined contribution plan for agents, which was frozen in 2001. The net assets available for these benefits were $177 million as of December 31, 2015 and $187 million as of December 31, 2014.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Other postretirement and postemployment benefits

The Company provides certain life insurance and health care benefits (other postretirement benefits) for its retired employees and agents, their beneficiaries and covered dependents. MMHLLC has the obligation to pay the Company’s other postretirement benefits. The transfer of this obligation to MMHLLC does not relieve the Company of its primary liability. MMHLLC is allocated other postretirement expenses related to interest cost, amortization of actuarial gains (losses) and expected return on plan assets, whereas service cost and prior service cost are recorded by the Company.

The health care plan is contributory. A portion of the basic life insurance plan is noncontributory. Substantially all of the Company’s U.S. employees and agents may become eligible to receive other postretirement benefits. These benefits are funded as the benefits are provided to the participants. The postretirement health care plans, which will be closed to most Covered Retirees effective January 1, 2016, include a limit on the Company’s share of costs for certain retirees.

The Company provides retiree life insurance coverage for home office employees who, as of January 1, 2010, were age 50 with at least 10 years of service or had attained 75 points, generally age plus service, with a minimum 10 years of service.

Accrued Postemployment Benefits

The Company provides severance-related postemployment benefits for home office employees. The net accumulated liability for these benefits was $43 million as of December 31, 2015 and $35 million as of December 31, 2014.

The Company accrues postemployment benefits for the health benefits of agents who qualify for long-term disability and are not retired. The net accumulated liability for these benefits was $7 million as of December 31, 2015 and $10 million as of December 31, 2014.

d.	Benefit obligations

Accumulated benefit obligations are the present value of pension benefits earned as of a December 31 measurement date (the Measurement Date) based on service and compensation and do not take into consideration future salary levels.

Projected benefit obligations for pension benefits are the present value of pension benefits earned as of the Measurement Date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

Refer to Note 12f, “Amounts recognized in the Statutory Statements of Financial Position,” for details on the funded status of the plans.

Accumulated and projected postretirement benefit obligations for other postretirement benefits are the present value of postretirement medical and life insurance benefits earned as of the Measurement Date projected for estimated salary and medical claim rate increases to an assumed date with respect to retirement, disability or death.

Actuarial (gains) losses represent the difference between the expected results and the actual results used to determine the projected benefit obligation, accumulated benefit obligation and current year expense. A few of the major assumptions used in this calculation include: expected future compensation levels, healthcare cost trends, mortality and expected retirement age.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the total pension and other postretirement accumulated benefit obligation:

	December 31,
	2015	2014	2015	2014

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Accumulated benefit obligation	$2,606	$2,542	$305	$412

The following sets forth the change in projected benefit obligation of the defined benefit pension and other postretirement plans:

	December 31,
	2015	2014	2015	2014

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Projected benefit obligation, beginning of year	$2,581	$2,269	$412	$357
Service cost	71	73	9	8
Interest cost	99	108	14	16
Contributions by plan participants	-	-	9	10
Plan amendments	-	-	(98)	-
Actuarial (gains) losses	44	(63)	(20)	4
Medicare prescription drug direct subsidy	-	-	1	1
Benefits paid	(111)	(101)	(28)	(29)
Change in discount rate	(134)	295	(24)	45
Change in actuarial assumptions	125	-	30	-

Projected benefit obligation, end of year	$2,675	$2,581	$305	$412

The determination of the discount rate is based upon rates commensurate with current yields on high quality corporate bonds as of the Measurement Date. A spot yield curve is developed from this data which is used to determine the present value for the obligation. The projected plan cash flows are discounted to the Measurement Date based on the spot yield curve. A single discount rate is utilized to ensure the present value of the benefits cash flow equals the present value computed using the spot yield curve. A 25 basis point change in the discount rate results in approximately an $84 million change in the projected pension benefit obligation. The methodology includes producing a cash flow of annual accrued benefits. See Note 12h. “Assumptions” for details on the discount rate.

e.	Plan assets

All investments of the qualified pension plan are invested through the Company’s group annuity contract. This contract invests in the General Investment Account (GIA) of the Company, pooled separate accounts and nonpooled separate accounts. Pooled separate account assets support more than one group annuity contract and are managed by the Company and its subsidiaries. These assets are assigned for the purposes of allocating investment returns and asset gains and losses. Nonpooled separate accounts are managed by the Company and unaffiliated asset managers.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s qualified pension plan assets managed by the Company and its subsidiaries are as follows:

	December 31,
	2015	2014

	(In Millions)

Babson Long Term Duration Bond Fund	$214	$190
Alternative Investment Separate Account	208	191
General Investment Account	197	215
MM Premier Core Bond Fund	126	125
Oppenheimer International Growth Fund	118	105
Oppenheimer Small Capitalization Core Fund	108	140
Oppenheimer Large Core Fund	88	96
MM Select Blue Chip Growth Fund	69	97
MM Select Growth Opportunities Fund	60	98
MM Select Large Cap Value Fund	45	46
MM Premier Strategic Emerging Markets Fund	37	42
MM Select Small Cap Value Fund	35	46
MM Select Small Cap Growth Fund	34	45
Oppenheimer Real Estate Fund	34	33
Babson Enhanced Index Value Fund	-	85
Oppenheimer Large Capitalization Value Fund	-	49

	$1,373	$1,603

The approximate amount of annual benefits to be paid to plan participants covered by a group annuity contract issued by the employer or related parties is $74 million for 2016.

The Company employs a total return investment approach whereby a mix of equities and fixed-income investments are used to maximize the long-term return of plan assets with a prudent level of risk. Risk tolerance is established through consideration of plan liabilities, plan funded status and the Company’s financial condition. The investment portfolio contains a diversified blend of equity and fixed-income investments. Alternative assets such as private equity funds, equity index exchange traded funds and bond index exchange traded funds are used to improve portfolio diversification. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements, and periodic asset and liability studies.

The target range allocations for the qualified pension plan assets are 13% to 23% domestic equity securities, 25% to 45% long duration bond securities, 5% to 15% GIA and aggregate bond assets, 13% to 23% international equity securities and 10% to 30% alternative investments. Domestic equities primarily include investments in large capitalization (large-cap) companies and small capitalization (small-cap) companies. Long duration bond securities invest in several long-duration bond exchange traded funds. International equities include investments in American Depository Receipts and limited partnerships that trade primarily in foreign markets in Europe, Latin America and Asia. The pension plan assets invested in the GIA through the unallocated group annuity contract earn a fixed interest. These assets comprised approximately 9% of the Plan assets as of December 31, 2015 and 10% as of December 31, 2014.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the change in the fair value of plan assets:

	December 31,
	2015	2014	2015	2014

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Fair value of plan assets, beginning of year	$2,139	$2,020	$5	$5
Actual return on plan assets	(20)	180	-	-
Employer contributions	66	40	19	19
Contributions by plan participants	-	-	9	10
Benefits paid	(111)	(101)	(28)	(29)

Fair value of plan assets, end of year	$2,074	$2,139	$5	$5

The General Investment Account is designed to provide stable, long-term investment growth. The account value is maintained at a stable value (generally referred to as “book value”) regardless of financial market fluctuations; however, if the plan sponsor initiates a full or partial termination, the amount liquidated is subject to an adjustment that could result in an increase or decrease in the book value of the plan’s investment.

The following presents the GIA allocation by type of investment:

	December 31,
	2015	2014

Bonds	59%	60%
Mortgage loans	18	16
Partnerships and LLCs	6	6
Other investments	8	9
Common stocks - subsidiaries and affiliates	6	6
Cash and cash equivalents	2	2
Real estate	1	1

	100%	100%

The qualified pension plan invests in the following pooled and nonpooled separate account options:

Babson Long Term Duration Bond Fund is a nonpooled separate account advised by Babson Capital with a long duration bond strategy that invests in a diversified portfolio of fixed-income securities, including, short-term, intermediate and long-term credit, government securities and cash. The specific performance objective is to outperform the total return of the Barclays U.S. Long Government/Credit Bond index.

Alternative Investment Separate Account is a nonpooled separate account advised by Babson Capital. Babson Capital’s strategy includes investing in holdings of private equity funds, hedge funds, a private real estate fund and an equity index exchange traded fund.

MassMutual (MM) Premier Core Bond Fund is a pooled separate account investing in a mutual fund sub-advised by Babson Capital. The mutual fund primarily invests in high-quality, investment grade bonds with selective and prudent investments in high yield bonds, which are deemed to provide an attractive risk/reward trade off. Security selection is done through an in-depth, bottom-up credit research process seeking securities with attractive yields among the corporate, U.S. government (treasury and agency) and mortgage and asset backed sectors.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Oppenheimer International Growth Fund is a pooled separate account investing in a mutual fund sub-advised by OFI Institutional that invests in international large-cap securities, primarily in the developed international markets. This international equity strategy focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity.

Oppenheimer Small Capitalization Core Fund is a pooled separate account advised by OFI Institutional Asset Management (OFI Institutional) that invests in domestic small and mid-cap, and international small and mid-cap securities. The fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying risk controls for both sector and position size. The fund’s strategy uses separate fundamental research and quantitative models to select securities.

Oppenheimer Large Core Fund is a nonpooled separate account advised by OFI Institutional that invests in a diversified mix of domestic large company stocks for capital appreciation potential. The strategy is a large-cap core equity strategy, where the portfolio managers combine fundamental research and quantitative models to identify investment opportunities among large, competitively advantaged companies whose earnings are growing faster than average, or whose shares appear to be mispriced by the market.

MM Select Blue Chip Growth Fund is a pooled separate account investing in a mutual fund sub-advised by T. Rowe Price Associates, Inc. (T. Rowe Price) and Loomis Sayles & Company (Loomis) that seeks growth of capital over the long-term. The strategy seeks well-established large cap companies with the potential for above-average earnings growth. In selecting securities, T. Rowe Price generally seeks to identify companies with a leading market position, seasoned management and strong financial fundamentals. Loomis emphasizes companies with sustainable competitive advantages, long-term secular and profitable growth, and management teams focused on creating long-term value for shareholders.

MM Select Growth Opportunities Fund is a pooled separate account investing in a mutual fund sub-advised by Sands Capital Management, LLC (Sands) and Jackson Square Partners (JSP) with a large-cap growth equity focus. Sands uses bottom-up, fundamental research and employs six key investment criteria: sustainable, above average earnings growth, a leadership position, competitive advantages, a value-added focus with a clear mission, financial strength and rational valuation. JSP seeks to select large-cap equities that it believes are undervalued in relation to their intrinsic value, as indicated by multiple factors, including a return on capital above its cost of capital.

MM Select Large Cap Value Fund is a pooled separate account investing in a mutual fund sub-advised by Barrow Hanley and Huber Capital (Huber). Barrow Hanley manages a dividend focused strategy with a high quality, conservative orientation. Huber employs a more concentrated, deeper value strategy using a dividend discount model (DDM) as the basis for determining intrinsic value opportunities.

MM Premier Strategic Emerging Markets Fund is a pooled separate account investing in a mutual fund sub-advised by OFI Institutional seeking long-term growth of capital by investing primarily in international emerging markets. OFI Institutional determines the universe of emerging market countries in which to invest, based on OFI Institutional’s assessment of a country’s suitability for investment.

MM Select Small Cap Value Fund is a pooled separate account investing in a mutual fund sub-advised by Wellington and Barrow Hanley that seeks to maximize total return through investing primarily in small-cap equity securities. Wellington employs a bottom-up stock selection process that utilizes proprietary, fundamental research to identify companies it considers to be undervalued but have the potential for significant longer-term returns. Barrow Hanley typically seeks to exploit market inefficiencies by using proprietary research to identify small-cap companies considered to be undervalued but with the potential to generate superior returns at below average levels of risk.

MM Select Small Cap Growth Fund is a pooled separate account investing in a mutual fund sub-advised by Waddell & Reed, Wellington Management and OFI Institutional. The fund invests in domestic small-cap equity securities and seeks long-term capital appreciation. Each sub-adviser employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the fund. Each of the sub-advisers uses a combination of fundamental and quantitative analyses to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Oppenheimer Real Estate Fund is a pooled separate account that invests in an Oppenheimer mutual fund sub-advised by Cornerstone Real Estate Advisers. This real estate strategy seeks out exposure to the commercial real estate market and uses a fundamental research driven approach to search for what are believed to be high quality companies in the Real Estate Investment Trust (REIT) market. REITs are publicly-traded securities that sell like a stock on the major exchanges and which invest in real estate or represent operating companies that are involved in the real estate market.

Vanguard Russell 3000 Index is a pooled separate account investing in a mutual fund advised by Vanguard. The fund is passively managed and seeks to track the Russell 3000 Index.

Goldman Sachs Asset Management Long Duration Bond Fund is a nonpooled separate account advised by Goldman Sachs Asset Management that invests in a diversified portfolio of fixed-income securities, including short-term, intermediate and long-term credit, government securities and cash. The specific performance objective is to outperform the total return of the Barclays U.S. Long Government/Credit Bond index.

Pacific Investment Management Company Long Duration Bond Fund is a nonpooled separate account advised by Pacific Investment Management Company that invests in a diversified portfolio of fixed-income securities, including short-term, intermediate and long-term credit and government securities and cash. The specific performance objective is to outperform the total return of the Barclays U.S. Long Government/Credit Bond index.

Oakmark International Collective Fund is a non-pooled separate account advised by Harris Associates that invests primarily in developed market international large-cap equity securities, which may include common stocks, preferred stocks, securities that are convertible into common stocks, depositary receipts and rights and warrants to buy common stocks. This international equity strategy seeks out companies that it believes to be trading in the market at significant discounts to their underlying values.

T. Rowe Price Emerging Markets Stock Fund is a pooled separate account investing in a mutual fund advised by T. Rowe Price that seeks long-term growth of capital through investments primarily in the common stocks of companies located or with primary operations in the emerging markets of Latin America, Asia, Europe, Africa and the Middle East.

Fair Value Measurements

The Company’s fair value hierarchy is defined in Note 15. “Fair value of financial instruments”.

The following is a description of the valuation methodologies used to measure fair value for the investments in the qualified pension plan.

Pooled Separate Accounts: Unit value calculated based on the net assets of the underlying pool of securities which value their investment securities at fair value. The separate accounts are valued daily based on the NAV of shares of the underlying funds and are therefore generally classified as Level 2. As of December 31, 2015 and 2014, the Plan had no specific plans or intentions to sell investments at amounts other than NAV. These investments can be redeemed on a daily basis and have no lockups or funding commitments.

Nonpooled Separate Accounts: Valued primarily using the closing price reported on the active market on which the individual securities are traded.

Cash: Stated at cost, which is equal to fair value, and held by an unaffiliated bank.

The General Investment Account option: Liquidation value based on an actuarial formula as defined under the terms of the contract.

The methods described above may produce a fair value calculation that is not indicative of net realizable value or reflective of the future values of the investments. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the fair value hierarchy of the Company’s pension plan assets by asset class:

	December 31, 2015

	Level 1	Level 2	Level 3	Total

	(In Millions)

Investments in the qualified pension plan:
Pooled separate accounts:
Common stocks:
U.S. large capitalization	$-	$300	$-	$300
International large capitalization	-	118	-	118
U.S. small capitalization value	-	68	-	68
International emerging markets	-	37	-	37
Real estate	-	34	-	34
Bonds:
Diversified fixed-income	-	26	-	26
Registered investment companies:
Emerging markets	57	-	-	57

Total pooled separate accounts	57	583	-	640

Nonpooled separate accounts:
Common stocks:
U.S. large capitalization	68	-	-	68
U.S. small capitalization	77	-	-	77
U.S. mid capitalization	32	-	-	32
International large capitalization value	5	-	-	5
International small/mid capitalization	8	-	-	8
Corporate and other bonds	-	249	-	249
Long duration bonds	140	-	-	140
Short-term bonds	2	-	-	2
Government securities	-	266	-	266
Mortgage backed securities	-	3	-	3
Registered investment companies:
U.S. large capitalization	59	-	-	59
Multi-strategy hedge funds	-	-	37	37
Limited partnerships:
International small/mid capitalization	-	-	155	155
Multi-strategy hedge funds	-	-	25	25
Private equity/venture capital	-	-	39	39
Asset backed securities	-	9	-	9
Real estate	-	-	46	46
Cash and short-term cash equivalents	9	8	-	17

Total nonpooled separate accounts	400	535	302	1,237

Total general investment account	-	-	197	197

Total	$457	$1,118	$499	$2,074

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2014

	Level 1	Level 2	Level 3	Total

	(In Millions)

Investments in the qualified pension plan:
Pooled separate accounts:
Common stocks:
U.S. large capitalization	$-	$242	$-	$242
International large capitalization value	-	105	-	105
U.S. small capitalization value	-	91	-	91
International emerging markets	-	42	-	42
Real estate	-	33	-	33
Bonds:
Diversified fixed income	-	125	-	125
Registered investment companies:
Emerging markets	45	-	-	45

Total pooled separate accounts	45	638	-	683

Nonpooled separate accounts:
Common stocks:
U.S. large capitalization	167	-	-	167
U.S. small capitalization	108	-	-	108
U.S. mid capitalization	64	-	-	64
International large capitalization value	15	-	-	15
International small/mid capitalization	9	-	-	9
Corporate and other bonds	-	235	-	235
Long duration bonds	116	-	-	116
Short term bonds	2	-	-	2
Government securities	-	197	-	197
Mortgage backed securities	-	7	-	7
Registered investment companies:
U.S. large capitalization	63	-	-	63
Multi-strategy hedge funds	-	-	37	37
Limited partnerships:
International small/mid capitalization	-	-	106	106
Multi-strategy hedge funds	-	-	23	23
Private equity/venture capital	-	-	28	28
Asset backed securities	-	8	-	8
Real estate	-	-	39	39
Cash and short-term cash equivalents	10	7	-	17

Total nonpooled separate accounts	554	454	233	1,241

Total general investment account	-	-	215	215

Total	$599	$1,092	$448	$2,139

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following sets forth a summary of changes in the fair value of the Plan’s Level 3 invested assets:

	Beginning Balance 1/1/2015	Actual Return on Plan Assets	Purchases	Sales	Transfers to Level 3	Ending Balance 12/31/2015

	(In Millions)

Limited partnerships:
International small/mid cap	$106	$(10)	$59	$-	$-	$155
Multi-strategy hedge fund	23	2	-	-	-	25
Private equity venture capital	28	8	5	(2)	-	39
Multi-strategy hedge fund	37	-	-	-	-	37
Real estate	39	7	-	-	-	46
General investment account	215	6	71	(95)	-	197

Total	$448	$13	$135	$(97)	$-	$499

	Beginning Balance 1/1/2014	Actual Return on Plan Assets	Purchases	Sales	Transfers to Level 3	Ending Balance 12/31/2014

	(In Millions)

Limited partnerships:
International large cap value	$111	$3	$-	$(114)	$-	$-
International small/mid cap	-	(8)	114	-	-	106
Multi-strategy hedge fund	22	1	-	-	-	23
Private equity venture capital	13	4	14	(3)	-	28
Multi-strategy hedge fund	35	2	-	-	-	37
Real estate	36	2	1	-	-	39
General investment account	242	8	47	(82)	-	215

Total	$459	$12	$176	$(199)	$-	$448

The Company evaluated the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. Based on this criteria, there were no significant transfers into or out of Level 1, 2, or 3 for the year ended December 31, 2015.

Postretirement Investments

Postretirement benefit plan assets are invested solely in a domestic fixed-income bond fund. The fair value of these postretirement benefit plan assets was $5 million as of December 31, 2015 and 2014 and was included within Level 1. The domestic fixed-income fund is a money market mutual fund that seeks the maximum potential return commensurate with the desired stability of the investments. The fund seeks to achieve this objective by investing in money market securities meeting specific credit quality standards.

The Company invests in cash, cash equivalents and liquid fixed-income securities to the extent necessary to satisfy reasonably anticipated routine current benefit payments, with additional funds held that are sufficient to satisfy reasonably unanticipated spikes in benefit payments.

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f.	Amounts recognized in the Statutory Statements of Financial Position

Unrecognized prior service cost is the adjustment to the projected benefit obligation as a result of plan amendments. It represents the increase or decrease in benefits for service performed in prior periods. For pension benefits, this cost is amortized into net periodic benefit cost over the average remaining service years of active employees at the time of the amendment. For other postretirement benefits, this cost is amortized into net periodic benefit cost over the average remaining lifetime of eligible employees and retirees at the time of the amendment.

Unrecognized net actuarial (gains) losses are variances between assumptions used and actual experience. These assumptions include return on assets, demographics and mortality. The unrecognized net actuarial gains (losses) are amortized if they exceed 10% of the projected benefit obligation and are amortized starting in the period after recognition. These are amortized into net periodic benefit cost over the remaining service-years of active employees and over the average remaining lifetime of eligible employees and retirees for other postretirement benefits.

As of December 31, 2015, the unamortized balance of the transition liability upon adoption of SSAP 102 was $18 million. This transition liability is being amortized through 2021.

The prepaid pension asset is a cumulative balance of employer contributions made to the plan netted against the plan’s accumulated net periodic benefit costs. The prepaid pension asset is a nonadmitted asset.

The accrued benefit cost recognized is the funded status of the plan adjusted for the remaining balance of unrecognized prior service cost, unrecognized net actuarial loss and the nonadmitted prepaid pension asset.

The following sets forth the amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost in 2015 and 2014 and the amounts expected to be recognized in 2016:

	December 31,
	2016	2015	2014	2016	2015	2014

	Pension Benefits			Other Postretirement Benefits

	(In Millions)

Net prior service cost	$4	$4	$8	$(6)	$2	$4
Net recognized actuarial losses	70	66	52	3	3	-

The following sets forth the amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:

	December 31,
	2015	2014	2015	2014

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Net prior service cost	$9	$13	$(58)	$42
Net actuarial losses	1,019	869	43	60
Unrecognized transition liability	18	24	-	-

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The following sets forth the projected benefit obligation funded status of the plans:

	December 31,
	2015	2014	2015	2014

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Projected benefit obligation	$2,675	$2,581	$305	$412
Less: fair value of plan assets	2,074	2,139	5	5

Projected benefit obligation funded status	$(601)	$(442)	$(300)	$(407)

The qualified pension plan was underfunded by $251 million as of December 31, 2015 and by $119 million as of December 31, 2014. The nonqualified pension plans are not funded and have total projected benefit obligations of $350 million as of December 31, 2015 and $323 million as of December 31, 2014.

The Company intends to fund $77 million in 2016 to meet its expected current obligations under its qualified and nonqualified pension plans and other postretirement benefit plans.

g.	Net periodic cost

The net periodic cost represents the annual accounting income or expense recognized by the Company and included in general insurance expenses. The net periodic cost recognized in the Statutory Statements of Operations is as follows:

	Years Ended December 31,
	2015	2014	2015	2014

	Pension Benefits		Other Postretirement/ Postemployment Benefits

	(In Millions)

Service cost	$71	$73	$10	$12
Interest cost	99	108	16	16
Expected return on plan assets	(154)	(151)	-	-
Amortization of unrecognized net actuarial and other losses	65	52	6	1
Amortization of unrecognized prior service cost	4	8	2	4

Total net periodic cost	$85	$90	$34	$33

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The expected future pension and other postretirement benefit payments, which reflect expected future service, are as follows:

	Pension Benefits	Other Postretirement Benefits

	(In Millions)

2016	$90	$20
2017	90	20
2018	96	20
2019	103	20
2020	109	20
2021-2025	643	92

The Company will no longer be eligible to receive the Medicare Prescription Drug Government Subsidy in 2016.

The net expense recognized in the Consolidated Statutory Statements of Operations for all employee and agent benefit plans is as follows:

	Years Ended December 31,
	2015	2014	2013

	(In Millions)

Pension	$85	$90	$132
Health	88	81	76
Thrift	42	44	36
Postretirement	27	28	32
Postemployment	4	5	3
Life	3	3	-
Disability	3	3	4
Other benefits	9	9	8

Total	$261	$263	$291

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

h.	Assumptions

The assumptions the Company used to calculate the benefit obligations and to determine the benefit costs are as follows:

	December 31,
	2015	2014	2013	2015	2014	2013

	Pension			Other Postretirement
	Benefits			Benefits

Weighted-average assumptions used to determine:
Benefit obligations:
Discount rate	4.30%	3.90%	4.85%	3.95%	3.75%	4.70%
Expected rate of compensation increase	3.50%	4.00%	4.00%	3.50%	4.00%	4.00%

Net periodic benefit cost:
Discount rate	3.90%	4.85%	4.00%	3.75%	4.70%	3.80%
Expected long-term rate of return on plan assets	7.25%	7.50%	7.50%	3.00%	3.00%	3.00%
Expected rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%

Assumed health care cost trend rates:
Health care cost trend rate	-	-	-	8.00%	7.00%	7.00%
Ultimate health care cost trend rate after gradual decrease until 2024 for 2015, 2023 for 2014 and 2021 for 2013.	-	-	-	5.00%	5.00%	5.00%

Assumed health care cost trend rates do not have a significant effect on the amounts reported for the health care plans.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

12.	Employee compensation plans

The Company has a long-term incentive compensation plan under which certain employees of the Company and its subsidiaries may be issued phantom stock-based compensation awards. These awards include Phantom Stock Appreciation Rights (PSARs) and Phantom Restricted Stock (PRS). These awards do not grant an equity or ownership interest in the Company.

A summary of the weighted average grant price of PSARs and PRS shares granted, the intrinsic value of PSARs shares exercised, the PRS liabilities paid and the fair value of shares vested during the year is as follows:

	December 31,
	2015	2014	2013

Weighted average grant date fair value:
PSAR granted during the year	$99.42	$78.50	$78.55
PRS granted during the year	98.64	78.54	78.58
Intrinsic value (in thousands):
PSAR options exercised	38,282	29,125	21,919
PRS liabilities paid	30,560	30,757	27,927
Fair value of shares vested during the year	44,476	71,207	65,724

A summary of PSARs and PRS shares is as follows:

	PSARs			PRS

		Weighted Average			Weighted Average

	Number		Remaining	Number		Remaining
	of		Contract	of		Contract
	Share Units	Price	Terms	Share Units	Price	Terms

	(In Thousands)		(In Years)	(In Thousands)		(In Years)

Outstanding as of December 31, 2013	2,620	$68.38	1.1	1,233	$59.71	3.2
Granted	945	78.50		315	78.54
Exercised	(752)	56.46		(395)	45.66
Forfeited	(58)	74.60		(41)	72.12

Outstanding as of December 31, 2014	2,755	73.82	1.7	1,112	69.47	3.3
Granted	939	99.42		321	98.64
Exercised	(1,090)	64.46		(309)	58.93
Forfeited	(42)	83.74		(36)	76.83

Outstanding as of December 31, 2015	2,562	85.88	3.3	1,088	80.89	2.7

Exercisable as of December 31, 2015	59	$72.51	1.8	-	$85.81	-

The PSARs compensation was a benefit of $5 million for the year ended December 31, 2015 and an expense of $63 million for the year ended December 31, 2014 and $6 million for the year ended December 31, 2013. The PSARs accrued compensation liability was $10 million as of December 31, 2015 and $58 million as of December 31, 2014. Unrecognized compensation expense related to nonvested PSARs awards was $3 million for the year ended December 31, 2015 and $18 million for the year ended December 31, 2014 and $3 million for the year ended December 31, 2013. The weighted average period over which the expense is expected to be recognized is 1.1 years.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The PSARs unrecognized compensation expense represents the total intrinsic value of all shares issued if 100% vested at current stock price, minus current compensation liability.

The PRS compensation expense was $16 million for the year ended December 31, 2015 and $38 million for the year ended December 31, 2014 and $22 million for the year ended December 31, 2013. The PRS accrued compensation liability was $49 million for the year ended December 31, 2015 and $65 million for the year ended December 31, 2014. Unrecognized compensation expense related to nonvested PRS awards was $39 million as of December 31, 2015, $47 million as of December 31, 2014 and $38 million for the year ended December 31, 2013. The weighted average period over which the expense is expected to be recognized is 2.7 years. The PRS unrecognized compensation expense represents the total value of all shares issued if 100% vested at the current stock price, minus current compensation liability.

13.	Surplus notes

The following table summarizes the surplus notes issued and outstanding as of December 31, 2015:

Issue	Face	Carrying	Interest	Maturity	Scheduled Annual Interest
Date	Amount	Value	Rate	Date	Payment Dates

	($ In Millions)

11/15/1993	$250	$250	7.625%	11/15/2023	May 15 & Nov 15
03/01/1994	100	100	7.500%	03/01/2024	Mar 1 & Sept 1
05/12/2003	250	249	5.625%	05/15/2033	May 15 & Nov 15
06/01/2009	750	743	8.875%	06/01/2039	Jun 1 & Dec 1
01/17/2012	400	399	5.375%	12/01/2041	Jun 1 & Dec 1
04/15/2015	500	491	4.500%	04/15/2065	Apr 15 & Oct 15

Total	$2,250	$2,232

All payments of interest and principal are subject to the prior approval of the Division. Interest expense is not recorded until approval for payment is received from the Division. As of December 31, 2015, the unapproved interest was $19 million. Through December 31, 2015, the Company paid cumulative interest of $1,284 million on surplus notes. Interest of $140 million was approved and paid during the year ended December 31, 2015.

Anticipated sinking fund payments are due for the notes issued in 1993 and 1994 as follows: $62 million in 2021, $88 million in 2022, $150 million in 2023 and $50 million in 2024. There are no sinking fund requirements for the notes issued in 2003, 2009, 2012 or 2015.

These notes are unsecured and subordinate to all present and future indebtedness of the Company, all policy claims and all prior claims against the Company as provided by the Massachusetts General Laws. The surplus notes are all held by bank custodians for unaffiliated investors. All issuances were approved by the Division. Surplus notes are included in surplus on the Statutory Statements of Financial Position.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

14.	Presentation of the Statutory Statements of Cash Flows

The following table presents those transactions that have affected the Company’s recognized assets or liabilities but have not resulted in cash receipts or payments during the years ended December 31, 2015, 2014 and 2013. In the Company’s prior year financial statements, the non-cash activities shown below were included within the Statutory Statement of Cash Flows. In 2015, the NAIC issued clarifying guidance related to the exclusion of non-cash activities from the statement of cash flows. As a result, the Company has excluded the 2015 non-cash activities below from the Statutory Statement of Cash Flows for the year ended December 31, 2015; however, the 2014 and 2013 non-cash activities below continue to be included within the Statutory Statements of Cash Flows for the years ended December 31, 2014 and 2013.

	Years Ended December 31,
	2015	2014	2013

	(In Millions)

Premium recognized for group annuity contracts	$1,471	$-	$-
Bonds received as consideration for group annuity contracts	(1,466)	-	-
Bond conversions and refinancing	1,197	1,066	658
Bonds received as consideration for assignment of deposit-type liabilities	(690)	-	-
Deposit-type liabilities assigned in exchange for bonds	690	-	-
Bonds received in exchange for equity of an indirect subsidiary	185	-	-
Bank loan rollovers	143	625	1,924
Other	129	110	351
Mortgage loan issued in sale of real estate	-	150	-
Bond conversions to other invested assets		-	181
Related to the group annuity reinsurance agreement:
Deposits for policyholders’ reserves related to reinsurance agreement	-	-	5,298
Liabilities for deposit-type contracts related to reinsurance agreement	-	-	3,885
Other liabilities	-	-	879
Bonds	-	-	(8,602)
Mortgage loans	-	-	(736)
Other assets	-	-	(383)
Preferred stock	-	-	(13)

Bank loan rollovers are transactions processed as the result of rate resets on existing bank loans and are included in the proceeds from investments sold, matured or repaid on bonds. In 2013, bank loan rollovers that were a result of rate resets were presented on a gross basis. In 2015 and 2014, bank loan rollovers that are a result of rate resets are presented on a net basis.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

15.	Fair value of financial instruments

The following presents a summary of the carrying values and fair values of the Company’s financial instruments:

	December 31, 2015

	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3

	(In Millions)

Financial assets:
Bonds:
U. S. government and agencies	$8,015	$8,526	$-	$8,521	$5
All other governments	762	762	-	690	72
States, territories and possessions	727	776	-	776	-
Political subdivisions	468	503	-	503	-
Special revenue	5,414	6,061	-	6,025	36
Industrial and miscellaneous	57,984	58,260	-	35,010	23,250
Parent, subsidiaries and affiliates	6,177	6,340	-	646	5,694
Preferred stocks	533	520	13	30	477
Common stocks - subsidiaries and affiliates	441	441	307	94	40
Common stocks - unaffiliated	1,140	1,140	445	515	180
Mortgage loans - commercial	20,287	20,815	-	-	20,815
Mortgage loans - residential	1,721	1,684	-	-	1,684
Derivatives:
Interest rate swaps	8,033	8,554	-	8,554	-
Options	622	622	-	622	-
Currency swaps	536	536	-	536	-
Forward contracts	55	55	-	55	-
Credit default swaps	22	13	-	13	-
Cash, cash equivalents and short-term investments	3,049	3,049	174	2,875	-
Separate account assets	60,386	60,386	39,355	20,306	725
Financial liabilities:
Repurchase agreements	5,130	5,130	-	5,130	-
Commercial paper and other borrowed money	277	277	-	250	27
Guaranteed interest contracts	5,944	5,933	-	-	5,933
Group annuity contracts and other deposits	17,939	18,667	-	-	18,667
Individual annuity contracts	6,501	8,025	-	-	8,025
Supplementary contracts	1,094	1,095	-	-	1,095
Derivatives:
Interest rate swaps	5,797	5,839	-	5,839	-
Options	7	7	-	7	-
Currency swaps	4	4	-	4	-
Forward contracts	13	13	-	13	-
Credit default swaps	19	20	-	20	-
Common stocks – subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $7,519 million.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2014

	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3

	(In Millions)

Financial assets:
Bonds:
U. S. government and agencies	$7,395	$8,206	$-	$8,199	$7
All other governments	526	560	-	486	74
States, territories and possessions	1,735	1,884	-	1,868	16
Political subdivisions	493	540	-	517	23
Special revenue	4,562	5,384	-	5,266	118
Industrial and miscellaneous	54,482	57,323	-	36,313	21,010
Parent, subsidiaries and affiliates	5,526	5,779	-	646	5,133
Preferred stocks	525	531	1	14	516
Common stocks - subsidiaries and affiliates	713	713	515	117	81
Common stocks - unaffiliated	1,188	1,188	587	441	160
Mortgage loans - commercial	17,585	18,204	-	-	18,204
Mortgage loans - residential	1,772	1,738	-	-	1,738
Derivatives:
Interest rate swaps	7,688	8,136	-	8,136	-
Options	524	524	-	524	-
Currency swaps	233	233	-	233	-
Forward contracts	70	70	-	70	-
Credit default swaps	16	18	-	18	-
Cash, cash equivalents and short-term investments	1,880	1,880	303	1,577	-
Separate account assets	60,384	60,384	40,104	19,680	600
Financial liabilities:
Repurchase agreements	4,658	4,658	-	4,658	-
Commercial paper and other borrowed money	268	268	-	250	18
Guaranteed interest contracts	4,218	4,301	-	-	4,301
Group annuity contracts and other deposits	17,454	18,446	-	-	18,446
Individual annuity contracts	6,394	7,365	-	-	7,365
Supplementary contracts	1,040	1,041	-	-	1,041
Derivatives:
Interest rate swaps	5,359	5,368	-	5,368	-
Options	9	9	-	9	-
Currency swaps	45	45	-	45	-
Forward contracts	3	3	-	3	-
Credit default swaps	8	7	-	7	-

Common stocks – subsidiaries and affiliates do not include unconsolidated subsidiaries, which had a statutory carrying value of $7,227 million.

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value establishes a measurement framework that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. Each level reflects a unique description of the inputs that are significant to the fair value measurements. The levels of the fair value hierarchy are as follows:

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Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quoted market prices from independent sources to determine the fair value of investments, and classifies such items within Level 1 of the fair value hierarchy. If quoted prices are not available, prices are derived from observable market data for similar assets in an active market or obtained directly from brokers for identical assets traded in inactive markets. Investments that are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs not directly observable or correlated with observable market data. Typical inputs, which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings and benchmark yields such as London Inter-Bank Offered Rate (LIBOR), cash flow estimates and earnings before interest, taxes, depreciation and amortization estimates. Investments that are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The Company has established and maintains policies and guidelines that govern its valuation methodologies and their consistent application. These policies and guidelines address the use of inputs, price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of prices against market activity or indicators for reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. The valuation policies and guidelines are reviewed and updated as appropriate.

Annually, the Company reviews the primary pricing vendor to validate that the inputs used in that vendor’s pricing process are deemed to be market observable as defined above. While the Company was not provided access to proprietary models of the vendor, the reviews have included on-site walk-throughs of the pricing process, methodologies and control procedures for each asset class and level for which prices are provided. The review also included an examination of the underlying inputs and assumptions for a sample of individual securities across asset classes. In addition, the Company and its pricing vendors have an established challenge process in place for all security valuations, which facilitates identification and resolution of prices that fall outside expected ranges. The Company believes that the prices received from the pricing vendors are representative of prices that would be received to sell the assets at the applicable measurement date (exit prices) and are classified appropriately in the hierarchy.

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1 (primarily equity securities including mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of Level 3 are summarized in the schedule of changes in Level 3 assets and liabilities.

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The fair value of group annuity contracts and other deposits is determined by multiplying the book value of the contract by an average market value adjustment factor. The market value adjustment factor is directly related to the difference between the book value of client liabilities and the present value of installment payments discounted at current market value yields. The market value yield is measured by the Barclay’s Aggregate Bond Index, subject to certain adjustments, and the installment period is equivalent to the duration of the Company’s invested asset portfolio.

The fair value of individual annuity and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the book value. For contracts with longer durations, guaranteed interest contracts and investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Annuities receiving dividends are accumulated at the average minimum guaranteed rate and discounted at the risk-free rate. All others are valued using cash flow projections from the Company’s asset-liability management analysis.

The following presents the Company’s fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2015

	Level 1	Level 2	Level 3	Total

	(In Millions)

Financial assets:
Bonds:
States, territories and possessions	$-	$2	$-	$2
Special revenue	-	4	-	4
Industrial and miscellaneous	-	18	22	40
Parent, subsidiaries and affiliates	-	47	45	92
Preferred stocks	-	3	2	5
Common stocks - subsidiaries and affiliates	307	94	40	441
Common stocks - unaffiliated	445	515	180	1,140
Derivatives:
Interest rate swaps	-	8,033	-	8,033
Options	-	622	-	622
Currency swaps	-	536	-	536
Forward contracts	-	55	-	55
Credit default swaps	-	2	-	2
Separate account assets	39,355	20,306	725	60,386

Total financial assets carried at fair value	$40,107	$30,237	$1,014	$71,358

Financial liabilities:
Derivatives:
Interest rate swaps	$-	$5,797	$-	$5,797
Options	-	7	-	7
Currency swaps	-	4	-	4
Forward contracts	-	13	-	13
Credit default swaps	-	2	-	2

Total financial liabilities carried at fair value	$-	$5,823	$-	$5,823

In 2015, there were no significant transfers between Level 1 and Level 2.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company’s fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2014

	Level 1	Level 2	Level 3	Total

	(In Millions)

Financial assets:
Bonds:
All other governments	$-	$4	$-	$4
Industrial and miscellaneous	-	33	109	142
Parent, subsidiaries and affiliates	-	10	79	89
Preferred stocks	-	-	3	3
Common stocks - subsidiaries and affiliates	515	117	81	713
Common stocks - unaffiliated	587	441	160	1,188
Derivatives:
Interest rate swaps	-	7,688	-	7,688
Options	-	524	-	524
Currency swaps	-	233	-	233
Forward contracts	-	70	-	70
Separate account assets	40,104	19,680	600	60,384

Total financial assets carried at fair value	$41,206	$28,800	$1,032	$71,038

Financial liabilities:
Derivatives:
Interest rate swaps	$-	$5,359	$-	$5,359
Options	-	9	-	9
Currency swaps	-	45	-	45
Forward contracts	-	3	-	3
Credit default swaps	-	5	-	5

Total financial liabilities carried at fair value	$-	$5,421	$-	$5,421

In 2014, there were no significant transfers between Level 1 and Level 2.

Valuation Techniques and Inputs

The Company determines the fair value of its investments using primarily the market approach or the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or the income approach is used.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis and categorized within Level 2 and Level 3 of the fair value hierarchy is as follows:

Separate account assets – These assets primarily include bonds (industrial and miscellaneous; U.S. government and agencies), and derivatives. Their fair values are determined as follows:

Bonds (Industrial and miscellaneous) – These securities are principally valued using the market or the income approaches. Level 2 valuations are based primarily on quoted prices in markets that are not active, broker quotes, matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads versus benchmark yields, new issuances, issuer ratings, duration, and trades of identical or comparable securities. Privately placed securities are valued using discounted cash flow models using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issuances that incorporate the credit quality and industry sector of the issuer. This level also includes securities priced by independent pricing services that use observable inputs. Valuations based on matrix pricing or other similar techniques that utilize significant unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including adjustments for illiquidity, delta spread adjustments or spreads to reflect industry trends or specific credit-related issues are classified as Level 3. In addition, inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 are classified as Level 3.

Bonds (U.S. government and agencies) – These securities are principally valued using the market approach. Level 2 valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spreads versus the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

Derivative assets and liabilities – These financial instruments are primarily valued using the market approach. The estimated fair value of derivatives is based primarily on quotations obtained from counterparties and independent sources, such as quoted market values received from brokers. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and an independent source when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based upon an internal valuation process using market observable inputs that other market participants would use. Significant inputs to the valuation of derivative financial instruments include overnight index swaps (OIS) and LIBOR basis curves, interest rate volatility, swap yield curve, currency spot rates, cross currency basis curves and dividend yields. Due to the observability of the significant inputs to these fair value measurements, they are classified as Level 2.

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts. For the periods presented, there were no significant changes to the Company’s valuation techniques.

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The following presents changes in the Company’s Level 3 assets carried at fair value:

	Year Ended December 31, 2015

	Bonds						Total Level 3
		Parent,				Separate	Financial Assets
	Industrial and	Subsidiaries,	Preferred	Common Stock		Account	Carried at
	Miscellaneous	and Affiliates	Stock	Affiliated	Unaffiliated	Assets	Fair Value

	(In Millions)

Balance as of January 1, 2015	$109	$79	$3	$81	$160	$600	$1,032
(Losses) gains in net income	(39)	(1)	-	7	11	26	4
Gains (losses) in surplus	1	(6)	-	(28)	(10)	-	(43)
Purchases	-	-	-	460	37	168	665
Issuances	3	-	-	35	-	-	38
Sales	(4)	-	-	(493)	(12)	(68)	(577)
Settlements	(4)	(1)	-	(26)	(1)	(1)	(33)
Transfers out	-	(19)	-	-	(1)	-	(20)
Other transfers	(44)	(7)	(1)	4	(4)	-	(52)

Balance as of December 31, 2015	$22	$45	$2	$40	$180	$725	$1,014

Transfers out of Level 3 occur when quoted prices are received in markets that have not been previously active, and therefore the assets are moved to Level 2. Industrial and miscellaneous were transferred out of Level 3 into Level 2 due to a change in the observability of pricing inputs.

Other transfers include assets that are either no longer carried at fair value, or have just begun to be carried at fair value, such as assets with no level changes but a change in the lower of cost or market carrying basis.

	Year Ended December 31, 2014

	Bonds						Total Level 3
		Parent,				Separate	Financial Assets
	Industrial and	Subsidiaries,	Preferred	Common Stock		Account	Carried at
	Miscellaneous	and Affiliates	Stock	Affiliated	Unaffiliated	Assets	Fair Value

	(In Millions)

Balance as of January 1, 2014	$23	$-	$1	$35	$185	$490	$734
(Losses) gains in net income	-	-	-	(1)	(71)	82	10
(Losses) gains in surplus	(13)	(6)	-	(3)	40	-	18
Purchases	3	20	3	103	9	238	376
Issuances	117	96	-	2	4	-	219
Sales	-	-	-	(34)	(4)	(320)	(358)
Settlements	(8)	(84)	-	(21)	(6)	110	(9)
Transfers in	-	53	-	-	3	-	56
Other transfers	(13)	-	(1)	-	-	-	(14)

Balance as of December 31, 2014	$109	$79	$3	$81	$160	$600	$1,032

The fair value of real estate separate accounts is carried net of encumbrances in the Statutory Statements of Financial Position and the change in encumbrances is included in the settlements within separate account assets.

Level 3 transfers in are assets that are consistently carried at fair value but have had a level change. The parent, subsidiaries, and affiliates were transferred in to Level 3 from Level 2 due to a change in the observability of pricing inputs.

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16.	Business risks, commitments and contingencies

a.	Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. The principle risks include insurance and underwriting risks, investment and interest rate risks, currency exchange risk and credit risk.

Insurance and underwriting risks

The Company prices its products based on estimated benefit payments reflecting assumptions with respect to mortality, morbidity, longevity, persistency, interest rates and other factors. If actual policy experience emerges that is significantly and adversely different from assumptions used in product pricing, the effect could be material to the profitability of the Company. For participating whole life products, the Company’s dividends to policyholders primarily reflect the difference between actual investment, mortality, expense and persistency experience and the experience embedded in the whole life premiums and guaranteed elements. The Company also reinsures certain life insurance and other long-term care insurance policies to mitigate the impact of its underwriting risk.

Investment and interest rate risks

The fair value, cash flows and earnings of investments can be influenced by a variety of factors including changes in interest rates, credit spreads, equity markets, portfolio asset allocation and general economic conditions. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various investment risks, in particular interest rate risk. By effectively matching the market sensitivity of assets with the liabilities they support, the impact of interest rate changes is addressed, on an economic basis, as the change in the value of the asset is offset by a corresponding change in the value of the supported liability.

The levels of U.S. interest rates are influenced by U.S. monetary policies and by the relative attractiveness of U.S. markets to investors versus other global markets. As interest rates increase, certain debt securities may experience amortization or prepayment speeds that are slower than those assumed at purchase, impacting the expected maturity of these securities and the ability to reinvest the proceeds at the higher yields. Rising interest rates may also result in a decrease in the fair value of the investment portfolio. As interest rates decline, certain debt securities may experience accelerated amortization and prepayment speeds than what was assumed at purchase. During such periods, the Company is at risk of lower net investment income as it may not be able to reinvest the proceeds at comparable yields. Declining interest rates may also increase the fair value of the investment portfolio.

Interest rates also have an impact on the Company’s products with guaranteed minimum payouts and on interest credited to account holders. As interest rates decrease, investment spreads may contract as crediting rates approach minimum guarantees, resulting in an increased liability.

In periods of increasing interest rates, policy loans, surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to realize investment losses.

Currency exchange risk

The Company has currency risk due to its non-U.S. dollar investments and medium-term notes along with its indirect international operations. The Company mitigates currency risk through the use of cross-currency swaps and forward contracts. Cross-currency swaps are used to minimize currency risk for certain non-U.S. dollar assets and liabilities through a pre-specified exchange of interest and principal. Forward contracts are used to hedge movements in exchange rates.

Credit and other market risks

The Company manages its investments to limit credit and other market risks by diversifying its portfolio among various security types and industry sectors as well as purchasing credit default swaps to transfer some of the risk.

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Stressed conditions, volatility and disruptions in global capital markets or in particular markets or financial asset classes can have an adverse effect on the Company, in part because the Company has a large investment portfolio and assets supporting the Company’s insurance liabilities are sensitive to changing market factors. Global market factors, including interest rates, credit spread quality, equity prices, real estate markets, foreign currency exchange rates, consumer spending, business investment, government spending, the volatility and strength of the capital markets, deflation and inflation, all affect the business and economic environment and, ultimately, the profitability of the Company’s business. Disruptions in one market or asset class can also spread to other markets or asset classes. Upheavals in the financial markets can also affect the Company’s business through their effects on general levels of economic activity, employment and customer behavior.

Significant volatility in the financial markets, and government actions taken in response, may exacerbate some of the risks the Company faces. The Company holds investments in energy and certain other commodity sectors, which have experienced similar overall market volatility and declines. With the continued weaker economic outlook in these sectors, there may be an increase in reported default rates or potential downgrades to the ratings of companies exposed to these sectors. In addition, concerns over the solvency of certain countries and sovereignties and the entities that have significant exposure to their debt have created market volatility. This volatility may continue to affect the performance of various asset classes until there is an ultimate resolution of the sovereign debt related concerns.

Real estate markets are monitored continuously with attention on regional differences in price performance, absorption trends and supply and demand fundamentals that can impact the rate of foreclosures and delinquencies. Public sector strengths and weaknesses, job growth and macro-economic issues are factors that are closely monitored to identify any impact on the Company’s real estate related investments.

The CMBS, RMBS and leveraged loan sectors are sensitive to evolving conditions that can impair the cash flows realized by investors and is subject to uncertainty. Management’s judgment regarding OTTI and estimated fair value depends upon the evolving investment sector and economic conditions. It can also be affected by the market liquidity, a lack of which can make it difficult to obtain accurate market prices for RMBS and other investments, including CMBS and leveraged loans. Any deterioration in economic fundamentals, especially related to the housing sector could affect management’s judgment regarding OTTI.

The Company has investments in structured products exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as collateralized loan obligations that are classified as CDOs. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the complex nature of CDOs and the reduced level of transparency to the underlying collateral pools for many market participants, the recovery in CDO valuations generally lags the overall recovery in the underlying assets. Management believes its scenario analysis approach, based primarily on actual collateral data and forward looking assumptions, does capture the credit and most other risks in each pool. However, in a rapidly changing economic environment, the credit and other risks in each collateral pool will be more volatile and actual credit performance of CDOs may differ from the Company’s assumptions.

The Company continuously monitors its investments and assesses their liquidity and financial viability; however, the existence of the factors described above, as well as other market factors, could negatively impact the market value of the Company’s investments. If the Company sells its investments prior to maturity or market recovery, these investments may yield a return that is less than the Company otherwise would have been able to realize.

Asset-based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the investment markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

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Market risk arises within the Company’s employee benefit plans to the extent that the obligations of the plans are not fully matched by assets with determinable cash flows. Pension and postretirement obligations are subject to change due to fluctuations in the discount rates used to measure the liabilities as well as factors such as changes in inflation, salary increases and participants living longer. The risks are that such fluctuations could result in assets that are insufficient over time to cover the level of projected benefit obligations. In addition, increases in inflation and members living longer could increase the pension and postretirement obligations. Management determines the level of this risk using reports prepared by independent actuaries and takes action, where appropriate, in terms of setting investment strategy and determining contribution levels. In the event that the pension obligations arising under the Company’s employee benefit plans exceed the assets set aside to meet the obligations, the Company may be required to make additional contributions or increase its level of contributions to these plans.

b.	Leases

The Company leases office space and equipment in the normal course of business under various noncancelable operating lease agreements. Additionally, the Company, as lessee, has entered various sublease agreements with affiliates for office space, such as OFI and Babson Capital. Total rental expense on net operating leases, recorded in general insurance expenses, was $76 million for the year ended December 31, 2015, $117 million for the year ended December 31, 2014 and $89 million for the year ended December 31, 2013. Net operating leases are net of $6 million of sublease receipts for the year ended December 31, 2015, $8 million for the year ended December 31, 2014 and $13 million for the year ended December 31, 2013.

The Company has entered into two sale-leaseback transactions with unrelated parties to sell and leaseback certain fixed assets with book values of $120 million and $110 million, which resulted in no gain or loss. The leases have five year terms, which expire in 2018 and 2020 with annual lease payments of approximately $25 million and $22 million. At the end of the leases, the Company has the option to purchase the underlying assets at fair value.

Future minimum commitments for all lease obligations as of December 31, 2015 were as follows:

		Affiliated
	Gross	Subleases	Net

	(In Millions)

2016	$99	$7	$92
2017	95	7	88
2018	83	8	75
2019	60	8	52
2020	53	8	45
Thereafter	61	10	51

Total	$451	$48	$403

In December 31, 2015, nonaffiliated subleases were less than $1 million.

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c.	Guaranty funds

The Company is subject to state insurance guaranty fund laws. These laws assess insurance companies amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations or liquidity.

d.	Litigation

The Company is involved in litigation arising in the normal course of business, which seeks compensatory damages, punitive damages and equitable remedies. Although the Company is not aware of any actions or allegations that reasonably should give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular proceeding may be material to the Company’s results of operations for a particular period depending upon, among other factors, the size of the loss and the level of the Company’s results of operations for the period.

In 2008, the Company and MMHLLC were named as defendants in several lawsuits filed in federal and state courts in Colorado, Massachusetts, New Mexico, New York and Washington by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff through his company, Bernard L. Madoff Investment Securities, LLC. Certain of these lawsuits also named Tremont Group Holdings, Inc. and certain of its affiliates, and certain of their respective current or former officers and directors, as defendants. The plaintiffs alleged a variety of state law and federal security claims against the defendants. In 2015, the companies entered into settlement agreements and paid $37 million in connection with these agreements. The Company recorded the loss as a change in net unrealized capital losses, net of tax, in the Statutory Statements of Changes in Surplus.

In 2009, several lawsuits were filed as putative class actions and later consolidated before the U.S. District Court for the District of Colorado in connection with the investment performance of Oppenheimer Rochester California Municipal Fund (the California Fund Suit). This fund was advised by OppenheimerFunds, Inc. (OFI) and distributed by its subsidiary OppenheimerFunds Distributor, Inc. (OFDI). The plaintiffs in the California Fund Suit asserted claims against the Company, OFI, OFDI and certain present and former trustees and officers of the fund under federal securities laws and allege, among other things, the disclosure documents of the fund contained misrepresentations and omissions, that the investment policies of the fund were not followed, and that the fund and the other defendants violated federal securities laws and regulations and certain state laws. Plaintiffs filed an amended complaint and defendants filed a motion to dismiss. In 2011, the court issued an order that granted in part and denied in part the defendants’ motion to dismiss. In March 2015, the court granted the plaintiffs’ motion to certify a class and to appoint class representatives and class counsel. In December 2015, the U.S. Court of Appeals for the Tenth Circuit denied defendants’ petition to appeal the district court’s class certification order. The defendants believe they have substantial defenses and will continue to vigorously defend themselves in this action. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this suit.

In 2009, the Company was named as a defendant in a lawsuit related to certain losses in a bank owned life insurance (BOLI) policy issued by the Company. The plaintiff alleges, among other things, fraud, breach of contract and breach of fiduciary duty claims against the Company, and it seeks to recover losses arising from investments pursuant to the BOLI policy. The parties have completed discovery and are preparing for trial. In May 2015, the plaintiff voluntarily dismissed its complaint and refiled the case. The Company believes it has substantial defenses and will continue to vigorously defend itself in this action. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this suit.

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In 2010, Christina Chavez (Chavez) filed a putative class action complaint against the Company. Chavez alleges that the Company breached its obligations to its term life policyholders in California by not paying dividends on those policies. The parties are engaged in active discovery. In June 2014, the parties participated in a mediation of their dispute, which did not result in a settlement. In July 2015, the judge certified a subclass consisting of one of twenty-six potential term products at issue in this case. All remaining subclasses were dismissed without prejudice. The Company believes it has substantial defenses and will continue to vigorously defend itself in this action. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this claim.

In 2011, Golden Star, Inc. (Golden Star), plan administrator of the Golden Star Administrative Associates 401(k) Plan and Golden Star Bargaining Associates 401(k) Plan, filed a putative class action lawsuit in the U.S. District Court for the District of Massachusetts against the Company. Golden Star alleges, among other things, that the Company breached its alleged fiduciary duties while performing services to 401(k) plans and that certain of its actions constituted “Prohibited Transactions” under the Employee Retirement Income Security Act of 1974. In June 2014, the Company recorded a liability for the loss paid in 2015 in connection with this lawsuit, which did not have a significant impact on the Company.

In 2012, Karen Bacchi filed a putative class action complaint against the Company in federal court alleging that the Company breached its contracts by allegedly failing to distribute surplus in excess of the statutorily prescribed limit. The court denied the Company’s motion to dismiss and the parties are engaged in active discovery. The Company believes that it has substantial defenses and will continue to vigorously defend itself in this action. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this claim.

In 2013, seven participants in the MassMutual Thrift Plan (the Thrift Plan) filed a putative class action complaint in the U.S. District Court for the District of Massachusetts. The complaint alleges, among other things, that the Company, the Investment Fiduciary Committee, the Thrift Plan Administrative Committee and individually named “fiduciaries” breached their duties by allowing the Thrift Plan to pay excessive fees and by engaging in self-dealing. The Company believes that it has substantial defenses and will continue to vigorously defend itself in this action. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this claim.

e.	Regulatory matters

The Company is subject to governmental and administrative proceedings and regulatory inquiries, examinations and investigations in the ordinary course of its business. In connection with regulatory inquiries, examinations and investigations, the Company has been contacted by various regulatory agencies including, among others, the Securities and Exchange Commission, the U.S. Department of Labor and various state insurance departments and state attorneys general. The Company has cooperated fully with these regulatory agencies with regard to their inquiries, examinations and investigations and has responded to information requests and comments.

Market volatility in the financial services industry over the last several years has contributed to increased scrutiny of the entire financial services industry. Therefore, the Company believes that it is reasonable to expect that proceedings, regulatory inquiries, examinations and investigations into the insurance and financial services industries will continue for the foreseeable future. Additionally, new industry-wide legislation, rules and regulations could significantly affect the insurance and financial services industries as a whole. It is the opinion of management that the ultimate resolution of these regulatory inquiries, examinations, investigations, legislative and regulatory changes of which we are aware will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular matter may be material to the Company’s operating results for a particular period depending upon, among other factors, the financial impact of the matter and the level of the Company’s results of operations for the period.

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f.	Commitments

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. As of December 31, 2015 the Company had approximately $324 million of these unsecured funding commitments to its subsidiaries and had $125 million for the year ended December 31, 2014. The unsecured commitments are included in private placements in the table below. As of December 31, 2015 and 2014, the Company had not funded, nor had an outstanding balance due on, these commitments.

In the normal course of business, the Company enters into letter of credit arrangements. The Company had outstanding letter of credit arrangements of approximately $159 million as of December 31, 2015 and approximately $63 million as of December 31, 2014. As of December 31, 2015 and 2014, the Company did not have any funding requests attributable to these letter of credit arrangements.

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires.

As of December 31, 2015, the Company had the following outstanding commitments:

	2016	2017	2018	2019	2020	Thereafter	Total

	(In Millions)

Private placements	$1,140	$234	$59	$320	$250	$338	$2,341
Mortgage loans	386	469	294	-	261	-	1,410
Real estate	26	-	-	-	204	-	230
Partnerships and LLC	455	559	472	419	628	408	2,941
LIHTCs (including equity contributions)	2	-	-	-	16	129	147

Total	$2,009	$1,262	$825	$739	$1,359	$875	$7,069

In the normal course of business the Company enters into commitments related to property lease arrangements, certain indemnities, investments and other business obligations. As of December 31, 2015 and 2014, the Company had no outstanding obligations attributable to these commitments.

g.	Guarantees

In the normal course of business the Company enters into guarantees related to employee and retirement benefits, the maintenance of subsidiary regulatory capital, surplus levels and liquidity sufficient to meet certain obligations, and other property lease arrangements. If the Company were to recognize a liability, the financial statement impact would be to recognize either an expense or an investment in a subsidiary, controlled, or affiliated entity. The Company has no expectations for recoveries from third parties should these guarantees be triggered. As of December 31, 2015 and 2014, the Company had no outstanding obligations to any obligor attributable to these guarantees.

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The following details contingent guarantees that are made on behalf of the Company’s subsidiaries and affiliates as of December 31, 2015.

Type of guarantee	Nature of guarantee (including term) and events and circumstances that would require the guarantor to perform under guarantee	Carrying amount of liability	Maximum potential amount of future payments (undiscounted) required under the guarantee

Employee and Retirement Benefits	The Company guarantees the payment of certain employee and retirement benefits for specific wholly-owned subsidiaries (CREA and Babson Capital), if the subsidiary is unable to pay.	-	The liabilities for these plans of $178 million have been recorded on the subsidiaries’ books and represent the Company’s maximum obligation.

Capital and Surplus Support of Subsidiaries	Certain guarantees of the Company provide for the maintenance of a subsidiary’s regulatory capital, surplus levels and liquidity sufficient to meet certain obligations. These unlimited guarantees are made on behalf of certain wholly-owned subsidiaries. (C.M. Life Insurance Company, MML Bay State Life Insurance Company and MassMutual Japan).	-	These guarantees are not limited and cannot be estimated.

Other Property Lease Arrangements	The Company guarantees the payment of various lease obligations on behalf of its subsidiaries and affiliates.	-	The future maximum potential obligations are immaterial to the Company.

Real Estate Development Completion Guarantee	The Company issued a construction loan for a real estate development project. The land on which the property is to be built is subject to a ground lease. In conjunction with issuing this construction loan, the Company has also issued a completion guarantee to the land owner that pays only in the event the project is not completed. The project is expected to be completed by June 2019.	-	$350 million

17.	Related party transactions

The Company has management and service contracts and cost-sharing arrangements with various subsidiaries and affiliates where the Company, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services. Fees from C.M. Life accounted for $39 million in 2015, $48 million in 2014 and $51 million in 2013. Fees from MML Bay State accounted for $9 million in 2015 and $11 million in 2014 and 2013.

The Company has agreements with its subsidiaries and affiliates, including OFI, MML Investment Advisers, LLC, The MassMutual Trust Company, FSB and Baring International Investment Limited, where the Company receives revenue for certain recordkeeping and other services that the Company provides to customers who select, as investment options, mutual funds managed by these affiliates.

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The Company has agreements with its subsidiaries, Babson Capital, Cornerstone Real Estate Advisers, LLC (CREA), OFI, Wood Creek Capital Management LLC and MML Investment Advisers LLC, which provide investment advisory services to the Company.

The following table summarizes the transactions between the Company and the related parties:

	Years Ended December 31,
	2015	2014	2013

	(In Millions)

Fee income:
Management and service contracts and cost-sharing arrangements	$253	$275	$214
Investment advisory income	24	30	27
Recordkeeping and other services	21	18	50
Fee expense:
Investment advisory services	270	264	239

The Company reported amounts due from subsidiaries and affiliates of $54 million as of December 31, 2015 and $59 million as of December 31, 2014. The Company reported amounts due to subsidiaries and affiliates of $18 million as of December 31, 2015 and $23 million as of December 31, 2014. Terms generally require settlement of these amounts within 30 to 90 days.

The Company’s subsidiaries, Babson Capital and CREA, invest a portion of their nonqualified compensation plan in guaranteed interest contracts with the Company. Interest credited on deposits to the Babson Capital and CREA contracts was $5 million for the years ended December 31, 2015, 2014 and 2013.

The Company approved financing of $3,013 million as of December 31, 2015 and 2014, for MassMutual Asset Finance, LLC (MMAF) that can be used to finance ongoing asset purchases and refinance existing Company provided lines of credit. During 2015, MMAF borrowed $1,272 million and repaid $1,115 million under the credit facility. During 2014 MMAF borrowed $1,417 million and repaid $812 million under the credit facility. Outstanding borrowings under the facility with the Company were $2,701 million as of December 31, 2015 and $2,280 million as of December 31, 2014. Interest for these borrowings was $47 million for the year ended December 31, 2015 and $37 million for the year ended December 31, 2014. The interest of this facility adjusts monthly based on the 30-day LIBOR.

The Company approved financing of $225 million as of December 31, 2015 and $315 million as of December 31, 2014 for Jefferies Finance, LLC that can be used for the short-term financing of assets underwritten by Jefferies Finance, LLC. During 2015, Jefferies Finance, LLC borrowed $682 million and repaid $641 million under the credit facility. During 2014, Jefferies Finance, LLC borrowed $2,700 million and repaid $3,061 million under the credit facility. There were no outstanding borrowings under the facility as of December 31, 2015 and 2014 and all outstanding interest had been paid. The interest of this facility is calculated based on a full pass through of interest accrued on the underlying loans purchased

On November 23, 2015, the Company and Pioneers Gate LLC (Pioneers Gate) completed an equity for debt swap. Pioneers Gate swapped $185 million of the Company’s contributed capital for $185 million of additional Pioneers Gate debt. No cash was distributed by Pioneers Gate.

The Company held debt issued by MMHLLC that amounted to $2,068 million as of December 31, 2015 and 2014. The Company recorded interest income on MMHLLC debt of $84 million in 2015 and $104 million in 2014.

The Company had two Modco agreements with the Japanese subsidiary of MMHLLC, MassMutual Life Insurance Company, on certain life insurance products. Under these Modco agreements, the Company was the reinsurer and the Japanese subsidiary retained the reserve and associated assets on individual life insurance policies. The predominant contract types were whole life, endowments and term insurance. The Modco agreements allowed the Japanese subsidiary to keep control of the investment and management of the assets supporting the reserves. The

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Modco adjustment was the mechanism by which the Company funded the reserve on the reinsured portion of the risk. It was needed to adjust for the financial effect of the Japanese subsidiary holding the reserves on the ceded coverage rather than the Company. These two Modco agreements were recaptured, effective May 31, 2013, resulting in a $7 million increase to income due to the recapture fee paid to the Company from the Japanese subsidiary. In addition to the recapture fee, the Company reported a $3 million increase to income for reinsurance transactions prior to the recapture on May 31, 2013.

The Company has reinsurance agreements with its subsidiary, C.M. Life, and its indirect subsidiary, MML Bay State, including stop-loss, coinsurance, Modco and yearly renewable term agreements on life insurance products. The Company also has coinsurance agreements with C.M. Life where the Company assumes substantially all of the premium on certain universal life policies.

Effective January 1, 2014, C.M. Life recaptured certain life insurance policies that were previously assumed by the Company under a Modco reinsurance arrangement, resulting in a $25 million gain for the Company. Prior to the recapture, the Company assumed 75% of the premium on certain universal life policies. The Company had funded C.M. Life a stipulated expense allowance, death and surrender benefits, and a Modco adjustment based on experience.

As of December 31, 2015, the net reinsurance amounts due to C.M. Life and MML Bay State were $49 million and as of December 31, 2014, the net reinsurance amounts due to C.M. Life and MML Bay State were $31 million. These outstanding balances are due and payable with terms ranging from monthly to annually, depending on the agreement in effect.

The following table summarizes the reinsurance transactions for these reinsurance agreements:

	Years Ended December 31,
	2015	2014	2013

	(In Millions)

Premium assumed	$57	$57	$68
Modco adjustments, included in fees and other income	15	13	32
Expense allowance on reinsurance assumed, included in commissions	(21)	(20)	(24)
Policyholders’ benefits	(97)	(69)	(107)
Experience refunds paid	-	-	(1)
Recapture fee	-	20	-

For further information on common stocks - subsidiaries and affiliates, refer to Note 4d. “Common stocks - subsidiaries and affiliates.”

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. Refer to Note 16f. “Commitments” for information on the Company’s accounting policies regarding these related party commitments and Note 16g. “Guarantees” for information on the guarantees.

18.	Subsequent events

Management of the Company has evaluated subsequent events through February 19, 2016, the date the financial statements were available to be issued. No events have occurred subsequent to the balance sheet date and before the date of evaluation that would require disclosure.

94

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

19.	Subsidiaries and affiliated companies

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2015 is illustrated below. Subsidiaries are wholly owned, except as noted.

Subsidiaries of Massachusetts Mutual Life Insurance Company

C.M. Life Insurance Company

MML Distributors LLC – 99% (remaining 1% owned by MassMutual Holding LLC)

MassMutual Holding LLC

The MassMutual Trust Company, FSB

MML Private Placement Investment Company I, LLC

MML Mezzanine Investor, LLC

MML Mezzanine Investor II, LLC

MMC Equipment Finance LLC

MML Mezzanine Investor L, LLC

MML Re Finance LLC

WP – SC, LLC – 81% (remaining 19% owned by C.M. Life Insurance Company)

MSP – SC, LLC

Country Club Office Plaza LLC – 88% (remaining 12% owned by C.M. Life Insurance Company)

MML Mezzanine Investor III, LLC

MassMutual External Benefits Group LLC

MSC Holding Company, LLC

Berkshire Way LLC

MassMutual Retirement Services, LLC

Fern Street LLC

MML Strategic Distributors, LLC

MML Investment Advisers, LLC

Pioneers Gate LLC

MML Special Situations Investor LLC

Subsidiaries of C.M. Life Insurance Company

MML Bay State Life Insurance Company

CML Mezzanine Investor, LLC

CML Mezzanine Investor L, LLC

CML Mezzanine Investor III, LLC

CML Re Finance LLC

CML Special Situations Investor LLC

Subsidiaries of MML Bay State Life Insurance Company

(No subsidiaries)

The MassMutual Trust Company, FSB

(No subsidiaries)

Subsidiaries of MassMutual Holding LLC

MML Investors Services, LLC

MML Management Corporation

MassMutual International LLC

MassMutual Assignment Company

MassMutual Capital Partners LLC

MassMutual Ventures LLC

First Mercantile Trust Company

Society of Grownups, LLC

MM Caerulus Holdco US LLC

MassMutual Ventures LLC

95

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Haven Life Insurance Agency, LLC

MM Rothesay Holdco US LLC

MM Asset Management Holding LLC

Subsidiaries of MML Investment Advisers LLC

(No subsidiaries)

Subsidiaries of Babson Capital Management LLC (a subsidiary of MM Asset Management Holding LLC)

Babson Capital Securities LLC

Babson Capital Management (Japan) KK

Babson Capital Management (Australia) Holding Company Pty Ltd.

Babson Capital Guernsey Limited

Cornerstone Real Estate Advisers LLC

Wood Creek Capital Management LLC

Babson Capital Cornerstone Asia Limited

Babson Capital Finance LLC

Babson Capital Floating Rate Income Fund Management, LLC

Babson Capital Core Fixed Income Fund Management, LLC

Babson Capital Total Return Management LLC

Babson CLO Investment Partners GP, LLC

Babson Global Loan Feeder Management, LLC

Babson TERO Management LLC

Babson Investment Grade CLO Debt Management LLC

Benton Street Advisors, Inc.

SDCOS Management LLC

Great Lakes III GP, LLC

Loan Strategies Management LLC

Mezzco LLC

Mezzco II LLC

Mezzco III LLC

Mezzco IV LLC

Mezzco Australia LLC

Mezzco Australia II LLC

Somerset Special Opportunities Management LLC

Subsidiaries of Cornerstone Real Estate Advisers LLC

Cornerstone Real Estate Advisers Inc.

Cornerstone Real Estate UK Holdings Limited

Cornerstone Real Estate Advisers Japan K.K.

Subsidiaries of Wood Creek Capital Management LLC

Wood Creek Index Company, LLC

Milestone Acquisition Holding, LLC.

Subsidiaries of MassMutual Asset Finance LLC (a subsidiary of MMC Equipment Finance LLC)

MMAF Equipment Finance LLC 2009-A

MMAF Equipment Finance LLC 2011-A

Subsidiaries of OppenheimerFunds, Inc. (an indirect subsidiary of MM Asset Management Holding LLC)

OFI Global Asset Management, Inc.

OppenheimerFunds Distributor, Inc.

Oppenheimer Real Asset Management, Inc.

OFI SteelPath, Inc.

Shareholder Services, Inc.

VTL Associates, LLC

96

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

OFI Private Investments, Inc.

OFI Global Institutional, Inc.

Subsidiaries of OppenheimerFunds Distributor, Inc.

(No subsidiaries)

Subsidiaries of Tremont Group Holdings, Inc. (an indirect subsidiary of MM Asset Management Holding LLC)

Tremont (Bermuda) Limited

Tremont Partners, LLC

Tremont GP, LLC

Settlement Agent LLC

Subsidiaries of Baring Asset Management Limited (an indirect subsidiary of MassMutual Baring Holding LLC)

Baring Fund Managers Limited

Baring International Investment Limited

Baring Pension Trustees Limited

Baring Investment Services Limited

Baring Investments (UK) Limited

Baring International Investment Management Holdings

Subsidiaries of Baring International Investment Limited

(No subsidiaries)

Pioneers Gate LLC

(No subsidiaries)

Other Affiliates:

Jefferies Finance LLC – 45% (5% owned by Babson Capital Management LLC; remaining 50% owned by Jefferies Group, Inc.) [no subsidiaries]

97

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Information regarding filings of Subsidiaries and Controlled Affiliates

The following presents certain information regarding the Company’s valuation filings for non-domestic insurance subsidiaries and controlled affiliates of the Company:

		As of December 31, 2015

	CUSIP	Gross Value	Non- admitted	Admitted	Latest Filing	2014 Approved Valuation	Valuation Method Disallowed?

	($ in Millions)

Sub-2 Filings
MassMutual Holding LLC	57543#-11-8	$5,717	$-	$5,717	6/1/2015	$5,549	No
MSC Holding Company, LLC	55367*-10-1	373	-	373	6/1/2015	358	No
Babson Capital Global Umbrella	G0R5P5-24-5	100	-	100	5/28/2015	101	No
Babson Capital Global Umbrella	G0R5P5-74-0	82	-	82	5/29/2015	95	No
Babson Capital Global Umbrella	G0756M-11-8	46	-	46	5/29/2015	47	No
The MassMutual Trust Co, FSB	57631@-10-5	17	-	17	6/1/2015	15	No
Cornerstone Global REIT Corp	21926@-10-5	1	-	1	8/19/2015	1	No
Babson Capital Global Umbrella	G0R5P3-10-9	-	-	-	8/6/2015	69	No

Aggregate Total:		$6,336	$-	$6,336		$6,235

The Company also has other subsidiaries and controlled affiliates included in partnerships and LLCs that do not require Sub-2 valuation fillings with the NAIC. Affiliated partnerships and LLCs were $4,213 million as of December 31, 2015.

98

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

20.	Impairment listing for loan-backed and structured securities

The following are the total cumulative adjustments and impairments for loan-backed and structured securities since July 1, 2009:

Period Ended	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
December 31, 2015	$4,881,393.98	$-	$4,881,393.98	$4,783,193.97	$(98,200.01)	$4,783,193.97	$4,728,735.62
September 30, 2015	50,531,382.40	-	50,531,382.40	45,665,858.52	(4,865,523.88)	45,665,858.52	58,523,652.24
June 30, 2015	66,924,926.70	-	66,924,926.70	65,240,585.41	(1,684,341.29)	65,240,585.41	72,953,475.23
March 31, 2015	17,856,447.05	-	17,856,447.05	17,681,510.35	(174,936.70)	17,681,510.35	17,553,998.88
December 31, 2014	69,225,742.98	-	69,225,742.98	68,301,291.28	(924,451.70)	68,301,291.28	79,410,553.48
September 30, 2014	645,720.82	-	645,720.82	604,437.11	(41,283.71)	604,437.11	627,381.39
June 30, 2014	57,012,606.16	-	57,012,606.16	55,422,168.01	(1,590,438.15)	55,422,168.01	75,253,387.54
March 31, 2014	91,702,041.47	-	91,702,041.47	80,744,073.99	(10,957,967.48)	80,744,073.99	97,672,070.74
December 31, 2013	113,707,950.98	-	113,707,950.98	108,815,640.18	(4,892,310.80)	108,815,640.18	111,783,051.88
September 30, 2013	81,945,730.49	-	81,945,730.49	80,589,482.19	(1,356,248.30)	80,589,482.19	77,049,314.39
June 30, 2013	147,215,936.13	-	147,215,936.13	142,140,571.53	(5,075,364.60)	142,140,571.53	130,973,022.96
March 31, 2013	194,772,024.52	-	194,772,024.52	188,372,088.50	(6,399,936.02)	188,372,088.50	176,678,910.26
December 31, 2012	378,096,660.04	-	378,096,660.04	366,323,110.21	(11,773,549.83)	366,323,110.21	333,086,072.58
September 30, 2012	816,573,456.06	-	816,573,456.06	788,350,822.82	(28,222,633.24)	788,350,822.82	697,683,288.85
June 30, 2012	912,025,936.52	-	912,025,936.52	890,494,220.76	(21,531,715.76)	890,494,220.76	708,872,106.49
March 31, 2012	1,095,018,529.18	-	1,095,018,529.18	1,058,132,041.09	(36,886,488.09)	1,058,132,041.09	841,095,012.78
December 31, 2011	1,090,904,993.06	-	1,090,904,993.06	1,056,761,288.41	(34,143,704.65)	1,056,761,288.41	754,310,837.90
September 30, 2011	762,320,631.78	-	762,320,631.78	738,510,047.63	(23,810,584.15)	738,510,047.63	546,494,231.96
June 30, 2011	1,130,732,656.14	-	1,130,732,656.14	1,078,535,670.23	(52,196,985.91)	1,078,535,670.23	839,143,290.12
March 31, 2011	1,097,705,351.09	-	1,097,705,351.09	1,068,852,203.67	(28,853,147.42)	1,068,852,203.67	816,688,348.33
December 31, 2010	968,742,508.30	-	968,742,508.30	950,111,416.81	(18,631,091.49)	950,111,416.81	708,895,636.97
September 30, 2010	915,728,029.86	-	915,728,029.86	889,896,058.18	(25,831,971.68)	889,896,058.18	673,462,492.71
June 30, 2010	1,362,887,892.31	-	1,362,887,892.31	1,335,628,211.52	(27,259,680.79)	1,335,628,211.52	975,241,505.93
March 31, 2010	1,471,905,695.71	-	1,471,905,695.71	1,391,337,542.96	(80,568,152.75)	1,391,337,542.96	1,015,645,802.04
December 31, 2009	1,349,124,213.70	-	1,349,124,213.70	1,290,817,167.68	(58,307,046.02)	1,290,817,167.68	852,088,739.42
September 30, 2009	2,953,442,689.02	(106,853,708.32)	2,846,588,980.70	2,700,948,264.43	(145,640,716.27)	2,700,948,264.43	1,692,409,639.54
Totals		$(106,853,708.32)			$(631,718,470.69)

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2015:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
45660LYW3	$2,035,456.46	$-	$2,035,456.46	$1,960,235.34	$(75,221.12)	$1,960,235.34	$1,957,687.26
589929N38	366,246.39	-	366,246.39	362,448.35	(3,798.04)	362,448.35	354,617.03
79549ASN0	6,838.97	-	6,838.97	3,582.43	(3,256.54)	3,582.43	51,563.43
9393365V1	845,779.69	-	845,779.69	837,217.39	(8,562.30)	837,217.39	793,294.33
939336KZ5	1,627,072.47	-	1,627,072.47	1,619,710.46	(7,362.01)	1,619,710.46	1,571,573.57
Totals	$4,881,393.98	$-	$4,881,393.98	$4,783,193.97	$(98,200.01)	$4,783,193.97	$4,728,735.62

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2015:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
17307GKZ0	$117,486.80	$-	$117,486.80	$117,127.93	$(358.87)	$117,127.93	$115,240.08
55274SAM3	341,582.01	-	341,582.01	324,346.42	(17,235.59)	324,346.42	334,591.45
77277LAF4	28,226,832.71	-	28,226,832.71	25,446,697.16	(2,780,135.55)	25,446,697.16	33,421,879.80
77277LAH0	1,413,733.84	-	1,413,733.84	1,278,117.52	(135,616.32)	1,278,117.52	3,220,416.00
77277LAJ6	20,018,166.31	-	20,018,166.31	18,098,147.21	(1,920,019.10)	18,098,147.21	21,031,329.24
79549ASM2	413,580.73	-	413,580.73	401,422.28	(12,158.45)	401,422.28	400,195.67
Totals	$50,531,382.40	$-	$50,531,382.40	$45,665,858.52	$(4,865,523.88)	$45,665,858.52	$58,523,652.24

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2015:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
125435AA5	$5,591,390.77	$-	$5,591,390.77	$5,519,187.17	$(72,203.60)	$5,519,187.17	$5,281,761.87
17307GKZ0	119,235.99	-	119,235.99	118,847.22	(388.73)	118,847.22	116,727.92
77277LAF4	29,050,737.79	-	29,050,737.79	28,226,832.71	(823,905.08)	28,226,832.71	33,335,201.70
77277LAH0	1,453,924.32	-	1,453,924.32	1,413,733.82	(40,190.50)	1,413,733.82	3,212,064.00
77277LAJ6	20,587,172.84	-	20,587,172.84	20,018,166.32	(569,006.52)	20,018,166.32	20,976,785.46
86359DMC8	10,122,465.03	-	10,122,465.03	9,943,818.17	(178,646.86)	9,943,818.17	10,030,934.28
Totals	$66,924,926.74	$-	$66,924,926.74	$65,240,585.41	$(1,684,341.29)	$65,240,585.41	$72,953,475.23

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2015:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
05948JAA0	$140,272.10	$-	$140,272.10	$134,123.48	$(6,148.62)	$134,123.48	$134,714.77
125435AA5	761,146.58	-	761,146.58	760,429.38	(717.20)	760,429.38	756,781.89
17307GKZ0	181,599.21	-	181,599.21	181,427.62	(171.59)	181,427.62	178,302.24
585525FC7	39,641.31	-	39,641.31	39,369.38	(271.93)	39,369.38	39,067.16
589929N38	442,399.12	-	442,399.12	440,825.92	(1,573.20)	440,825.92	427,585.66
61750MAB1	6,703.44	-	6,703.44	6,082.46	(620.98)	6,082.46	6,632.60
81744FDK0	1,457,921.03	-	1,457,921.03	1,443,546.61	(14,374.42)	1,443,546.61	1,418,067.40
86359DMC8	10,456,789.36	-	10,456,789.36	10,378,178.75	(78,610.61)	10,378,178.75	10,326,945.98
885220FS7	3,341,468.04	-	3,341,468.04	3,273,617.68	(67,850.36)	3,273,617.68	3,293,395.98
92922F2G2	56,110.80	-	56,110.80	55,440.74	(670.06)	55,440.74	54,572.94
939336KZ5	972,396.06	-	972,396.06	968,468.33	(3,927.73)	968,468.33	917,932.26
Totals	$17,856,447.05	$-	$17,856,447.05	$17,681,510.35	$(174,936.70)	$17,681,510.35	$17,553,998.88

100

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

21.	Structured Notes

A structured note is a direct debt issuance by a corporation, municipality, or government entity, ranking pari-passu with the issuer’s other debt issuance of equal seniority where either: (a) the coupon and/or principal payments are linked, in whole or in part, to prices or payment streams from index or indices, or assets deriving their value from other than the issuer’s credit quality, or (b) the coupon and/or principal payments are leveraged by a formula that is different from either a fixed coupon, or a non-leveraged floating rate coupon linked to an interest rate index, including but not limited to LIBOR or the prime rate. As structured notes are issuer obligations without a trust, they are within the scope of SSAP No. 26, “Bonds, Excluding Loan-backed and Structured Securities” (SSAP No. 26). Structured notes are different than the asset backed structured securities, which are accounted for under SSAP No. 43R, “Revised - Loan-Backed and Structured Securities” (SSAP No. 43R), as they lack either a trust or assets backing them. The disclosure below allows regulators to assess the volume of activity in structured notes and to determine whether additional accounting or reporting revisions, such as valuation and risk-based capital, are needed. To satisfy this request, the Company is required to separately identify structured notes, on a CUSIP basis and provide information by CUSIP for actual cost, fair value, book/adjusted carrying value, and whether the structured note is a mortgage-referenced security. The following sets forth the actual cost, fair value and carrying value of structured notes as of December 31, 2015:

CUSIP Identification	Actual Cost	Fair Value	Book / Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
165167BZ9	$94,600	$103,400	$94,606	NO
289237AD1	2,000,000	1,927,200	2,000,000	NO
289237AE9	1,699,200	1,937,800	1,976,237	NO
30256YAA1	27,755,666	29,456,915	27,734,159	NO
30711XAW4	3,606,970	3,595,473	3,606,970	YES
30711XBE3	7,852,782	7,843,356	7,852,782	YES
3137G0EQ8	5,168,092	5,158,179	5,168,092	YES
912810FR4	4,944,283	6,053,297	4,881,186	NO
912810PS1	1,874,118	2,590,433	1,884,028	NO
912810RA8	318,453,774	332,656,340	322,488,588	NO
912810RF7	1,368,352,416	1,266,362,818	1,363,581,292	NO
912810RL4	22,647,985	22,020,970	22,683,498	NO
912828GD6	1,881,627	2,296,153	1,933,204	NO
912828GX2	1,982,647	2,097,510	1,838,360	NO
TT3256233	1,262,834	1,283,550	1,267,299	NO

Total	$1,769,576,994	$1,685,383,394	$1,768,990,301

101

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Financial Statements included in Part A

Condensed Financial Information

Financial Statements included in Part B

The Registrant

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2015

Statements of Operations and Changes in Net Assets for the years ended December 31, 2015 and 2014

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2015 and 2014

Statutory Statements of Operations for the years ended December 31, 2015, 2014 and 2013

Statutory Statements of Changes in Surplus for the years ended December 31, 2015, 2014 and 2013 Statutory Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013

Notes to Statutory Financial Statements

(b)	Exhibits

	Exhibit 1	Resolution of Board of Directors of Massachusetts Mutual Life Insurance Company authorizing the establishment of the Separate Account – Incorporated by reference to Initial Registration Statement File No. 333-45039 filed January 28, 1998

	Exhibit 2	Not Applicable.

Exhibit 3

i.       Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Initial Registration Statement File No. 333-202684 filed March 12, 2015

ii.      Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement
File No. 333-150916 filed April 28, 2014

iii.    Template for Insurance Product Distribution Agreement (version 9/2014) MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

	Exhibit 4	i. Form of Individual Annuity Contract –Incorporated by reference to Initial Registration Statement File No. 333-109620 filed October 10, 2003

ii. Form of Contract Schedule – Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement File No. 333-109620 filed October 2, 2007

iii. Form of Guaranteed Minimum Income Benefit Rider – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-109620 filed June 1, 2007

iv. Form of Guaranteed Minimum Withdrawal Benefit Rider – Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement File No. 333-109620 filed October 2, 2007

v.      9/8/2008 Revisions (2008 Version): Form of Individual Annuity Contract; Form of Contract Schedule; Form of Guaranteed Minimum Income Benefit Rider; Exchange Endorsement; Unisex Annuity Rates Rider – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-109620 filed August 19, 2008

vi. Guaranteed Minimum Income Benefit Rider Endorsements – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-109620 filed September 18, 2012

	Exhibit 5	Form of Individual Annuity Application – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-109620 filed August 19, 2008

Exhibit 6

i.       Copy of Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-50410 filed November 24, 2008

ii.      By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

	Exhibit 7	Not Applicable.

	Exhibit 8	i. Fund Participation Agreements

a. AIM Funds (Invesco Funds)

	–	Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, A I M Distributors, Inc., and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

		•	Amendment No. 1 effective as of July 1, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

		•	Amendment Nos. 2 and 3 effective April 30, 2010 and May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

b.	Fidelity Funds

	–	Participation Agreement dated May 1, 1998 (Variable Insurance Products Fund II, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

		•	Amendments effective May 1, 1998 and April 15, 2001 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

		•	Amendment effective June 30, 2008 – Incorporated by reference to Pre- Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

		•	Amendment effective September 1, 2015 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed on or about April 26, 2016

	–	Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

c.	Ivy Funds

	–	Participation Agreement dated as of October 25, 2012 (Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

		•	First Amendment dated January 18, 2013 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

d.	MML Funds

	–	Participation Agreement dated August 15, 2008 (MML Series Investment Fund, American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

	–	Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company)– Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement File No. 002-39334 filed August 22, 2007

		•	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

		•	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

		•	Third Amendment dated April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

		•	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

		•	Fifth Amendment dated August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement File No. 002-39334 filed March 1, 2013

		•	Sixth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

		•	Seventh Amendment dated August 11, 2015 – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

e.	MML II Funds

	–	Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-122804 filed April 30, 2008

		•	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

		•	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

			•	Third Amendment dated as of April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

			•	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-122804 filed March 2, 2011

			•	Fifth Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

			•	Sixth and Seventh Amendments dated and effective August 28, 2012 and November 12, 2012 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-122804 filed March 1, 2013

			•	Eighth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

			•	Ninth Amendment dated August 11, 2015 – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

	f.	Oppenheimer Funds

		–	Participation Agreement, entered into as of May 1, 2006 and executed on November 20, 2007, (Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

			•	Amendment No. 1 effective April 3, 2008 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed April 28, 2009

			•	Amendment No. 2 effective June 8, 2009 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

			•	Amendment No. 3 effective October 13, 2010 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

			•	Amendment No. 4 dated April 1, 2014 – Incorporated by reference to Post- Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

	g.	PIMCO Funds

		–	Participation Agreement dated as of April 21, 2006 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

			•	Amendment No. 1 effective as of June 30, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916 filed September 12, 2008

			•	Termination, New Agreements and Amendments dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039 filed April 25, 2012

			•	Amendment effective as of May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039 filed April 25, 2012

	h.	Voya Funds

		–	Participation Agreement dated April 26, 2006 (Massachusetts Mutual Life Insurance Company, ING Funds Distributor, LLC and ING Variable Products Trust) – Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement File No. 033-73140 filed April 27, 2007

			•	Amendments dated May 28, 2007 and April 3, 2008 – Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

			•	Amendment dated September 6, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

			•	Amendment dated May 27, 2010 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

			•	Amendment dated January 17, 2014 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

			•	Amendment dated December 23, 2014 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

ii.	Rule 22c-2 Agreements (Shareholder Information Agreements)

	a.	AIM Variable Insurance Funds effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		b.	Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		c.	Ivy Funds Variable Insurance Portfolios Amended and Restated Agreement dated November 13, 2012 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

		d.	MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		e.	MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		f.	OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		g.	PIMCO Variable Insurance Trust (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

		h.	Voya Variable Products Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

Exhibit 9	Opinion and Consent of Counsel – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-109620 filed April 28, 2010

Exhibit 10	i.	Consent of Independent Registered Public Accounting Firm, KPMG LLP. *

	ii.	Powers of Attorney

		à	Mark T. Bertolini Isabella D. Goren	Jeffrey M. Leiden

– Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-202684, as filed with the Securities and Exchange Commission on or about April 26, 2016.

		à	Laura J. Sen

– Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement No. 333-45039 filed April 23, 2013

		à	Gregory Deavens	H. Todd Stitzer

– Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039 filed April 25, 2012

		à	Roger W. Crandall Michael T. Rollings Kathleen A. Corbet James H. DeGraffenreidt, Jr. Patricia Diaz Dennis	Robert A. Essner Raymond W. LeBoeuf Cathy E. Minehan Marc F. Racicot William T. Spitz

– Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement No. 333-81015 filed April 28, 2010

Exhibit 11	Not Applicable.

Exhibit 12	Not Applicable.

*	filed herewith

Item 25. Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Kathleen A. Corbet, Lead Director 49 Cross Ridge Road New Canaan, CT 06840	Cathy E. Minehan, Director 128 Beacon Street Boston, MA 02116	Jeffrey M. Leiden, Director 50 Northern Avenue Boston, MA 02210

Roger W. Crandall, Director, Chairman 1295 State Street B101 Springfield, MA 01111	Marc Racicot, Director 28013 Swan Cove Drive Bigfork, MT 59911	Mark T. Bertolini, Director 151 Farmington Avenue Hartford, CT 06156

James H. DeGraffenreidt, Jr., Director 1340 Smith Avenue Suite 200 Baltimore, MD 21209	Laura J. Sen, Director 95 Pembroke Street, Unit 1 Boston, MA 02118	Patricia Diaz Dennis, Director 103 Devine Road San Antonio, TX 78212

William T. Spitz, Director 16 Wynstone Nashville, TN 37215	Robert A. Essner, Director 1301 Westway Drive Sarasota, FL 34236	H. Todd Stitzer, Director 1312 Casey Key Road Nokomis, FL 34275

Raymond W. LeBoeuf, Director 1590 Galleon Drive Naples, FL 34102-7716	Isabella D. Goren, Director 16228 Shadybank Drive Dallas, TX 75248

Officers of Massachusetts Mutual Life Insurance Company

Todd G. Picken, Corporate Vice President and Treasurer 1295 State Street Springfield, MA 01111	Melvin Corbett, Executive Vice President and Chief Investment Officer 1295 State Street Springfield, MA 01111

Roger W. Crandall, President and Chief Executive Officer (principal executive officer) 1295 State Street B101 Springfield, MA 01111	Pia Flanagan,, Vice President, Corporate Secretary & Assistant General Counsel 1295 State Street Springfield, MA 01111

Mark Roellig, Executive Vice President and General Counsel 1295 State Street Springfield, MA 01111	Robert Casale, Executive Vice President & Chief Information Officer 1295 State Street Springfield, MA 01111

Michael T. Rollings, Executive Vice President and Chief Financial Officer 1295 State Street Springfield, MA 01111	Elizabeth Chicares, Executive Vice President, Chief Enterprise Risk Officer and Chief Actuary 1295 State Street Springfield, MA 01111

Elaine A. Sarsynski, Executive Vice President 1295 State Street Springfield, MA 01111	Susan Cicco, Senior Vice President & Chief of Staff 1295 State Street Springfield, MA 01111

Michael Fanning, Executive Vice President 1295 State Street Springfield, MA 01111	Adnan Omar Ahmed, Executive Vice President and Chief Human Resources Officer 1295 State Street Springfield, MA 01111

Gregory Deavens, Senior Vice President and Controller 1295 State Street Springfield, MA 01111

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 1 to Registration Statement File No. 333-202684, as filed with the Securities and Exchange Commission on or about April 26, 2016

Item 27. Number of Contract Owners

As of March 31, 2016, the number of contract owners was 19,363.

Item 28. Indemnification

MassMutual directors and officers are indemnified under Article V of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

“ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with certain of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

Item 29.	Principal Underwriters

(a)	MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, and Massachusetts Mutual Variable Life Separate Account II.

(b)	MMLIS and MSD are the principal underwriters for this contract. The following people are officers and directors of MMLIS and officers and directors of MSD:

OFFICERS AND DIRECTORS OF MML INVESTORS SERVICES, LLC
Name	Positions and Offices	Principal Business Address
Michael Fanning	Director, (Chairman of the Board) & Chief Executive Officer	*

John Vaccaro	President, Agency Field Force Supervisor, Director	*

William F. Monroe, Jr.	Vice President, Chief Operating Officer	*
Nathan Hall	Chief Financial Officer, Treasurer and Assistant Vice President	*

Christine Frederick	Chief Compliance Officer	*
Althea O’Donnell	AML Compliance Officer	*
Susan Scanlon	Deputy Chief Compliance Officer	**
James Puhala	Deputy Chief Compliance Officer	*
Mark Viviano	Co-Chief Operations Officer and Assistant Vice President	**

Mark Larose	Co-Chief Operations Officer and Assistant Vice President	*

Kenneth M. Rickson	Field Risk Officer	*
Robert S. Rosenthal	Chief Legal Officer, Vice President, Associate General Counsel and Secretary	*

Douglas Russell	Vice President	*
Wendy Benson	Vice President	*
Mathew Verdi	Assistant Vice President	*
Edward K. Duch, III	Assistant Secretary	*
Jennifer L. Dupuis-Krause	Assistant Secretary	*
Bruce C. Frisbie	Assistant Treasurer	**
Kevin LaComb	Assistant Treasurer	*
Todd Picken	Assistant Treasurer	*
Kristin Costanzo	Assistant Treasurer	*
Kathy Rogers	Continuing Education Officer	*
Joseph Sparacio	Senior Regional Vice President	9830 E. Granite Peak Trail Scottsdale, AZ 85262
Michael St. Clair	Senior Regional Vice President	*
Richard Bourgeois	Vice President	*
Francine Reipold	Vice President	*
Mario Morton	Assistant Vice President and Registration Manager	*
Anthony Frogameni	Chief Privacy Officer, Assistant Vice President	*
Elaine Gruet	Assistant Vice President	*
Delphine Soucie	Assistant Vice President	*
David Cove	Regional Assistant Vice President	*
Kevin DeGray	Regional Assistant Vice President	*
Nicholas DeLuca	Regional Assistant Vice President	1101 North Black Canyon Highway PH30 Phoenix, AZ 85209
David Hardy	Regional Assistant Vice President	*
Donald Helmes	Regional Assistant Vice President	*
Courtney Munoz	Regional Assistant Vice President	*
John Rogan	Regional Assistant Vice President	*
Jack Yvon	Regional Assistant Vice President	*
Michael Rollings	Director	*
Elizabeth Ward Chicares	Director	*
Jennifer Healy	Variable Annuity Product Distribution Officer	*
Craig Waddington	Variable Life Product Distribution Officer	*
Michael Dunn	Worksite Product Distribution Officer	**
* 1295 State Street, Springfield, MA 01111-0001 ** 100Bright Meadow Boulevard, Enfield, CT 06082-1981

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Benson, Wendy	Director and President	*

Duch, Edward K. III	Assistant Secretary	*

Dupuis-Krause, Jennifer	Assistant Secretary	*

Hall, Nathan L.	Chief Financial Officer and Treasurer	*

Morton, Mario	Registration Manager	*

Rollings, Michael	Director	*

Rosenthal, Robert S.	Chief Legal Officer, Secretary and Vice President	*

Scanlon, Susan	Chief Compliance Officer and Vice President	*

Vaccaro, John A.	Director, Chairman of the Board, Chief Executive Officer	*

Ward Chicares, Elizabeth	Director	*

Jennifer Healy	Variable Annuity Product Distribution Officer	*

Waddington, Craig	Variable Life Product Distribution Officer	*

* 1295 State Street, Springfield, MA 01111-0001

(c)	For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 30. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 1295 State Street, Springfield, MA 01111.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)	Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the individual deferred variable annuity contract described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 21 to Registration Statement No. 333-109620 and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Springfield and the Commonwealth of Massachusetts, on April 25, 2016.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4 (Registrant) MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	ROGER W. CRANDALL*
Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	April 25, 2016
Roger W. Crandall	(principal executive officer)

MICHAEL T. ROLLINGS *	Chief Financial Officer	April 25, 2016
Michael T. Rollings	(principal financial officer)

GREGORY DEAVENS *	Controller	April 25, 2016
Gregory Deavens	(principal accounting officer)

MARK T. BERTOLINI *	Director	April 25, 2016
Mark T. Bertolini

KATHLEEN A. CORBET *	Director	April 25, 2016
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT , JR. *	Director	April 25, 2016
James H. DeGraffenreidt , Jr.

PATRICIA DIAZ DENNIS *	Director	April 25, 2016
Patricia Diaz Dennis

ROBERT A. ESSNER *	Director	April 25, 2016
Robert A. Essner

ISABELLA D. GOREN *	Director	April 25, 2016
Isabella D. Goren

RAYMOND W. LEBOEUF *	Director	April 25, 2016
Raymond W. LeBoeuf

JEFFREY M. LEIDEN *	Director	April 25, 2016
Jeffrey M. Leiden

CATHY E. MINEHAN *	Director	April 25, 2016
Cathy E. Minehan

MARC RACICOT *	Director	April 25, 2016
Marc Racicot

LAURA J. SEN *	Director	April 25, 2016
Laura J. Sen

WILLIAM T. SPITZ *	Director	April 25, 2016
William T. Spitz

H. TODD STITZER *	Director	April 25, 2016
H. Todd Stitzer

/S/ JOHN E. DEITELBAUM		April 25, 2016
* John E. Deitelbaum Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Item 24. Exhibits

Exhibit (10)	i.	Consent of Independent Registered Public Accounting Firm – KPMG LLP